UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Small Cap Index Fund Fidelity® Small Cap Index Fund : FSSNX

This annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained about 67% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+90%). Information technology, which gained approximately 67%, also helped, as did health care, which advanced approximately 39%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+64%). The financials sector rose approximately 25%, while energy gained approximately 96% and materials advanced roughly 64%. Other contributors included the consumer discretionary (+23%), real estate (+24%), communication services (+57%), utilities (+17%) and consumer staples (+3%) sectors.
•Turning to individual stocks, the top contributor was Bloom Energy (+1444%), from the capital goods group. Another notable contributor was Credo Technology (+304%), a stock in the semiconductors & semiconductor equipment industry. Fabrinet (+233%) and TTM Technologies (+688%), from the technology hardware & equipment category, helped. Lastly, EchoStar (+447%), from the media & entertainment category, also boosted the fund.
•In contrast, the biggest detractor was SPS Commerce (-61%), from the software & services category. From the same category, Commvault Systems (-41%) hurt the fund. In pharmaceuticals, biotechnology & life sciences, ADMA Biologics (-57%) hurt the fund. In technology hardware & equipment, Badger Meter returned -45% and hindered the fund. Lastly, in capital goods, Aebi Schmidt Holding returned about 5% and also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2016 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Index Fund	44.56%	5.86%	11.12%
Russell 2000® Index	44.41%	5.75%	10.98%
Russell 3000® Index	31.01%	11.91%	14.75%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$32,562,648,785
Number of Holdings	1,929
Total Advisory Fee	$6,979,883
Portfolio Turnover	20%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.6
Health Care	16.3
Information Technology	16.2
Consumer Discretionary	8.0
Energy	6.3
Real Estate	5.2
Materials	4.8
Utilities	2.8
Communication Services	2.5
Consumer Staples	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 1.1
Thailand - 0.8
Switzerland - 0.3
Puerto Rico - 0.3
Norway - 0.2
United Kingdom - 0.2
Cameroon - 0.2
Monaco - 0.1
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.0
Credo Technology Group Holding Ltd	1.0
Fabrinet	0.8
Coeur Mining Inc	0.7
Nextpower Inc Class A	0.6
EchoStar Corp Class A	0.6
TTM Technologies Inc	0.6
IonQ Inc	0.5
Sterling Infrastructure Inc	0.5
Advanced Energy Industries Inc	0.5
7.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913275.101    2358-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Large Cap Growth Index Fund Fidelity® Series Large Cap Growth Index Fund : FHOFX

This annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 39% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+101%). Communication services stocks also helped (+52%), benefiting from the media & entertainment industry (+52%). Consumer discretionary rose approximately 25%, industrials gained 29%, lifted by the capital goods industry (+65%), and health care advanced 3%. Other contributors included the consumer staples (+6%), energy (+38%), utilities (+28%) and materials (+1%) sectors.
•Conversely, financials returned -3% and detracted most. This group was hampered by the financial services industry (-3%). Real estate (-7%) also hurt, hampered by the equity real estate investment trusts industry (-6%).
•Turning to individual stocks, the biggest contributor was NVIDIA (+83%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained approximately 118% and boosted the fund. Alphabet, within the media & entertainment industry, gained roughly 142% and boosted the fund. In technology hardware & equipment, Apple (+28%) boosted the fund. Lastly, Amazon.com (+45%), from the consumer discretionary distribution & retail industry, also helped.
•In contrast, the biggest detractor was ServiceNow (-54%), from the software & services industry. From the same industry, Intuit (-38%) and Adobe (-34%) hurt the fund's performance. Netflix (-17%), a stock in the media & entertainment industry, detracted. Lastly, Mastercard, within the financial services group, returned approximately -8% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Large Cap Growth Index Fund	30.60%	13.84%	17.18%
Russell 1000® Growth Index	30.63%	13.82%	17.18%
Russell 1000® Index	30.42%	12.32%	14.28%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,471,367,882
Number of Holdings	391
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.5
Communication Services	12.9
Consumer Discretionary	12.7
Health Care	7.1
Industrials	6.6
Financials	5.6
Consumer Staples	2.7
Real Estate	0.4
Energy	0.4
Materials	0.3
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Brazil - 0.2
Korea (South) - 0.1
Canada - 0.1
Switzerland - 0.0
Australia - 0.0
Kazakhstan - 0.0
Puerto Rico - 0.0
Germany - 0.0
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Apple Inc	11.2
Microsoft Corp	8.8
Broadcom Inc	5.9
Amazon.com Inc	4.9
Alphabet Inc Class A	4.3
Alphabet Inc Class C	3.4
Meta Platforms Inc Class A	3.3
Tesla Inc	3.3
Eli Lilly & Co	2.4
60.8
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913290.101    3222-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Mid Cap Index Fund Fidelity® Mid Cap Index Fund : FSMDX

This annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 66% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+198%). Industrials, which gained 38%, also helped, benefiting from the capital goods industry (+53%), as did energy, which advanced 56%. The financials sector rose approximately 14%, while consumer discretionary gained 15% and materials advanced 29%. Other contributors included the utilities (+16%), health care (+11%), real estate (+7%) and communication services (+10%) sectors.
•Conversely, consumer staples returned roughly -2% and detracted most. This group was hampered by the household & personal products industry (-21%).
•Turning to individual stocks, the biggest contributor was Western Digital (+894%), from the technology hardware & equipment category. From the same industry, Corning (+276%) and Ciena (+686%) lifted the fund. Lastly, Vertiv Holdings (+285%) and Quanta Services (+149%), within the capital goods category, also boosted the fund.
•In contrast, the biggest detractor was Flutter Entertainment (-61%), from the consumer services category. Fair Isaac (-48%), Gartner (-65%) and HubSpot (-64%), within the software & services industry, hurt the fund's performance. Lastly, Charter Communications (-58%), from the media & entertainment group, also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2016 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mid Cap Index Fund	25.79%	7.71%	11.57%
Russell Midcap® Index	25.78%	7.72%	11.58%
Russell 3000® Index	31.01%	11.91%	14.75%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$50,042,693,940
Number of Holdings	808
Total Advisory Fee	$11,166,100
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.3
Information Technology	14.8
Financials	13.7
Consumer Discretionary	10.5
Health Care	8.6
Energy	7.1
Real Estate	6.8
Utilities	6.1
Materials	5.2
Consumer Staples	4.3
Communication Services	3.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.4
Australia - 0.3
United Kingdom - 0.2
Korea (South) - 0.2
Bermuda - 0.1
Puerto Rico - 0.1
Guatemala - 0.1
Switzerland - 0.1
Brazil - 0.1

TOP HOLDINGS (% of Fund's net assets)
Sandisk Corp/DE	1.2
Western Digital Corp	1.1
Corning Inc	1.0
Vertiv Holdings Co Class A	1.0
Quanta Services Inc	0.8
Howmet Aerospace Inc	0.8
Bank of New York Mellon Corp/The	0.8
Cummins Inc	0.8
Valero Energy Corp	0.6
Monolithic Power Systems Inc	0.6
8.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913274.101    2352-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Large Cap Value Index Fund Fidelity® Large Cap Value Index Fund : FLCOX

This annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 90% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 40%, also helped, benefiting from the capital goods industry (+46%), as did financials, which advanced 14%, lifted by the banks industry (+36%). The energy sector rose 54%, while communication services gained 44% and consumer discretionary advanced 18%. Other contributors included the materials (+30%), health care (+9%), utilities (+21%), consumer staples (+8%) and real estate (+14%) sectors.
•Turning to individual stocks, the top contributor was Alphabet (+115%), from the media & entertainment category. Micron Technology (+571%) and Intel (+370%), from the semiconductors & semiconductor equipment category, helped. Another notable contributor was Caterpillar (+190%), a stock in the capital goods industry. Lastly, Exxon Mobil (+51%), from the energy sector, also boosted the fund.
•Conversely, the biggest detractor was Berkshire Hathaway (-11%), from the financial services category. In software & services, Salesforce (-34%) and Accenture (-39%) hurt. Lastly, Abbott Laboratories (-29%) and Boston Scientific (-44%), from the health care equipment & services industry, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Large Cap Value Index Fund	29.21%	10.27%	11.04%
Russell 1000® Value Index	29.25%	10.29%	11.04%
Russell 1000® Index	30.42%	12.32%	14.87%
A   From June 7, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,339,586,246
Number of Holdings	870
Total Advisory Fee	$4,199,216
Portfolio Turnover	21%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Information Technology	14.2
Industrials	13.5
Health Care	10.8
Communication Services	8.4
Consumer Staples	7.2
Consumer Discretionary	7.0
Energy	6.9
Utilities	4.4
Materials	4.1
Real Estate	3.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.2
Australia - 0.2
United Kingdom - 0.1
Mexico - 0.0
Bermuda - 0.0
Puerto Rico - 0.0
Guatemala - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	2.8
JPMorgan Chase & Co	2.7
Alphabet Inc Class A	2.5
Amazon.com Inc	2.2
Exxon Mobil Corp	2.1
Alphabet Inc Class C	2.0
Micron Technology Inc	1.8
Johnson & Johnson	1.8
Walmart Inc	1.6
Intel Corp	1.3
20.8
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913284.101    2830-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Large Cap Growth Index Fund Fidelity® Large Cap Growth Index Fund : FSPGX

This annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 39% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+102%). Communication services stocks also helped (+52%), benefiting from the media & entertainment industry (+52%). Consumer discretionary rose about 25%, industrials gained 29%, lifted by the capital goods industry (+65%), and health care advanced about 3%. Other contributors included the consumer staples (+6%), energy (+38%), utilities (+28%) and materials (+1%) sectors.
•In contrast, financials returned -3% and detracted most. This group was hampered by the financial services industry (-3%). Real estate (-6%) also hurt, hampered by the equity real estate investment trusts industry (-6%).
•Turning to individual stocks, the top contributor was NVIDIA (+83%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained about 119% and helped. Alphabet (+142%), from the media & entertainment industry, lifted the fund. Apple (+28%), a stock in the technology hardware & equipment category, lifted the fund. Lastly, Amazon.com (+45%), from the consumer discretionary distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was ServiceNow (-54%), from the software & services group. From the same industry, Intuit (-38%) and Adobe (-34%) hindered the fund. Another notable detractor was Netflix (-17%), a stock in the media & entertainment group. Lastly, in financial services, Mastercard returned roughly -8% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Large Cap Growth Index Fund	30.59%	13.79%	18.10%
Russell 1000® Growth Index	30.63%	13.82%	18.15%
Russell 1000® Index	30.42%	12.32%	14.87%
A   From June 7, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$44,086,672,150
Number of Holdings	392
Total Advisory Fee	$14,067,279
Portfolio Turnover	16%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.5
Communication Services	12.9
Consumer Discretionary	12.7
Health Care	7.1
Industrials	6.6
Financials	5.6
Consumer Staples	2.7
Real Estate	0.4
Energy	0.4
Materials	0.3
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Brazil - 0.2
Korea (South) - 0.1
Canada - 0.1
Switzerland - 0.0
Australia - 0.0
Kazakhstan - 0.0
Puerto Rico - 0.0
Germany - 0.0
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Apple Inc	11.2
Microsoft Corp	8.8
Broadcom Inc	5.9
Amazon.com Inc	4.9
Alphabet Inc Class A	4.3
Alphabet Inc Class C	3.4
Meta Platforms Inc Class A	3.3
Tesla Inc	3.3
Eli Lilly & Co	2.4
60.8
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913283.101    2826-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Small Cap Index Fund Fidelity Flex® Small Cap Index Fund : FLXSX

This annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained approximately 61% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+81%). Information technology, which gained approximately 71%, also helped, as did health care, which advanced 44%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+68%). The financials sector rose about 21%, while energy gained 92% and consumer discretionary advanced approximately 23%. Other contributors included the materials (+61%), communication services (+57%), real estate (+26%), utilities (+10%) and consumer staples (+3%) sectors.
•Turning to individual stocks, the top contributor was Bloom Energy (+1020%), from the capital goods industry. Within the same group, Rocket Lab gained 105% and contributed. In pharmaceuticals, biotechnology & life sciences, Revolution Medicines gained approximately 254% and lifted the fund. Another notable contributor was Credo Technology (+273%), a stock in the semiconductors & semiconductor equipment industry. Lastly, in media & entertainment, EchoStar gained roughly 485% and also lifted the fund.
•Conversely, the biggest detractor was Shift4 Payments (-57%), from the financial services industry. From the same industry, Rocket returned 19% and hurt the fund. Gitlab (-51%), from the software & services industry, detracted. Chewy (-35%), a stock in the consumer discretionary distribution & retail category, hindered the fund. Lastly, ADMA Biologics, within the pharmaceuticals, biotechnology & life sciences category, returned -57% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through April 30, 2026.
Initial investment of $10,000.

Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Small Cap IndexSM rather than Russell 2000®Index because the Fidelity U.S. Small Cap IndexSM conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity Flex® Small Cap Index Fund A	43.17%	5.65%	9.66%
Fidelity Flex Small Cap Linked Index℠ A	43.01%	5.54%	9.56%
Fidelity U.S. Small Cap Index℠ B	44.75%	n/a	n/a
Russell 2000® Index A	44.41%	5.75%	9.68%
Russell 3000® Index A	31.01%	11.91%	14.25%
A  From March 9, 2017
B  From April 21, 2022

Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Small Cap IndexSM rather than Russell 2000® Index because the Fidelity U.S. Small Cap IndexSM conforms more closely to the fund's investment policies.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$411,053,777
Number of Holdings	1,676
Total Advisory Fee	$0
Portfolio Turnover	80%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.6
Health Care	16.5
Industrials	16.0
Information Technology	14.9
Consumer Discretionary	10.9
Energy	6.2
Real Estate	5.3
Materials	3.3
Communication Services	3.0
Consumer Staples	2.4
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.5
Puerto Rico - 0.5
Japan - 0.2
Singapore - 0.2
Norway - 0.1
Switzerland - 0.1
Monaco - 0.1
Bahamas (Nassau) - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	0.5
Applied Optoelectronics Inc	0.5
Semtech Corp	0.5
Oklo Inc Class A	0.4
Axsome Therapeutics Inc	0.4
Applied Digital Corp	0.4
FirstCash Holdings Inc	0.4
ESCO Technologies Inc	0.4
Lumen Technologies Inc	0.4
Viasat Inc	0.3
4.2
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913287.101    2921-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Mid Cap Index Fund Fidelity Flex® Mid Cap Index Fund : FLAPX

This annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 89% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+339%). Industrials, which gained roughly 46%, also helped, benefiting from the capital goods industry (+60%), as did financials, which advanced about 18%. The energy sector rose 72%, while health care gained approximately 26% and materials advanced 37%. Other contributors included the consumer discretionary (+18%), utilities (+21%), communication services (+19%), real estate (+9%) and consumer staples (+1%) sectors.
•Turning to individual stocks, the top contributor was Sandisk (+2772%), from the technology hardware & equipment industry. From the same category, Ciena (+655%), Lumentum Holdings (+1412%) and Coherent (+437%) boosted the fund. Lastly, in capital goods, Comfort Systems USA gained approximately 316% and also boosted the fund.
•In contrast, the biggest detractor was Duolingo (-72%), from the consumer services industry. In software & services, Nutanix (-41%) and Guidewire Software (-32%) hurt. Another notable detractor was Zillow (-34%), a stock in the real estate management & development industry. Lastly, Toast (-20%), from the financial services group, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through April 30, 2026.
Initial investment of $10,000.

Effective August 21, 2025, the fund began comparing its performance to Fidelity U.S. Mid Cap IndexSM rather than Russell Midcap® Index because the Fidelity U.S. Mid Cap IndexSM conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity Flex® Mid Cap Index Fund A	33.48%	9.02%	11.83%
Fidelity Flex Mid Cap Linked Index℠ A	33.50%	9.01%	11.79%
Fidelity U.S. Mid Cap Index℠ B	34.47%	n/a	n/a
Russell Midcap® Index A	25.78%	7.72%	11.06%
Russell 1000® Index A	30.42%	12.32%	14.57%
A  From March 9, 2017
B  From April 21, 2022

Effective August 21, 2025, the fund began comparing its performance to Fidelity U.S. Mid Cap IndexSM rather than Russell Midcap® Index because the Fidelity U.S. Mid Cap IndexSM conforms more closely to the fund's investment policies.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$605,831,383
Number of Holdings	511
Total Advisory Fee	$0
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.0
Financials	16.2
Information Technology	14.2
Consumer Discretionary	11.5
Health Care	11.1
Real Estate	7.7
Materials	4.2
Energy	3.6
Communication Services	3.6
Consumer Staples	3.5
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.5
Thailand - 0.6
Bermuda - 0.3
Puerto Rico - 0.2
Sweden - 0.2
Switzerland - 0.1
Belgium - 0.1

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	0.6
Fabrinet	0.6
nVent Electric PLC	0.6
RBC Bearings Inc	0.6
Everpure Inc Class A	0.5
BWX Technologies Inc	0.5
MKS Inc	0.5
Loews Corp	0.5
Reddit Inc Class A	0.5
Affirm Holdings Inc Class A	0.5
5.4
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913286.101    2920-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Flex® Mid Cap Focused Index Fund Fidelity Flex® Mid Cap Focused Index Fund : FXMCX

This annual shareholder report contains information about Fidelity Flex® Mid Cap Focused Index Fund for the period July 24, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, energy gained roughly 57% and contributed most to the fund's performance for the fiscal year, followed by industrials (+27%), health care (+22%) and information technology (+20%). Other positive performers included communication services (+6%), materials (+5%), real estate (+4%) and financials (+2%).
•Conversely, consumer staples returned roughly -12%, while consumer discretionary returned about -4%.
•Turning to individual stocks, Coherent (+249%), from the technology hardware & equipment category, aided the fund's result. From the same industry, Ciena (+480%) and Sandisk (+2090%) also lifted the fund.
•In contrast, Duolingo (-70%), from the consumer services category, detracted from the fund's result. Kyndryl Holdings (-64%) and Guidewire Software (-39%), within the software & services industry, also were notable detractors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 24, 2025 through April 30, 2026.
Initial investment of $10,000.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$14,017,828
Number of Holdings	417
Total Advisory Fee	$0
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Financials	16.2
Information Technology	14.4
Consumer Discretionary	11.5
Health Care	11.3
Real Estate	7.8
Materials	4.0
Communication Services	3.7
Energy	3.6
Consumer Staples	3.5
Utilities	2.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
Bermuda - 0.4
Thailand - 0.4
Switzerland - 0.4
Puerto Rico - 0.1
Sweden - 0.1
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	0.9
Everpure Inc Class A	0.7
BWX Technologies Inc	0.7
RBC Bearings Inc	0.7
Wesco International Inc	0.7
Affirm Holdings Inc Class A	0.6
IonQ Inc	0.6
Lattice Semiconductor Corp	0.6
API Group Corp	0.5
Annaly Capital Management Inc	0.5
6.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918064.100    8967-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Flex® Small Cap Focused Index Fund Fidelity Flex® Small Cap Focused Index Fund : FXSCX

This annual shareholder report contains information about Fidelity Flex® Small Cap Focused Index Fund for the period July 24, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, energy gained 46% and contributed most to the fund's performance for the fiscal year, followed by industrials (+45%), materials (+42%), health care (+42%) and information technology (+31%). Other positive performers included communication services (+27%), real estate (+16%), utilities (+12%), financials (+8%) and consumer discretionary (+8%).
•Conversely, consumer staples returned roughly -7% and detracted.
•Turning to individual stocks, Bloom Energy (+530%), from the capital goods category, significantly aided the fund's result. From the same industry, Rocket Lab (+76%) also helped. In pharmaceuticals, biotechnology & life sciences, Revolution Medicines (+300%) was another notable contributor.
•In contrast, Upstart Holdings (-62%), from the financial services category, hurt results, while other notable detractors from this segment included Shift4 Payments (-58%) and Hamilton Lane (-40%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 24, 2025 through April 30, 2026.
Initial investment of $10,000.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$15,607,510
Number of Holdings	930
Total Advisory Fee	$0
Portfolio Turnover	115%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Health Care	16.7
Industrials	16.2
Information Technology	14.8
Consumer Discretionary	10.8
Energy	6.1
Real Estate	5.4
Materials	3.5
Communication Services	3.0
Consumer Staples	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.2
Switzerland - 0.2
Puerto Rico - 0.2
Norway - 0.2
Singapore - 0.2
Japan - 0.2
Ghana - 0.1
Israel - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	0.6
Applied Optoelectronics Inc	0.5
Axsome Therapeutics Inc	0.5
FirstCash Holdings Inc	0.5
Powell Industries Inc	0.5
Applied Digital Corp	0.4
Glaukos Corp	0.4
StoneX Group Inc	0.4
Hut 8 Corp (United States)	0.3
Terawulf Inc	0.3
4.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918062.100    8968-TSRA-0626

Item 2.

Code of Ethics

As of the end of the period, April 30, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Focused Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Focused Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund, and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2026 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Focused Index Fund	$33,500	$-	$9,200	$0
Fidelity Flex Mid Cap Index Fund	$41,100	$-	$9,500	$100
Fidelity Flex Small Cap Focused Index Fund	$33,500	$-	$9,000	$0
Fidelity Flex Small Cap Index Fund	$51,300	$-	$9,300	$200
Fidelity Large Cap Growth Index Fund	$40,500	$-	$9,700	$100
Fidelity Large Cap Value Index Fund	$40,300	$-	$9,500	$100
Fidelity Mid Cap Index Fund	$41,000	$-	$9,500	$100
Fidelity Series Large Cap Growth Index Fund	$40,300	$-	$7,700	$100
Fidelity Small Cap Index Fund	$51,000	$-	$9,300	$200

April 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Focused Index Fund	$-	$-	$-	$-
Fidelity Flex Mid Cap Index Fund	$41,500	$-	$7,700	$800
Fidelity Flex Small Cap Focused Index Fund	$-	$-	$-	$-
Fidelity Flex Small Cap Index Fund	$51,400	$-	$7,500	$1,000
Fidelity Large Cap Growth Index Fund	$41,300	$-	$7,700	$800
Fidelity Large Cap Value Index Fund	$41,300	$-	$7,700	$800
Fidelity Mid Cap Index Fund	$41,700	$-	$7,700	$800
Fidelity Series Large Cap Growth Index Fund	$40,300	$-	$7,700	$800
Fidelity Small Cap Index Fund	$51,900	$-	$7,500	$1,000

A Amounts may reflect rounding.
B Fidelity Flex Mid Cap Focused Index Fund and Fidelity Flex Small Cap Focused Index Fund commenced operations on July 24, 2025.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2026A,B	April 30, 2025A,B
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$-	$3,964,900

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Flex Mid Cap Focused Index Fund and Fidelity Flex Small Cap Focused Index Fund’s commencement of operations

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2026A,B	April 30, 2025A,B
Deloitte Entities	$2,735,800	$4,590,700

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Flex Mid Cap Focused Index Fund and Fidelity Flex Small Cap Focused Index Fund’s commencement of operations

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Large Cap Growth Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Growth Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	4,872	456,653
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (c)	266,638	3,860,918
Capital Markets - 0.0%
XP Inc Class A	2,949	56,503
TOTAL BRAZIL		3,917,421
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	17,335	1,398,588
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	10,495	503,865
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	942	98,250
TOTAL CANADA		2,000,703
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	1,042	40,367
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	382	14,413
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,218	182,493
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (c)	104,294	2,083,794
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	486	73,060
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	17,992	640,695
UNITED STATES - 99.1%
Communication Services - 12.9%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	15,907	1,175,527
GCI Liberty Inc Class C	606	20,756
Iridium Communications Inc	505	19,730
		1,216,013
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class A (c)	567	44,906
Liberty Media Corp-Liberty Formula One Class C (c)	5,166	444,018
Live Nation Entertainment Inc (c)	12,612	1,991,939
Netflix Inc (c)	337,864	31,627,449
ROBLOX Corp Class A (c)	49,442	2,732,165
Roku Inc Class A (c)	1,367	159,338
Spotify Technology SA (c)	12,262	5,475,596
Take-Two Interactive Software Inc (c)	4,923	1,052,340
TKO Group Holdings Inc Class A	2,250	418,703
		43,946,454
Interactive Media & Services - 11.1%
Alphabet Inc Class A	271,664	104,536,307
Alphabet Inc Class C	221,234	84,498,114
Meta Platforms Inc Class A	133,519	81,701,611
Pinterest Inc Class A (c)	23,354	459,140
Reddit Inc Class A (c)	10,324	1,520,003
Trump Media & Technology Group Corp (b)(c)	7,337	67,134
		272,782,309
Media - 0.0%
DoubleVerify Holdings Inc (c)	5,634	62,087
Liberty Broadband Corp Class A (c)	254	9,761
Liberty Broadband Corp Class C (c)	1,982	76,287
Nexstar Media Group Inc	134	27,890
NIQ Global Intelligence Plc	2,819	30,812
Trade Desk Inc (The) Class A (c)	34,927	823,928
		1,030,765
TOTAL COMMUNICATION SERVICES		318,975,541
Consumer Discretionary - 12.5%
Automobiles - 3.3%
Tesla Inc (c)	210,969	80,512,099
Broadline Retail - 4.9%
Amazon.com Inc (c)	455,290	120,679,167
Etsy Inc (c)	4,237	272,609
		120,951,776
Distributors - 0.0%
Pool Corp	510	108,793
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (c)	612	49,639
Duolingo Inc Class A (c)	3,026	333,163
Grand Canyon Education Inc (c)	639	108,036
H&R Block Inc	1,719	54,544
		545,382
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (c)	33,296	4,673,427
Booking Holdings Inc	60,897	10,252,619
Carnival Corp	28,176	746,946
Cava Group Inc (b)(c)	7,953	742,890
Chipotle Mexican Grill Inc (c)	104,944	3,567,047
Choice Hotels International Inc (b)	656	64,996
Churchill Downs Inc	4,439	448,295
Darden Restaurants Inc	8,703	1,745,474
Domino's Pizza Inc	746	253,207
DoorDash Inc Class A (c)	29,152	4,916,485
DraftKings Inc Class A (c)	38,309	893,366
Dutch Bros Inc Class A (c)	9,892	568,889
Expedia Group Inc Class A	9,249	2,297,174
Flutter Entertainment PLC (c)	10,412	1,123,767
Hilton Worldwide Holdings Inc	18,186	5,893,537
Las Vegas Sands Corp	24,435	1,334,395
Marriott International Inc/MD Class A1	13,570	4,908,133
McDonald's Corp	3,226	947,121
Norwegian Cruise Line Holdings Ltd (c)	32,667	593,886
Planet Fitness Inc Class A (c)	6,603	440,222
Royal Caribbean Cruises Ltd	20,198	5,327,424
Starbucks Corp	11,995	1,263,433
Texas Roadhouse Inc	5,275	849,222
Travel + Leisure Co	1,648	106,560
Vail Resorts Inc (b)	2,221	282,467
Viking Holdings Ltd (c)	13,896	1,138,221
Wendy's Co/The (b)	5,411	37,660
Wingstop Inc	2,214	363,229
Wyndham Hotels & Resorts Inc	5,279	429,605
Yum! Brands Inc	7,470	1,192,586
		57,402,283
Household Durables - 0.0%
SharkNinja Inc (c)	1,164	134,477
Somnigroup International Inc	16,090	1,220,587
TopBuild Corp (c)	155	68,619
		1,423,683
Specialty Retail - 1.8%
AutoZone Inc (c)	208	770,438
Burlington Stores Inc (c)	5,008	1,602,610
Carvana Co Class A (c)	10,776	4,265,141
Chewy Inc Class A (c)	18,441	468,770
Floor & Decor Holdings Inc Class A (c)	2,764	133,778
Home Depot Inc/The	60,489	19,888,783
Lithia Motors Inc	223	64,697
Murphy USA Inc	1,356	797,328
O'Reilly Automotive Inc (c)	61,715	6,134,471
RH (c)	198	26,128
Ross Stores Inc	5,073	1,155,579
TJX Cos Inc/The	44,581	6,988,072
Tractor Supply Co	42,360	1,486,836
Ulta Beauty Inc (c)	883	474,595
Valvoline Inc (c)	8,937	296,977
Wayfair Inc Class A (c)	1,436	91,803
Williams-Sonoma Inc	1,349	244,452
		44,890,458
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	11,559	1,181,330
Lululemon Athletica Inc (c)	4,711	648,705
Ralph Lauren Corp Class A	234	83,921
Tapestry Inc	14,942	2,167,188
		4,081,144
TOTAL CONSUMER DISCRETIONARY		309,915,618
Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc (c)	13,096	439,633
Coca-Cola Co/The	151,481	11,930,644
Coca-Cola Consolidated Inc	637	130,629
Monster Beverage Corp (c)	55,597	4,284,861
PepsiCo Inc	14,955	2,370,218
		19,155,985
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (c)	1,564	146,844
Casey's General Stores Inc	440	361,746
Costco Wholesale Corp	35,385	35,899,145
Performance Food Group Co (c)	1,522	137,832
Sprouts Farmers Market Inc (c)	7,795	638,021
Sysco Corp	20,448	1,527,670
Walmart Inc	34,652	4,571,638
		43,282,896
Food Products - 0.0%
Darling Ingredients Inc (c)	1,430	91,849
Freshpet Inc (c)	1,108	74,656
Hershey Co/The	1,397	259,479
		425,984
Household Products - 0.1%
Colgate-Palmolive Co	30,365	2,591,956
Kimberly-Clark Corp	9,528	937,841
		3,529,797
TOTAL CONSUMER STAPLES		66,394,662
Energy - 0.4%
Energy Equipment & Services - 0.0%
SLB Ltd	9,438	536,833
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc	7,644	2,101,718
HF Sinclair Corp	1,279	85,961
Phillips 66	2,292	410,612
Targa Resources Corp	16,930	4,403,154
Texas Pacific Land Corp	4,598	2,039,995
Williams Cos Inc/The	5,141	392,310
		9,433,750
TOTAL ENERGY		9,970,583
Financials - 5.4%
Banks - 0.2%
Bank of America Corp	41,575	2,222,600
Citigroup Inc	24,656	3,155,475
Western Alliance Bancorp	1,799	146,690
		5,524,765
Capital Markets - 1.2%
Ameriprise Financial Inc	6,609	3,137,887
Ares Management Corp Class A	14,997	1,760,648
Bank of New York Mellon Corp/The	3,983	535,196
Blackstone Inc	59,129	7,425,420
Blue Owl Capital Inc Class A	51,637	503,461
Charles Schwab Corp/The	11,632	1,065,956
Coinbase Global Inc Class A (c)	1,732	325,218
FactSet Research Systems Inc	208	47,336
Goldman Sachs Group Inc/The	1,260	1,163,950
Hamilton Lane Inc Class A	2,147	197,503
Houlihan Lokey Inc Class A	1,624	251,314
Interactive Brokers Group Inc Class A	1,872	148,824
Jefferies Financial Group Inc	2,875	138,633
KKR & Co Inc Class A	13,471	1,405,564
Lazard Inc	1,444	70,033
LPL Financial Holdings Inc	6,352	2,122,394
Moody's Corp	12,392	5,723,245
Morningstar Inc	1,132	190,980
MSCI Inc	2,798	1,654,765
Robinhood Markets Inc Class A (c)	8,095	590,045
TPG Inc Class A	10,264	447,716
Tradeweb Markets Inc Class A	796	90,146
		28,996,234
Consumer Finance - 0.2%
Ally Financial Inc	2,690	119,409
American Express Co	14,114	4,559,529
Credit Acceptance Corp (c)	33	16,662
Figure Technology Solutions Inc Class A	459	16,111
SLM Corp	2,268	52,345
SoFi Technologies Inc Class A (c)	12,974	208,881
		4,972,937
Financial Services - 3.5%
Affirm Holdings Inc Class A (c)	13,027	837,376
Apollo Global Management Inc	23,243	2,991,839
Block Inc Class A (c)	15,775	1,112,295
Corpay Inc (c)	5,416	1,659,842
Equitable Holdings Inc	22,742	959,712
Fiserv Inc (c)	11,775	737,704
Mastercard Inc Class A	64,135	32,254,774
Shift4 Payments Inc Class A (b)(c)	5,271	233,400
Toast Inc Class A (c)	36,914	1,052,787
UWM Holdings Corp Class A	2,513	8,895
Visa Inc Class A	134,202	44,265,188
WEX Inc (c)	217	32,622
		86,146,434
Insurance - 0.3%
Aon PLC	15,461	4,818,422
Arthur J Gallagher & Co	1,213	250,363
Brown & Brown Inc	2,453	147,548
Everest Group Ltd	478	170,531
Kinsale Capital Group Inc	1,761	569,877
Markel Group Inc (c)	202	358,039
Marsh & McLennan Cos Inc	4,589	769,621
Progressive Corp/The	2,342	471,398
RLI Corp	378	19,569
Ryan Specialty Holdings Inc Class A (b)	8,829	306,984
		7,882,352
TOTAL FINANCIALS		133,522,722
Health Care - 7.1%
Biotechnology - 2.6%
AbbVie Inc	141,233	29,845,358
Alnylam Pharmaceuticals Inc (c)	10,105	3,127,396
Amgen Inc	31,630	10,951,888
Apellis Pharmaceuticals Inc (c)	8,591	351,801
Caris Life Sciences Inc (c)	3,697	70,242
Exelixis Inc (c)	16,981	754,975
Gilead Sciences Inc	26,726	3,496,830
Halozyme Therapeutics Inc (c)	9,242	588,346
Incyte Corp (c)	3,300	314,391
Insmed Inc (c)	15,644	2,132,747
Ionis Pharmaceuticals Inc (c)	11,705	875,066
Natera Inc (c)	10,529	2,170,659
Neurocrine Biosciences Inc (c)	6,601	869,154
Sarepta Therapeutics Inc (c)	6,721	140,334
Summit Therapeutics Inc (c)	9,495	203,763
Ultragenyx Pharmaceutical Inc (c)	7,216	178,163
Vertex Pharmaceuticals Inc (c)	20,233	8,647,180
Viking Therapeutics Inc (b)(c)	696	21,700
		64,739,993
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (c)	20,292	1,169,022
Dexcom Inc (c)	31,171	1,856,233
IDEXX Laboratories Inc (c)	6,352	3,562,202
Inspire Medical Systems Inc (c)	2,193	123,114
Insulet Corp (c)	5,590	962,263
Intuitive Surgical Inc (c)	28,142	12,878,061
Masimo Corp (c)	3,593	641,099
Penumbra Inc (c)	3,021	986,296
ResMed Inc	2,753	588,619
Stryker Corp	7,061	2,225,133
		24,992,042
Health Care Providers & Services - 0.7%
Cardinal Health Inc	9,563	1,844,511
Cencora Inc	14,598	4,496,331
Chemed Corp	96	40,798
Cigna Group/The	1,668	484,687
DaVita Inc (c)	2,799	434,237
HCA Healthcare Inc	2,734	1,187,786
McKesson Corp	9,096	7,415,060
Molina Healthcare Inc (c)	2,223	432,640
		16,336,050
Health Care Technology - 0.1%
Doximity Inc Class A (c)	10,532	257,402
Veeva Systems Inc Class A (c)	9,471	1,477,192
		1,734,594
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (c)	1,779	744,796
Repligen Corp (c)	545	64,479
Sotera Health Co (c)	1,814	28,225
Tempus AI Inc Class A (b)(c)	7,874	436,850
Waters Corp (c)	2,482	767,509
		2,041,859
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	31,250	1,893,438
Corcept Therapeutics Inc (c)	7,485	348,202
Eli Lilly & Co	63,868	59,691,033
Zoetis Inc Class A	28,033	3,222,954
		65,155,627
TOTAL HEALTH CARE		175,000,165
Industrials - 6.6%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (c)	6,028	2,421,809
Boeing Co (c)	8,464	1,938,510
BWX Technologies Inc	1,265	273,733
Carpenter Technology Corp	672	287,750
FTAI Aviation Ltd	8,121	2,027,570
GE Aerospace	82,924	24,042,156
HEICO Corp	3,341	901,802
HEICO Corp Class A	6,035	1,261,436
Howmet Aerospace Inc	31,969	7,769,746
Karman Holdings Inc (b)(c)	4,051	275,387
Leonardo DRS Inc	2,459	99,909
Loar Holdings Inc (b)(c)	3,069	172,232
Lockheed Martin Corp	4,578	2,371,267
Rocket Lab Corp	39,025	3,219,953
StandardAero Inc (c)	1,646	40,920
TransDigm Group Inc	771	894,345
		47,998,525
Building Products - 0.4%
AAON Inc (b)	5,348	499,022
Armstrong World Industries Inc	1,023	174,309
Carlisle Cos Inc	395	140,328
Lennox International Inc	2,529	1,352,737
Simpson Manufacturing Co Inc	290	55,311
Trane Technologies PLC	17,769	8,751,943
		10,973,650
Commercial Services & Supplies - 0.6%
Cintas Corp	27,404	4,787,753
Copart Inc (c)	65,634	2,173,142
Rollins Inc (b)	23,877	1,330,665
Tetra Tech Inc	3,939	127,308
Veralto Corp	7,826	690,253
Waste Management Inc	29,491	6,858,133
		15,967,254
Construction & Engineering - 0.5%
Comfort Systems USA Inc	2,773	5,103,013
EMCOR Group Inc	1,217	1,085,162
MasTec Inc (c)	1,042	410,600
Quanta Services Inc	9,094	6,618,341
WillScot Holdings Corp	3,783	85,647
		13,302,763
Electrical Equipment - 1.4%
GE Vernova Inc	21,523	23,319,310
Rockwell Automation Inc	724	296,051
Vertiv Holdings Co Class A	30,329	9,962,773
		33,578,134
Ground Transportation - 0.6%
Avis Budget Group Inc (b)(c)	473	85,457
Lyft Inc Class A (c)	5,071	71,754
Old Dominion Freight Line Inc	842	178,866
U-Haul Holding Co (c)	270	13,867
U-Haul Holding Co Class N	2,937	140,066
Uber Technologies Inc (c)	160,500	11,974,905
Union Pacific Corp	3,760	1,013,245
XPO Inc (c)	1,879	413,624
		13,891,784
Industrial Conglomerates - 0.0%
3M Co	6,834	1,001,318
Machinery - 0.3%
Allison Transmission Holdings Inc	1,138	152,889
Caterpillar Inc	4,543	4,043,770
Illinois Tool Works Inc	7,556	1,949,524
RBC Bearings Inc (c)	498	298,347
		6,444,530
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)(c)	1,608	62,889
American Airlines Group Inc (c)	3,558	41,664
Southwest Airlines Co	3,710	140,683
		245,236
Professional Services - 0.5%
Automatic Data Processing Inc	29,810	6,317,932
Booz Allen Hamilton Holding Corp Class A	9,533	741,381
Broadridge Financial Solutions Inc	8,440	1,299,591
Equifax Inc	1,670	290,480
ExlService Holdings Inc (c)	12,296	391,996
KBR Inc	750	28,118
Paychex Inc	8,053	745,949
Paycom Software Inc	2,155	273,168
Paylocity Holding Corp (c)	3,204	337,990
Verisk Analytics Inc	6,698	1,235,714
		11,662,319
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (c)	8,777	442,097
Fastenal Co	75,167	3,377,253
Ferguson Enterprises Inc	879	235,317
SiteOne Landscape Supply Inc (c)	1,093	137,773
WW Grainger Inc	2,977	3,457,339
		7,649,779
TOTAL INDUSTRIALS		162,715,292
Information Technology - 50.5%
Communications Equipment - 0.7%
Arista Networks Inc (c)	82,240	14,203,671
Lumentum Holdings Inc (c)	423	381,681
Motorola Solutions Inc	5,595	2,456,373
Ubiquiti Inc	335	339,023
		17,380,748
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	97,272	14,325,248
CDW Corp/DE	775	106,105
Jabil Inc	5,394	1,820,421
		16,251,774
IT Services - 0.4%
Cloudflare Inc Class A (c)	24,991	5,122,406
Gartner Inc (c)	5,582	828,871
Globant SA (c)	396	16,327
GoDaddy Inc Class A (c)	10,712	929,694
Kyndryl Holdings Inc (c)	1,196	16,529
MongoDB Inc Class A (c)	612	153,508
Okta Inc Class A (c)	5,246	386,368
Snowflake Inc (c)	26,435	3,607,584
Twilio Inc Class A (c)	1,913	283,239
		11,344,526
Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices Inc (c)	75,100	26,622,199
Applied Materials Inc	17,939	7,076,756
Astera Labs Inc (c)	10,285	2,002,901
Broadcom Inc	341,952	142,741,023
Enphase Energy Inc (c)	10,141	334,247
Entegris Inc	1,930	272,863
KLA Corp	10,490	18,361,172
Lam Research Corp	100,097	25,811,012
Lattice Semiconductor Corp (c)	9,218	1,127,177
MACOM Technology Solutions Holdings Inc (c)	1,311	369,191
Marvell Technology Inc	4,710	777,857
Monolithic Power Systems Inc	3,690	5,957,173
NVIDIA Corp	1,637,675	326,830,800
Onto Innovation Inc (c)	856	252,570
QUALCOMM Inc	19,489	3,499,835
Texas Instruments Inc	29,644	8,332,336
		570,369,112
Software - 14.3%
Adobe Inc (c)	32,679	8,042,302
Appfolio Inc Class A (c)	1,750	292,408
AppLovin Corp Class A (c)	19,007	8,483,774
Atlassian Corp Class A (c)	13,218	906,623
Autodesk Inc (c)	16,984	4,025,208
Bentley Systems Inc Class B (b)	12,530	408,729
Cadence Design Systems Inc (c)	21,752	7,169,242
Circle Internet Group Inc Class A (c)	1,440	130,867
Crowdstrike Holdings Inc Class A (c)	19,713	8,787,070
Datadog Inc Class A (c)	24,885	3,289,548
Docusign Inc (c)	11,957	549,902
Dropbox Inc Class A (c)	3,736	90,747
Dynatrace Inc (c)	23,394	847,097
Elastic NV (c)	7,348	341,168
Fair Isaac Corp (c)	1,522	1,560,050
Fortinet Inc (c)	49,327	4,158,759
Gen Digital Inc	4,801	92,611
Gitlab Inc Class A (b)(c)	11,151	246,883
Guidewire Software Inc (c)	6,764	936,070
HubSpot Inc (c)	4,053	898,793
Intuit Inc	21,767	8,456,480
Manhattan Associates Inc (c)	4,706	648,910
Microsoft Corp	526,671	214,765,900
nCino Inc (c)	1,336	23,352
Nutanix Inc Class A (c)	5,002	204,532
Oracle Corp	134,199	21,658,377
Palantir Technologies Inc Class A (c)	174,141	24,224,755
Palo Alto Networks Inc (c)	63,772	11,435,595
Pegasystems Inc	2,501	91,412
Procore Technologies Inc (c)	9,977	564,499
PTC Inc (c)	1,113	151,702
RingCentral Inc Class A	5,896	237,137
Rubrik Inc Class A (c)	6,797	361,464
Salesforce Inc (b)	8,142	1,437,307
Samsara Inc Class A (c)	25,549	734,278
SentinelOne Inc Class A (c)	17,484	247,573
ServiceNow Inc (c)	83,260	7,352,691
Strategy Inc Class A (c)	1,348	223,027
Synopsys Inc (c)	11,172	5,391,607
Teradata Corp (c)	1,808	47,641
Tyler Technologies Inc (c)	2,844	970,202
Unity Software Inc (c)	1,636	43,223
Workday Inc Class A (c)	16,864	2,064,154
Zscaler Inc (c)	7,962	1,040,474
		353,634,143
Technology Hardware, Storage & Peripherals - 11.3%
Apple Inc	1,013,361	274,975,507
Dell Technologies Inc Class C	3,406	711,684
Everpure Inc Class A (c)	21,490	1,535,461
NetApp Inc	6,220	688,989
Super Micro Computer Inc (b)(c)	18,759	513,997
		278,425,638
TOTAL INFORMATION TECHNOLOGY		1,247,405,941
Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	4,873	1,269,904
Sherwin-Williams Co/The	16,672	5,361,882
		6,631,786
Construction Materials - 0.0%
Eagle Materials Inc	151	31,727
James Hardie Industries PLC (c)	7,374	154,780
		186,507
Metals & Mining - 0.0%
Steel Dynamics Inc	1,037	237,120
TOTAL MATERIALS		7,055,413
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	2,595	370,384
CoStar Group Inc (c)	4,219	146,020
Jones Lang LaSalle Inc (c)	1,007	320,357
		836,761
Residential REITs - 0.0%
Sun Communities Inc	1,837	234,842
UDR Inc	1,501	54,546
		289,388
Retail REITs - 0.0%
Simon Property Group Inc	5,734	1,168,073
Specialized REITs - 0.4%
American Tower Corp	37,291	6,813,439
Lamar Advertising Co Class A	6,874	947,512
Public Storage	1,655	500,555
		8,261,506
TOTAL REAL ESTATE		10,555,728
Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	16,319	2,538,910
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	26,971	4,257,103
TOTAL UTILITIES		6,796,013
TOTAL UNITED STATES		2,448,307,678
TOTAL COMMON STOCKS (Cost $1,377,307,080)		2,457,717,277

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $271,645)	3.64	272,000	271,648

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	2,383,781	2,384,258
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	7,441,647	7,442,392
TOTAL MONEY MARKET FUNDS (Cost $9,826,650)			9,826,650

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,387,405,375)	2,467,815,575
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,552,307
NET ASSETS - 100.0%	2,471,367,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	23	6/2026	12,694,160	301,570
CME E-Mini S&P 500 Index Contracts (United States)	2	6/2026	724,375	4,706

TOTAL FUTURES CONTRACTS				306,276
The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $271,648.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,528,295	201,183,271	202,326,838	146,259	(470)	-	2,384,258	2,383,781	0.0%
Fidelity Securities Lending Cash Central Fund	5,985,583	71,722,684	70,265,858	16,110	(16)	(1)	7,442,392	7,441,647	0.0%
Total	9,513,878	272,905,955	272,592,696	162,369	(486)	(1)	9,826,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	318,975,541	318,975,541	-	-
Consumer Discretionary	314,079,062	314,079,062	-	-
Consumer Staples	66,394,662	66,394,662	-	-
Energy	9,970,583	9,970,583	-	-
Financials	138,213,974	138,213,974	-	-
Health Care	175,000,165	175,000,165	-	-
Industrials	162,813,542	162,813,542	-	-
Information Technology	1,247,405,941	1,247,405,941	-	-
Materials	7,512,066	7,512,066	-	-
Real Estate	10,555,728	10,555,728	-	-
Utilities	6,796,013	6,796,013	-	-

U.S. Treasury Obligations	271,648	-	271,648	-

Money Market Funds	9,826,650	9,826,650	-	-
Total Investments in Securities:	2,467,815,575	2,467,543,927	271,648	-
Derivative Instruments:

Assets
Futures Contracts	306,276	306,276	-	-
Total Assets	306,276	306,276	-	-
Total Derivative Instruments:	306,276	306,276	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	306,276	-
Total Equity Risk	306,276	-
Total Value of Derivatives	306,276	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $7,408,685) - See accompanying schedule:
Unaffiliated issuers (cost $1,377,578,725)	$2,457,988,925
Fidelity Central Funds (cost $9,826,650)	9,826,650

Total Investment in Securities (cost $1,387,405,375)		$2,467,815,575
Receivable for investments sold		113,750,389
Receivable for fund shares sold		73
Dividends receivable		452,765
Distributions receivable from Fidelity Central Funds		9,589
Receivable for variation margin on futures contracts		31,650
Total assets		2,582,060,041
Liabilities
Payable for fund shares redeemed	$103,245,574
Other payables and accrued expenses	4,185
Collateral on securities loaned	7,442,400
Total liabilities		110,692,159
Net Assets		$2,471,367,882
Net Assets consist of:
Paid in capital		$1,397,763,180
Total accumulated earnings (loss)		1,073,604,702
Net Assets		$2,471,367,882
Net Asset Value, offering price and redemption price per share ($2,471,367,882 ÷ 82,076,596 shares)		$30.11
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$11,754,303
Interest		12,524
Income from Fidelity Central Funds (including $16,110 from security lending)		162,369
Security lending		79
Total income		11,929,275
Expenses
Custodian fees and expenses	$35,788
Independent trustees' fees and expenses	4,807
Interest	1,825
Total expenses before reductions	42,420
Expense reductions	(456)
Total expenses after reductions		41,964
Net Investment income (loss)		11,887,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,819,153
Fidelity Central Funds	(486)
Futures contracts	1,224,352
Total net realized gain (loss)		20,043,019
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	517,029,320
Fidelity Central Funds	(1)
Futures contracts	113,803
Total change in net unrealized appreciation (depreciation)		517,143,122
Net gain (loss)		537,186,141
Net increase (decrease) in net assets resulting from operations		$549,073,452
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,887,311	$9,427,602
Net realized gain (loss)	20,043,019	11,265,899
Change in net unrealized appreciation (depreciation)	517,143,122	133,855,510
Net increase (decrease) in net assets resulting from operations	549,073,452	154,549,011
Distributions to shareholders	(21,391,220)	(8,536,692)

Share transactions
Proceeds from sales of shares	657,229,123	764,835,701
Reinvestment of distributions	21,391,220	8,536,692
Cost of shares redeemed	(487,161,047)	(319,128,573)

Net increase (decrease) in net assets resulting from share transactions	191,459,296	454,243,820
Total increase (decrease) in net assets	719,141,528	600,256,139

Net Assets
Beginning of period	1,752,226,354	1,151,970,215
End of period	$2,471,367,882	$1,752,226,354

Other Information
Shares
Sold	23,105,992	31,951,379
Issued in reinvestment of distributions	720,326	336,223
Redeemed	(17,031,319)	(13,376,853)
Net increase (decrease)	6,794,999	18,910,749

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$23.28	$20.44	$15.63	$15.47	$16.85
Income from Investment Operations
Net investment income (loss) A,B	.16	.15	.15	.15	.13
Net realized and unrealized gain (loss)	6.96	2.83	4.82	.20	(.92)
Total from investment operations	7.12	2.98	4.97	.35	(.79)
Distributions from net investment income	(.15)	(.14)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.14)	-	-	(.06)	(.46)
Total distributions	(.29)	(.14)	(.16)	(.19)	(.59) C
Net asset value, end of period	$30.11	$23.28	$20.44	$15.63	$15.47
Total Return D	30.60%	14.52%	31.91%	2.39%	(5.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-% G	-% G	.01%	.01%
Expenses net of fee waivers, if any	- % G	-% G	-% G	-% G	-% G
Expenses net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Net investment income (loss)	.55%	.64%	.83%	1.04%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$2,471,368	$1,752,226	$1,151,970	$813,569	$643,492
Portfolio turnover rate H	34%	28%	28%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,119,152,046
Gross unrealized depreciation	(55,725,217)
Net unrealized appreciation (depreciation)	$1,063,426,829
Tax Cost	$1,404,388,746

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,681,936
Undistributed long-term capital gain	$6,495,937
Net unrealized appreciation (depreciation) on securities and other investments	$1,063,426,829

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$10,793,421	$8,536,692
Long-term Capital Gains	10,597,799	-
Total	$21,391,220	$8,536,692
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	909,660,003	733,454,183
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Growth Index Fund	Borrower	16,932,000	3.88%	1,825

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Growth Index Fund	1,574	751	82,176
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $456.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2026, $18,389,830, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $167,924 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 91% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.76% and 93.99% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.12% and 2.96% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891255.107
CGI-ANN-0626
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	1,865,758	174,877,497
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	620,157	7,181,418
Liberty Global Ltd Class C (b)	482,765	5,474,555

TOTAL BELGIUM		12,655,973
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	167,710	51,481,939
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	1,465,138	28,072,044
CANADA - 0.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (United States) (c)	1,263,571	101,944,909
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States) (c)	686,625	71,614,988
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	500,232	18,138,412
TOTAL CANADA		191,698,309
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	552,575	19,378,805
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	159,150	6,165,471
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	118,882	4,485,418
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (c)	369,443	31,358,322
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	455,866	22,109,501
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	65,348	9,791,091
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	4,846,187	96,826,816
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	238,661	35,877,908
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	836,749	29,796,632
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	1,484,600	112,191,222
UNITED STATES - 98.2%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)(c)	800,021	59,121,552
GCI Liberty Inc Class A	12,638	440,560
GCI Liberty Inc Class C	119,027	4,076,675
Iridium Communications Inc	340,316	13,296,146
		76,934,933
Entertainment - 2.0%
Electronic Arts Inc	931,495	188,506,643
Liberty Media Corp-Liberty Formula One Class A (b)(c)	84,231	6,671,095
Liberty Media Corp-Liberty Formula One Class C (b)	776,796	66,765,616
Live Nation Entertainment Inc (b)	586,215	92,586,797
Madison Square Garden Sports Corp Class A (b)(c)	59,644	20,425,684
ROBLOX Corp Class A (b)	2,297,502	126,959,961
Roku Inc Class A (b)	477,399	55,645,627
Take-Two Interactive Software Inc (b)	674,802	144,245,676
TKO Group Holdings Inc Class A	245,841	45,748,552
Warner Bros Discovery Inc (b)	8,627,493	233,373,686
		980,929,337
Interactive Media & Services - 0.3%
IAC Inc Class A (b)(c)	239,763	10,683,839
Match Group Inc	871,599	32,615,235
Pinterest Inc Class A (b)	2,187,977	43,015,628
Reddit Inc Class A (b)	479,752	70,633,887
Trump Media & Technology Group Corp (b)(c)	594,302	5,437,862
ZoomInfo Technologies Inc (b)	960,850	6,005,313
		168,391,764
Media - 0.8%
Charter Communications Inc Class A (b)(c)	303,042	50,053,447
DoubleVerify Holdings Inc (b)	530,286	5,843,752
Fox Corp Class A	764,154	48,516,138
Fox Corp Class B	552,865	31,524,362
Liberty Broadband Corp Class A (b)	61,394	2,359,371
Liberty Broadband Corp Class C (b)	420,699	16,192,705
New York Times Co/The Class A	594,418	46,976,855
News Corp Class A	1,401,172	36,878,847
News Corp Class B (c)	462,075	14,084,046
Nexstar Media Group Inc	104,414	21,732,730
NIQ Global Intelligence Plc (c)	257,172	2,810,890
Omnicom Group Inc	1,157,645	88,814,524
Sirius XM Holdings Inc	703,081	18,941,002
Trade Desk Inc (The) Class A (b)	1,623,660	38,302,139
		423,030,808
TOTAL COMMUNICATION SERVICES		1,649,286,842
Consumer Discretionary - 9.9%
Automobile Components - 0.3%
Aptiv PLC (b)	804,583	48,484,172
BorgWarner Inc	786,013	44,779,161
Gentex Corp	812,764	18,782,976
Lear Corp	191,449	24,338,911
QuantumScape Corp Class A (b)(c)	1,664,971	12,137,639
Versigent PLC	268,177	9,378,149
		157,901,008
Automobiles - 0.5%
Ford Motor Co	14,460,721	174,685,510
Harley-Davidson Inc (c)	412,828	9,862,461
Lucid Group Inc (b)(c)	489,536	3,118,344
Rivian Automotive Inc Class A (b)(c)	2,942,784	48,261,658
Thor Industries Inc (c)	186,536	14,743,805
		250,671,778
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	10,934	6,223,851
eBay Inc	1,673,370	173,160,328
Etsy Inc (b)	344,298	22,152,133
Macy's Inc	989,225	19,339,349
Ollie's Bargain Outlet Holdings Inc (b)	226,745	19,615,710
		240,491,371
Distributors - 0.2%
Genuine Parts Co	513,753	55,089,734
LKQ Corp	951,317	30,042,591
Pool Corp	122,195	26,066,637
		111,198,962
Diversified Consumer Services - 0.3%
ADT Inc	1,890,815	14,237,837
Bright Horizons Family Solutions Inc (b)	207,527	16,832,515
Duolingo Inc Class A (b)(c)	140,817	15,503,952
Grand Canyon Education Inc (b)	101,838	17,217,751
H&R Block Inc	463,914	14,719,991
Liberty Live Holdings Inc Class A	73,055	6,663,347
Liberty Live Holdings Inc Class C	178,297	16,688,599
Service Corp International/US	505,109	40,928,982
		142,792,974
Hotels, Restaurants & Leisure - 3.4%
Aramark	966,421	44,155,775
Boyd Gaming Corp	203,739	17,715,106
Caesars Entertainment Inc (b)(c)	750,288	20,858,006
Carnival Corp	4,244,270	112,515,598
Cava Group Inc (b)(c)	369,610	34,525,270
Choice Hotels International Inc (c)	100,154	9,923,258
Churchill Downs Inc	244,823	24,724,675
Darden Restaurants Inc	425,802	85,398,849
Domino's Pizza Inc	116,180	39,433,816
DraftKings Inc Class A (b)	1,780,186	41,513,938
Dutch Bros Inc Class A (b)	459,704	26,437,577
Expedia Group Inc Class A	429,741	106,734,772
Flutter Entertainment PLC (b)(c)	584,892	63,127,394
Hilton Worldwide Holdings Inc	844,855	273,792,161
Hyatt Hotels Corp Class A (c)	148,637	24,907,102
Las Vegas Sands Corp	1,135,233	61,995,074
MGM Resorts International (b)	758,895	29,551,371
Norwegian Cruise Line Holdings Ltd (b)	1,681,936	30,577,596
Penn Entertainment Inc (b)	486,714	8,498,026
Planet Fitness Inc Class A (b)	306,911	20,461,756
Royal Caribbean Cruises Ltd	938,515	247,542,717
Texas Roadhouse Inc	245,188	39,472,816
Travel + Leisure Co	227,473	14,708,404
Vail Resorts Inc (c)	127,643	16,233,637
Viking Holdings Ltd (b)	645,604	52,881,424
Wendy's Co/The (c)	593,089	4,127,899
Wingstop Inc	102,880	16,878,493
Wyndham Hotels & Resorts Inc	274,148	22,310,164
Wynn Resorts Ltd	282,556	30,264,573
Yum! Brands Inc	1,032,515	164,841,020
		1,686,108,267
Household Durables - 1.5%
DR Horton Inc	958,493	147,473,733
Garmin Ltd	603,705	151,614,474
Lennar Corp Class A	759,628	68,594,409
Lennar Corp Class B (c)	35,151	3,106,645
Mohawk Industries Inc (b)	187,876	19,832,191
Newell Brands Inc	1,544,491	6,301,522
NVR Inc (b)	10,010	63,221,859
PulteGroup Inc	719,463	88,033,493
SharkNinja Inc (b)(c)	308,468	35,637,308
Somnigroup International Inc (c)	748,835	56,806,623
Toll Brothers Inc	349,152	49,628,465
TopBuild Corp (b)	103,909	46,000,514
Whirlpool Corp (c)	223,298	12,518,086
		748,769,322
Leisure Products - 0.1%
Brunswick Corp/DE	242,599	19,274,491
Hasbro Inc	516,425	49,494,172
Mattel Inc (b)	1,144,809	17,263,720
YETI Holdings Inc (b)(c)	287,217	11,333,582
		97,365,965
Specialty Retail - 2.4%
AutoNation Inc (b)	98,446	20,907,961
Bath & Body Works Inc	763,341	14,839,349
Best Buy Co Inc	715,935	43,306,908
Burlington Stores Inc (b)	232,794	74,496,408
CarMax Inc (b)	524,427	20,615,225
Carvana Co Class A (b)	500,746	198,195,267
Chewy Inc Class A (b)	857,421	21,795,642
Dick's Sporting Goods Inc (c)	234,409	53,192,090
Five Below Inc (b)	199,423	46,996,024
Floor & Decor Holdings Inc Class A (b)	394,234	19,080,926
GameStop Corp Class A (b)(c)	1,517,805	37,869,235
Gap Inc/The	839,528	20,643,994
Lithia Motors Inc	88,279	25,611,503
Murphy USA Inc	63,043	37,069,284
Penske Automotive Group Inc (c)	67,766	11,623,224
RH (b)	56,546	7,461,810
Ross Stores Inc	1,180,283	268,856,666
Tractor Supply Co	1,969,177	69,118,113
Ulta Beauty Inc (b)	164,339	88,328,926
Valvoline Inc (b)(c)	470,670	15,640,364
Wayfair Inc Class A (b)	362,722	23,188,817
Williams-Sonoma Inc	425,977	77,191,292
		1,196,029,028
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co	94,151	5,735,679
Crocs Inc (b)	186,454	19,014,579
Deckers Outdoor Corp (b)	537,489	54,931,376
Lululemon Athletica Inc (b)	380,232	52,357,946
PVH Corp	168,318	15,390,998
Ralph Lauren Corp Class A	140,583	50,418,687
Tapestry Inc	757,282	109,836,181
Under Armour Inc Class A (b)(c)	700,147	4,403,925
Under Armour Inc Class C (b)(c)	674,642	4,095,077
VF Corp	1,300,627	24,620,869
		340,805,317
TOTAL CONSUMER DISCRETIONARY		4,972,133,992
Consumer Staples - 4.3%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (b)	28,619	6,783,847
Brown-Forman Corp Class A (c)	161,929	4,255,494
Brown-Forman Corp Class B (c)	530,507	13,671,166
Celsius Holdings Inc (b)	608,951	20,442,485
Coca-Cola Consolidated Inc	209,864	43,036,810
Constellation Brands Inc Class A	526,304	82,408,680
Molson Coors Beverage Co Class B	605,267	25,869,112
Primo Brands Corp Class A (c)	934,078	19,036,510
		215,504,104
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	1,306,894	22,021,163
BJ's Wholesale Club Holdings Inc (b)	484,129	45,454,872
Casey's General Stores Inc	137,047	112,673,191
Dollar General Corp	813,660	94,286,921
Dollar Tree Inc (b)	695,662	67,555,737
Kroger Co/The	2,150,996	146,418,298
Maplebear Inc (b)	638,245	27,029,676
Performance Food Group Co (b)	565,245	51,188,587
Sprouts Farmers Market Inc (b)	362,588	29,677,828
Sysco Corp	1,775,421	132,641,703
US Foods Holding Corp (b)	830,842	77,675,419
		806,623,395
Food Products - 1.6%
Archer-Daniels-Midland Co	1,770,537	131,975,828
Bunge Global SA	482,235	61,277,601
Campbell's Company/The (c)	718,175	14,930,858
Conagra Brands Inc	1,762,874	25,297,242
Darling Ingredients Inc (b)	579,274	37,206,769
Flowers Foods Inc	691,554	6,265,479
Freshpet Inc (b)	176,272	11,877,207
General Mills Inc	1,975,871	69,768,005
Hershey Co/The	539,628	100,230,505
Hormel Foods Corp	1,071,415	23,003,280
Ingredion Inc	233,727	26,116,655
JM Smucker Co	383,872	37,630,972
Kraft Heinz Co/The	3,162,638	71,665,377
Lamb Weston Holdings Inc	498,145	21,694,215
McCormick & Co Inc/MD	937,877	47,681,667
Pilgrim's Pride Corp	153,138	5,068,868
Post Holdings Inc (b)(c)	170,666	17,877,264
Seaboard Corp	939	5,339,088
Smithfield Foods Inc	167,253	4,395,409
Tyson Foods Inc Class A	1,025,006	65,672,134
		784,974,423
Household Products - 0.3%
Church & Dwight Co Inc	890,156	86,398,542
Clorox Co/The	451,235	43,517,103
Reynolds Consumer Products Inc	201,826	4,232,291
		134,147,936
Personal Care Products - 0.4%
BellRing Brands Inc (b)	433,966	7,724,595
Coty Inc Class A (b)	1,277,753	3,143,272
elf Beauty Inc (b)(c)	214,474	13,719,902
Estee Lauder Cos Inc/The Class A	907,692	69,629,053
Kenvue Inc	7,039,029	123,394,179
		217,611,001
TOTAL CONSUMER STAPLES		2,158,860,859
Energy - 6.9%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	3,673,609	255,940,339
Halliburton Co	3,108,769	131,500,929
NOV Inc	1,343,442	27,486,823
Weatherford International PLC	260,628	28,760,300
		443,688,391
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Corp	1,238,796	27,080,080
Antero Resources Corp (b)	1,073,151	42,131,908
APA Corp	1,299,506	52,928,879
Cheniere Energy Inc	789,279	217,012,261
Chord Energy Corp	209,130	30,449,328
Coterra Energy Inc	2,794,332	100,344,462
Devon Energy Corp	2,246,039	115,379,023
Diamondback Energy Inc	728,997	149,903,653
DT Midstream Inc	375,811	55,616,270
EQT Corp	2,231,872	134,090,870
Expand Energy Corp	842,307	86,041,660
HF Sinclair Corp	577,667	38,824,999
Kinder Morgan Inc	7,203,419	236,776,383
Marathon Petroleum Corp	1,113,850	276,557,817
Matador Resources Co	432,565	27,441,924
Occidental Petroleum Corp	2,612,429	158,260,949
ONEOK Inc	2,314,781	214,024,651
Ovintiv Inc	1,063,215	65,440,883
Permian Resources Holdings Inc/DE Class A	2,538,540	54,883,235
Phillips 66	1,492,774	267,430,462
Range Resources Corp	874,458	38,038,923
Targa Resources Corp	786,771	204,623,402
Texas Pacific Land Corp	213,672	94,799,856
Valero Energy Corp	1,125,994	284,403,565
Viper Energy Inc Class A	689,608	34,052,843
		3,006,538,286
TOTAL ENERGY		3,450,226,677
Financials - 13.4%
Banks - 2.6%
Bank OZK (c)	395,313	19,038,274
BOK Financial Corp	69,224	9,261,479
Central BanCo Inc (c)	72,515	1,959,354
Citizens Financial Group Inc	1,589,950	103,426,248
Columbia Banking System Inc	1,083,305	32,065,828
Commerce Bancshares Inc/MO	501,765	26,106,833
Cullen/Frost Bankers Inc	220,215	31,915,760
East West Bancorp Inc	506,284	64,029,737
Fifth Third Bancorp	3,349,080	169,999,301
First Citizens BancShares Inc/NC Class A	32,459	64,392,813
First Hawaiian Inc	456,504	12,453,429
First Horizon Corp	1,781,407	44,463,919
FNB Corp/PA	1,314,821	23,469,555
Huntington Bancshares Inc/OH	7,430,102	124,528,510
KeyCorp	3,420,576	75,628,935
M&T Bank Corp	562,536	122,987,246
Pinnacle Financial Partners Inc	551,771	54,592,223
Prosperity Bancshares Inc	346,843	24,157,615
Regions Financial Corp	3,212,989	91,730,836
SOUTHSTATE BANK CORP	363,330	35,486,441
TFS Financial Corp (c)	193,990	2,917,610
Webster Financial Corp	593,655	42,956,876
Western Alliance Bancorp	395,573	32,255,022
Wintrust Financial Corp	244,470	36,809,848
Zions Bancorp NA	537,160	34,066,687
		1,280,700,379
Capital Markets - 5.0%
Affiliated Managers Group Inc	101,144	29,804,102
Ameriprise Financial Inc	338,348	160,644,247
Ares Management Corp Class A	696,989	81,826,509
Bank of New York Mellon Corp/The	2,550,812	342,752,608
Blue Owl Capital Inc Class A (c)	2,401,007	23,409,818
Carlyle Group Inc/The	968,725	48,504,061
Cboe Global Markets Inc	388,066	116,454,726
Coinbase Global Inc Class A (b)	825,460	154,996,624
Evercore Inc Class A	136,535	43,867,330
FactSet Research Systems Inc	138,695	31,564,208
Franklin Resources Inc	993,871	29,786,314
Hamilton Lane Inc Class A (c)	149,854	13,785,069
Houlihan Lokey Inc Class A	200,332	31,001,377
Invesco Ltd	1,348,017	35,331,526
Janus Henderson Group PLC	454,628	23,463,351
Jefferies Financial Group Inc	567,136	27,347,298
Lazard Inc	340,743	16,526,036
LPL Financial Holdings Inc	295,162	98,622,479
MarketAxess Holdings Inc	135,024	21,224,423
Morningstar Inc	79,118	13,347,998
MSCI Inc	264,203	156,252,296
Nasdaq Inc	1,677,293	154,160,000
Northern Trust Corp	686,057	114,118,721
Raymond James Financial Inc	660,564	104,580,492
Robinhood Markets Inc Class A (b)	2,810,474	204,855,450
SEI Investments Co	378,950	34,363,186
State Street Corp	1,032,265	157,771,383
Stifel Financial Corp	549,229	43,284,737
T Rowe Price Group Inc	801,063	82,413,361
TPG Inc Class A	509,319	22,216,495
Tradeweb Markets Inc Class A	431,860	48,908,145
Virtu Financial Inc Class A	294,166	14,608,284
		2,481,792,654
Consumer Finance - 0.5%
Ally Financial Inc	1,022,125	45,372,129
Credit Acceptance Corp (b)(c)	13,999	7,068,235
Figure Technology Solutions Inc Class A	128,546	4,511,965
OneMain Holdings Inc	436,152	25,632,653
SLM Corp	749,622	17,301,276
SoFi Technologies Inc Class A (b)(c)	4,491,543	72,313,842
Synchrony Financial	1,286,055	97,997,391
		270,197,491
Financial Services - 1.5%
Affirm Holdings Inc Class A (b)	1,018,110	65,444,111
Block Inc Class A (b)	1,981,241	139,697,304
Corebridge Financial Inc (c)	1,022,934	28,171,602
Corpay Inc (b)	251,731	77,148,000
Equitable Holdings Inc	1,057,886	44,642,789
Euronet Worldwide Inc (b)(c)	144,506	10,459,344
Fidelity National Information Services Inc	1,920,965	89,382,501
Global Payments Inc	869,916	62,599,155
Jack Henry & Associates Inc	268,915	41,345,681
MGIC Investment Corp	814,269	21,561,843
Rocket Cos Inc Class A (b)	3,487,416	50,986,022
Shift4 Payments Inc Class A (b)(c)	245,179	10,856,526
Toast Inc Class A (b)	1,715,690	48,931,479
UWM Holdings Corp Class A	828,222	2,931,906
Voya Financial Inc	352,266	28,871,721
Western Union Co/The (c)	1,176,052	10,690,313
WEX Inc (b)	125,711	18,898,135
		752,618,432
Insurance - 3.5%
Allstate Corp/The	965,906	209,852,738
American Financial Group Inc/OH	244,914	32,639,689
Arch Capital Group Ltd (b)	1,304,435	123,216,930
Assurant Inc	184,807	43,664,350
Assured Guaranty Ltd	159,247	13,042,329
Axis Capital Holdings Ltd	275,183	27,631,125
Brighthouse Financial Inc (b)	211,675	13,178,886
Brown & Brown Inc	1,052,715	63,320,807
Cincinnati Financial Corp	570,590	93,348,524
CNA Financial Corp (c)	78,382	3,780,363
Everest Group Ltd	153,646	54,814,747
Fidelity National Financial Inc	952,702	49,826,315
First American Financial Corp	360,330	25,269,943
Globe Life Inc	294,841	45,493,966
Hanover Insurance Group Inc/The	130,987	24,584,950
Hartford Insurance Group Inc/The	1,040,540	142,356,277
Kemper Corp	215,291	7,253,153
Kinsale Capital Group Inc (c)	81,913	26,507,866
Lincoln National Corp	630,763	23,849,149
Loews Corp	624,133	70,283,617
Markel Group Inc (b)(c)	46,148	81,795,946
Old Republic International Corp	846,486	33,817,116
Primerica Inc	117,788	33,130,231
Principal Financial Group Inc	806,112	81,344,762
Prudential Financial Inc	1,297,232	127,271,432
Reinsurance Group of America Inc	244,298	51,659,255
RLI Corp	303,029	15,687,811
Ryan Specialty Holdings Inc Class A (c)	410,906	14,287,202
Unum Group	615,173	49,447,606
W R Berkley Corp	832,821	55,657,427
White Mountains Insurance Group Ltd (c)	9,135	20,389,229
Willis Towers Watson PLC	354,527	90,829,817
		1,749,233,558
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	4,096,131	45,139,364
Annaly Capital Management Inc	2,620,391	60,006,954
Rithm Capital Corp (c)	2,047,893	20,028,393
Starwood Property Trust Inc	1,280,626	23,512,293
		148,687,004
TOTAL FINANCIALS		6,683,229,518
Health Care - 8.6%
Biotechnology - 2.1%
Alnylam Pharmaceuticals Inc (b)	469,553	145,321,958
Apellis Pharmaceuticals Inc (b)	399,324	16,352,318
Biogen Inc (b)	541,113	102,421,869
BioMarin Pharmaceutical Inc (b)	704,210	37,963,961
Caris Life Sciences Inc (b)	337,481	6,412,138
Exelixis Inc (b)	976,084	43,396,695
Halozyme Therapeutics Inc (b)	429,754	27,358,140
Incyte Corp (b)	594,359	56,624,582
Insmed Inc (b)	775,652	105,744,637
Ionis Pharmaceuticals Inc (b)	585,766	43,791,866
Moderna Inc (b)(c)	1,327,324	60,977,265
Natera Inc (b)	489,324	100,879,036
Neurocrine Biosciences Inc (b)	358,706	47,230,819
Revolution Medicines Inc (b)	664,483	95,765,290
Roivant Sciences Ltd (b)	1,572,753	44,870,643
Sarepta Therapeutics Inc (b)(c)	366,388	7,650,181
Summit Therapeutics Inc (b)(c)	432,667	9,285,034
Ultragenyx Pharmaceutical Inc (b)	341,505	8,431,758
United Therapeutics Corp (b)	157,079	89,747,087
Viking Therapeutics Inc (b)(c)	403,584	12,583,749
		1,062,809,026
Health Care Equipment & Supplies - 2.1%
Align Technology Inc (b)	248,829	43,796,392
Baxter International Inc	1,897,461	33,357,364
Cooper Cos Inc/The (b)	723,066	45,480,851
DENTSPLY SIRONA Inc	737,378	8,664,192
Dexcom Inc (b)	1,448,337	86,248,468
Envista Holdings Corp (b)	603,391	15,651,963
GE HealthCare Technologies Inc	1,695,468	103,152,273
Globus Medical Inc Class A (b)	415,350	37,456,263
IDEXX Laboratories Inc (b)	295,111	165,498,250
Inspire Medical Systems Inc (b)	106,103	5,956,622
Insulet Corp (b)	259,731	44,710,094
Masimo Corp (b)	166,942	29,787,461
Medline Inc Class A (c)	1,200,512	53,386,769
Penumbra Inc (b)	140,336	45,816,897
ResMed Inc	540,789	115,626,096
Solventum Corp (b)	546,872	36,837,298
STERIS PLC	363,685	78,876,003
Teleflex Inc	163,581	20,269,322
Zimmer Biomet Holdings Inc	733,547	60,466,279
		1,031,038,857
Health Care Providers & Services - 2.0%
Acadia Healthcare Co Inc (b)	337,051	8,727,935
Cardinal Health Inc	883,929	170,492,226
Cencora Inc	678,255	208,909,323
Centene Corp (b)	1,815,311	97,464,048
Chemed Corp	51,489	21,881,795
DaVita Inc (b)	130,106	20,184,644
Encompass Health Corp	368,958	36,895,800
Henry Schein Inc (b)	376,367	28,073,215
Humana Inc	447,134	105,720,363
Labcorp Holdings Inc	309,530	79,487,304
Molina Healthcare Inc (b)	188,372	36,660,959
Quest Diagnostics Inc	412,912	80,187,510
Tenet Healthcare Corp (b)	322,651	57,147,945
Universal Health Services Inc Class B	194,378	32,707,986
		984,541,053
Health Care Technology - 0.2%
Certara Inc (b)(c)	442,537	2,712,751
Doximity Inc Class A (b)	494,538	12,086,509
Veeva Systems Inc Class A (b)	552,453	86,166,094
		100,965,354
Life Sciences Tools & Services - 1.7%
Agilent Technologies Inc	1,055,498	121,962,795
Avantor Inc (b)	2,447,056	19,821,154
Bio-Rad Laboratories Inc Class A (b)(c)	68,577	19,209,789
Bio-Techne Corp	572,094	31,648,240
Bruker Corp (c)	382,618	14,045,907
Charles River Laboratories International Inc (b)	180,689	30,169,642
Illumina Inc (b)	569,071	72,124,059
IQVIA Holdings Inc (b)	625,722	99,095,593
Medpace Holdings Inc (b)	82,686	34,617,321
Mettler-Toledo International Inc (b)	76,161	97,227,894
QIAGEN NV (c)	749,956	25,933,478
Repligen Corp (b)(c)	195,124	23,085,120
Revvity Inc	419,929	36,374,250
Sotera Health Co (b)	910,804	14,172,110
Tempus AI Inc Class A (b)(c)	366,127	20,312,726
Waters Corp (b)	364,003	112,560,648
West Pharmaceutical Services Inc	265,153	78,906,881
		851,267,607
Pharmaceuticals - 0.5%
Corcept Therapeutics Inc (b)	348,117	16,194,403
Elanco Animal Health Inc (b)(c)	1,822,847	40,777,087
Jazz Pharmaceuticals PLC (b)	215,724	43,796,286
Organon & Co	961,948	12,745,811
Perrigo Co PLC	504,735	5,976,062
Royalty Pharma PLC Class A	1,424,030	71,329,664
Viatris Inc	4,276,770	63,894,944
		254,714,257
TOTAL HEALTH CARE		4,285,336,154
Industrials - 19.2%
Aerospace & Defense - 3.3%
ATI Inc (b)	498,980	77,571,431
Axon Enterprise Inc (b)	280,089	112,528,557
BWX Technologies Inc	337,925	73,123,591
Carpenter Technology Corp	178,240	76,322,368
Curtiss-Wright Corp	136,208	98,097,002
FTAI Aviation Ltd	377,306	94,201,989
HEICO Corp	157,229	42,439,252
HEICO Corp Class A	277,757	58,056,768
Hexcel Corp	278,886	26,179,029
Howmet Aerospace Inc	1,485,365	361,003,110
Huntington Ingalls Industries Inc	144,456	52,623,876
Karman Holdings Inc (b)(c)	188,302	12,800,770
L3Harris Technologies Inc	691,788	221,752,643
Leonardo DRS Inc	280,108	11,380,787
Loar Holdings Inc (b)(c)	157,961	8,864,770
Rocket Lab Corp	1,813,370	149,621,159
StandardAero Inc (b)	846,669	21,048,191
Textron Inc	650,634	62,434,839
Woodward Inc	221,830	80,522,072
		1,640,572,204
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	435,109	79,107,167
Expeditors International of Washington Inc	494,007	73,058,695
GXO Logistics Inc (b)	415,685	23,748,084
		175,913,946
Building Products - 0.9%
A O Smith Corp	420,869	26,026,539
AAON Inc (c)	248,899	23,224,766
Advanced Drainage Systems Inc	261,687	39,056,785
Allegion plc	318,748	43,821,475
Armstrong World Industries Inc	159,256	27,135,630
Builders FirstSource Inc (b)	401,872	31,784,056
Carlisle Cos Inc	153,431	54,507,897
Fortune Brands Innovations Inc (c)	448,030	18,163,136
Hayward Holdings Inc (b)	763,842	11,465,268
Lennox International Inc	117,631	62,919,646
Masco Corp	769,546	55,268,794
Owens Corning	302,106	37,261,754
Simpson Manufacturing Co Inc	153,254	29,230,135
Trex Co Inc (b)	395,229	15,492,977
		475,358,858
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	187,631	58,668,461
MSA Safety Inc	136,974	22,791,104
Rollins Inc	1,110,188	61,870,777
Tetra Tech Inc	962,524	31,108,776
Veralto Corp	917,760	80,946,432
		255,385,550
Construction & Engineering - 2.1%
AECOM	477,547	40,161,703
API Group Corp (b)	1,323,047	60,489,709
Comfort Systems USA Inc	128,856	237,127,254
EMCOR Group Inc	163,835	146,086,754
Everus Construction Group Inc (b)	188,402	27,776,107
MasTec Inc (b)	230,375	90,779,269
Quanta Services Inc	545,517	397,010,907
Valmont Industries Inc	72,122	36,640,861
WillScot Holdings Corp	658,985	14,919,420
		1,050,991,984
Electrical Equipment - 2.4%
Acuity Inc	114,339	33,132,012
AMETEK Inc	853,374	200,969,577
Generac Holdings Inc (b)	214,046	55,487,145
Hubbell Inc	198,164	100,701,000
nVent Electric PLC	589,820	84,285,278
Regal Rexnord Corp	244,605	52,597,413
Rockwell Automation Inc	419,159	171,398,307
Sensata Technologies Holding PLC	537,267	22,371,798
Vertiv Holdings Co Class A	1,409,252	462,925,189
		1,183,867,719
Ground Transportation - 1.0%
Avis Budget Group Inc (b)(c)	62,542	11,299,463
JB Hunt Transport Services Inc	283,773	71,377,423
Knight-Swift Transportation Holdings Inc	583,106	37,843,579
Landstar System Inc	126,188	23,227,425
Lyft Inc Class A (b)(c)	1,423,465	20,142,030
Old Dominion Freight Line Inc	680,378	144,532,699
Ryder System Inc	145,504	36,924,550
Saia Inc (b)	98,698	44,297,636
Schneider National Inc Class B	170,225	5,292,295
U-Haul Holding Co (b)(c)	28,682	1,473,108
U-Haul Holding Co Class N	374,386	17,854,468
XPO Inc (b)	424,612	93,469,840
		507,734,516
Machinery - 4.0%
AGCO Corp	229,762	27,805,797
Allison Transmission Holdings Inc	307,233	41,276,754
CNH Industrial NV Class A	3,251,150	34,819,817
Crane Co	182,233	32,388,271
Cummins Inc	509,792	342,075,530
Donaldson Co Inc	425,709	37,534,763
Dover Corp	502,268	113,718,498
Esab Corp	210,834	20,718,656
Flowserve Corp	469,215	34,552,993
Fortive Corp	1,175,129	70,260,963
Gates Industrial Corp PLC (b)	939,207	24,053,091
Graco Inc	614,965	49,363,241
IDEX Corp	279,981	60,993,861
Ingersoll Rand Inc	1,472,734	117,612,537
ITT Inc	317,265	68,002,580
Lincoln Electric Holdings Inc	198,543	52,613,895
Middleby Corp/The (b)	176,424	24,762,873
Mueller Industries Inc	401,660	54,396,814
Nordson Corp	197,093	56,851,476
Oshkosh Corp	232,753	36,379,294
Otis Worldwide Corp	1,445,422	112,569,465
Pentair PLC	605,902	48,902,350
RBC Bearings Inc (b)	114,800	68,775,532
Snap-on Inc	189,829	72,780,439
Stanley Black & Decker Inc	572,504	44,746,913
Timken Co/The	231,662	25,688,999
Toro Co/The	365,137	34,750,088
Westinghouse Air Brake Technologies Corp	628,088	169,514,670
Xylem Inc/NY	901,364	106,505,170
		1,984,415,330
Marine Transportation - 0.0%
Kirby Corp (b)	199,757	30,071,418
Passenger Airlines - 0.8%
Alaska Air Group Inc (b)(c)	425,453	16,639,467
American Airlines Group Inc (b)(c)	2,415,565	28,286,266
Delta Air Lines Inc	2,415,805	164,250,582
Southwest Airlines Co	1,706,700	64,718,064
United Airlines Holdings Inc (b)	1,205,628	108,506,520
		382,400,899
Professional Services - 1.7%
Amentum Holdings Inc (b)	589,727	15,468,539
Booz Allen Hamilton Holding Corp Class A	443,130	34,462,220
Broadridge Financial Solutions Inc	431,652	66,465,775
CACI International Inc (b)	80,425	41,784,005
Clarivate PLC (b)(c)	1,360,629	3,905,005
Concentrix Corp (c)	161,957	3,857,816
Equifax Inc	451,925	78,607,835
ExlService Holdings Inc (b)	571,725	18,226,593
FTI Consulting Inc (b)	111,521	19,995,715
Genpact Ltd	587,775	20,425,181
Jacobs Solutions Inc	433,308	56,074,388
KBR Inc	465,765	17,461,530
Leidos Holdings Inc	472,340	70,482,575
ManpowerGroup Inc	170,600	5,164,062
Parsons Corp (b)(c)	195,430	9,851,626
Paychex Inc	1,195,278	110,718,602
Paycom Software Inc	184,874	23,434,628
Paylocity Holding Corp (b)	162,433	17,135,057
Robert Half Inc (c)	366,271	9,746,471
Science Applications International Corp	166,552	16,117,237
SS&C Technologies Holdings Inc	774,992	53,706,946
TransUnion	722,017	51,263,207
Verisk Analytics Inc	518,417	95,642,752
		839,997,765
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies Inc	137,178	41,942,174
Core & Main Inc Class A (b)	703,129	35,416,608
Fastenal Co	4,252,225	191,052,469
Ferguson Enterprises Inc	707,588	189,428,383
MSC Industrial Direct Co Inc Class A	162,794	16,648,942
QXO Inc (b)(c)	2,383,861	47,844,090
SiteOne Landscape Supply Inc (b)	163,686	20,632,620
United Rentals Inc	235,114	225,671,823
Watsco Inc	128,907	56,440,641
Wesco International Inc	177,483	61,962,865
WW Grainger Inc	161,946	188,075,987
		1,075,116,602
TOTAL INDUSTRIALS		9,601,826,791
Information Technology - 14.8%
Communications Equipment - 1.2%
Ciena Corp (b)	522,500	275,660,550
F5 Inc (b)	209,229	67,769,273
Lumentum Holdings Inc (b)	260,840	235,361,149
Ubiquiti Inc	15,597	15,784,319
		594,575,291
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics Inc (b)	191,201	35,913,284
Avnet Inc	299,203	24,687,240
CDW Corp/DE	481,494	65,921,344
Cognex Corp	621,488	34,498,799
Coherent Corp (b)	647,807	207,110,376
Corning Inc	2,892,093	474,997,354
Crane NXT Co (c)	181,384	8,104,237
Flex Ltd (b)	1,362,859	124,769,741
Ingram Micro Holding Corp (c)	75,949	2,336,951
IPG Photonics Corp (b)	91,459	10,876,304
Jabil Inc	384,366	129,719,681
Keysight Technologies Inc (b)	637,352	223,015,838
Littelfuse Inc	90,963	36,764,516
Ralliant Corp	419,118	19,044,722
TD SYNNEX Corp	282,810	64,531,586
Teledyne Technologies Inc (b)	172,193	111,210,849
Vontier Corp	535,792	19,224,217
Zebra Technologies Corp Class A (b)	188,280	42,600,233
		1,635,327,272
IT Services - 1.6%
Akamai Technologies Inc (b)	521,572	53,711,485
Amdocs Ltd	393,561	25,451,590
Cloudflare Inc Class A (b)	1,161,255	238,022,437
Cognizant Technology Solutions Corp Class A	1,790,645	94,725,121
DXC Technology Co (b)	623,136	7,053,900
EPAM Systems Inc (b)	199,507	22,699,906
Gartner Inc (b)	259,578	38,544,737
Globant SA (b)(c)	159,918	6,593,418
GoDaddy Inc Class A (b)	498,145	43,234,005
Kyndryl Holdings Inc (b)	841,519	11,629,793
MongoDB Inc Class A (b)	292,126	73,273,965
Okta Inc Class A (b)	619,917	45,656,887
Twilio Inc Class A (b)	523,751	77,546,573
VeriSign Inc	308,291	82,825,460
		820,969,277
Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology Inc	460,158	32,096,021
Astera Labs Inc (b)	477,923	93,070,725
Cirrus Logic Inc (b)	189,294	30,870,066
Enphase Energy Inc (b)	471,451	15,539,025
Entegris Inc	555,211	78,495,731
First Solar Inc (b)	375,992	75,909,025
GlobalFoundries Inc (b)	454,772	29,378,271
Lattice Semiconductor Corp (b)	503,623	61,583,020
MACOM Technology Solutions Holdings Inc (b)	245,522	69,141,450
Microchip Technology Inc	1,954,949	181,634,312
MKS Inc	248,814	70,600,973
Monolithic Power Systems Inc	171,451	276,792,209
ON Semiconductor Corp (b)	1,488,815	150,087,440
Onto Innovation Inc (b)	180,140	53,152,108
Qnity Electronics Inc	775,260	109,048,072
Qorvo Inc (b)	310,852	29,288,475
Skyworks Solutions Inc	554,248	38,891,582
Teradyne Inc	580,050	199,229,774
Universal Display Corp	162,705	14,169,978
		1,608,978,257
Software - 2.4%
Appfolio Inc Class A (b)(c)	81,432	13,606,473
Aurora Innovation Inc Class A (b)(c)	4,319,100	25,396,308
Bentley Systems Inc Class B (c)	583,053	19,019,189
BILL Holdings Inc (b)	298,149	11,329,662
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,235,203	11,712,464
Circle Internet Group Inc Class A (b)	420,673	38,230,762
Datadog Inc Class A (b)	1,156,292	152,850,239
Docusign Inc (b)	735,777	33,838,384
Dolby Laboratories Inc Class A	223,947	14,363,961
Dropbox Inc Class A (b)	639,880	15,542,685
Dynatrace Inc (b)	1,087,630	39,383,082
Elastic NV (b)	341,808	15,870,145
Fair Isaac Corp (b)	85,785	87,929,625
Gen Digital Inc	2,035,002	39,255,189
Gitlab Inc Class A (b)(c)	523,940	11,600,032
Guidewire Software Inc (b)	314,377	43,506,633
HubSpot Inc (b)	188,350	41,768,496
Manhattan Associates Inc (b)	218,869	30,179,846
nCino Inc (b)	411,288	7,189,314
Nutanix Inc Class A (b)	959,525	39,234,977
Pegasystems Inc	341,933	12,497,651
Procore Technologies Inc (b)	463,950	26,250,291
PTC Inc (b)	436,550	59,501,765
RingCentral Inc Class A	277,874	11,176,092
Rubrik Inc Class A (b)	529,435	28,155,353
SailPoint Inc (b)(c)	222,518	2,541,156
Samsara Inc Class A (b)	1,187,539	34,129,871
SentinelOne Inc Class A (b)	1,140,342	16,147,243
Teradata Corp (b)	342,197	9,016,891
Trimble Inc (b)	882,478	59,408,419
Tyler Technologies Inc (b)	159,429	54,387,609
UiPath Inc Class A (b)(c)	1,490,007	15,347,072
Unity Software Inc (b)	1,208,130	31,918,795
Zoom Communications Inc Class A (b)	986,957	95,882,873
Zscaler Inc (b)	370,026	48,354,998
		1,196,523,545
Technology Hardware, Storage & Peripherals - 3.1%
Everpure Inc Class A (b)	1,165,055	83,243,180
Hewlett Packard Enterprise Co	4,934,677	141,970,657
HP Inc	3,402,111	70,968,035
NetApp Inc	732,554	81,145,007
Sandisk Corp/DE (b)	529,794	580,924,419
Super Micro Computer Inc (b)(c)	1,901,922	52,112,663
Western Digital Corp	1,260,287	547,619,907
		1,557,983,868
TOTAL INFORMATION TECHNOLOGY		7,414,357,510
Materials - 4.9%
Chemicals - 2.2%
Albemarle Corp	435,260	85,615,642
Ashland Inc (c)	167,865	8,940,490
Axalta Coating Systems Ltd (b)	788,931	22,437,198
Celanese Corp	404,977	27,441,242
CF Industries Holdings Inc	574,887	71,400,965
Corteva Inc	2,507,106	203,100,658
Dow Inc	2,621,021	106,125,140
DuPont de Nemours Inc	1,550,520	70,796,743
Eastman Chemical Co	419,975	30,695,973
Element Solutions Inc (c)	834,074	35,523,212
FMC Corp	459,648	7,069,386
Huntsman Corp	608,797	8,748,413
International Flavors & Fragrances Inc	948,955	66,616,641
LyondellBasell Industries NV Class A1	948,858	70,784,807
Mosaic Co/The	1,168,738	27,196,533
NewMarket Corp	23,395	15,806,130
Olin Corp	425,278	12,111,917
PPG Industries Inc	832,207	90,294,460
RPM International Inc	470,852	47,975,110
Scotts Miracle-Gro Co/The	161,703	10,138,778
Westlake Corp	123,758	14,266,822
		1,033,086,260
Construction Materials - 0.6%
Eagle Materials Inc (c)	115,303	24,226,313
James Hardie Industries PLC (b)	553,024	11,607,974
Martin Marietta Materials Inc	222,134	137,516,495
Vulcan Materials Co	489,700	147,762,078
		321,112,860
Containers & Packaging - 1.0%
Amcor PLC	1,707,456	64,951,626
AptarGroup Inc	242,285	29,965,809
Avery Dennison Corp	284,889	46,701,854
Ball Corp	992,795	60,639,919
Crown Holdings Inc	428,692	42,144,711
Graphic Packaging Holding CO	1,082,916	10,320,188
International Paper Co	1,941,414	59,057,814
Packaging Corp of America	327,139	69,827,820
Silgan Holdings Inc (c)	323,194	13,105,517
Smurfit Westrock PLC	1,929,811	74,085,444
Sonoco Products Co	364,690	18,219,912
		489,020,614
Metals & Mining - 1.1%
Alcoa Corp	957,118	61,054,557
Cleveland-Cliffs Inc (b)(c)	2,075,682	21,171,956
MP Materials Corp (b)(c)	526,827	34,791,655
Nucor Corp	850,804	191,677,634
Reliance Inc	193,295	70,069,438
Royal Gold Inc	311,382	72,670,331
Steel Dynamics Inc	506,915	115,911,184
		567,346,755
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	233,365	16,846,619
TOTAL MATERIALS		2,427,413,108
Real Estate - 6.8%
Diversified REITs - 0.1%
WP Carey Inc	802,859	58,552,507
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	635,318	25,736,732
Healthcare Realty Trust Inc	1,215,423	22,728,410
Healthpeak Properties Inc	2,567,555	41,517,364
Medical Properties Trust Inc (c)	1,847,866	9,128,458
Omega Healthcare Investors Inc	1,092,779	51,327,830
Ventas Inc	1,734,401	152,384,472
		302,823,266
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,540,045	53,671,151
Park Hotels & Resorts Inc	685,953	7,867,881
		61,539,032
Industrial REITs - 0.3%
Americold Realty Trust Inc	1,055,962	12,914,415
EastGroup Properties Inc	196,102	39,455,722
First Industrial Realty Trust Inc	474,056	29,396,213
Lineage Inc	261,665	9,650,205
Rexford Industrial Realty Inc	863,452	30,989,292
STAG Industrial Inc Class A	691,425	26,675,177
		149,081,024
Office REITs - 0.2%
BXP Inc	586,670	34,296,728
Cousins Properties Inc	618,051	15,828,286
Highwoods Properties Inc	400,272	9,730,612
Kilroy Realty Corp	434,423	14,448,909
Vornado Realty Trust	653,250	19,525,643
		93,830,178
Real Estate Management & Development - 0.6%
CBRE Group Inc Class A (b)	1,101,409	157,204,108
CoStar Group Inc (b)	1,546,817	53,535,336
Howard Hughes Holdings Inc (b)(c)	114,616	7,137,138
Jones Lang LaSalle Inc (b)	174,724	55,584,946
Zillow Group Inc Class A (b)(c)	178,652	7,969,665
Zillow Group Inc Class C (b)	611,109	27,133,240
		308,564,433
Residential REITs - 1.2%
American Homes 4 Rent Class A	1,265,526	40,294,347
AvalonBay Communities Inc	526,770	96,398,910
Camden Property Trust	390,977	41,060,404
Equity LifeStyle Properties Inc	711,673	45,041,784
Equity Residential	1,402,926	91,723,302
Essex Property Trust Inc	236,068	62,135,458
Invitation Homes Inc	2,266,380	65,203,753
Mid-America Apartment Communities Inc	430,987	55,674,901
Sun Communities Inc	453,621	57,990,909
UDR Inc	1,223,678	44,468,459
		599,992,227
Retail REITs - 1.4%
Agree Realty Corp	418,887	32,300,377
Brixmor Property Group Inc	1,127,678	33,931,831
Federal Realty Investment Trust	315,079	34,942,261
Kimco Realty Corp	2,475,154	58,512,641
NNN REIT Inc	699,544	30,633,031
Realty Income Corp	3,391,890	217,895,014
Regency Centers Corp	669,099	52,089,357
Simon Property Group Inc	1,200,141	244,480,723
		704,785,235
Specialized REITs - 2.3%
Crown Castle Inc	1,607,138	142,681,712
CubeSmart	838,432	33,939,727
Digital Realty Trust Inc	1,274,499	256,097,829
EPR Properties	276,344	15,422,759
Extra Space Storage Inc	780,346	111,846,992
Fermi Inc (c)	136,707	701,306
Gaming and Leisure Properties Inc	1,005,704	48,736,416
Iron Mountain Inc	1,086,745	136,919,003
Lamar Advertising Co Class A	319,724	44,070,756
Millrose Properties Inc Class A	566,943	17,388,142
National Storage Affiliates Trust	260,778	11,098,712
Rayonier Inc	1,102,773	23,389,815
SBA Communications Corp Class A	392,297	86,776,096
VICI Properties Inc	4,020,718	117,404,966
Weyerhaeuser Co	2,684,644	65,827,471
		1,112,301,702
TOTAL REAL ESTATE		3,391,469,604
Utilities - 6.1%
Electric Utilities - 2.9%
Alliant Energy Corp	951,424	69,863,064
Edison International	1,411,805	98,106,329
Entergy Corp	1,654,004	195,023,613
Evergy Inc	852,597	70,629,135
Eversource Energy	1,390,969	98,341,508
Exelon Corp	3,744,243	172,197,736
FirstEnergy Corp	2,032,600	96,589,152
IDACORP Inc	199,702	29,503,973
NRG Energy Inc	758,356	117,985,026
OGE Energy Corp	778,890	38,009,832
PG&E Corp	8,121,192	134,974,211
Pinnacle West Capital Corp	441,270	45,768,524
PPL Corp	2,741,537	102,643,145
Xcel Energy Inc	2,192,304	181,851,618
		1,451,486,866
Gas Utilities - 0.4%
Atmos Energy Corp	592,823	112,624,514
MDU Resources Group Inc (c)	751,081	16,921,855
National Fuel Gas Co	348,368	29,395,292
UGI Corp	796,471	28,744,638
		187,686,299
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	2,629,712	37,999,338
Clearway Energy Inc Class A	128,703	5,203,462
Clearway Energy Inc Class C (c)	308,237	12,440,445
Talen Energy Corp (b)	168,021	62,574,381
Vistra Corp	1,253,184	197,802,563
		316,020,189
Multi-Utilities - 1.9%
Ameren Corp	999,604	113,604,995
CenterPoint Energy Inc	2,413,614	105,354,251
CMS Energy Corp	1,121,041	86,028,686
Consolidated Edison Inc	1,335,194	148,860,779
DTE Energy Co	767,517	116,424,654
NiSource Inc	1,767,348	85,327,561
Public Service Enterprise Group Inc	1,849,748	151,050,422
WEC Energy Group Inc	1,206,100	142,247,434
		948,898,782
Water Utilities - 0.3%
American Water Works Co Inc	721,437	92,646,940
Essential Utilities Inc	1,038,801	39,682,198
		132,329,138
TOTAL UTILITIES		3,036,421,274
TOTAL UNITED STATES		49,070,562,329
TOTAL COMMON STOCKS (Cost $34,637,514,235)		49,897,329,277

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $9,431,683)	3.64	9,444,000	9,431,782

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	116,837,428	116,860,795
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	1,047,177,199	1,047,281,917
TOTAL MONEY MARKET FUNDS (Cost $1,164,138,796)			1,164,142,712

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $35,811,084,714)	51,070,903,771
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(1,028,209,831)
NET ASSETS - 100.0%	50,042,693,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	410	6/2026	149,699,200	10,653,027

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,431,782.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,616,714	3,820,286,221	3,805,057,192	4,640,962	15,052	-	116,860,795	116,837,428	0.2%
Fidelity Securities Lending Cash Central Fund	792,829,330	3,907,000,452	3,652,544,584	6,940,524	(3,281)	-	1,047,281,917	1,047,177,199	3.0%
Total	894,446,044	7,727,286,673	7,457,601,776	11,581,486	11,771	-	1,164,142,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,693,301,137	1,693,301,137	-	-
Consumer Discretionary	5,226,246,625	5,226,246,625	-	-
Consumer Staples	2,158,860,859	2,158,860,859	-	-
Energy	3,562,417,899	3,562,417,899	-	-
Financials	6,812,937,918	6,812,937,918	-	-
Health Care	4,285,336,154	4,285,336,154	-	-
Industrials	9,673,441,779	9,673,441,779	-	-
Information Technology	7,436,467,011	7,436,467,011	-	-
Materials	2,602,290,605	2,602,290,605	-	-
Real Estate	3,391,469,604	3,391,469,604	-	-
Utilities	3,054,559,686	3,054,559,686	-	-

U.S. Treasury Obligations	9,431,782	-	9,431,782	-

Money Market Funds	1,164,142,712	1,164,142,712	-	-
Total Investments in Securities:	51,070,903,771	51,061,471,989	9,431,782	-
Derivative Instruments:

Assets
Futures Contracts	10,653,027	10,653,027	-	-
Total Assets	10,653,027	10,653,027	-	-
Total Derivative Instruments:	10,653,027	10,653,027	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,653,027	-
Total Equity Risk	10,653,027	-
Total Value of Derivatives	10,653,027	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $1,367,894,707) - See accompanying schedule:
Unaffiliated issuers (cost $34,646,945,918)	$49,906,761,059
Fidelity Central Funds (cost $1,164,138,796)	1,164,142,712

Total Investment in Securities (cost $35,811,084,714)		$51,070,903,771
Segregated cash with brokers for derivative instruments		116,754
Receivable for fund shares sold		40,990,240
Dividends receivable		14,997,151
Distributions receivable from Fidelity Central Funds		637,899
Receivable for variation margin on futures contracts		2,307,919
Other receivables		454,880
Total assets		51,130,408,614
Liabilities
Payable for fund shares redeemed	$39,171,657
Accrued management fee	1,018,400
Other payables and accrued expenses	253,346
Collateral on securities loaned	1,047,271,271
Total liabilities		1,087,714,674
Net Assets		$50,042,693,940
Net Assets consist of:
Paid in capital		$35,398,349,424
Total accumulated earnings (loss)		14,644,344,516
Net Assets		$50,042,693,940
Net Asset Value, offering price and redemption price per share ($50,042,693,940 ÷ 1,246,135,888 shares)		$40.16
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$691,169,687
Interest		454,435
Income from Fidelity Central Funds (including $6,940,524 from security lending)		11,581,486
Security lending		63,606
Total income		703,269,214
Expenses
Management fee	$11,166,100
Independent trustees' fees and expenses	101,506
Total expenses before reductions	11,267,606
Expense reductions	(54,724)
Total expenses after reductions		11,212,882
Net Investment income (loss)		692,056,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(58,024,573)
Redemptions in-kind	1,606,067,753
Fidelity Central Funds	11,771
Foreign currency transactions	(866)
Futures contracts	45,667,973
Total net realized gain (loss)		1,593,722,058
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,771,428,258
Futures contracts	2,113,700
Total change in net unrealized appreciation (depreciation)		7,773,541,958
Net gain (loss)		9,367,264,016
Net increase (decrease) in net assets resulting from operations		$10,059,320,348
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$692,056,332	$568,598,912
Net realized gain (loss)	1,593,722,058	852,632,234
Change in net unrealized appreciation (depreciation)	7,773,541,958	859,022,580
Net increase (decrease) in net assets resulting from operations	10,059,320,348	2,280,253,726
Distributions to shareholders	(501,897,494)	(837,852,622)

Share transactions
Proceeds from sales of shares	15,177,318,594	12,084,799,366
Reinvestment of distributions	463,279,402	787,472,826
Cost of shares redeemed	(12,876,026,285)	(10,035,197,394)

Net increase (decrease) in net assets resulting from share transactions	2,764,571,711	2,837,074,798
Total increase (decrease) in net assets	12,321,994,565	4,279,475,902

Net Assets
Beginning of period	37,720,699,375	33,441,223,473
End of period	$50,042,693,940	$37,720,699,375

Other Information
Shares
Sold	413,948,185	361,934,513
Issued in reinvestment of distributions	12,596,200	23,123,576
Redeemed	(349,096,383)	(303,097,949)
Net increase (decrease)	77,448,002	81,960,140

Financial Highlights
Fidelity® Mid Cap Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$32.28	$30.77	$26.83	$27.85	$30.70
Income from Investment Operations
Net investment income (loss) A,B	.57	.52	.48	.46	.38
Net realized and unrealized gain (loss)	7.72	1.77	3.88	(.94)	(2.16)
Total from investment operations	8.29	2.29	4.36	(.48)	(1.78)
Distributions from net investment income	(.41)	(.40)	(.42)	(.41)	(.35)
Distributions from net realized gain	-	(.39)	-	(.12)	(.72)
Total distributions	(.41)	(.78) C	(.42)	(.54) C	(1.07)
Net asset value, end of period	$40.16	$32.28	$30.77	$26.83	$27.85
Total Return D	25.79%	7.32%	16.34%	(1.65)%	(6.13)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.02%	.02%	.02%	.02%	.03%
Net investment income (loss)	1.54%	1.56%	1.66%	1.72%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$50,042,694	$37,720,699	$33,441,223	$26,520,703	$24,606,512
Portfolio turnover rate G,H	12%	15%	8%	9%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	192,424	2,318,709
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	576,761	7,342,168
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	987,887	24,361,293
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd (c)	1,577,605	20,445,761
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (c)	238,358	3,930,523
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	524,348	7,005,289
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	412,874	22,893,863
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B	436,670	14,309,676
Kestrel Group Ltd	26,032	253,031
		14,562,707
TOTAL FINANCIALS		37,456,570
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	270,915	3,695,281
TOTAL BERMUDA		48,157,140
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A	1,778,291	17,818,476
StoneCo Ltd Class A	2,487,017	27,307,447
TOTAL FINANCIALS		45,125,923
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)(c)	533,433	2,005,708
TOTAL BRAZIL		47,131,631
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	965,642	53,100,654
CANADA - 1.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	942,463	6,107,160
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,819,978	3,567,157
Kolibri Global Energy Inc (United States) (b)	294,257	1,689,035
Teekay Tankers Ltd Class A	237,660	18,668,193
TOTAL ENERGY		23,924,385
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	206,367	2,220,508
Health Care - 0.3%
Biotechnology - 0.3%
Aurinia Pharmaceuticals Inc (b)	1,178,808	18,135,961
Bright Minds Biosciences Inc (United States) (b)(c)	69,072	6,074,882
Fennec Pharmaceuticals Inc (United States) (b)(c)	287,534	1,866,096
TuHURA Biosciences Inc (b)(c)	428,459	959,748
Xenon Pharmaceuticals Inc (b)	854,538	47,888,310
TOTAL HEALTH CARE		74,924,997
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	227,106	7,744,315
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	3,618,164	73,376,366
Materials - 0.4%
Metals & Mining - 0.4%
Novagold Resources Inc (United States) (b)	2,781,396	22,418,052
Ssr Mining Inc (United States) (b)	2,014,852	58,047,886
US Goldmining Inc (b)(c)	28,492	379,228
Vox Royalty Corp (United States)	586,384	3,014,014
TOTAL MATERIALS		83,859,180
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)(c)	1,395,827	2,931,237
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	1,192,651	44,128,087
TOTAL CANADA		319,216,235
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,977,316	8,917,696
Software - 0.0%
Chaince Digital Holdings Inc (b)(c)	378,867	2,061,036
TOTAL CHINA		10,978,732
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)(c)	32,840	117,238
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	549,996	4,135,970
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	4,689,398	14,443,346
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	43,027	430,270
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	657,732	8,491,320
Webull Corp Class A (b)(c)	2,743,495	18,738,071

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		27,229,391
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	340,930	6,041,280
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)(c)	433,679	4,796,489
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	167,586	14,824,658
TOTAL IRELAND		25,662,427
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	319,629	1,751,567
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	308,724	2,266,034
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	688,441	1,177,234
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	96,108	1,585,782
TOTAL HEALTH CARE		2,763,016
TOTAL ISRAEL		5,029,050
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	610,433	7,398,448
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	176,844	2,164,571
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	179,645	691,633
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (b)(c)	2,820,501	17,007,621
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	446,694	36,329,623
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd (b)	85,174	1,471,806
Costamare Inc	437,995	7,279,477
Safe Bulkers Inc	505,074	3,404,199
TOTAL INDUSTRIALS		12,155,482
TOTAL MONACO		48,485,105
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	621,535	30,884,074
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (c)	308,924	10,018,405
SFL Corp Ltd	1,202,048	13,859,614
		23,878,019
TOTAL ENERGY		54,762,093
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	2,011,684	9,656,083
TOTAL NORWAY		64,418,176
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	279,858	14,952,813
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	266,534	2,164,256
Liberty Latin America Ltd Class C (b)	1,384,003	11,501,065
TOTAL COMMUNICATION SERVICES		13,665,321
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	1,552,696	37,699,459
Ofg Bancorp	427,231	19,635,537
		57,334,996
Financial Services - 0.1%
EVERTEC Inc	635,716	18,772,693
TOTAL FINANCIALS		76,107,689
TOTAL PUERTO RICO		89,773,010
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	308,342	4,122,532
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	504,059	43,097,045
TOTAL SINGAPORE		47,219,577
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	164,591	3,769,134
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	1,756,743	44,990,188
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (b)	1,004,348	3,796,435
CRISPR Therapeutics AG (b)(c)	903,541	47,291,337
TOTAL HEALTH CARE		51,087,772
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	369,465	4,293,183
TOTAL SWITZERLAND		100,371,143
THAILAND - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	249,866	7,878,275
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (b)	357,461	244,313,870
TOTAL THAILAND		252,192,145
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (b)	2,167,794	9,451,582
Financials - 0.2%
Capital Markets - 0.2%
Marex Group PLC	544,151	29,030,456
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	546,032	11,537,656
TOTAL FINANCIALS		40,568,112
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	271,743	4,089,732
TOTAL UNITED KINGDOM		54,109,426
UNITED STATES - 95.6%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	111,942	5,409,037
Atn International Inc	99,825	2,788,112
Bandwidth Inc Class A (b)	273,338	10,061,572
Cogent Communications Holdings Inc	483,666	10,955,035
Globalstar Inc (b)	496,325	40,847,548
IDT Corp Class B	161,108	8,079,566
Lumen Technologies Inc (b)	9,437,532	83,427,784
Shenandoah Telecommunications Co (c)	502,499	7,904,309
Uniti Group Inc (b)(c)	1,654,745	19,575,633
		189,048,596
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (b)(c)	5,095,240	7,744,765
Atlanta Braves Holdings Inc Class C (b)	525,918	25,985,608
Cinemark Holdings Inc	1,049,791	30,989,830
CuriosityStream Inc Class A (c)	423,307	1,333,417
Gaia Inc Class A (b)	165,586	518,284
IMAX Corp (b)(c)	432,424	16,440,760
Lionsgate Studios Corp	2,025,073	25,191,908
Madison Square Garden Entertainment Corp Class A (b)	391,130	26,174,420
Marcus Corp/The	226,311	3,987,600
Meridian Holdings Inc (b)	19,189	189,778
Playstudios Inc Class A (b)	884,133	367,004
Playtika Holding Corp	586,055	2,142,031
Reservoir Media Inc (b)	194,810	1,959,789
Sphere Entertainment Co Class A (b)(c)	268,399	38,233,438
Starz Entertainment Corp	113,761	2,086,377
Vivid Seats Inc Class A (b)(c)	58,787	393,873
		183,738,882
Interactive Media & Services - 0.3%
Angi Inc Class A (b)(c)	348,509	2,558,056
Arena Group Holdings Inc/The (b)(c)	125,700	316,764
Bumble Inc Class A (b)(c)	708,899	2,941,931
Cargurus Inc Class A (b)	780,620	28,461,405
Cars.com Inc (b)	517,819	5,690,831
EverQuote Inc Class A (b)	283,715	4,091,170
fuboTV Inc Class A (b)(c)	285,799	3,521,044
Getty Images Holdings Inc Class A (b)(c)	806,262	620,822
MediaAlpha Inc Class A (b)	332,781	2,831,966
Nextdoor Holdings Inc Class A (b)	2,190,614	3,504,982
QuinStreet Inc (b)	539,540	6,884,530
Rumble Inc Class A (b)(c)	1,056,275	7,953,751
Shutterstock Inc	246,186	3,980,828
Teads Holding Co (b)(c)	368,173	321,489
Travelzoo (b)(c)	61,248	599,618
TripAdvisor Inc Class A (c)	1,130,873	12,586,616
Yelp Inc Class A (b)	583,183	16,095,851
Ziff Davis Inc (b)(c)	387,380	17,726,509
ZipRecruiter Inc Class A (b)(c)	634,132	1,851,665
		122,539,828
Media - 0.9%
Advantage Solutions Inc Class A (b)(c)	37,470	1,284,097
AMC Global Media Inc Class A (b)(c)	308,963	2,623,096
Boston Omaha Corp (b)(c)	214,677	2,580,418
Cable One Inc (b)(c)	51,017	4,667,545
EchoStar Corp Class A (b)(c)	1,341,522	165,195,019
Emerald Holding Inc	134,505	628,138
Entravision Communications Corp Class A	619,368	2,335,017
EW Scripps Co/The Class A (b)(c)	649,917	3,113,102
Gray Media Inc	877,127	4,946,996
Ibotta Inc Class A (b)(c)	110,147	3,877,174
iHeartMedia Inc Class A (b)	1,200,873	7,169,212
John Wiley & Sons Inc Class A	397,990	16,289,731
Magnite Inc (b)(c)	1,407,194	18,033,191
National CineMedia Inc	668,391	2,265,845
Newsmax Inc Class B (b)(c)	469,962	2,960,761
Optimum Communications Inc Class A (b)	2,558,083	4,041,771
PubMatic Inc Class A (b)	379,853	3,714,962
Scholastic Corp	204,807	8,266,011
Sinclair Inc Class A	383,812	5,968,277
Stagwell Inc Class A (b)(c)	1,076,095	6,747,116
TechTarget Inc (b)(c)	285,000	1,635,900
Thryv Holdings Inc (b)	322,255	1,153,673
USA TODAY Co Inc (b)(c)	1,388,198	10,036,672
		279,533,724
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	770,345	3,220,042
Spok Holdings Inc	219,876	2,350,474
Telephone and Data Systems Inc	983,945	44,336,562
		49,907,078
TOTAL COMMUNICATION SERVICES		824,768,108
Consumer Discretionary - 7.7%
Automobile Components - 0.9%
Adient PLC (b)	776,811	16,351,872
Cooper-Standard Holdings Inc (b)	167,299	5,030,681
Dana Inc	1,119,419	40,802,823
Dauch Corporation (b)	2,257,916	12,892,700
Dorman Products Inc (b)	272,863	30,699,816
Fox Factory Holding Corp (b)	414,147	7,351,109
Gentherm Inc (b)	297,928	8,967,633
Goodyear Tire & Rubber Co/The (b)(c)	2,727,593	19,311,358
Holley Inc Class A (b)	752,174	2,482,174
LCI Industries	234,658	27,975,927
Motorcar Parts of America Inc (b)	132,809	1,490,117
Patrick Industries Inc (c)	321,484	29,898,012
Phinia Inc	376,688	27,178,039
Solid Power Inc (b)(c)	1,743,927	6,016,548
Standard Motor Products Inc	210,489	7,865,974
Strattec Security Corp (b)(c)	40,159	3,022,366
Visteon Corp	272,015	30,386,796
XPEL Inc (b)(c)(e)	250,617	11,934,382
		289,658,327
Automobiles - 0.0%
Faraday Future Intelligent Electric Inc Class A (b)(c)	1,867,694	814,688
Livewire Group Inc (b)(c)	221,638	403,381
Winnebago Industries Inc	270,236	8,812,396
		10,030,465
Broadline Retail - 0.1%
Groupon Inc (b)(c)	251,098	3,568,103
Kohl's Corp	1,080,948	15,317,033
Savers Value Village Inc (b)(c)	377,710	3,191,649
		22,076,785
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	237,313	10,558,056
Gold.com Inc	188,313	8,509,864
Weyco Group Inc	61,661	2,034,196
		21,102,116
Diversified Consumer Services - 1.0%
American Public Education Inc (b)	171,631	9,980,343
Carriage Services Inc	139,232	6,836,291
Coursera Inc (b)(c)	1,412,566	8,404,768
Covista Inc (b)	337,037	38,833,403
Driven Brands Holdings Inc (b)	588,689	7,988,510
European Wax Center Inc Class A (b)	284,874	1,652,269
Frontdoor Inc (b)	717,921	49,270,918
Graham Holdings Co Class B	31,739	35,627,345
KinderCare Learning Cos Inc (b)(c)	314,059	1,234,252
Laureate Education Inc (b)	1,257,000	37,829,415
Lincoln Educational Services Corp (b)	292,729	12,042,871
Matthews International Corp Class A	296,356	8,458,000
McGraw Hill Inc (c)	287,559	3,476,588
Mister Car Wash Inc (b)	973,271	6,890,759
Nerdy Inc Class A (b)(c)	582,256	520,653
Perdoceo Education Corp	636,466	21,601,656
Phoenix Education Partners Inc	49,939	1,399,291
Strategic Education Inc	227,932	17,869,869
Stride Inc (b)	413,821	40,206,848
Udemy Inc (b)	932,869	4,421,799
Universal Technical Institute Inc (b)	467,089	17,529,850
		332,075,698
Hotels, Restaurants & Leisure - 1.4%
Accel Entertainment Inc Class A (b)	493,074	6,158,494
Bally's Corp (b)(c)	94,484	1,258,527
Biglari Holdings Inc Class B (b)	6,669	2,062,388
BJ's Restaurants Inc (b)	188,573	7,241,203
Black Rock Coffee Bar Inc Class A	170,121	2,089,086
Bloomin' Brands Inc	838,350	5,113,935
Brightstar Lottery PLC	1,046,926	13,746,138
Brinker International Inc (b)	429,055	65,319,333
Cheesecake Factory Inc/The (c)	457,473	28,761,328
Cracker Barrel Old Country Store Inc (c)	221,000	6,921,720
Dave & Buster's Entertainment Inc (b)(c)	269,123	3,033,016
Dine Brands Global Inc (c)	141,521	3,931,453
El Pollo Loco Holdings Inc (b)	274,248	3,707,833
First Watch Restaurant Group Inc (b)	593,605	7,788,098
Global Business Travel Group I Class A (b)(c)	1,291,116	7,565,940
Hilton Grand Vacations Inc (b)	600,765	28,217,932
Inspired Entertainment Inc (b)(c)	242,013	1,698,931
Jack in the Box Inc (b)(c)	172,876	2,178,238
Krispy Kreme Inc (b)	763,476	3,008,095
Kura Sushi USA Inc Class A (b)(c)	67,166	3,698,832
Life Time Group Holdings Inc (b)	1,494,240	40,060,574
Lindblad Expeditions Holdings Inc (b)	376,258	6,972,061
Marriott Vacations Worldwide Corp (c)	276,383	19,902,340
Monarch Casino & Resort Inc	125,903	14,943,427
Nathan's Famous Inc	27,759	2,786,448
Navan Inc Class A (b)	370,578	6,481,409
Papa John's International Inc (c)	324,234	11,734,028
Portillo's Inc Class A (b)(c)	660,454	4,127,838
Pursuit Attractions and Hospitality Inc (b)	209,453	8,813,782
Rci Hospitality Holdings Inc (c)	72,518	1,814,400
Red Rock Resorts Inc Class A	482,009	26,009,206
Rush Street Interactive Inc Class A (b)	905,141	25,434,462
Sabre Corp (b)	3,659,917	6,697,648
Serve Robotics Inc (b)(c)	649,735	6,127,001
Shake Shack Inc Class A (b)	384,576	39,403,657
Six Flags Entertainment Corp (b)(c)	948,729	17,817,131
Sweetgreen Inc Class A (b)(c)	1,024,812	7,050,707
Target Hospitality Corp (b)	318,044	4,624,360
United Parks & Resorts Inc (b)(c)	268,334	9,458,774
Xponential Fitness Inc Class A (b)(c)	272,650	1,794,037
		465,553,810
Household Durables - 1.5%
Bassett Furniture Industries Inc	82,490	1,202,704
Beazer Homes USA Inc (b)	272,344	5,879,907
Cavco Industries Inc (b)	76,986	39,031,902
Century Communities Inc	253,309	14,190,370
Champion Homes Inc (b)	552,839	42,142,917
Cricut Inc Class A (c)	475,083	2,047,608
Dream Finders Homes Inc Class A (b)(c)	295,362	4,312,285
Ethan Allen Interiors Inc	233,660	4,986,304
Flexsteel Industries Inc	34,967	1,933,675
Green Brick Partners Inc (b)	308,518	20,806,454
Hamilton Beach Brands Holding Co Class A	69,934	1,455,327
Helen of Troy Ltd (b)	225,830	5,227,965
Hovnanian Enterprises Inc Class A (b)	47,665	5,359,453
Installed Building Products Inc	229,448	66,207,220
KB Home	610,998	32,376,784
La-Z-Boy Inc	410,554	14,262,646
Legacy Housing Corp (b)(c)	83,598	1,818,257
Leggett & Platt Inc	1,320,069	14,349,150
LGI Homes Inc (b)	203,102	9,945,905
Lovesac Co/The (b)(c)	131,303	2,075,900
M/I Homes Inc (b)	257,825	33,901,409
Meritage Homes Corp	669,365	45,075,039
Sonos Inc (b)	1,178,648	17,479,350
Taylor Morrison Home Corp (b)	948,721	57,625,314
Traeger Inc (b)(c)	6,548	272,920
Tri Pointe Homes Inc (b)	836,131	39,206,183
		483,172,948
Leisure Products - 0.4%
Acushnet Holdings Corp	271,774	26,313,159
American Outdoor Brands Inc (b)(c)	119,433	1,123,865
Callaway Golf Co (b)	1,306,090	19,983,177
Clarus Corp	287,986	750,203
Escalade Inc (c)	101,920	1,905,904
Funko Inc Class A (b)	400,023	1,764,101
JAKKS Pacific Inc	90,573	1,970,868
Johnson Outdoors Inc Class A	58,511	3,079,434
Latham Group Inc (b)	489,924	2,973,839
Malibu Boats Inc Class A (b)	182,849	4,680,934
Marine Products Corp	97,368	771,155
MasterCraft Boat Holdings Inc (b)	155,492	3,630,738
Peloton Interactive Inc Class A (b)	3,916,843	21,346,794
Polaris Inc	528,218	35,005,007
Smith & Wesson Brands Inc	439,920	6,836,357
Sturm Ruger & Co Inc	137,726	5,974,554
		138,110,089
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	232,764	823,985
Abercrombie & Fitch Co Class A (b)	448,825	38,307,214
Academy Sports & Outdoors Inc	656,447	35,999,553
Advance Auto Parts Inc (c)	593,866	35,340,966
America's Car-Mart Inc/TX (b)(c)	70,652	862,661
American Eagle Outfitters Inc	1,579,200	27,509,664
Arhaus Inc Class A	505,845	3,743,253
Arko Corp	699,824	4,618,838
Asbury Automotive Group Inc (b)	191,937	39,095,648
BARK Inc (b)(c)	46,372	437,752
Barnes & Noble Education Inc (b)	159,419	1,571,871
Bed Bath & Beyond Inc (b)(c)	677,399	3,319,255
Boot Barn Holdings Inc (b)	304,280	52,168,806
Buckle Inc/The	312,005	17,350,598
Build-A-Bear Workshop Inc (c)	121,614	4,492,421
Caleres Inc	328,717	4,306,193
Camping World Holdings Inc Class A	598,806	4,904,221
Citi Trends Inc (b)	46,958	2,287,324
Designer Brands Inc Class A (c)	331,602	2,487,015
Envela Corp (b)	66,043	1,163,017
EVgo Inc Class A (b)(c)	1,275,855	2,679,296
Genesco Inc (b)	97,991	3,477,701
Group 1 Automotive Inc	115,953	41,380,147
Haverty Furniture Cos Inc	136,304	3,017,771
J Jill Inc (c)	72,016	917,484
Lands' End Inc (b)	91,397	1,031,872
MarineMax Inc (b)	191,948	5,516,586
Monro Inc (c)	282,280	4,956,837
National Vision Holdings Inc (b)	770,114	17,882,047
OneWater Marine Inc Class A (b)(c)	112,111	1,052,722
Outdoor Holding Co (b)	1,035,260	2,101,578
Petco Health & Wellness Co Inc Class A (b)	857,345	2,434,860
RealReal Inc/The (b)	1,052,437	12,513,476
Revolve Group Inc Class A (b)	400,720	10,198,324
Sally Beauty Holdings Inc (b)	980,636	13,905,418
Shoe Carnival Inc (c)	182,310	3,376,381
Signet Jewelers Ltd	392,228	34,920,059
Sleep Number Corp (b)(c)	182,532	549,421
Sonic Automotive Inc Class A (c)	147,816	11,640,510
Stitch Fix Inc Class A (b)	1,103,416	4,016,434
ThredUp Inc Class A (b)	989,912	4,246,722
Torrid Holdings Inc (b)(c)	325,969	560,667
Upbound Group Inc	524,626	10,366,610
Urban Outfitters Inc (b)	645,860	45,429,792
Victoria's Secret & Co (b)	685,166	35,512,154
Warby Parker Inc Class A (b)	983,191	21,748,185
Winmark Corp	29,335	11,161,674
Zumiez Inc (b)(c)	128,241	3,150,881
		590,535,864
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (b)	1,159,196	22,615,914
Carter's Inc	352,659	12,738,043
Figs Inc Class A (b)	886,158	13,256,924
G-III Apparel Group Ltd	358,796	11,190,847
Kontoor Brands Inc (c)	545,229	39,998,000
Lakeland Industries Inc (c)	84,965	864,094
Movado Group Inc	154,031	4,195,804
Oxford Industries Inc (c)	140,858	6,034,357
Rocky Brands Inc (c)	69,159	2,536,061
Steven Madden Ltd	710,188	26,674,661
Superior Group of Cos Inc	111,751	1,260,551
Wolverine World Wide Inc	806,293	13,723,107
		155,088,363
TOTAL CONSUMER DISCRETIONARY		2,507,404,465
Consumer Staples - 1.7%
Beverages - 0.1%
MGP Ingredients Inc	141,115	2,813,833
National Beverage Corp (b)	236,027	8,076,844
Vita Coco Co Inc/The (b)	471,684	31,126,427
Zevia PBC Class A (b)	535,728	685,732
		42,702,836
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	320,336	25,159,189
Chefs' Warehouse Inc/The (b)	360,117	27,945,079
Grocery Outlet Holding Corp (b)	936,341	7,406,457
HF Foods Group Inc (b)	391,018	754,665
Ingles Markets Inc Class A	144,701	13,235,800
Natural Grocers by Vitamin Cottage Inc	126,675	3,668,508
PriceSmart Inc	253,804	39,826,925
United Natural Foods Inc (b)	592,591	29,641,402
Village Super Market Inc Class A	91,377	3,937,435
Weis Markets Inc	136,169	9,556,340
		161,131,800
Food Products - 0.5%
Alico Inc	53,342	2,219,561
B&G Foods Inc (c)	793,526	4,396,134
Beyond Meat Inc (b)(c)	4,154,682	4,088,623
BRC Inc Class A (b)	918,079	991,525
Cal-Maine Foods Inc	432,282	33,398,108
Calavo Growers Inc	167,551	4,718,236
Dole PLC	664,486	10,086,897
Fresh Del Monte Produce Inc	329,880	13,818,673
Hain Celestial Group Inc (b)	889,665	581,129
J & J Snack Foods Corp	150,635	13,295,045
John B Sanfilippo & Son Inc	76,529	6,259,307
Lifeway Foods Inc (b)	50,336	1,351,018
Limoneira Co	163,816	2,085,378
Mama's Creations Inc (b)	362,150	5,138,909
Marzetti Company/The	199,097	25,938,357
Mission Produce Inc (b)(c)	420,692	5,830,791
Seneca Foods Corp Class A (b)	46,056	6,441,392
Simply Good Foods Co/The (b)	850,629	11,372,910
Tootsie Roll Industries Inc Class A	184,005	7,768,691
Utz Brands Inc Class A	732,907	5,833,940
Vital Farms Inc (b)(c)	343,951	4,694,931
Westrock Coffee Co (b)	360,996	2,126,266
		172,435,821
Household Products - 0.3%
Central Garden & Pet Co (b)	182,822	6,768,070
Central Garden & Pet Co Class A (b)	379,996	12,752,666
Energizer Holdings Inc	623,907	12,216,099
Oil-Dri Corp of America	98,370	7,176,092
Spectrum Brands Holdings Inc	224,543	18,547,252
WD-40 Co	134,844	28,311,846
		85,772,025
Personal Care Products - 0.2%
Edgewell Personal Care Co	445,959	10,056,375
FitLife Brands Inc (b)(c)	37,591	347,716
Herbalife Ltd (b)	1,011,640	16,793,224
Honest Co Inc/The (b)(c)	929,314	3,252,599
Interparfums Inc	181,512	16,557,525
Lifevantage Corp (c)	110,592	558,490
Medifast Inc (b)(c)	103,400	1,123,958
Nature's Sunshine Products Inc (b)	163,088	4,429,470
Niagen Bioscience Inc (b)	518,349	2,451,791
Nu Skin Enterprises Inc Class A	480,416	3,507,037
Olaplex Holdings Inc (b)(c)	1,390,392	2,822,496
SkinHealth Systems Inc Class A (b)(c)	1,126,184	959,171
USANA Health Sciences Inc (b)	105,975	2,018,824
Waldencast plc Class A (b)(c)	460,357	409,717
		65,288,393
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	186,410	257,246
Turning Point Brands Inc	181,453	14,639,628
Universal Corp/VA (c)	239,668	12,841,411
		27,738,285
TOTAL CONSUMER STAPLES		555,069,160
Energy - 5.6%
Energy Equipment & Services - 2.4%
Archrock Inc	1,708,747	66,213,946
Atlas Energy Solutions Inc (c)	769,484	13,373,632
Bristow Group Inc	280,728	13,792,167
Cactus Inc Class A	678,417	37,801,395
Core Laboratories Inc	464,243	6,801,160
DMC Global Inc (b)	192,043	1,186,826
Energy Services of America Corp	117,422	1,996,174
Expro Group Holdings NV (b)	810,281	14,755,217
Flowco Holdings Inc Class A	217,719	5,405,963
Forum Energy Technologies Inc (b)	104,944	6,597,829
Helix Energy Solutions Group Inc (b)	1,374,802	14,229,201
Helmerich & Payne Inc	978,825	39,524,954
Innovex International Inc (b)	383,193	10,641,270
Kodiak Gas Services Inc	826,269	56,021,038
Liberty Energy Inc Class A	1,562,951	52,812,114
Mammoth Energy Services Inc (b)	238,494	682,092
Nabors Industries Ltd (b)	139,854	14,350,419
National Energy Services Reunited Corp (b)	665,266	16,591,734
Natural Gas Services Group Inc	99,146	4,034,251
Noble Corp PLC	1,250,766	63,826,589
Oceaneering International Inc (b)	977,774	36,705,636
Oil States International Inc (b)	556,439	6,387,920
Patterson-UTI Energy Inc	3,435,801	41,985,488
ProFrac Holding Corp Class A (b)	284,118	2,142,250
ProPetro Holding Corp (b)	969,895	16,614,301
Ranger Energy Services Inc Class A	214,682	3,748,348
RPC Inc	889,023	7,005,501
SEACOR Marine Holdings Inc (b)(c)	213,458	1,622,281
Select Water Solutions Inc Class A	935,403	15,649,292
Solaris Energy Infrastructure Inc Class A	458,042	33,821,821
TETRA Technologies Inc (b)	1,255,300	11,950,456
Tidewater Inc (b)	486,786	43,484,593
Transocean Ltd (b)(c)	9,186,757	62,653,683
Valaris Ltd (b)	617,584	62,981,216
		787,390,757
Oil, Gas & Consumable Fuels - 3.2%
California Resources Corp	724,359	49,444,745
Calumet Inc (b)	680,014	22,250,058
Centrus Energy Corp Class A (b)(c)	166,749	35,177,369
Clean Energy Fuels Corp (b)	1,701,665	3,913,830
CNX Resources Corp (b)	1,361,773	52,986,587
Comstock Resources Inc (b)(c)	732,872	12,766,630
Core Natural Resources Inc	503,968	45,226,088
Crescent Energy Co Class A	2,547,545	34,264,480
CVR Energy Inc (b)	305,501	10,124,303
Delek US Holdings Inc	583,336	27,177,624
DHT Holdings Inc	1,339,838	24,760,206
Diversified Energy Co	629,423	10,479,893
Dorian LPG Ltd	367,057	14,150,047
Empire Petroleum Corp (b)(c)	151,611	424,511
Energy Fuels Inc/Canada (United States) (b)(c)	2,324,814	50,308,975
Epsilon Energy Ltd (c)	214,218	1,362,426
Evolution Petroleum Corp (c)	333,603	1,601,294
Excelerate Energy Inc Class A	234,550	8,185,795
FutureFuel Corp	252,725	1,258,571
Gevo Inc (b)(c)	2,307,058	4,406,481
Granite Ridge Resources Inc	548,484	3,307,359
Green Plains Inc (b)	677,630	11,777,209
Gulfport Energy Corp (b)	157,327	30,291,741
HighPeak Energy Inc Class A (c)	221,828	1,503,994
Infinity Natural Resources Inc Class A (b)(c)	158,349	2,579,505
International Seaways Inc	398,354	33,043,464
Kinetik Holdings Inc Class A (c)	461,315	23,314,860
Lightbridge Corp (b)(c)	290,096	3,785,753
Magnolia Oil & Gas Corp Class A	1,787,786	54,062,649
Murphy Oil Corp	1,338,174	55,882,146
NACCO Industries Inc Class A	39,487	1,902,484
Navigator Holdings Ltd	282,245	6,152,941
New Fortress Energy Inc Class A (b)(c)	1,728,159	1,195,540
NextDecade Corp (b)(c)	1,729,491	13,541,915
NextNRG Inc (b)(c)	409,069	151,478
Nordic American Tankers Ltd (c)	2,035,141	11,356,087
Northern Oil & Gas Inc	951,332	25,838,177
OPAL Fuels Inc Class A (b)	209,396	452,295
Par Pacific Holdings Inc (b)	488,417	32,074,344
PBF Energy Inc Class A	829,457	35,965,256
Peabody Energy Corp	1,210,793	32,279,741
Prairie Operating Co (b)(c)	336,877	404,252
PrimeEnergy Resources Corp (b)(c)	4,923	1,090,888
REX American Resources Corp (b)	283,570	13,753,145
Riley Exploration Permian Inc	147,437	5,332,796
Sable Offshore Corp (b)(c)	1,231,483	17,671,781
SandRidge Energy Inc	312,595	4,860,852
SM Energy Co	2,466,286	76,528,856
Summit Midstream Corp Class A (b)	82,890	2,623,469
Talos Energy Inc (b)	1,253,835	19,961,053
Uranium Energy Corp (b)(c)	4,721,861	70,308,511
VAALCO Energy Inc	1,027,531	6,750,879
Verde Clean Fuels Inc Class A (b)(c)	40,096	72,574
Vitesse Energy Inc (c)	298,848	5,606,388
W&T Offshore Inc (c)	979,915	4,125,442
World Kinect Corp (c)	534,642	14,419,295
XCF Global Inc Class A (c)	484,771	193,860
		1,034,432,892
TOTAL ENERGY		1,821,823,649
Financials - 15.8%
Banks - 9.0%
1st Source Corp	181,939	13,377,975
ACNB Corp	101,075	5,123,492
Amalgamated Financial Corp	226,859	9,273,996
Amerant Bancorp Inc Class A	360,444	8,279,399
Ameris Bancorp	645,160	54,999,890
Ames National Corp	86,005	2,423,621
Arrow Financial Corp	162,553	5,990,078
Associated Banc-Corp	1,650,964	46,491,146
Atlantic Union Bankshares Corp	1,413,583	53,221,400
Avidbank Holdings Inc (b)	24,942	739,280
Axos Financial Inc (b)	537,256	51,812,969
Banc of California Inc	1,342,004	25,135,735
BancFirst Corp	206,344	23,030,054
Bancorp Inc/The (b)	412,483	24,678,858
Bank First Corp	101,736	14,783,258
Bank of Hawaii Corp	390,702	31,064,716
Bank of Marin Bancorp	145,956	3,742,312
Bank7 Corp	41,283	1,772,692
BankUnited Inc	736,126	34,215,136
Bankwell Financial Group Inc	65,739	3,400,021
Banner Corp	333,888	22,340,446
Bar Harbor Bankshares	165,034	5,652,415
BayCom Corp	103,439	3,101,101
BCB Bancorp Inc	163,789	1,662,458
Beacon Financial Corp	825,042	23,538,448
Blue Ridge Bankshares Inc	643,891	2,208,546
Bridgewater Bancshares Inc (b)	199,915	3,624,459
Burke & Herbert Financial Services Corp	134,585	8,655,161
Business First Bancshares Inc	310,188	8,492,947
BV Financial Inc (b)	70,435	1,379,117
Byline Bancorp Inc	300,783	9,670,173
C&F Financial Corp	29,927	2,237,043
California BanCorp	217,089	4,057,393
Camden National Corp	167,263	8,057,059
Capital Bancorp Inc	112,086	3,529,588
Capital City Bank Group Inc	136,805	6,316,287
Capitol Federal Financial Inc	1,229,050	9,439,104
Carter Bankshares Inc (b)	213,256	5,459,354
Cathay General Bancorp	640,816	35,904,920
CB Financial Services Inc	45,044	1,584,648
Central Pacific Financial Corp	257,571	8,571,963
CF Bankshares Inc Class A	48,233	1,413,227
Chain Bridge Bancorp Inc Class A (b)	20,360	756,577
Chemung Financial Corp	40,815	2,710,524
ChoiceOne Financial Services Inc	143,674	4,314,530
Citizens & Northern Corp	173,390	3,828,451
Citizens Community Bancorp Inc/WI	84,973	1,763,190
Citizens Financial Services Inc	45,285	2,860,201
City Holding Co	138,693	17,053,691
Civista Bancshares Inc	202,010	5,023,989
CNB Financial Corp/PA	288,470	8,763,719
Coastal Financial Corp/WA Class A (b)	127,208	9,619,469
CoastalSouth Bancshares Inc	87,357	2,231,971
Colony Bankcorp Inc	200,402	3,975,976
Columbia Financial Inc (b)(c)	262,282	5,043,683
Commercial Bancgroup Inc	66,402	1,923,002
Community Financial System Inc	524,506	33,232,700
Community Trust Bancorp Inc	158,723	10,305,884
Community West Bancshares	223,049	5,290,722
Connectone Bancorp Inc	471,623	13,780,824
Customers Bancorp Inc (b)	315,994	24,100,862
CVB Financial Corp	1,664,802	33,912,017
Dime Community Bancshares Inc	395,057	14,178,596
Eagle Bancorp Inc	278,212	7,191,780
Eagle Bancorp Montana Inc	73,829	1,633,097
Eagle Financial Services Inc	44,952	1,693,791
Eastern Bankshares Inc	2,153,129	43,557,800
ECB Bancorp Inc/MD (b)	69,450	1,247,322
Enterprise Financial Services Corp	362,869	20,981,086
Equity Bancshares Inc Class A	167,090	7,575,861
Esquire Financial Holdings Inc	71,439	7,509,668
Farmers & Merchants Bancorp Inc/Archbold OH	127,870	3,424,359
Farmers National Banc Corp	550,014	7,738,697
FB Bancorp Inc (b)	149,642	2,091,995
FB Financial Corp	436,477	23,600,311
Fidelity D&D Bancorp Inc	47,501	2,141,820
Financial Institutions Inc	195,165	6,649,272
Finward Bancorp	32,282	1,038,835
Finwise Bancorp (b)(c)	86,191	1,340,270
First Bancorp Inc/The	109,402	3,113,581
First Bancorp/Southern Pines NC	398,633	23,017,069
First Bank/Hamilton NJ	209,203	3,104,573
First Busey Corp	840,593	22,023,537
First Business Financial Services Inc	77,779	4,371,180
First Capital Inc	32,622	1,764,198
First Commonwealth Financial Corp	1,021,559	18,806,901
First Community Bankshares Inc	164,053	6,991,939
First Community Corp/SC	67,221	1,990,414
First Financial Bancorp	1,030,483	31,203,025
First Financial Bankshares Inc	1,330,960	42,950,079
First Financial Corp	113,942	7,482,571
First Internet Bancorp	76,644	1,756,680
First Interstate BancSystem Inc Class A	861,669	30,580,633
First Merchants Corp	618,438	25,009,633
First Mid Bancshares Inc	214,905	9,045,351
First National Corp/VA	74,819	1,999,164
First United Corp	58,405	2,170,330
First Western Financial Inc (b)	79,314	2,245,379
Firstsun Capital Bancorp (b)(c)	225,324	7,967,457
Five Star Bancorp	153,417	6,205,718
Flagstar Financial Inc	3,001,344	41,928,776
Flushing Financial Corp	328,396	5,293,744
Franklin Financial Services Corp	41,864	2,359,036
FS Bancorp Inc	64,453	2,619,370
Fulton Financial Corp	1,904,449	41,117,054
FVCBankcorp Inc	147,849	2,315,315
GBank Financial Holdings Inc (b)(c)	89,096	2,623,877
German American Bancorp Inc	358,792	15,453,171
Glacier Bancorp Inc	1,270,788	62,332,151
Great Southern Bancorp Inc	81,036	5,528,276
Greene County Bancorp Inc	68,534	1,648,243
Hancock Whitney Corp	827,323	55,852,576
Hanmi Financial Corp	296,160	8,858,146
Hanover Bancorp Inc	40,411	958,549
Hawthorn Bancshares Inc	56,644	1,904,371
HBT Financial Inc	113,779	3,158,505
Heritage Financial Corp Wash	339,786	9,350,911
Hilltop Holdings Inc	429,350	16,173,615
Hingham Institution For Savings The	16,547	4,702,657
Home Bancorp Inc	66,987	4,165,922
Home BancShares Inc/AR	1,864,331	50,094,574
HomeTrust Bancshares Inc	153,753	7,021,900
Hope Bancorp Inc	1,235,941	15,387,465
Horizon Bancorp Inc/IN	496,704	8,990,342
Independent Bank Corp	493,052	38,453,125
Independent Bank Corp/MI	198,859	6,604,107
International Bancshares Corp	539,069	38,672,810
Investar Holding Corp	122,968	3,407,443
John Marshall Bancorp Inc	123,782	2,599,422
Kearny Financial Corp/MD	582,026	4,679,489
Lakeland Financial Corp	246,352	14,909,223
Landmark Bancorp Inc/Manhattan KS (c)	46,756	1,239,969
LCNB Corp	138,860	2,250,921
LINKBANCORP Inc	215,690	1,874,346
Live Oak Bancshares Inc	349,172	13,128,867
MainStreet Bancshares Inc	66,859	1,565,838
Mechanics Bancorp Class A (c)	483,062	7,132,410
Mercantile Bank Corp	166,357	8,535,778
Meridian Corp	90,576	1,704,640
Metrocity Bankshares Inc (c)	219,325	7,016,207
Metropolitan Bank Holding Corp	87,495	7,730,183
Mid Penn Bancorp Inc	193,177	6,369,046
Midland States Bancorp Inc	203,843	5,301,956
MVB Financial Corp	110,925	2,898,470
National Bank Holdings Corp Class A	374,608	15,995,762
National Bankshares Inc VA	62,573	2,239,801
NB Bancorp Inc	391,919	7,693,370
Nbt Bancorp Inc	508,352	22,209,899
Nicolet Bankshares Inc	182,507	26,733,625
Northeast Bank	73,258	9,109,632
Northeast Community Bancorp Inc	124,347	2,983,706
Northfield Bancorp Inc	367,670	5,128,997
Northpointe Bancshares Inc	200,876	3,581,619
Northrim BanCorp Inc	216,002	5,298,529
Northwest Bancshares Inc	1,456,097	20,137,822
Norwood Financial Corp	99,078	2,900,013
Oak Valley Bancorp	65,874	2,179,112
OceanFirst Financial Corp	561,099	10,700,158
Ohio Valley Banc Corp (c)	36,883	1,641,662
Old National Bancorp/IN	3,465,155	83,059,765
Old Second Bancorp Inc	493,661	10,174,353
OP Bancorp	117,787	1,689,066
Orange County Bancorp Inc	115,100	3,924,910
Origin Bancorp Inc	292,453	13,692,649
Orrstown Financial Services Inc	185,230	6,805,350
Park National Corp	146,786	25,275,081
Parke Bancorp Inc	94,443	2,843,679
Pathward Financial Inc	218,247	18,952,569
Patriot National Bancorp Inc (b)	767,418	940,087
PCB Bancorp	108,654	2,621,821
Peapack-Gladstone Financial Corp	157,343	6,569,070
Peoples Bancorp Inc/OH	349,609	12,026,550
Peoples Bancorp of North Carolina Inc	41,018	1,616,930
Peoples Financial Services Corp	93,975	5,352,816
Pioneer Bancorp Inc/NY (b)	102,374	1,456,782
Plumas Bancorp	63,951	3,262,141
Ponce Financial Group Inc (b)	185,517	3,239,127
Preferred Bank/Los Angeles CA	115,846	10,974,092
Primis Financial Corp	209,501	3,071,285
Princeton Bancorp Inc	52,303	1,870,878
Provident Financial Services Inc	1,281,040	29,053,987
QCR Holdings Inc	159,789	14,448,121
RBB Bancorp	160,945	3,881,993
Red River Bancshares Inc	49,582	4,498,575
Renasant Corp	932,428	37,194,553
Republic Bancorp Inc/KY Class A	83,125	6,295,056
Rhinebeck Bancorp Inc (b)(c)	42,190	689,384
Richmond Mutual BanCorp Inc (c)	81,595	1,290,833
Riverview Bancorp Inc	193,693	1,003,330
S&T Bancorp Inc	371,211	16,381,541
SB Financial Group Inc	56,842	1,184,587
Seacoast Banking Corp of Florida (c)	959,825	30,205,693
ServisFirst Bancshares Inc	510,567	40,651,345
Shore Bancshares Inc	304,328	5,873,530
Sierra Bancorp	119,329	4,305,390
Simmons First National Corp Class A	1,431,126	30,425,739
SmartFinancial Inc	147,573	6,189,212
Sound Financial Bancorp Inc	19,764	813,289
South Plains Financial Inc	120,626	4,955,316
Southern First Bancshares Inc (b)	75,686	4,261,122
Southern Missouri Bancorp Inc	94,710	6,463,010
Southside Bancshares Inc	288,894	9,542,169
SR Bancorp Inc	67,125	1,296,184
Stellar Bancorp Inc	456,252	17,136,825
Stock Yards Bancorp Inc	259,827	18,793,287
Texas Capital Bancshares Inc (b)	432,571	43,559,900
Third Coast Bancshares Inc (b)	125,653	4,691,883
Timberland Bancorp Inc/WA	73,549	2,933,134
Tompkins Financial Corp	134,091	11,299,849
Towne Bank/Portsmouth VA	851,166	30,267,463
TriCo Bancshares	300,266	15,094,372
Triumph Financial Inc (b)	224,295	15,180,286
TrustCo Bank Corp NY	175,486	8,353,134
Trustmark Corp	544,556	24,161,950
UMB Financial Corp	718,248	90,621,350
Union Bankshares Inc/Morrisville VT	36,745	907,234
United Bankshares Inc/WV	1,386,669	60,749,969
United Community Bank/SC	1,213,516	40,446,488
Unity Bancorp Inc	71,367	3,731,067
Univest Financial Corp	277,874	10,556,433
USCB Financial Holdings Inc	113,941	2,078,284
Valley National Bancorp	4,805,458	65,210,065
Virginia National Bankshares Corp	47,913	2,021,929
WaFd Inc (c)	755,212	26,734,505
Washington Trust Bancorp Inc	194,219	6,104,303
WesBanco Inc	942,125	32,390,258
West BanCorp Inc	152,120	3,643,274
Westamerica BanCorp	235,729	12,922,664
Western New England Bancorp Inc	174,143	2,429,295
WSFS Financial Corp	527,456	37,961,008
		2,943,087,511
Capital Markets - 1.6%
Acadian Asset Management Inc	263,907	17,774,136
AlTi Global Inc Class A (b)	424,807	1,503,817
Artisan Partners Asset Management Inc Class A	626,272	23,447,624
Bakkt Inc Class A (b)(c)	160,412	1,382,751
BGC Group Inc Class A	3,578,671	40,188,475
Cohen & Steers Inc	274,744	19,311,756
DigitalBridge Group Inc Class A	1,750,241	27,233,750
Donnelley Financial Solutions Inc (b)	252,317	12,691,545
Fold Holdings Inc Class A (b)(c)	53,189	79,252
GCM Grosvenor Inc Class A	606,083	6,618,426
Innventure Inc (b)(c)	512,527	3,336,551
MarketWise Inc Class A	19,856	333,978
Miami International Holdings Inc	243,059	11,299,813
Moelis & Co Class A	735,750	47,912,040
Open Lending Corp (b)(c)	991,487	1,745,017
Perella Weinberg Partners Class A	645,130	14,670,256
Piper Sandler Cos	691,041	60,258,775
PJT Partners Inc Class A	226,634	34,616,077
Ridgepost Capital Inc Class A (c)	575,966	4,567,410
Siebert Financial Corp (b)(c)	138,905	243,084
Silvercrest Asset Management Group Inc Class A	70,287	924,274
StepStone Group Inc Class A	690,242	36,513,802
StoneX Group Inc (b)	726,392	77,019,345
Value Line Inc	8,128	286,024
Victory Capital Holdings Inc Class A (c)	445,238	34,955,635
Virtus Invt Partners Inc	64,098	9,329,464
Wealthfront Corp (b)(c)	345,156	3,634,493
Westwood Holdings Group Inc	73,141	1,202,438
WisdomTree Inc	1,221,928	20,772,776
		513,852,784
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)(c)	52,481	4,167,516
Bread Financial Holdings Inc	453,225	38,424,416
Consumer Portfolio Services Inc (b)	89,544	813,060
Dave Inc Class A (b)	102,549	27,892,303
Encore Capital Group Inc (b)	215,092	17,803,165
Enova International Inc (b)	235,448	39,887,246
FirstCash Holdings Inc	391,832	85,505,579
Green Dot Corp Class A (b)	534,129	6,703,319
Jefferson Capital Inc	221,242	4,588,559
LendingClub Corp (b)	1,132,962	19,339,661
Lendingtree Inc (b)	110,799	5,494,522
Medallion Financial Corp	171,605	1,571,902
Navient Corp	678,689	6,271,086
Nelnet Inc Class A	127,026	17,999,584
NerdWallet Inc Class A (b)	391,877	4,247,947
Oportun Financial Corp (b)	399,125	2,430,671
OppFi Inc Class A (b)	251,605	2,392,764
PRA Group Inc (b)	383,576	8,358,121
PROG Holdings Inc	389,859	13,968,648
Regional Management Corp	90,624	3,384,806
Upstart Holdings Inc (b)(c)	852,726	26,929,087
Vroom Inc (b)	10,998	164,749
World Acceptance Corp (b)(c)	23,380	3,440,601
		341,779,312
Financial Services - 1.7%
Acacia Research Corp (b)(c)	332,789	1,690,568
Alerus Financial Corp	233,714	6,296,255
Better Home & Finance Holding Co Class A (b)(c)	59,004	2,426,835
Burford Capital Ltd (United States) (c)	1,997,919	9,829,761
Cannae Holdings Inc (c)	417,956	5,646,586
Cantaloupe Inc (b)	538,974	5,885,596
Cass Information Systems Inc	115,301	5,452,584
Compass Diversified Holdings (b)	664,732	7,850,485
Enact Holdings Inc	273,734	11,696,654
Essent Group Ltd	920,311	55,697,222
Federal Agricultural Mortgage Corp Class C	92,282	16,038,612
Finance of America Cos Inc Class A (b)(c)	43,227	853,732
Flywire Corp (b)	1,158,341	15,649,187
HA Sustainable Infrastructure Capital Inc	1,236,912	51,888,458
International Money Express Inc (b)	259,378	4,126,704
Jackson Financial Inc	669,410	77,497,596
loanDepot Inc Class A (b)(c)	986,441	1,528,983
Marqeta Inc Class A (b)	3,536,446	15,348,176
Merchants Bancorp/IN (c)	256,583	11,941,373
NCR Atleos Corp (b)	722,871	32,081,015
NewtekOne Inc	252,081	3,269,491
NMI Holdings Inc (b)	760,067	29,422,194
Onity Group Inc (b)	69,656	3,204,873
Payoneer Global Inc (b)	2,752,725	13,708,571
Paysafe Ltd (b)(c)	308,763	2,791,218
Paysign Inc (b)	346,925	2,275,828
PennyMac Financial Services Inc	289,334	26,123,967
Priority Technology Holdings Inc (b)(c)	273,510	1,416,781
Radian Group Inc	1,342,957	48,118,149
Remitly Global Inc (b)	1,693,665	37,074,327
Repay Holdings Corp Class A (b)	666,061	2,524,371
Security National Financial Corp Class A	156,742	1,536,072
Sezzle Inc (b)(c)	160,999	12,815,520
Velocity Financial Inc (b)	109,636	2,114,878
Walker & Dunlop Inc	327,772	16,503,320
Waterstone Financial Inc	151,202	2,724,660
		545,050,602
Insurance - 1.7%
Abacus Global Management Inc Class A (c)	401,848	3,817,556
American Coastal Insurance Corp	237,118	2,821,704
American Integrity Insurance Group Inc	119,210	2,336,516
Amerisafe Inc	190,237	5,764,181
Ategrity Specialty Holdings LLC (b)	90,475	1,719,025
Baldwin Insurance Group Inc/The Class A (b)(c)	946,730	21,509,706
Bowhead Specialty Holdings Inc (b)	175,346	4,169,728
Citizens Inc/TX Class A (b)(c)	447,204	2,414,902
CNO Financial Group Inc	931,052	41,385,261
Crawford & Co Class A	158,747	1,704,943
Donegal Group Inc Class A	171,484	2,884,361
eHealth Inc (b)	292,366	602,274
Employers Holdings Inc	222,245	9,360,959
Exzeo Group Inc	76,784	1,243,901
F&G Annuities & Life Inc	368,997	10,568,074
Genworth Financial Inc Class A (b)	3,903,757	34,314,024
GoHealth Inc Class A (b)(c)	85,964	97,139
Goosehead Insurance Inc Class A (b)	234,081	10,484,488
Greenlight Capital Re Ltd Class A (b)	256,474	4,698,604
HCI Group Inc	106,805	16,402,044
Heritage Insurance Holdings Inc (b)	243,747	7,146,662
Hippo Holdings Inc (b)	175,905	4,631,579
Horace Mann Educators Corp	403,478	18,334,040
Investors Title Co	14,079	3,333,626
James River Group Holdings Inc	367,139	2,276,262
Kingstone Cos Inc	106,825	1,780,773
Lemonade Inc (b)(c)	611,061	34,610,495
MBIA Inc (b)(c)	435,132	2,541,171
Mercury General Corp	266,130	25,897,110
NI Holdings Inc (b)	59,843	770,778
Octave Specialty Group Inc (b)	380,731	1,686,638
Oscar Health Inc Class A (b)(c)	2,008,249	37,072,277
Palomar Hldgs Inc (b)	260,717	31,385,112
ProAssurance Corp (b)	497,309	12,283,532
Root Inc/OH Class A (b)	121,557	6,622,425
Safety Insurance Group Inc	147,986	11,122,628
Selective Insurance Group Inc	595,256	49,971,741
Selectquote Inc (b)	1,393,086	1,281,361
SiriusPoint Ltd (b)	1,012,419	23,700,729
Skyward Specialty Insurance Group Inc (b)	386,784	17,579,333
Slide Insurance Holdings Inc (b)(c)	699,251	13,041,031
Stewart Information Services Corp	298,077	20,862,409
Tiptree Inc Class A	230,985	3,982,181
Trupanion Inc (b)	366,754	8,798,428
United Fire Group Inc	208,154	8,392,769
Universal Insurance Holdings Inc	252,111	9,991,159
		537,395,639
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (b)	59,754	1,260,212
Adamas Trust Inc	850,916	7,641,226
Angel Oak Mortgage REIT Inc	150,408	1,364,201
Apollo Commercial Real Estate Finance Inc	1,380,764	15,105,558
Arbor Realty Trust Inc (c)	1,937,224	15,304,070
Ares Commercial Real Estate Corp (c)	537,592	2,811,606
ARMOUR Residential REIT Inc	1,123,943	19,713,960
Blackstone Mortgage Trust Inc Class A	1,576,259	29,933,158
Brightspire Capital Inc Class A	1,294,948	7,510,698
Chimera Investment Corp	820,516	11,282,095
Claros Mortgage Trust Inc (b)	898,907	2,373,114
Dynex Capital Inc	1,976,232	26,916,280
Ellington Financial Inc	1,202,574	15,934,106
Franklin BSP Realty Trust Inc (c)	828,318	7,537,694
Invesco Mortgage Capital Inc	775,313	6,303,295
Kkr Real Estate Finance Trust Inc	560,126	3,433,572
Ladder Capital Corp Class A	1,130,388	11,620,389
Lument Finance Trust Inc (c)	490,851	584,112
MFA Financial Inc	1,042,915	10,689,879
Nexpoint Real Estate Finance Inc	74,160	1,069,387
Orchid Island Capital Inc (c)	1,845,102	12,971,067
Pennymac Mortgage Investment Trust	872,839	10,631,179
Ready Capital Corp	1,464,808	2,768,487
Redwood Trust Inc	1,267,936	7,049,724
Rithm Property Trust Inc	71,948	1,046,843
Seven Hills Realty Trust	226,304	1,848,904
Sunrise Realty Trust Inc	116,784	874,712
TPG Mortgage Investment Trust Inc	286,715	2,262,181
TPG RE Finance Trust Inc	727,721	6,156,520
Two Harbors Investment Corp	1,037,001	11,998,102
		255,996,331
TOTAL FINANCIALS		5,137,162,179
Health Care - 15.8%
Biotechnology - 7.9%
4D Molecular Therapeutics Inc (b)(c)	437,165	3,877,654
Abeona Therapeutics Inc (b)(c)	456,619	2,493,140
Absci Corp (b)(c)	1,350,867	6,720,563
ACADIA Pharmaceuticals Inc (b)	1,243,611	27,919,067
Actuate Therapeutics Inc (b)(c)	92,560	272,126
ADMA Biologics Inc (b)	2,292,887	23,502,092
Agios Pharmaceuticals Inc (b)	558,160	15,628,480
Akebia Therapeutics Inc (b)	2,495,596	3,443,922
Aktis Oncology Inc (c)	202,787	3,802,256
Aldeyra Therapeutics Inc (b)	540,285	821,233
Alector Inc (b)	895,883	2,123,243
Alkermes PLC (b)	1,603,828	54,065,042
Allogene Therapeutics Inc (b)(c)	1,544,912	3,290,663
Altimmune Inc (b)(c)	1,291,272	3,357,307
AnaptysBio Inc (b)	180,344	11,854,011
Anavex Life Sciences Corp (b)	868,094	2,899,434
Anika Therapeutics Inc (b)	121,569	1,513,534
Annexon Inc (b)	1,303,584	7,652,038
Apogee Therapeutics Inc (b)	439,935	36,466,212
Arbutus Biopharma Corp (b)(c)	1,497,115	6,287,883
Arcturus Therapeutics Holdings Inc (b)(c)	262,490	2,262,664
Arcus Biosciences Inc (b)	829,371	21,148,961
Arcutis Biotherapeutics Inc (b)	1,087,980	25,262,896
Ardelyx Inc (b)	2,369,749	15,000,511
ArriVent Biopharma Inc (b)(c)	319,185	9,923,462
Arrowhead Pharmaceuticals Inc (b)(c)	1,337,855	98,305,586
ARS Pharmaceuticals Inc (b)(c)	583,829	4,822,428
Atrium Therapeutics Inc	119,517	1,526,232
aTyr Pharma Inc (b)(c)	936,184	755,875
Aura Biosciences Inc (b)	443,605	3,127,415
Avita Medical Inc (b)(c)	136,048	587,727
Beam Therapeutics Inc (b)(c)	945,820	28,686,721
Bicara Therapeutics Inc (b)	311,681	6,726,076
BioCryst Pharmaceuticals Inc (b)(c)	2,234,518	20,468,185
Biohaven Ltd (b)	1,162,343	11,146,869
Bridgebio Pharma Inc (b)	1,568,559	111,540,231
Candel Therapeutics Inc (b)(c)	450,178	2,782,100
Capricor Therapeutics Inc (b)(c)	430,988	14,472,577
Cardiff Oncology Inc (b)(c)	615,345	1,064,547
CareDx Inc (b)	497,974	10,362,839
Cartesian Therapeutics Inc (b)	103,361	642,905
Cartesian Therapeutics Inc rights (b)(c)(d)	1,117,119	323,965
Catalyst Pharmaceuticals Inc (b)	1,143,620	32,170,031
Celcuity Inc (b)(c)	346,884	42,094,373
Celldex Therapeutics Inc (b)	748,605	24,614,132
CG oncology Inc (b)	584,836	39,031,955
Chinook Therapeutics Inc rights (b)(d)	86,210	1
Cogent Biosciences Inc (b)	1,414,885	50,638,734
Coherus Oncology Inc (b)(c)	1,019,138	1,808,970
Compass Therapeutics Inc (b)(c)	1,273,617	2,254,302
Concentra Biosciences LLC rights (b)(d)	29,697	0
Corvus Pharmaceuticals Inc (b)(c)	637,084	9,677,306
Cullinan Therapeutics Inc (b)	534,094	6,969,927
Cytokinetics Inc (b)	1,183,484	75,707,471
Denali Therapeutics Inc (b)	1,408,655	26,370,022
Design Therapeutics Inc (b)	235,792	3,206,771
DiaMedica Therapeutics Inc (b)(c)	339,820	2,055,911
Dianthus Therapeutics Inc (b)(c)	354,580	31,132,124
Disc Medicine Inc (b)	271,626	17,913,735
Dyne Therapeutics Inc (b)	1,317,799	23,127,372
Editas Medicine Inc (b)(c)	970,099	2,910,297
Eledon Pharmaceuticals Inc (b)(c)	740,030	2,693,709
Emergent BioSolutions Inc (b)(c)	515,731	4,244,466
Enanta Pharmaceuticals Inc (b)	268,143	3,724,506
Entrada Therapeutics Inc (b)(c)	279,933	3,779,096
Erasca Inc (b)	1,876,002	19,979,421
Evommune Inc (c)	103,866	2,472,011
Fate Therapeutics Inc (b)	1,076,810	1,346,013
First Tracks Biotherapeutics Inc	179,625	4,179,874
Foghorn Therapeutics Inc (b)	340,693	1,618,292
Geron Corp (b)	5,395,407	8,308,927
Gossamer Bio Inc (b)(c)	1,865,316	686,063
GRAIL Inc (b)(c)	347,797	18,947,981
Greenwich Lifesciences Inc (b)(c)	63,414	1,497,839
Gyre Therapeutics Inc (b)(c)	115,770	889,114
Heron Therapeutics Inc (b)(c)	1,507,070	1,808,484
Humacyte Inc Class A (b)(c)	1,585,210	1,334,430
Ideaya Biosciences Inc (b)	837,142	24,360,832
ImmunityBio Inc (b)(c)	2,918,078	20,718,354
Immunome Inc (b)	1,010,028	23,170,042
Immunovant Inc (b)(c)	805,988	21,878,544
Inhibikase Therapeutics Inc (b)(c)	1,056,349	1,996,500
Inhibrx Biosciences Inc (b)(c)	89,615	11,579,154
Inmune Bio Inc (b)(c)	211,391	302,289
Intellia Therapeutics Inc (b)(c)	1,098,502	14,807,807
Iovance Biotherapeutics Inc (b)(c)	3,336,576	11,210,895
Ironwood Pharmaceuticals Inc Class A (b)	1,581,187	6,522,396
Jade Biosciences Inc (b)	332,934	8,123,590
Janux Therapeutics Inc (b)	423,876	6,091,098
KalVista Pharmaceuticals Inc (b)(c)	379,099	10,106,779
Keros Therapeutics Inc (b)(c)	290,520	3,230,582
Kodiak Sciences Inc (b)	374,223	16,271,216
Korro Bio Inc (b)(c)	65,593	884,850
Krystal Biotech Inc (b)	245,080	64,274,681
Kura Oncology Inc (b)	795,686	7,025,907
Kymera Therapeutics Inc (b)	567,116	45,976,094
Larimar Therapeutics Inc (b)	467,268	1,897,108
Lexeo Therapeutics Inc (b)(c)	654,147	3,725,367
Madrigal Pharmaceuticals Inc (b)	169,133	87,507,723
MannKind Corp (b)	3,017,437	8,539,347
MapLight Therapeutics Inc (c)	191,612	6,106,674
MeiraGTx Holdings plc (b)(c)	446,145	4,113,457
MiMedx Group Inc (b)	1,164,089	3,911,339
Mineralys Therapeutics Inc (b)	472,257	12,585,649
Mirum Pharmaceuticals Inc (b)	416,789	40,557,738
Monopar Therapeutics Inc (b)(c)	43,683	2,278,068
Monte Rosa Therapeutics Inc (b)(c)	598,567	11,462,558
Myriad Genetics Inc (b)	908,377	4,314,791
Neurogene Inc (b)(c)	111,880	2,918,949
Nkarta Inc (b)	460,028	1,274,278
Novavax Inc (b)(c)	1,482,167	11,746,173
Nurix Therapeutics Inc (b)	1,004,939	16,782,481
Nuvalent Inc Class A (b)	494,850	49,623,558
Nuvectis Pharma Inc (b)(c)	152,026	1,301,343
Olema Pharmaceuticals Inc (b)	691,170	9,959,760
OmniAb Operations Inc (b)(c)(d)	45,323	21,302
OmniAb Operations Inc (b)(c)(d)	45,323	16,316
Oncternal Therapeutics Inc rights (b)(c)(d)	4,336	0
Organogenesis Holdings Inc Class A (b)	675,548	1,587,538
ORIC Pharmaceuticals Inc (b)	654,689	6,468,327
Oruka Therapeutics Inc (b)	381,549	26,101,767
Palvella Therapeutics Inc (b)	76,768	9,850,870
Perspective Therapeutics Inc (b)(c)	616,076	2,402,696
Praxis Precision Medicines Inc (b)	255,383	81,423,762
Precigen Inc (b)(c)	1,781,330	7,410,333
Prime Medicine Inc (b)(c)	1,014,920	3,597,891
Protagonist Therapeutics Inc (b)	575,313	56,938,728
Protalix BioTherapeutics Inc (b)(c)	720,043	1,548,092
Protara Therapeutics Inc (b)	507,967	2,707,464
PTC Therapeutics Inc (b)	777,790	50,603,017
Puma Biotechnology Inc (b)	425,447	3,195,107
Recursion Pharmaceuticals Inc Class A (b)(c)	4,533,807	15,686,972
REGENXBIO Inc (b)	466,877	4,187,887
Relay Therapeutics Inc (b)	1,392,969	18,052,878
Replimune Group Inc (b)	706,926	1,816,800
Rezolute Inc (b)(c)	719,607	2,302,742
Rhythm Pharmaceuticals Inc (b)	523,363	42,580,814
Rigel Pharmaceuticals Inc (b)(c)	177,697	5,135,443
Rocket Pharmaceuticals Inc (b)	838,032	2,916,351
Sana Biotechnology Inc (b)(c)	1,662,266	5,468,855
Savara Inc (b)	1,450,070	7,598,367
Scholar Rock Holding Corp (b)(c)	863,278	40,237,388
SELLAS Life Sciences Group Inc (b)(c)	1,702,182	8,425,801
Sionna Therapeutics Inc (b)(c)	160,740	6,220,638
Soleno Therapeutics Inc (b)	498,327	26,321,632
Solid Biosciences Inc (b)(c)	583,532	4,236,442
Spyre Therapeutics Inc (b)	738,371	54,971,721
Stoke Therapeutics Inc (b)	484,478	15,852,120
Syndax Pharmaceuticals Inc (b)	850,239	18,220,622
Tango Therapeutics Inc (b)	1,098,223	23,743,581
Taysha Gene Therapies Inc (b)	2,184,341	13,957,939
Tectonic Therapeutic Inc (b)(c)	108,806	3,043,304
Tevogen Bio Holdings Inc Class A (b)(c)	5,483	36,407
TG Therapeutics Inc (b)(c)	1,436,092	48,511,188
Tonix Pharmaceuticals Holding Corp (b)(c)	134,271	1,736,124
Travere Therapeutics Inc (b)	815,533	34,350,250
TriSalus Life Sciences Inc Class A (b)(c)	274,589	1,186,224
Twist Bioscience Corp (b)	599,533	35,042,704
Tyra Biosciences Inc (b)	256,044	8,897,529
Upstream Bio Inc (b)	325,374	2,986,933
UroGen Pharma Ltd (b)	397,579	9,474,308
Vanda Pharmaceuticals Inc (b)	551,842	3,918,078
Vaxcyte Inc (b)	1,228,567	70,323,175
Vera Therapeutics Inc Class A (b)	611,730	21,783,705
Veracyte Inc (b)	775,014	25,513,461
Verastem Inc (b)	661,143	3,609,841
Vericel Corp (b)	497,913	17,292,518
Vir Biotechnology Inc (b)	923,753	9,436,137
Viridian Therapeutics Inc (b)	803,642	10,833,094
Voyager Therapeutics Inc (b)	457,664	1,707,087
Xencor Inc (b)	696,136	8,304,902
XOMA Royalty Corp (b)(c)	96,132	3,935,644
Zenas Biopharma Inc (b)	232,733	4,496,402
Zymeworks Inc (b)(c)	492,553	13,564,910
		2,569,054,431
Health Care Equipment & Supplies - 2.2%
Accuray Inc Del (b)	979,576	457,363
Acme United Corp	32,792	1,336,602
Alphatec Holdings Inc (b)	1,159,090	11,312,718
AngioDynamics Inc (b)	371,104	4,059,878
Anteris Technologies Global Corp (b)(c)	785,732	4,832,252
Artivion Inc (b)	431,630	15,465,303
AtriCure Inc (b)	478,665	13,455,273
Avanos Medical Inc (b)	443,058	10,908,088
Axogen Inc (b)	477,584	20,631,629
Beta Bionics Inc (b)(c)	385,124	3,928,265
Bioventus Inc (b)(c)	459,974	4,539,943
Butterfly Network Inc Class A (b)(c)	1,938,799	9,286,847
CapsoVision Inc (c)	276,670	1,958,824
Carlsmed Inc	81,627	725,664
Ceribell Inc (b)	266,939	5,381,490
Cerus Corp (b)	1,827,468	3,709,760
ClearPoint Neuro Inc (b)(c)	274,673	3,070,844
CONMED Corp	309,183	11,334,649
CVRx Inc (b)(c)	158,284	1,188,713
Delcath Systems Inc (b)(c)	297,852	3,091,704
Electromed Inc (b)	66,630	1,713,057
Embecta Corp	594,825	5,442,649
Enovis Corp (b)	565,172	13,247,632
Glaukos Corp (b)	552,956	79,443,189
Haemonetics Corp (b)	464,282	27,898,705
ICU Medical Inc (b)	239,099	28,500,601
Inogen Inc (b)	234,303	1,665,894
Integer Holdings Corp (b)	340,784	30,162,792
Integra LifeSciences Holdings Corp (b)(c)	660,843	6,965,285
iRadimed Corp	80,135	6,686,464
iRhythm Technologies Inc (b)	315,166	40,706,841
Kestra Medical Technologies Ltd (b)	265,780	5,506,962
KORU Medical Systems Inc (b)	426,018	1,699,812
Lantheus Holdings Inc (b)	646,508	54,707,507
LeMaitre Vascular Inc	206,044	22,613,329
LENSAR Inc (b)	89,805	469,679
LivaNova PLC (b)	538,741	32,378,334
Lucid Diagnostics Inc (b)(c)	875,252	936,520
Merit Medical Systems Inc (b)	577,876	39,399,586
Myomo Inc (b)(c)	355,459	305,552
Neogen Corp (b)	2,161,780	20,320,732
Neuronetics Inc (b)(c)	370,648	719,057
NeuroPace Inc (b)	250,571	4,224,627
Novocure Ltd (b)	1,005,801	15,298,233
Omnicell Inc (b)	441,720	18,296,042
OraSure Technologies Inc (b)	682,957	2,076,189
Orthofix Medical Inc (b)	383,760	4,513,018
OrthoPediatrics Corp (b)	167,534	2,523,062
Outset Medical Inc (b)	165,792	707,932
Picard Medical Inc (b)(c)	48,330	21,989
Pro-Dex Inc (b)(c)	20,657	1,035,742
Procept Biorobotics Corp (b)(c)	527,746	12,687,014
Pulmonx Corp (b)	367,739	470,706
Pulse Biosciences Inc (b)(c)	175,704	3,719,654
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	110,255
QuidelOrtho Corp (b)	670,920	8,252,316
RxSight Inc (b)(c)	386,466	2,732,315
Sanara Medtech Inc (b)	30,120	571,979
SANUWAVE Health Inc (b)(c)	73,013	1,195,223
Shoulder Innovations Inc (c)	102,839	1,315,311
SI-BONE Inc (b)	380,262	4,711,446
Sight Sciences Inc (b)	414,249	1,694,278
STAAR Surgical Co (b)(c)	339,786	8,956,759
Stereotaxis Inc (b)	605,049	1,131,442
Strive Inc Class A (b)(c)	515,858	7,923,579
Tactile Systems Technology Inc (b)	218,391	5,027,361
Tandem Diabetes Care Inc (b)	670,692	13,095,261
TransMedics Group Inc (b)(c)	332,232	33,485,663
Treace Medical Concepts Inc (b)(c)	477,233	863,792
UFP Technologies Inc (b)(c)	74,458	14,268,387
Utah Medical Products Inc	29,961	1,960,049
Varex Imaging Corp (b)	411,189	4,790,352
		729,825,964
Health Care Providers & Services - 2.8%
Accendra Health Inc (b)(c)	745,661	2,766,402
AdaptHealth Corp (b)	1,006,339	13,193,104
Addus HomeCare Corp (b)	179,605	17,401,928
agilon health Inc (b)	122,243	3,416,692
AirSculpt Technologies Inc (b)(c)	117,172	314,021
Alignment Healthcare Inc (b)	1,932,726	43,563,644
AMN Healthcare Services Inc (b)	379,394	7,766,195
Ardent Health Inc (b)	230,350	2,248,216
Astrana Health Inc (b)	404,091	13,795,667
Aveanna Healthcare Holdings Inc (b)	536,291	3,507,343
BrightSpring Health Services Inc (b)	1,276,182	61,218,451
Brookdale Senior Living Inc (b)	2,297,137	32,986,887
Castle Biosciences Inc (b)	284,415	6,965,323
Clover Health Investments Corp Class A (b)(c)	4,040,881	11,112,423
Community Health Systems Inc (b)(c)	1,267,680	3,600,211
Concentra Group Holdings Parent Inc	1,153,200	25,912,404
CorVel Corp (b)	288,022	16,549,744
Cross Country Healthcare Inc (b)(c)	309,689	3,134,053
DocGo Inc Class A (b)(c)	888,928	627,316
Enhabit Inc (b)	488,044	6,705,725
Ensign Group Inc/The	555,308	103,670,452
Fulgent Genetics Inc (b)	208,413	3,165,793
GeneDx Holdings Corp Class A (b)	188,246	11,838,791
Guardant Health Inc (b)	1,228,172	106,949,219
Guardian Pharmacy Services Inc Class A (b)(c)	223,184	8,280,126
HealthEquity Inc (b)	833,566	68,377,420
Hims & Hers Health Inc Class A (b)(c)	2,028,407	55,111,818
Innovage Holding Corp (b)	201,102	1,638,981
Joint Corp/The (b)(c)	111,845	992,065
LifeStance Health Group Inc (b)	1,642,834	12,436,253
Lumexa Imaging Holdings Inc (c)	251,227	2,404,242
National HealthCare Corp	125,757	21,792,431
NeoGenomics Inc (b)	1,276,462	11,820,038
NRC Health Class A	118,222	1,945,934
Nutex Health Inc (b)(c)	51,016	6,081,107
Omada Health Inc	329,643	4,806,195
Oncology Institute Inc/The (b)(c)	788,816	3,044,830
OPKO Health Inc (b)	3,992,085	4,491,096
Option Care Health Inc (b)	1,579,722	32,115,748
PACS Group Inc (b)	435,667	14,616,628
Pediatrix Medical Group Inc (b)(c)	844,883	19,018,316
Pennant Group Inc/The (b)	334,625	10,480,455
Privia Health Group Inc (b)	1,150,728	28,595,591
Progyny Inc (b)	743,480	13,813,858
RadNet Inc (b)(c)	675,254	38,185,614
SBC Medical Group Holdings Inc (b)	113,037	373,022
Select Medical Holdings Corp	1,061,393	17,417,459
Sonida Senior Living Inc (b)	52,743	2,002,124
Strata Critical Medical Inc (b)(c)	686,209	3,444,769
Surgery Partners Inc (b)(c)	765,209	10,735,882
Talkspace Inc Class A (b)	1,408,015	7,307,598
US Physical Therapy Inc	149,507	10,647,889
Viemed Healthcare Inc (b)	329,897	3,285,774
		917,673,267
Health Care Technology - 0.2%
Claritev Corp Class A (b)(c)	91,088	2,216,171
Definitive Healthcare Corp Class A (b)	289,558	275,977
Evolent Health Inc Class A (b)	1,102,918	4,135,943
Health Catalyst Inc (b)(c)	626,641	783,300
HealthStream Inc	234,105	4,860,020
HeartFlow Inc (b)	196,991	5,862,452
LifeMD Inc (b)(c)	394,129	1,844,523
OptimizeRx Corp (b)(c)	157,586	981,760
Phreesia Inc (b)	573,095	5,278,205
Schrodinger Inc/United States (b)(c)	556,037	6,650,203
Simulations Plus Inc (b)(c)	164,898	2,336,605
Teladoc Health Inc (b)(c)	1,756,828	10,646,378
TruBridge Inc (b)(c)	92,768	2,384,138
Waystar Holding Corp (b)	1,088,978	23,276,905
		71,532,580
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	1,112,819	24,537,660
Adaptive Biotechnologies Corp (b)	1,478,435	20,845,934
Alpha Teknova Inc (b)	106,968	379,736
Atlantic International Corp (b)(c)	72,103	107,433
Azenta Inc (b)	404,555	9,939,916
BioLife Solutions Inc (b)(c)	412,482	8,695,121
Codexis Inc (b)(c)	883,594	2,491,735
CryoPort Inc (b)	482,907	4,954,626
Cytek Biosciences Inc (b)(c)	1,163,010	5,303,326
Fortrea Holdings Inc (b)	921,698	10,599,527
Ginkgo Bioworks Holdings Inc Class A (b)(c)	422,311	3,572,751
Lifecore Biomedical Inc (b)(c)	272,700	1,382,589
Maravai LifeSciences Holdings Inc Class A (b)	1,080,805	3,977,362
MaxCyte Inc (b)	981,722	863,915
Mesa Laboratories Inc	52,019	5,201,900
OmniAb Inc (b)(c)	1,087,177	1,511,176
Pacific Biosciences of California Inc (b)(c)	2,726,159	4,334,593
Personalis Inc (b)(c)	498,991	2,754,430
Quanterix Corp (b)	413,142	1,293,134
Quantum-Si Inc Class A (b)(c)	1,665,771	1,633,455
Standard BioTools Inc (b)	2,838,687	2,636,289
		117,016,608
Pharmaceuticals - 2.3%
Aardvark Therapeutics Inc (b)(c)	126,767	688,345
Aclaris Therapeutics Inc (b)	907,983	3,940,646
Alumis Inc (b)(c)	678,061	16,741,326
Amneal Intermediate Inc Class A (b)	1,481,924	19,072,362
Amphastar Pharmaceuticals Inc (b)	355,615	7,809,305
Amylyx Pharmaceuticals Inc (b)	904,346	14,469,536
ANI Pharmaceuticals Inc (b)	186,960	14,853,972
Aquestive Therapeutics Inc (b)(c)	1,006,745	4,127,655
Arvinas Inc (b)	550,576	5,450,702
Atea Pharmaceuticals Inc (b)	690,750	3,806,033
Axsome Therapeutics Inc (b)	409,701	85,115,384
BioAge Labs Inc (b)	298,933	5,037,021
Biote Corp Class A (b)(c)	290,231	644,313
Collegium Pharmaceutical Inc (b)	310,234	10,464,193
CorMedix Inc (b)(c)	736,263	5,588,236
Crinetics Pharmaceuticals Inc (b)	966,716	37,489,246
Definium Therapeutics Inc (b)	974,034	21,311,864
Edgewise Therapeutics Inc (b)(c)	667,777	20,674,376
Enliven Therapeutics Inc (b)	389,406	16,055,209
Esperion Therapeutics Inc (b)	2,376,560	4,753,120
Eton Pharmaceuticals Inc (b)	253,352	6,110,850
Evolus Inc (b)(c)	555,170	2,992,366
EyePoint Inc (b)	767,150	10,126,380
Fulcrum Therapeutics Inc (b)	592,869	4,227,156
Harmony Biosciences Holdings Inc (b)	432,608	13,523,326
Harrow Inc (b)(c)	311,950	12,643,334
Indivior Pharmaceuticals Inc	1,198,999	44,099,183
Innoviva Inc (b)	740,669	17,027,980
Journey Medical Corp (b)(c)	204,122	1,051,228
LB Pharmaceuticals Inc (c)	190,851	6,051,885
LENZ Therapeutics Inc (b)(c)	198,240	1,780,195
Ligand Pharmaceuticals Inc (b)	191,669	43,978,452
Liquidia Corp (b)	647,585	25,391,808
Maze Therapeutics Inc (b)	261,630	6,954,125
MBX Biosciences Inc (b)	281,973	8,521,224
Novartis AG rights (b)(d)	526,013	7
Nuvation Bio Inc Class A (b)(c)	2,384,931	10,612,943
Ocular Therapeutix Inc (b)	1,860,077	17,428,921
Omeros Corp (b)(c)	678,685	9,908,801
Pacira BioSciences Inc (b)(c)	404,370	10,307,391
Phathom Pharmaceuticals Inc (b)(c)	457,299	5,121,749
Phibro Animal Health Corp Class A	202,165	10,751,135
Prestige Consumer Healthcare Inc (b)	474,721	26,736,287
Rapport Therapeutics Inc (b)	290,960	9,639,505
Septerna Inc (b)	211,758	5,031,370
SIGA Technologies Inc	408,140	1,877,444
Supernus Pharmaceuticals Inc (b)	545,782	26,197,536
Tarsus Pharmaceuticals Inc (b)	391,131	24,879,843
Terns Pharmaceuticals Inc (b)	947,695	50,161,497
Theravance Biopharma Inc (b)	380,142	6,363,577
Third Harmonic Bio Inc (b)(c)(d)	250,248	3
Trevi Therapeutics Inc (b)	945,833	13,014,662
Tvardi Therapeutics Inc (b)(c)	59,048	186,001
WaVe Life Sciences Ltd (b)	1,382,798	9,762,554
Xeris Biopharma Holdings Inc (b)(c)	1,571,138	9,623,220
Zevra Therapeutics Inc (b)	550,570	5,599,297
		755,776,079
TOTAL HEALTH CARE		5,160,878,929
Industrials - 19.1%
Aerospace & Defense - 1.9%
AAR Corp (b)	386,938	42,706,347
AeroVironment Inc (b)(c)	374,263	72,988,770
AerSale Corp (b)	352,505	2,368,834
AIRO Group Holdings Inc (b)(c)	205,134	1,567,223
Archer Aviation Inc Class A (b)(c)	6,021,682	34,564,455
Astronics Corp (b)	308,763	22,045,678
Beta Technologies Inc Class A (b)(c)	330,062	5,257,888
Byrna Technologies Inc (b)(c)	179,011	1,047,213
Cadre Holdings Inc	281,895	8,358,187
Ducommun Inc (b)	136,188	19,329,163
Eve Holding Inc Class A (b)(c)	944,168	2,719,204
Firefly Aerospace Inc (b)(c)	231,411	8,006,821
Intuitive Machines Inc Class A (b)(c)	1,099,305	27,867,382
Kratos Defense & Security Solutions Inc (b)	1,789,823	112,848,340
Mercury Systems Inc (b)	538,258	42,473,939
Moog Inc Class A	278,220	83,830,468
National Presto Industries Inc	51,431	7,192,111
Park Aerospace Corp	180,774	6,121,008
Red Cat Holdings Inc (b)(c)	1,024,996	12,012,953
Redwire Corp Class A (b)(c)	1,050,398	9,653,158
Satellogic Inc Class A (b)(c)	823,657	5,320,824
V2X Inc (b)	261,820	17,754,014
Voyager Technologies Inc Class A (c)	474,555	12,532,998
VSE Corp	266,148	45,692,289
York Space Systems Inc (c)	176,096	5,839,343
		610,098,610
Air Freight & Logistics - 0.1%
Arrive AI Inc (c)	43,053	30,124
Forward Air Corp Class A (b)(c)	214,536	4,518,128
Hub Group Inc Class A	592,524	25,970,327
Radiant Logistics Inc (b)	358,139	3,011,949
		33,530,528
Building Products - 1.6%
American Woodmark Corp (b)	142,347	6,217,717
Apogee Enterprises Inc	210,985	7,679,854
AZZ Inc	293,413	41,969,796
CSW Industrials Inc	158,221	46,073,955
Gibraltar Industries Inc (b)	295,859	11,547,377
Griffon Corp	378,358	34,494,899
Insteel Industries Inc	185,426	4,854,453
Janus International Group Inc (b)	1,340,906	6,972,711
JELD-WEN Holding Inc (b)	839,001	1,149,430
Masterbrand Inc (b)(c)	1,256,998	11,287,842
Modine Manufacturing Co (b)	518,538	132,035,331
Quanex Building Products Corp	456,321	9,099,041
Resideo Technologies Inc (b)	1,277,134	52,835,034
Tecnoglass Inc	268,767	11,578,482
UFP Industries Inc	575,731	51,522,167
Zurn Elkay Water Solutions Corp	1,485,357	77,179,150
		506,497,239
Commercial Services & Supplies - 1.3%
ABM Industries Inc	593,298	24,206,558
ACCO Brands Corp	920,981	2,956,349
ACV Auctions Inc Class A (b)	1,660,301	8,616,962
BrightView Holdings Inc (b)	697,829	8,304,165
Brink's Co/The	410,978	43,871,902
Casella Waste Systems Inc Class A (b)	621,519	49,255,382
CompX International Inc Class A	16,331	380,022
CoreCivic Inc (b)	1,019,661	20,862,264
Deluxe Corp	438,316	13,653,543
Ennis Inc	241,235	5,036,987
Enviri Corp (b)	747,327	14,714,869
GEO Group Inc/The (b)	1,317,738	24,391,330
Healthcare Services Group Inc (b)	696,387	14,909,646
HNI Corp	696,611	25,454,166
Interface Inc	571,721	15,939,581
Liquidity Services Inc (b)	229,268	8,173,404
MillerKnoll Inc	679,426	10,925,170
Mobile Infrastructure Corp Class A (b)(c)	129,612	238,486
Montrose Environmental Group Inc (b)	326,426	6,871,267
NL Industries Inc	94,831	568,986
OPENLANE Inc (b)	1,039,002	32,666,223
Perma-Fix Environmental Services Inc (b)(c)	171,379	2,169,658
Pitney Bowes Inc (c)	1,595,855	24,671,918
Quad/Graphics Inc Class A	275,236	2,047,756
UniFirst Corp/MA	144,771	36,990,438
Vestis Corp (b)(c)	905,836	8,804,726
Virco Mfg. Corp	110,163	667,588
		407,349,346
Construction & Engineering - 3.1%
Ameresco Inc Class A (b)	317,621	9,398,405
Arcosa Inc	480,052	60,712,176
Argan Inc	132,843	89,002,153
Bowman Consulting Group Ltd (b)	138,755	4,379,108
Cardinal Infrastructure Group Inc Class A	126,734	6,720,704
Centuri Holdings Inc (b)	871,024	32,750,502
Concrete Pumping Holdings Inc (b)	211,653	1,676,292
Construction Partners Inc Class A (b)	471,842	58,347,982
Dycom Industries Inc (b)	288,724	119,560,608
Fluor Corp (b)	1,593,371	85,006,343
Granite Construction Inc	432,365	59,264,271
IES Holdings Inc (b)	89,436	57,603,939
Legence Corp Class A	505,980	44,000,021
Limbach Holdings Inc (b)	104,967	10,472,558
Matrix Service Co (b)	267,285	3,613,693
MYR Group Inc (b)	152,546	61,752,146
NWPX Infrastructure Inc (b)	93,411	9,186,038
Orion Group Holdings Inc (b)	372,802	5,077,563
Primoris Services Corp	535,390	96,985,899
Southland Holdings Inc (b)	125,940	134,756
Sterling Infrastructure Inc (b)	295,241	152,232,164
Tutor Perini Corp	440,341	40,916,486
		1,008,793,807
Electrical Equipment - 4.0%
Allient Inc	142,340	10,843,461
American Superconductor Corp (b)	455,973	24,412,794
Amprius Technologies Inc (b)	1,139,007	23,987,487
Array Technologies Inc (b)(c)	1,502,872	11,632,229
Atkore Inc	333,414	26,056,304
Bloom Energy Corp Class A (b)	2,163,018	612,912,781
EnerSys	363,721	77,567,140
Enovix Corp Class B (b)(c)	1,907,207	12,721,071
Eos Energy Enterprises Inc (b)(c)	3,053,577	20,458,966
Fluence Energy Inc Class A (b)(c)	707,033	8,611,662
Hyliion Holdings Corp Class A (b)	1,219,352	2,328,962
KULR Technology Group Inc (b)(c)	422,790	1,090,798
LSI Industries Inc	272,831	6,632,522
NANO Nuclear Energy Inc (b)(c)	396,559	9,271,549
Net Power Inc Class A (b)(c)	384,981	735,314
Nextpower Inc Class A (b)	1,443,675	171,985,004
NuScale Power Corp Class A (b)(c)	1,575,498	19,630,705
Plug Power Inc (b)(c)	13,100,079	41,003,247
Powell Industries Inc (c)	283,433	78,587,468
Power Solutions International Inc (b)(c)	84,748	6,209,486
Preformed Line Products Co	25,496	8,471,046
Shoals Technologies Group Inc (b)	1,664,175	13,213,550
SKYX Platforms Corp (b)	880,639	951,090
SunPower Inc Class A (b)(c)	800,378	662,553
Sunrun Inc (b)	2,247,576	28,611,642
Thermon Group Holdings Inc (b)	320,954	19,414,507
Vicor Corp (b)	227,503	61,259,733
		1,299,263,071
Ground Transportation - 0.4%
ArcBest Corp	221,761	28,290,051
Covenant Logistics Group Inc Class A	149,345	5,206,167
Ftai Infrastructure Inc (c)	1,080,841	6,641,768
Heartland Express Inc	431,482	5,773,229
Hertz Global Holdings Inc (b)(c)	1,180,403	7,507,363
Marten Transport Ltd	577,198	8,704,146
PAMT CORP (b)(c)	51,857	523,756
Proficient Auto Logistics Inc (b)	238,740	1,754,739
RXO Inc (b)(c)	1,608,509	32,121,925
Universal Logistics Holdings Inc	67,606	1,627,952
Werner Enterprises Inc	574,143	21,168,652
		119,319,748
Machinery - 3.7%
3D Systems Corp (b)(c)	1,408,746	3,465,515
AirJoule Technologies Corp Class A (b)(c)	311,833	960,445
Alamo Group Inc	102,490	17,775,866
Albany International Corp Class A	284,690	16,523,408
Alliance Laundry Holdings Inc (c)	431,982	10,959,383
Astec Industries Inc	226,859	14,750,372
Atmus Filtration Technologies Inc	813,817	51,595,998
Blue Bird Corp (b)	313,347	20,088,676
CECO Environmental Corp (b)	291,614	21,620,262
Chart Industries Inc (b)	446,568	92,841,487
Columbus McKinnon Corp/NY	282,952	4,371,608
Douglas Dynamics Inc	224,830	10,371,408
Eastern Co/The	57,895	1,265,584
Energy Recovery Inc (b)	513,165	5,680,737
Enerpac Tool Group Corp Class A	525,006	18,427,711
Enpro Inc	209,137	60,973,892
ESCO Technologies Inc	257,187	83,315,729
Federal Signal Corp	594,104	73,152,026
Franklin Electric Co Inc	384,097	38,482,678
Gencor Industries Inc (b)	102,848	1,530,377
Gorman-Rupp Co/The	207,522	15,717,716
Graham Corp (b)	102,991	9,804,743
Greenbrier Cos Inc/The	299,868	14,729,516
Helios Technologies Inc	328,046	22,438,346
Hillman Solutions Corp (b)	1,957,863	15,976,162
Hyster-Yale Inc Class A	122,559	4,837,404
JBT Marel Corp	516,637	61,014,830
Kadant Inc	116,616	34,183,648
Kennametal Inc	754,529	29,207,818
L B Foster Co Class A (b)	96,929	2,966,997
Lindsay Corp	104,040	11,649,359
Manitowoc Co Inc/The (b)	341,591	4,642,222
Mayville Engineering Co Inc (b)	129,655	2,957,431
Microvast Holdings Inc (b)	1,973,518	3,808,890
Miller Industries Inc/TN	109,628	5,261,048
Mueller Water Products Inc Class A1	1,542,043	43,007,579
Omega Flex Inc	38,377	1,209,642
Palladyne AI Corp Class A (b)(c)	301,445	1,835,800
Park-Ohio Holdings Corp	97,180	2,813,361
Proto Labs Inc (b)	235,050	15,233,591
Richtech Robotics Inc Class B (b)(c)	1,681,367	4,136,163
SPX Technologies Inc (b)	477,078	104,437,145
Standex International Corp	118,902	32,460,246
Tennant CO	179,351	14,893,307
Terex Corp	1,109,193	68,991,805
Titan International Inc (b)	483,708	3,685,855
Trinity Industries Inc	796,547	25,975,398
Wabash National Corp	399,015	3,467,440
Watts Water Technologies Inc Class A	271,610	81,526,458
Worthington Enterprises Inc	311,722	16,917,153
		1,207,940,235
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	314,890	7,632,934
Matson Inc	304,884	53,180,916
Pangaea Logistics Solutions Ltd	296,411	2,270,508
		63,084,358
Passenger Airlines - 0.4%
Allegiant Travel Co (b)(c)	143,047	10,820,075
flyExclusive Inc Class A (b)(c)	85,785	181,006
Frontier Group Holdings Inc (b)(c)	562,209	2,040,819
JetBlue Airways Corp (b)(c)	2,934,377	13,659,525
Joby Aviation Inc Class A (b)(c)	5,795,264	53,258,476
SkyWest Inc (b)	400,340	32,875,921
Sun Country Airlines Holdings Inc (b)	506,442	8,001,784
		120,837,606
Professional Services - 1.4%
Alight Inc Class A	4,642,956	3,841,582
Asure Software Inc (b)(c)	232,662	2,105,591
Barrett Business Services Inc	246,159	7,761,393
BlackSky Technology Inc Class A (b)(c)	314,729	11,166,585
Cbiz Inc (b)	488,900	14,911,450
Conduent Inc (b)	1,381,979	2,363,184
CRA International Inc	63,290	9,966,276
CSG Systems International Inc	272,321	21,897,332
Exponent Inc	494,270	33,061,720
Falcon's Beyond Global Inc Class A (b)(c)	172,732	2,922,625
First Advantage Corp (b)(c)	783,154	9,993,045
Forrester Research Inc (b)	109,003	685,629
Franklin Covey Co (b)(c)	97,369	2,064,223
HireQuest Inc (c)	55,811	645,733
Huron Consulting Group Inc (b)	168,400	22,003,986
IBEX Holdings Ltd (b)	97,835	2,714,921
ICF International Inc	182,075	13,047,495
Innodata Inc (b)(c)	304,251	12,848,520
Insperity Inc	358,641	12,756,860
Kelly Services Inc Class A	305,409	2,980,792
Kforce Inc	175,054	7,914,191
Korn Ferry	519,938	34,544,681
Legalzoom.com Inc (b)	1,232,102	7,947,058
Maximus Inc	540,123	35,442,872
Mistras Group Inc (b)	107,227	2,024,446
Planet Labs PBC Class A (b)	2,680,372	99,093,354
Public Policy Holding Co Inc (United States) (c)(e)	41,197	577,582
Rcm Technologies Inc (b)	48,280	1,510,681
Resolute Holdings Management Inc (b)(c)	42,016	5,717,957
Resources Connection Inc (c)	315,361	1,337,131
Skillsoft Corp Class A (b)(c)	50,345	388,663
Spire Global Inc Class A (b)(c)	290,604	5,181,469
TIC Solutions Inc (b)	2,000,820	18,287,495
TriNet Group Inc	296,330	13,565,987
TrueBlue Inc (b)	281,455	1,545,188
TTEC Holdings Inc (b)(c)	198,282	577,001
Upwork Inc (b)(c)	1,218,141	12,607,759
Verra Mobility Corp Class A (b)	1,575,933	23,371,086
Willdan Group Inc (b)	139,139	10,574,564
		471,948,107
Trading Companies & Distributors - 1.0%
Alta Equipment Group Inc Class A	190,377	1,475,422
BlueLinx Holdings Inc (b)	75,765	4,012,514
Boise Cascade Co	367,822	29,157,250
Custom Truck One Source Inc Class A (b)	591,887	5,830,087
Distribution Solutions Group Inc (b)	95,617	2,587,396
DNOW Inc (b)	1,837,565	24,788,752
DXP Enterprises Inc/TX (b)	128,471	21,936,423
EVI Industries Inc	67,520	1,253,846
GATX Corp	354,441	69,442,082
Global Industrial Co	142,167	4,707,149
Herc Holdings Inc	323,387	41,044,278
Hudson Technologies Inc (b)	377,982	2,366,167
Karat Packaging Inc	87,173	2,500,993
McGrath RentCorp	242,729	26,833,691
NPK International Inc (b)	809,812	13,240,426
Rush Enterprises Inc Class A	641,157	47,464,853
Rush Enterprises Inc Class B	49,850	3,632,071
Titan Machinery Inc (b)	207,373	4,336,169
Transcat Inc (b)(c)	90,657	6,898,998
Willis Lease Finance Corp	27,717	5,381,256
Xometry Inc Class A (b)	435,004	22,302,655
		341,192,478
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	208,309	2,201,826
TOTAL INDUSTRIALS		6,192,056,959
Information Technology - 15.1%
Communications Equipment - 1.5%
ADTRAN Holdings Inc (b)	734,679	12,996,472
Applied Optoelectronics Inc (b)(c)	653,735	107,447,885
Aviat Networks Inc (b)	115,916	2,657,954
BK Technologies Corp (b)	28,214	2,718,701
Calix Inc (b)	596,292	25,974,480
Clearfield Inc (b)(c)	113,858	3,289,358
Digi International Inc (b)	367,053	20,569,650
Extreme Networks Inc (b)	1,317,900	29,112,411
Harmonic Inc (b)	1,096,778	12,536,173
Inseego Corp (b)(c)	131,320	2,393,963
Netgear Inc (b)	270,236	6,828,864
NetScout Systems Inc (b)	691,013	23,287,138
Ribbon Communications Inc (b)	927,478	2,448,541
Viasat Inc (b)	1,222,835	80,597,055
Viavi Solutions Inc (b)	2,281,346	119,542,530
Vistance Networks Inc	2,156,305	27,589,922
		479,991,097
Electronic Equipment, Instruments & Components - 3.4%
908 Devices Inc (b)(c)	274,280	1,873,332
Advanced Energy Industries Inc	372,951	143,179,618
Aeva Technologies Inc (b)(c)	395,309	6,320,991
Arlo Technologies Inc (b)	1,004,227	14,109,389
Badger Meter Inc	293,533	35,491,075
Bel Fuse Inc Class A	14,130	3,439,949
Bel Fuse Inc Class B	104,429	28,805,695
Belden Inc	387,006	43,530,435
Benchmark Electronics Inc	349,233	28,654,568
Climb Global Solutions Inc	153,541	2,561,064
CTS Corp	284,098	16,221,996
Daktronics Inc (b)	391,503	7,696,949
ePlus Inc	260,831	22,089,777
Evolv Technologies Holdings Inc Class A (b)	1,536,472	11,062,598
Frequency Electronics Inc (b)(c)	65,817	3,301,381
Insight Enterprises Inc (b)	289,176	21,080,930
Itron Inc (b)	449,230	37,645,474
Kimball Electronics Inc (b)	239,942	6,480,833
Knowles Corp (b)	842,505	26,277,731
M-Tron Industries Inc (b)(c)	37,574	2,509,192
Methode Electronics Inc	333,144	2,671,815
MicroVision Inc (b)(c)	2,989,828	1,962,523
Mirion Technologies Inc Class A (b)	2,371,204	46,831,279
Napco Security Technologies Inc	341,618	15,970,642
Neonode Inc (b)	122,375	203,143
nLight Inc (b)	470,944	32,895,438
Novanta Inc (b)(c)	357,045	46,248,039
OSI Systems Inc (b)	155,507	44,618,068
Ouster Inc Class A (b)(c)	560,917	15,122,322
PC Connection Inc	109,028	6,949,445
Plexus Corp (b)	263,031	65,910,308
Powerfleet Inc NJ (b)(c)	1,224,513	3,942,932
Richardson Electronics Ltd/United States	120,290	1,732,176
Rogers Corp (b)	178,290	24,202,868
Sanmina Corp (b)	528,104	115,031,613
ScanSource Inc (b)	215,742	8,871,311
TTM Technologies Inc (b)	1,012,838	160,251,229
Vishay Intertechnology Inc	1,199,413	34,746,995
Vishay Precision Group Inc (b)	118,479	7,158,501
Vuzix Corp (b)(c)	670,939	1,932,304
		1,099,585,928
IT Services - 0.7%
Applied Digital Corp (b)(c)	2,351,944	80,554,082
Backblaze Inc Class A (b)(c)	555,903	2,379,265
BigBear.ai Holdings Inc (b)(c)	4,292,752	17,085,153
Commerce.com Inc (b)	650,562	1,841,090
Crexendo Inc (b)	172,159	1,125,920
CSP Inc (c)	68,798	639,133
DigitalOcean Holdings Inc (b)(c)	753,575	72,667,237
Everforth Inc (b)	413,266	8,719,913
Fastly Inc Class A (b)	1,399,631	35,347,681
Grid Dynamics Holdings Inc (b)	662,853	3,771,634
Hackett Group Inc/The (c)	247,860	3,199,873
Information Services Group Inc	357,615	1,459,069
Rackspace Technology Inc (b)(c)	843,906	1,232,103
TSS Inc/MD (b)(c)	220,115	3,372,162
Tucows Inc Class A (b)(c)	65,352	1,027,987
Unisys Corp (b)	643,730	1,680,135
Whitefiber Inc (c)	110,107	1,685,738
		237,788,175
Semiconductors & Semiconductor Equipment - 4.5%
ACM Research Inc Class A (b)	508,398	26,279,093
Aehr Test Systems (b)(c)	289,826	26,246,643
Aeluma Inc (b)(c)	129,196	3,008,975
Alpha & Omega Semiconductor Ltd (b)	249,839	10,850,508
Ambarella Inc (b)	408,848	28,128,742
Ambiq Micro Inc (c)	179,029	6,710,007
Atomera Inc (b)(c)	299,635	2,451,014
Axcelis Technologies Inc (b)	307,186	42,732,644
Blaize Holdings Inc Class A (b)(c)	868,754	1,702,757
CEVA Inc (b)	261,639	7,990,455
Cohu Inc (b)(c)	451,797	21,392,588
Credo Technology Group Holding Ltd (b)	1,597,316	277,948,957
Diodes Inc (b)	453,918	48,637,314
FormFactor Inc (b)	770,604	104,748,202
Ichor Holdings Ltd (b)	336,389	22,191,582
Impinj Inc (b)	277,821	40,261,819
Kopin Corp (b)(c)	1,690,160	7,538,114
MaxLinear Inc (b)	807,939	57,161,684
Navitas Semiconductor Corp Class A (b)(c)	2,011,125	33,183,563
NVE Corp	48,398	4,006,870
PDF Solutions Inc (b)	315,258	13,508,805
Penguin Solutions Inc (b)	514,846	15,656,467
Photronics Inc (b)	564,785	27,945,562
Power Integrations Inc	546,222	39,715,802
Rambus Inc (b)	1,067,611	122,892,702
Rigetti Computing Inc Class A (b)(c)	3,232,559	56,408,155
Semtech Corp (b)	921,345	96,787,292
Silicon Laboratories Inc (b)	322,280	70,160,356
SiTime Corp (b)	222,727	125,205,983
SkyWater Technology Inc (b)	351,050	11,198,495
Synaptics Inc (b)(c)	384,420	35,977,868
Ultra Clean Holdings Inc (b)	441,758	34,523,388
Veeco Instruments Inc (b)	587,369	29,280,345
		1,452,432,751
Software - 4.3%
8x8 Inc (b)	1,351,451	2,594,786
A10 Networks Inc	710,420	18,954,006
ACI Worldwide Inc (b)	1,022,997	44,213,930
Adeia Inc	1,075,447	34,252,987
Agilysys Inc (b)	255,951	16,396,221
Airship AI Holdings Inc Class A (b)(c)	234,192	524,589
Alarm.com Holdings Inc (b)	469,573	20,853,737
Alkami Technology Inc (b)(c)	681,386	10,752,271
Amplitude Inc Class A (b)	971,350	6,906,299
Appian Corp Class A (b)	389,717	8,102,216
Arteris Inc (b)	307,546	8,906,532
Asana Inc Class A (b)(c)	864,465	5,463,419
AudioEye Inc (b)	78,442	561,644
AvePoint Inc Class A (b)	1,476,588	14,396,733
Bit Digital Inc (b)(c)	3,186,093	4,811,000
Bitdeer Technologies Group Class A (b)(c)	1,212,016	13,683,661
Blackbaud Inc (b)	372,231	13,835,826
BlackLine Inc (b)(c)	490,995	15,343,594
Blend Labs Inc Class A (b)(c)	1,947,924	2,843,969
Box Inc Class A (b)	1,388,422	33,599,812
Braze Inc Class A (b)	871,755	19,204,763
C3.ai Inc Class A (b)(c)	1,271,399	11,226,453
Cerence Inc (b)(c)	437,380	3,980,158
Cipher Digital Inc (b)(c)	3,210,277	56,950,314
Cleanspark Inc (b)(c)	2,501,518	31,344,021
Clear Secure Inc Class A	873,244	46,622,497
Clearwater Analytics Holdings Inc Class A (b)	2,758,509	66,755,918
Commvault Systems Inc (b)	437,370	43,247,146
Consensus Cloud Solutions Inc (b)	186,263	4,820,486
Core Scientific Inc (b)(c)	2,871,190	57,423,800
CS Disco Inc (b)(c)	266,108	1,152,248
Daily Journal Corp (b)(c)	12,499	6,608,971
Digimarc Corp (b)(c)	154,989	1,136,069
Digital Turbine Inc (b)(c)	1,075,238	3,795,590
Domo Inc Class B (b)	337,263	1,200,656
eGain Corp (b)	160,207	1,211,165
EverCommerce Inc (b)(c)	142,983	1,651,454
Expensify Inc Class A (b)	589,091	600,872
Five9 Inc (b)	775,725	13,342,470
Freshworks Inc Class A (b)	2,063,453	16,837,776
Hut 8 Corp (United States) (b)(c)	969,796	73,491,141
I3 Verticals Inc Class A (b)(c)	220,036	4,961,812
Intapp Inc (b)	565,550	12,696,598
InterDigital Inc	256,319	76,013,963
Kaltura Inc (b)	783,546	1,073,458
Life360 Inc (b)(c)	205,319	8,847,196
LiveRamp Holdings Inc (b)	618,350	18,074,371
MARA Holdings Inc (b)(c)	3,754,839	45,020,520
Mitek Systems Inc (b)	439,933	6,141,465
N-able Inc/US (b)	700,280	3,627,450
NCR Voyix Corp (b)(c)	1,376,993	9,487,482
NextNav Inc Class A (b)(c)	937,399	17,370,003
OneSpan Inc	383,481	4,440,710
Ooma Inc (b)	249,693	4,074,990
Pagaya Technologies Ltd Class A (b)(c)	597,779	8,303,150
PagerDuty Inc (b)	873,295	5,807,412
PAR Technology Corp (b)(c)	397,132	5,337,454
Porch Group Inc (b)	866,743	8,346,735
Progress Software Corp (b)	415,051	11,559,170
Q2 Holdings Inc (b)	615,066	31,214,600
Qualys Inc (b)	356,797	31,016,363
Rapid7 Inc (b)	641,654	3,785,759
Red Violet Inc (b)	111,670	4,179,808
ReposiTrak Inc (c)	124,157	1,214,255
Rezolve AI PLC (b)(c)	2,198,391	5,649,865
Rimini Street Inc (b)(c)	481,812	1,642,979
Riot Platforms Inc (b)	3,450,391	59,484,741
Silvaco Group Inc (b)(c)	81,349	830,573
SoundHound AI Inc Class A (b)(c)	3,833,252	30,512,686
SoundThinking Inc (b)	95,329	650,144
Sprinklr Inc Class A (b)(c)	1,128,237	5,550,926
Sprout Social Inc Class A (b)	525,949	3,155,694
SPS Commerce Inc (b)	376,919	21,152,694
Telos Corp (b)	504,822	2,155,590
Tenable Holdings Inc (b)	1,173,330	24,510,864
Terawulf Inc (b)(c)	3,410,026	74,099,865
Varonis Systems Inc (b)	1,150,674	30,262,726
Vertex Inc Class A (b)	693,883	8,583,333
Via Transportation Inc Class A (b)	105,231	1,600,564
Viant Technology Inc Class A (b)	151,126	1,641,228
Weave Communications Inc (b)(c)	649,038	3,186,777
Workiva Inc Class A (b)	501,204	26,804,390
Xperi Inc (b)	445,602	2,981,077
Yext Inc (b)	1,001,581	3,866,103
Zeta Global Holdings Corp Class A (b)(c)	2,081,529	38,341,764
		1,408,860,507
Technology Hardware, Storage & Peripherals - 0.7%
Corsair Gaming Inc (b)(c)	461,596	3,134,237
CPI Card Group Inc (b)	76,329	1,351,786
Diebold Nixdorf Inc (b)	239,279	18,379,020
Eastman Kodak Co (b)	622,417	8,296,819
GPGI Inc Class A	1,760,651	27,166,845
Immersion Corp	287,617	1,763,092
IonQ Inc (b)(c)	3,414,112	154,044,733
Quantum Computing Inc (b)(c)	1,995,496	17,999,374
Turtle Beach Corp (b)(c)	151,212	1,741,962
Xerox Holdings Corp (c)	1,187,593	2,672,084
		236,549,952
TOTAL INFORMATION TECHNOLOGY		4,915,208,410
Materials - 4.4%
Chemicals - 1.6%
AdvanSix Inc	261,592	6,450,859
American Vanguard Corp (b)	250,900	722,592
Arq Inc (b)	311,943	708,111
Ascent Industries Co (b)	79,751	1,161,972
ASP Isotopes Inc (b)(c)	1,125,040	5,917,710
Aspen Aerogels Inc (b)(c)	655,432	2,431,653
Avient Corp	910,750	33,770,610
Balchem Corp	324,406	52,430,498
Cabot Corp	517,421	39,820,720
Chemours Co/The	1,489,995	40,155,365
Core Molding Technologies Inc (b)	80,586	2,171,793
Ecovyst Inc (b)	1,126,399	15,972,338
Flotek Industries Inc (b)(c)	140,939	2,381,869
Hawkins Inc	193,142	32,341,628
HB Fuller Co	541,409	32,766,073
Ingevity Corp (b)	354,833	27,034,726
Innospec Inc	246,226	18,777,195
Intrepid Potash Inc (b)	106,966	4,232,645
Koppers Holdings Inc	186,727	7,624,063
Kronos Worldwide Inc (c)	223,154	1,660,266
LSB Industries Inc (b)	532,357	7,932,119
Mativ Holdings Inc	535,844	4,972,632
Minerals Technologies Inc	311,535	22,411,828
Perimeter Solutions Inc (b)	1,376,164	41,697,769
PureCycle Technologies Inc (b)(c)	1,284,767	9,610,057
Quaker Chemical Corp (c)	136,299	18,521,671
Rayonier Advanced Materials Inc (b)	635,010	6,026,245
Sensient Technologies Corp	418,325	47,538,453
Solesence Inc (b)(c)	184,572	247,326
Stepan Co	214,273	10,720,078
Tronox Holdings PLC	1,183,694	11,825,103
Valhi Inc	28,983	436,194
		510,472,161
Construction Materials - 0.2%
Knife River Corp (b)	565,599	52,346,188
Smith-Midland Corp (b)(c)	26,909	908,986
United States Lime & Minerals Inc	106,860	11,505,616
		64,760,790
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,402,810	5,400,819
Greif Inc Class A	281,302	18,352,142
Greif Inc Class B	10,112	811,387
Myers Industries Inc	366,541	7,554,410
O-I Glass Inc (b)	1,519,068	13,838,709
Ranpak Holdings Corp Class A (b)(c)	462,993	2,356,634
TriMas Corp	315,332	11,673,591
		59,987,692
Metals & Mining - 2.4%
Alpha Metallurgical Resources Inc (b)(c)	114,035	21,261,826
American Battery Technology Co (b)(c)	1,231,467	4,162,358
Century Aluminum Co (b)(c)	562,477	33,433,633
Coeur Mining Inc (b)	10,108,272	181,645,649
Commercial Metals Co	1,101,066	75,929,512
Compass Minerals International Inc (b)(c)	309,307	8,261,590
Constellium SE (b)	1,356,115	42,419,277
Contango Silver & Gold Inc (b)(c)	208,695	4,789,550
Dakota Gold Corp (b)(c)	887,003	4,772,076
Ferroglobe PLC	1,180,682	5,478,364
Friedman Industries Inc	66,192	1,362,893
Hecla Mining Co	6,289,920	113,344,359
Idaho Strategic Resources Inc (b)(c)	147,288	6,208,189
Ivanhoe Electric Inc / US (b)(c)	1,054,677	13,531,506
Kaiser Aluminum Corp	159,009	27,099,904
Materion Corp	204,540	37,596,497
Metallus Inc (b)	357,915	6,886,285
NioCorp Developments Ltd (b)(c)	1,164,334	6,951,074
Perpetua Resources Corp (United States) (b)(c)	858,422	23,701,031
Ramaco Resources Inc Class A (b)(c)	410,696	6,098,836
Ryerson Holding Corp	435,572	12,069,700
SunCoke Energy Inc	846,438	5,772,707
Tredegar Corp (b)	261,196	2,507,482
United States Antimony Corp (b)(c)	1,177,367	14,140,178
US Gold Corp (b)(c)	134,020	2,200,608
USA Rare Earth Inc Class A (b)(c)	1,823,224	47,349,127
Warrior Met Coal Inc	515,497	46,317,405
Worthington Steel Inc	325,055	12,491,864
		767,783,480
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	152,001	2,083,933
Magnera Corp (b)	319,021	3,183,830
Sylvamo Corp	330,524	14,123,291
		19,391,054
TOTAL MATERIALS		1,422,395,177
Real Estate - 5.2%
Diversified REITs - 0.5%
AH Realty Trust Inc Class A	830,411	5,057,203
Alpine Income Property Trust Inc	138,035	2,595,058
American Assets Trust Inc	530,252	10,997,426
Broadstone Net Lease Inc Class A	1,893,306	37,487,459
CTO Realty Growth Inc	326,504	6,611,706
Essential Properties Realty Trust Inc	1,973,845	62,037,948
Gladstone Commercial Corp	501,575	6,324,861
Global Net Lease Inc	1,989,712	19,021,647
Modiv Industrial Inc Class C	107,575	1,717,973
NexPoint Diversified Real Estate Trust	387,185	2,098,543
		153,949,824
Health Care REITs - 1.0%
American Healthcare REIT Inc	1,769,978	89,879,483
CareTrust REIT Inc	2,229,366	87,948,489
Chiron Real Estate Inc	132,278	4,638,989
Community Healthcare Trust Inc	291,806	5,024,899
Diversified Healthcare Trust	2,172,838	16,383,199
LTC Properties Inc	474,956	18,152,818
National Health Investors Inc	467,808	35,979,113
Sabra Health Care REIT Inc	2,478,871	51,213,475
Sila Realty Trust Inc	559,516	17,026,072
Strawberry Fields REIT Inc	76,548	946,899
Universal Health Realty Income Trust	134,476	5,473,173
		332,666,609
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	2,254,317	30,365,650
Braemar Hotels & Resorts Inc	561,608	1,359,091
Chatham Lodging Trust	480,751	4,172,919
DiamondRock Hospitality Co	2,028,867	20,694,443
Pebblebrook Hotel Trust	1,114,694	15,661,451
RLJ Lodging Trust	1,261,630	10,395,831
Ryman Hospitality Properties Inc	612,802	64,399,363
Service Properties Trust	5,391,023	8,356,086
Summit Hotel Properties Inc	1,079,085	5,363,052
Sunstone Hotel Investors Inc	1,820,780	17,880,060
Xenia Hotels & Resorts Inc	948,698	15,435,316
		194,083,262
Industrial REITs - 0.3%
Industrial Logistics Properties Trust	549,999	4,086,493
LXP Industrial Trust	581,971	29,633,963
One Liberty Properties Inc	199,514	4,530,963
Terreno Realty Corp	1,015,899	66,236,615
		104,488,034
Office REITs - 0.4%
Brandywine Realty Trust	1,757,689	5,325,798
COPT Defense Properties	1,133,184	35,412,001
Douglas Emmett Inc	1,624,003	17,555,472
Easterly Government Properties Inc	436,643	10,221,813
Empire State Realty Trust Inc Class A	1,397,383	7,783,423
Franklin Street Properties Corp	934,480	608,907
Hudson Pacific Properties Inc (b)	528,181	4,864,547
JBG SMITH Properties	597,278	8,959,170
NET Lease Office Properties	144,107	1,882,037
Peakstone Realty Trust	365,197	7,661,833
Piedmont Realty Trust Inc Class A1 (b)	1,230,631	10,288,075
Postal Realty Trust Inc Class A	252,341	5,521,221
SL Green Realty Corp	714,391	30,297,322
		146,381,619
Real Estate Management & Development - 0.5%
American Realty Investors Inc (b)	12,326	174,535
Compass Inc Class A (b)	6,352,649	48,089,553
Cushman & Wakefield Ltd	2,289,272	32,141,379
Douglas Elliman Inc (b)	726,901	1,461,071
eXp World Holdings Inc (c)	893,362	5,556,712
Forestar Group Inc (b)	191,251	5,404,753
FRP Holdings Inc (b)	112,465	2,362,890
Kennedy-Wilson Holdings Inc	1,192,073	12,993,596
Marcus & Millichap Inc	237,528	6,600,903
Maui Land & Pineapple Co Inc (b)(c)	64,227	996,802
Newmark Group Inc Class A	1,502,366	24,218,140
RE/MAX Holdings Inc Class A (b)	180,344	1,929,681
RMR Group Inc/The Class A	163,991	2,920,680
Seaport Entertainment Group Inc (b)(c)	71,640	1,596,856
St Joe Co/The	376,310	24,298,337
Stratus Properties Inc (b)(c)	65,987	1,996,767
Tejon Ranch Co (b)(c)	205,424	4,020,148
Transcontinental Realty Investors Inc (b)	16,888	598,172
		177,360,975
Residential REITs - 0.3%
BRT Apartments Corp	120,857	1,736,715
Centerspace	168,948	11,534,080
Clipper Realty Inc	158,012	535,660
Independence Realty Trust Inc	2,395,820	39,075,824
NexPoint Residential Trust Inc	230,870	6,669,834
UMH Properties Inc	809,510	12,587,881
Veris Residential Inc	785,974	14,909,927
		87,049,921
Retail REITs - 1.3%
Acadia Realty Trust	1,316,019	28,452,331
Alexander's Inc	21,979	5,537,829
CBL & Associates Properties Inc	182,443	8,213,584
Curbline Properties Corp	966,877	26,685,805
FrontView REIT Inc	213,133	3,772,454
Getty Realty Corp	543,326	17,994,957
InvenTrust Properties Corp	776,549	24,942,754
Kite Realty Group Trust	2,165,215	56,642,024
Macerich Co/The	2,553,856	55,495,291
NETSTREIT Corp (c)	841,039	17,300,172
Phillips Edison & Co Inc	1,254,383	50,382,293
Saul Centers Inc	126,449	4,353,639
SITE Centers Corp	510,146	2,800,702
Tanger Inc	1,127,299	41,800,247
Urban Edge Properties	1,267,229	27,777,660
Whitestone REIT	449,999	8,522,981
		380,674,723
Specialized REITs - 0.3%
Farmland Partners Inc	391,511	4,208,743
Four Corners Property Trust Inc	1,062,081	27,157,411
Gladstone Land Corp	359,705	3,449,571
Outfront Media Inc	1,464,803	45,189,173
Safehold Inc	567,504	9,091,414
Smartstop Self Storage REIT Inc	555,618	17,490,855
		106,587,167
TOTAL REAL ESTATE		1,683,242,134
Utilities - 2.7%
Electric Utilities - 0.9%
Genie Energy Ltd Class B	209,404	2,925,374
Hawaiian Electric Industries Inc (b)	1,618,990	24,398,179
MGE Energy Inc	365,284	29,303,082
Oklo Inc Class A (b)(c)	1,207,545	87,547,013
Otter Tail Corp	381,716	34,064,336
Portland General Electric Co	1,122,465	58,289,607
TXNM Energy Inc	993,914	58,700,561
		295,228,152
Gas Utilities - 0.9%
Chesapeake Utilities Corp	231,355	29,178,493
New Jersey Resources Corp	999,701	56,293,163
Northwest Natural Holding Co	412,565	21,865,945
ONE Gas Inc	592,259	52,841,348
RGC Resources Inc	82,566	1,876,725
Southwest Gas Holdings Inc	679,740	63,929,547
Spire Inc	577,752	52,679,427
		278,664,648
Independent Power and Renewable Electricity Producers - 0.2%
Hallador Energy Co (b)	335,525	5,210,703
Montauk Renewables Inc (b)	677,297	988,854
Ormat Technologies Inc	603,871	69,384,778
		75,584,335
Multi-Utilities - 0.4%
Avista Corp	807,629	33,193,552
Black Hills Corp	753,743	56,749,311
Northwestern Energy Group Inc	611,235	44,216,740
Unitil Corp	175,142	9,187,949
		143,347,552
Water Utilities - 0.3%
American States Water Co	382,442	28,794,058
Cadiz Inc (b)(c)	547,384	2,370,173
California Water Service Group	593,267	25,059,598
Consolidated Water Co Ltd	149,479	4,790,802
Global Water Resources Inc	146,789	1,043,670
H2O America	330,136	18,550,342
Middlesex Water Co	182,813	9,301,525
Pure Cycle Corp (b)	202,302	2,334,565
York Water Co/The	142,795	4,143,911
		96,388,644
TOTAL UTILITIES		889,213,331
TOTAL UNITED STATES		31,109,222,501
TOTAL COMMON STOCKS (Cost $22,113,650,019)		32,427,557,408

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $9,635,417)	3.64	9,648,000	9,635,518

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	90,864,541	90,882,714
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	2,637,419,822	2,637,683,564
TOTAL MONEY MARKET FUNDS (Cost $2,728,548,315)			2,728,566,278

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $24,851,833,751)	35,165,759,204
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(2,603,110,419)
NET ASSETS - 100.0%	32,562,648,785

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	979	6/2026	137,441,810	10,508,526

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,511,964 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,635,518.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,848,609	2,553,011,231	2,513,988,314	3,854,232	11,188	-	90,882,714	90,864,541	0.1%
Fidelity Securities Lending Cash Central Fund	2,048,610,113	8,848,048,472	8,258,965,921	23,668,924	(9,101)	1	2,637,683,564	2,637,419,822	7.6%
Total	2,100,458,722	11,401,059,703	10,772,954,235	27,523,156	2,087	1	2,728,566,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	847,678,199	847,678,199	-	-
Consumer Discretionary	2,614,051,737	2,614,051,737	-	-
Consumer Staples	561,606,590	561,606,590	-	-
Energy	2,042,316,215	2,042,316,215	-	-
Financials	5,380,823,185	5,380,823,185	-	-
Health Care	5,296,769,912	5,296,298,063	110,255	361,594
Industrials	6,248,515,693	6,248,515,693	-	-
Information Technology	5,288,980,131	5,288,980,131	-	-
Materials	1,527,183,719	1,527,183,719	-	-
Real Estate	1,686,290,609	1,686,290,609	-	-
Utilities	933,341,418	933,341,418	-	-

U.S. Treasury Obligations	9,635,518	-	9,635,518	-

Money Market Funds	2,728,566,278	2,728,566,278	-	-
Total Investments in Securities:	35,165,759,204	35,155,651,837	9,745,773	361,594
Derivative Instruments:

Assets
Futures Contracts	10,508,526	10,508,526	-	-
Total Assets	10,508,526	10,508,526	-	-
Total Derivative Instruments:	10,508,526	10,508,526	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,508,526	-
Total Equity Risk	10,508,526	-
Total Value of Derivatives	10,508,526	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $3,465,847,013) - See accompanying schedule:
Unaffiliated issuers (cost $22,123,285,436)	$32,437,192,926
Fidelity Central Funds (cost $2,728,548,315)	2,728,566,278

Total Investment in Securities (cost $24,851,833,751)		$35,165,759,204
Segregated cash with brokers for derivative instruments		551,534
Cash		213,470
Receivable for investments sold		13,631,538
Receivable for fund shares sold		27,804,251
Dividends receivable		12,853,917
Distributions receivable from Fidelity Central Funds		1,766,584
Receivable for variation margin on futures contracts		2,797,746
Other receivables		352,799
Total assets		35,225,731,043
Liabilities
Payable for fund shares redeemed	$24,591,786
Accrued management fee	650,928
Other payables and accrued expenses	190,808
Collateral on securities loaned	2,637,648,736
Total liabilities		2,663,082,258
Net Assets		$32,562,648,785
Net Assets consist of:
Paid in capital		$22,998,298,471
Total accumulated earnings (loss)		9,564,350,314
Net Assets		$32,562,648,785
Net Asset Value, offering price and redemption price per share ($32,562,648,785 ÷ 929,668,692 shares)		$35.03
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$357,344,983
Interest		486,877
Income from Fidelity Central Funds (including $23,668,924 from security lending)		27,523,156
Security lending		313,484
Total income		385,668,500
Expenses
Management fee	$6,979,883
Independent trustees' fees and expenses	63,573
Total expenses before reductions	7,043,456
Expense reductions	(113,917)
Total expenses after reductions		6,929,539
Net Investment income (loss)		378,738,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	77,141,680
Redemptions in-kind	347,259,026
Fidelity Central Funds	2,087
Futures contracts	31,635,444
Total net realized gain (loss)		456,038,237
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,346,438,420
Fidelity Central Funds	1
Futures contracts	2,723,480
Total change in net unrealized appreciation (depreciation)		9,349,161,901
Net gain (loss)		9,805,200,138
Net increase (decrease) in net assets resulting from operations		$10,183,939,099
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,738,961	$352,057,029
Net realized gain (loss)	456,038,237	738,813,882
Change in net unrealized appreciation (depreciation)	9,349,161,901	(675,311,094)
Net increase (decrease) in net assets resulting from operations	10,183,939,099	415,559,817
Distributions to shareholders	(311,360,411)	(278,049,075)

Share transactions
Proceeds from sales of shares	8,029,177,361	8,750,894,161
Reinvestment of distributions	288,928,005	259,756,111
Cost of shares redeemed	(9,337,066,184)	(10,132,967,902)

Net increase (decrease) in net assets resulting from share transactions	(1,018,960,818)	(1,122,317,630)
Total increase (decrease) in net assets	8,853,617,870	(984,806,888)

Net Assets
Beginning of period	23,709,030,915	24,693,837,803
End of period	$32,562,648,785	$23,709,030,915

Other Information
Shares
Sold	263,243,467	329,894,759
Issued in reinvestment of distributions	9,172,318	9,448,104
Redeemed	(310,994,970)	(379,336,707)
Net increase (decrease)	(38,579,185)	(39,993,844)

Financial Highlights
Fidelity® Small Cap Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$24.49	$24.49	$21.91	$22.98	$28.75
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.37	.38	.30
Net realized and unrealized gain (loss)	10.47	(.08)	2.57	(1.18)	(4.99)
Total from investment operations	10.88	.28	2.94	(.80)	(4.69)
Distributions from net investment income	(.34)	(.28)	(.36)	(.27)	(.35)
Distributions from net realized gain	-	-	-	-	(.73)
Total distributions	(.34)	(.28)	(.36)	(.27)	(1.08)
Net asset value, end of period	$35.03	$24.49	$24.49	$21.91	$22.98
Total Return C	44.56%	1.03%	13.45%	(3.46)%	(16.89)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.02% F	.03%	.03%	.02% F
Expenses net of fee waivers, if any	.03%	.02% F	.03%	.03%	.02% F
Expenses net of all reductions, if any	.02%	.02% F	.02%	.02%	.02% F
Net investment income (loss)	1.34%	1.33%	1.56%	1.69%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$32,562,649	$23,709,031	$24,693,838	$19,732,038	$18,704,544
Portfolio turnover rate G,H	20%	14%	9%	9%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Index Fund	36,256,774,806	18,035,085,642	(3,220,956,677)	14,814,128,965
Fidelity Small Cap Index Fund	25,194,651,776	13,343,095,937	(3,371,988,509)	9,971,107,428

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Index Fund	-	(169,784,448)	14,814,128,965
Fidelity Small Cap Index Fund	47,987,737	(454,744,853)	9,971,107,428

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Index Fund	-	(169,784,448)	(169,784,448)
Fidelity Small Cap Index Fund	(12,724,292)	(442,020,561)	(454,744,853)

The tax character of distributions paid was as follows:

April 30, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Index Fund	501,897,494	-	501,897,494
Fidelity Small Cap Index Fund	311,360,411	-	311,360,411

April 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Index Fund	422,763,674	415,088,948	837,852,622
Fidelity Small Cap Index Fund	278,049,075	-	278,049,075
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	11,140,576,487	5,227,051,117
Fidelity Small Cap Index Fund	6,090,566,554	5,611,658,439

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	73,708,223	-	1,606,067,753	1,606,067,753	2,655,802,889
Fidelity Small Cap Index Fund	20,920,169	-	347,259,026	347,259,026	649,414,246

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Index Fund	1,528,182	47,877,930

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	21,522,538	389,803,000	697,729,194
Fidelity Small Cap Index Fund	77,663,346	1,159,757,440	2,021,491,295
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2027.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$253,346
Fidelity Small Cap Index Fund	190,808

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund.	Borrower	111,964,000	4.56%
Fidelity Small Cap Index Fund	Borrower	66,953,444	4.56%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Small Cap Index Fund	56,123

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Index Fund	697,131	66,612	8,167,439
Fidelity Small Cap Index Fund	2,530,310	169,208	4,291,056

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Index Fund	316,760,219
Fidelity Small Cap Index Fund	773,040,132
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Index Fund	54,724
Fidelity Small Cap Index Fund	113,917
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June, 2025	100%
December, 2025	92%
Fidelity Small Cap Index Fund
December, 2025	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June, 2025	99.99%
December, 2025	99.05%
Fidelity Small Cap Index Fund
December, 2025	61.45%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June, 2025	0.02%
December, 2025	0.96%
Fidelity Small Cap Index Fund
December, 2025	21.06%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Index Fund	$5,141,205
Fidelity Small Cap Index Fund	$2,816,691

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929320.114
MCX-I-SCX-I-ANN-0626
Fidelity® Large Cap Value Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Value Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	180,023	16,873,556
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	68,286	790,752
Liberty Global Ltd Class C (b)	53,037	601,439

TOTAL BELGIUM		1,392,191
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	18,415	5,652,853
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	146,605	2,808,952
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	50,303	4,058,446
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (c)	101,913	4,892,843
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	70,808	7,385,275
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	54,905	1,990,855
TOTAL CANADA		18,327,419
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	60,652	2,127,066
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	12,179	471,814
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	10,968	413,823
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	40,566	3,443,242
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	50,037	2,426,795
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,068	160,018
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	34,147	5,862,698
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	23,857	3,586,423
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	163,013	12,318,892
UNITED STATES - 99.3%
Communication Services - 8.4%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (b)(c)	6,702	495,278
AT&T Inc	2,811,108	73,454,252
Comcast Corp Class A	1,470,128	39,752,261
GCI Liberty Inc Class A	841	29,317
GCI Liberty Inc Class C	10,487	359,180
Iridium Communications Inc	34,398	1,343,930
Verizon Communications Inc	1,717,859	82,508,768
		197,942,986
Entertainment - 1.1%
Electronic Arts Inc	102,277	20,697,796
Liberty Media Corp-Liberty Formula One Class A (b)	6,373	504,742
Liberty Media Corp-Liberty Formula One Class C (b)	58,842	5,057,470
Madison Square Garden Sports Corp Class A (b)	6,547	2,242,086
Roku Inc Class A (b)	45,618	5,317,234
Take-Two Interactive Software Inc (b)	48,975	10,468,896
TKO Group Holdings Inc Class A	15,487	2,881,976
Walt Disney Co/The	722,579	74,967,571
Warner Bros Discovery Inc (b)	947,318	25,624,952
		147,762,723
Interactive Media & Services - 5.2%
Alphabet Inc Class A	839,214	322,929,547
Alphabet Inc Class C	683,312	260,984,185
IAC Inc Class A (b)	26,310	1,172,374
Match Group Inc	95,731	3,582,254
Meta Platforms Inc Class A	158,388	96,919,201
Pinterest Inc Class A (b)	120,885	2,376,599
Trump Media & Technology Group Corp (b)(c)	29,625	271,069
ZoomInfo Technologies Inc (b)(c)	105,697	660,606
		688,895,835
Media - 0.3%
Charter Communications Inc Class A (b)(c)	33,278	5,496,527
DoubleVerify Holdings Inc (b)	29,894	329,432
Fox Corp Class A	83,685	5,313,161
Fox Corp Class B	60,966	3,476,281
Liberty Broadband Corp Class A (b)	5,312	204,140
Liberty Broadband Corp Class C (b)	36,410	1,401,421
New York Times Co/The Class A	65,271	5,158,367
News Corp Class A	153,993	4,053,096
News Corp Class B	50,736	1,546,433
Nexstar Media Group Inc	10,774	2,242,500
NIQ Global Intelligence Plc	14,097	154,080
Omnicom Group Inc	127,122	9,752,800
Sirius XM Holdings Inc	77,171	2,078,987
Versant Media Group Inc Class A	58,782	2,362,449
		43,569,674
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	195,998	38,317,609
TOTAL COMMUNICATION SERVICES		1,116,488,827
Consumer Discretionary - 7.0%
Automobile Components - 0.1%
Aptiv PLC (b)	88,425	5,328,491
BorgWarner Inc	86,377	4,920,898
Gentex Corp	89,154	2,060,349
Lear Corp	21,020	2,672,273
QuantumScape Corp Class A (b)(c)	182,736	1,332,145
Versigent PLC	29,327	1,025,564
		17,339,720
Automobiles - 0.4%
Ford Motor Co	1,587,913	19,181,989
General Motors Co	367,692	28,271,838
Harley-Davidson Inc (c)	45,310	1,082,456
Lucid Group Inc (b)(c)	53,408	340,209
Rivian Automotive Inc Class A (b)(c)	323,153	5,299,709
Thor Industries Inc	20,475	1,618,344
		55,794,545
Broadline Retail - 2.3%
Amazon.com Inc (b)	1,072,687	284,326,416
Dillard's Inc Class A (c)	1,201	683,633
eBay Inc	183,747	19,014,140
Etsy Inc (b)	16,138	1,038,319
Macy's Inc (c)	108,560	2,122,348
Ollie's Bargain Outlet Holdings Inc (b)	24,885	2,152,801
		309,337,657
Distributors - 0.1%
Genuine Parts Co	56,418	6,049,702
LKQ Corp	104,486	3,299,668
Pool Corp	10,909	2,327,108
		11,676,478
Diversified Consumer Services - 0.1%
ADT Inc	207,555	1,562,889
Bright Horizons Family Solutions Inc (b)	19,841	1,609,304
Grand Canyon Education Inc (b)	8,034	1,358,308
H&R Block Inc	42,319	1,342,782
Liberty Live Holdings Inc Class A	7,844	715,451
Liberty Live Holdings Inc Class C	19,738	1,847,477
Service Corp International/US	55,493	4,496,598
		12,932,809
Hotels, Restaurants & Leisure - 1.4%
Aramark	106,171	4,850,953
Booking Holdings Inc	20,104	3,384,709
Boyd Gaming Corp	22,355	1,943,767
Caesars Entertainment Inc (b)	82,348	2,289,274
Carnival Corp	322,288	8,543,855
Choice Hotels International Inc (c)	7,671	760,043
Churchill Downs Inc	4,227	426,885
Darden Restaurants Inc	2,333	467,906
Domino's Pizza Inc	8,880	3,014,050
Flutter Entertainment PLC (b)	11,086	1,196,512
Hyatt Hotels Corp Class A (c)	16,313	2,733,569
Marriott International Inc/MD Class A1	20,993	7,592,958
McDonald's Corp	274,319	80,537,315
MGM Resorts International (b)	83,335	3,245,065
Norwegian Cruise Line Holdings Ltd (b)	18,026	327,713
Penn Entertainment Inc (b)	53,325	931,055
Starbucks Corp	401,435	42,283,149
Travel + Leisure Co	16,767	1,084,154
Vail Resorts Inc (c)	2,594	329,905
Wendy's Co/The (c)	36,325	252,822
Wyndham Hotels & Resorts Inc	3,171	258,056
Wynn Resorts Ltd	31,027	3,323,302
Yum! Brands Inc	75,276	12,017,813
		181,794,830
Household Durables - 0.6%
DR Horton Inc	105,248	16,193,458
Garmin Ltd	66,288	16,647,569
Lennar Corp Class A	83,435	7,534,181
Lennar Corp Class B (c)	3,842	339,555
Mohawk Industries Inc (b)	20,620	2,176,647
Newell Brands Inc	169,686	692,319
NVR Inc (b)	1,099	6,941,141
PulteGroup Inc	79,004	9,666,929
SharkNinja Inc (b)	28,087	3,244,891
Toll Brothers Inc	38,336	5,449,079
TopBuild Corp (b)	10,613	4,698,375
Whirlpool Corp (c)	24,506	1,373,806
		74,957,950
Leisure Products - 0.0%
Brunswick Corp/DE	26,626	2,115,436
Hasbro Inc	56,708	5,434,895
Mattel Inc (b)	125,648	1,894,772
YETI Holdings Inc (b)	31,521	1,243,818
		10,688,921
Specialty Retail - 1.7%
AutoNation Inc (b)	10,805	2,294,766
AutoZone Inc (b)	5,730	21,224,092
Bath & Body Works Inc	83,780	1,628,683
Best Buy Co Inc	78,648	4,757,418
CarMax Inc (b)	57,560	2,262,684
Dick's Sporting Goods Inc	25,740	5,840,921
Five Below Inc (b)	21,897	5,160,247
Floor & Decor Holdings Inc Class A (b)	29,504	1,427,994
GameStop Corp Class A (b)(c)	166,729	4,159,889
Gap Inc/The	92,146	2,265,870
Home Depot Inc/The	96,346	31,678,565
Lithia Motors Inc	8,601	2,495,322
Lowe's Cos Inc	227,968	54,436,479
O'Reilly Automotive Inc (b)	27,725	2,755,865
Penske Automotive Group Inc	7,437	1,275,594
RH (b)	5,165	681,573
Ross Stores Inc	103,699	23,621,595
TJX Cos Inc/The	227,475	35,656,706
Ulta Beauty Inc (b)	13,535	7,274,792
Valvoline Inc (b)(c)	5,885	195,558
Wayfair Inc Class A (b)	32,670	2,088,593
Williams-Sonoma Inc	39,791	7,210,527
		220,393,733
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co	10,351	630,582
Crocs Inc (b)	20,465	2,087,021
Lululemon Athletica Inc (b)	17,681	2,434,674
NIKE Inc Class B	475,978	21,114,384
PVH Corp	18,474	1,689,263
Ralph Lauren Corp Class A	14,314	5,133,573
Tapestry Inc	6,889	999,181
Under Armour Inc Class A (b)(c)	78,443	493,406
Under Armour Inc Class C (b)(c)	72,352	439,177
VF Corp	142,757	2,702,390
		37,723,651
TOTAL CONSUMER DISCRETIONARY		932,640,294
Consumer Staples - 7.2%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	3,143	745,016
Brown-Forman Corp Class A	17,256	453,487
Brown-Forman Corp Class B (c)	58,763	1,514,323
Coca-Cola Co/The	808,864	63,706,129
Coca-Cola Consolidated Inc	19,890	4,078,842
Constellation Brands Inc Class A	57,794	9,049,385
Keurig Dr Pepper Inc	526,769	15,487,009
Molson Coors Beverage Co Class B	66,434	2,839,389
PepsiCo Inc	481,036	76,239,396
Primo Brands Corp Class A	102,518	2,089,317
		176,202,293
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	143,438	2,416,929
BJ's Wholesale Club Holdings Inc (b)	45,321	4,255,189
Casey's General Stores Inc	12,796	10,520,231
Dollar General Corp	89,345	10,353,299
Dollar Tree Inc (b)	76,389	7,418,136
Kroger Co/The	236,191	16,077,521
Maplebear Inc (b)	70,054	2,966,787
Performance Food Group Co (b)	54,392	4,925,740
Sysco Corp	90,549	6,764,916
Target Corp	184,874	23,987,402
US Foods Holding Corp (b)	91,227	8,528,812
Walmart Inc	1,592,800	210,138,104
		308,353,066
Food Products - 0.9%
Archer-Daniels-Midland Co	194,409	14,491,247
Bunge Global SA	52,950	6,728,357
Campbell's Company/The (c)	78,819	1,638,647
Conagra Brands Inc	193,475	2,776,366
Darling Ingredients Inc (b)	56,479	3,627,646
Flowers Foods Inc	75,986	688,433
Freshpet Inc (b)	14,000	943,320
General Mills Inc	216,963	7,660,964
Hershey Co/The	52,095	9,676,125
Hormel Foods Corp	117,589	2,524,636
Ingredion Inc	25,651	2,866,243
JM Smucker Co	42,176	4,134,513
Kraft Heinz Co/The	347,309	7,870,022
Lamb Weston Holdings Inc	54,674	2,381,053
McCormick & Co Inc/MD	102,984	5,235,707
Mondelez International Inc	526,973	32,377,221
Pilgrim's Pride Corp	16,871	558,430
Post Holdings Inc (b)	18,729	1,961,863
Seaboard Corp	103	585,651
Smithfield Foods Inc	18,423	484,155
Tyson Foods Inc Class A	112,547	7,210,886
		116,421,485
Household Products - 1.3%
Church & Dwight Co Inc	97,742	9,486,839
Clorox Co/The	49,578	4,781,302
Colgate-Palmolive Co	172,011	14,682,859
Kimberly-Clark Corp	86,480	8,512,226
Procter & Gamble Co/The	955,369	140,525,226
Reynolds Consumer Products Inc	22,337	468,407
		178,456,859
Personal Care Products - 0.2%
BellRing Brands Inc (b)	47,695	848,971
Coty Inc Class A (b)	139,331	342,754
elf Beauty Inc (b)(c)	23,542	1,505,982
Estee Lauder Cos Inc/The Class A	99,674	7,645,993
Kenvue Inc	772,927	13,549,410
		23,893,110
Tobacco - 1.2%
Altria Group Inc	686,127	49,847,126
Philip Morris International Inc	633,710	104,606,510
		154,453,636
TOTAL CONSUMER STAPLES		957,780,449
Energy - 6.8%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	403,380	28,103,485
Halliburton Co	341,369	14,439,909
NOV Inc	147,453	3,016,888
SLB Ltd	561,864	31,958,824
Weatherford International PLC	28,607	3,156,782
		80,675,888
Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Corp	135,974	2,972,392
Antero Resources Corp (b)	117,897	4,628,636
APA Corp	142,688	5,811,682
Cheniere Energy Inc	47,658	13,103,567
Chevron Corp	762,023	147,306,666
Chord Energy Corp	22,953	3,341,957
ConocoPhillips	503,301	63,305,200
Coterra Energy Inc	306,837	11,018,517
Devon Energy Corp	246,627	12,669,229
Diamondback Energy Inc	80,047	16,460,065
DT Midstream Inc	41,264	6,106,659
EOG Resources Inc	222,284	31,246,462
EQT Corp	245,071	14,723,866
Expand Energy Corp	92,492	9,448,058
Exxon Mobil Corp	1,718,402	265,200,981
HF Sinclair Corp	57,128	3,839,573
Kinder Morgan Inc	790,952	25,998,592
Marathon Petroleum Corp	122,304	30,366,860
Matador Resources Co	47,476	3,011,877
Occidental Petroleum Corp	286,857	17,377,797
ONEOK Inc	254,173	23,500,836
Ovintiv Inc	116,746	7,185,716
Permian Resources Holdings Inc/DE Class A	278,730	6,026,143
Phillips 66	152,192	27,265,197
Range Resources Corp	96,027	4,177,175
Valero Energy Corp	123,637	31,228,233
Viper Energy Inc Class A	75,724	3,739,251
Williams Cos Inc/The	469,098	35,796,868
		826,858,055
TOTAL ENERGY		907,533,943
Financials - 19.4%
Banks - 6.8%
Bank of America Corp	2,459,040	131,460,279
Bank OZK	43,386	2,089,470
BOK Financial Corp	7,599	1,016,670
Central BanCo Inc	7,979	215,593
Citigroup Inc	579,132	74,117,313
Citizens Financial Group Inc	174,581	11,356,494
Columbia Banking System Inc	118,953	3,521,009
Commerce Bancshares Inc/MO	55,077	2,865,656
Cullen/Frost Bankers Inc	24,178	3,504,118
East West Bancorp Inc	55,590	7,030,467
Fifth Third Bancorp	367,741	18,666,533
First Citizens BancShares Inc/NC Class A	3,564	7,070,334
First Hawaiian Inc	50,087	1,366,373
First Horizon Corp	195,756	4,886,070
FNB Corp/PA	144,305	2,575,844
Huntington Bancshares Inc/OH	815,878	13,674,115
JPMorgan Chase & Co	1,104,954	346,104,742
KeyCorp	375,592	8,304,339
M&T Bank Corp	61,769	13,504,556
Pinnacle Financial Partners Inc	60,591	5,994,874
PNC Financial Services Group Inc/The	158,371	35,316,733
Prosperity Bancshares Inc (c)	38,069	2,651,506
Regions Financial Corp	352,805	10,072,583
SOUTHSTATE BANK CORP	39,950	3,901,917
TFS Financial Corp (c)	21,228	319,269
Truist Financial Corp	513,720	26,456,580
US Bancorp	635,251	35,993,322
Webster Financial Corp	65,219	4,719,247
Wells Fargo & Co	1,259,670	103,582,665
Western Alliance Bancorp	34,332	2,799,431
Wintrust Financial Corp	26,846	4,042,202
Zions Bancorp NA	58,982	3,740,638
		892,920,942
Capital Markets - 5.2%
Affiliated Managers Group Inc	11,102	3,271,426
Ameriprise Financial Inc	3,421	1,624,257
Bank of New York Mellon Corp/The	259,744	34,901,801
Blackrock Inc	62,054	66,124,742
Carlyle Group Inc/The	106,433	5,329,100
Cboe Global Markets Inc	42,612	12,787,435
Charles Schwab Corp/The	619,910	56,808,552
CME Group Inc Class A	146,277	42,101,446
Coinbase Global Inc Class A (b)	81,791	15,357,896
Evercore Inc Class A	14,992	4,816,780
FactSet Research Systems Inc	14,232	3,238,919
Franklin Resources Inc	109,094	3,269,547
Goldman Sachs Group Inc/The	113,088	104,467,302
Hamilton Lane Inc Class A	5,709	525,171
Houlihan Lokey Inc Class A	13,608	2,105,838
Interactive Brokers Group Inc Class A	165,106	13,125,927
Intercontinental Exchange Inc	232,043	36,683,678
Invesco Ltd	148,027	3,879,788
Janus Henderson Group PLC	49,903	2,575,494
Jefferies Financial Group Inc	47,044	2,268,462
KKR & Co Inc Class A	207,081	21,606,832
Lazard Inc	30,113	1,460,481
MarketAxess Holdings Inc	14,821	2,329,713
Morgan Stanley	461,449	87,947,565
Morningstar Inc	2,785	469,856
MSCI Inc	14,738	8,716,201
Nasdaq Inc	184,177	16,927,708
Northern Trust Corp	75,333	12,530,891
Raymond James Financial Inc	72,537	11,484,058
Robinhood Markets Inc Class A (b)	267,291	19,482,841
S&P Global Inc	123,306	53,173,246
SEI Investments Co	41,614	3,773,558
State Street Corp	113,348	17,324,108
Stifel Financial Corp	60,344	4,755,711
T Rowe Price Group Inc	87,959	9,049,222
TPG Inc Class A	3,438	149,965
Tradeweb Markets Inc Class A	43,444	4,920,033
Virtu Financial Inc Class A	32,289	1,603,472
		692,969,022
Consumer Finance - 0.9%
Ally Financial Inc	99,093	4,398,738
American Express Co	147,634	47,693,164
Capital One Financial Corp	249,935	47,812,566
Credit Acceptance Corp (b)(c)	1,375	694,251
Figure Technology Solutions Inc Class A (c)	11,552	405,475
OneMain Holdings Inc	47,872	2,813,437
SLM Corp	70,938	1,637,249
SoFi Technologies Inc Class A (b)(c)	425,604	6,852,224
Synchrony Financial	141,223	10,761,193
		123,068,297
Financial Services - 3.3%
Affirm Holdings Inc Class A (b)	45,291	2,911,305
Apollo Global Management Inc	51,702	6,655,081
Berkshire Hathaway Inc Class B (b)	750,200	355,294,720
Block Inc Class A (b)	137,041	9,662,761
Corebridge Financial Inc	112,276	3,092,081
Euronet Worldwide Inc (b)(c)	15,902	1,150,987
Fidelity National Information Services Inc	210,946	9,815,317
Fiserv Inc (b)	157,575	9,872,074
Global Payments Inc	95,527	6,874,123
Jack Henry & Associates Inc	29,548	4,543,005
MGIC Investment Corp	89,370	2,366,518
PayPal Holdings Inc	381,065	19,106,599
Rocket Cos Inc Class A (b)	382,949	5,598,714
UWM Holdings Corp Class A	80,301	284,266
Voya Financial Inc	38,664	3,168,901
Western Union Co/The (c)	129,030	1,172,883
WEX Inc (b)	12,675	1,905,433
		443,474,768
Insurance - 3.1%
AFLAC Inc	191,416	21,758,257
Allstate Corp/The	106,059	23,042,378
American Financial Group Inc/OH	26,891	3,583,764
American International Group Inc	219,411	16,411,943
Aon PLC	6,512	2,029,465
Arch Capital Group Ltd (b)	143,232	13,529,695
Arthur J Gallagher & Co	96,870	19,993,968
Assurant Inc	20,302	4,796,754
Assured Guaranty Ltd	17,473	1,431,038
Axis Capital Holdings Ltd	30,203	3,032,683
Brighthouse Financial Inc (b)	23,231	1,446,362
Brown & Brown Inc	103,372	6,217,826
Chubb Ltd	148,659	48,611,493
Cincinnati Financial Corp	62,653	10,250,031
CNA Financial Corp (c)	8,563	412,992
Everest Group Ltd	14,507	5,175,517
Fidelity National Financial Inc	104,615	5,471,365
First American Financial Corp	39,550	2,773,642
Globe Life Inc	32,372	4,995,000
Hanover Insurance Group Inc/The	14,377	2,698,419
Hartford Insurance Group Inc/The	114,254	15,631,090
Kemper Corp	23,692	798,182
Lincoln National Corp	69,229	2,617,548
Loews Corp	68,526	7,716,713
Markel Group Inc (b)	4,034	7,150,144
Marsh & McLennan Cos Inc	174,168	29,209,715
MetLife Inc	226,325	18,128,633
Old Republic International Corp	92,953	3,713,472
Primerica Inc	12,933	3,637,665
Principal Financial Group Inc	88,511	8,931,645
Progressive Corp/The	226,394	45,568,584
Prudential Financial Inc	142,441	13,974,887
Reinsurance Group of America Inc	26,824	5,672,203
RLI Corp	31,489	1,630,186
Travelers Companies Inc/The	88,270	26,934,708
Unum Group	67,549	5,429,589
W R Berkley Corp	91,456	6,112,004
White Mountains Insurance Group Ltd	1,003	2,238,686
Willis Towers Watson PLC	38,929	9,973,610
		412,731,856
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	449,745	4,956,190
Annaly Capital Management Inc	287,704	6,588,422
Rithm Capital Corp (c)	224,775	2,198,299
Starwood Property Trust Inc	140,579	2,581,030
		16,323,941
TOTAL FINANCIALS		2,581,488,826
Health Care - 10.8%
Biotechnology - 1.2%
Amgen Inc	57,397	19,873,711
Biogen Inc (b)	59,418	11,246,639
BioMarin Pharmaceutical Inc (b)	77,362	4,170,585
Caris Life Sciences Inc (b)	18,556	352,564
Exelixis Inc (b)	20,473	910,230
Gilead Sciences Inc	370,184	48,434,875
Incyte Corp (b)	48,384	4,609,544
Insmed Inc (b)	5,344	728,548
Ionis Pharmaceuticals Inc (b)	4,528	338,512
Moderna Inc (b)	145,750	6,695,755
Neurocrine Biosciences Inc (b)	5,690	749,202
Regeneron Pharmaceuticals Inc	41,276	29,184,609
Revolution Medicines Inc (b)	72,963	10,515,428
Roivant Sciences Ltd (b)	172,695	4,926,988
Sarepta Therapeutics Inc (b)(c)	6,717	140,250
United Therapeutics Corp (b)	17,248	9,854,645
Viking Therapeutics Inc (b)	40,803	1,272,238
		154,004,323
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	704,303	63,943,670
Align Technology Inc (b)	27,322	4,808,945
Baxter International Inc	208,368	3,663,109
Becton Dickinson & Co	116,342	17,339,612
Boston Scientific Corp (b)	496,890	28,625,833
Cooper Cos Inc/The (b)	79,393	4,993,820
DENTSPLY SIRONA Inc	80,999	951,738
Edwards Lifesciences Corp (b)	234,094	19,546,849
Envista Holdings Corp (b)	66,224	1,717,851
GE HealthCare Technologies Inc	186,170	11,326,583
Globus Medical Inc Class A (b)	45,622	4,114,192
Medline Inc Class A	131,821	5,862,080
Medtronic PLC	521,598	42,233,790
ResMed Inc	45,340	9,694,145
Solventum Corp (b)	60,075	4,046,652
STERIS PLC	39,933	8,660,669
Stryker Corp	103,995	32,771,944
Teleflex Inc	17,954	2,224,680
Zimmer Biomet Holdings Inc	80,543	6,639,159
		273,165,321
Health Care Providers & Services - 2.5%
Acadia Healthcare Co Inc (b)	36,992	957,908
Cardinal Health Inc	48,276	9,311,475
Centene Corp (b)	199,332	10,702,135
Chemed Corp	5,147	2,187,372
Cigna Group/The	98,641	28,663,102
CVS Health Corp	509,429	42,430,341
Elevance Health Inc	90,476	34,056,976
Encompass Health Corp	40,531	4,053,100
HCA Healthcare Inc	51,977	22,581,408
Henry Schein Inc (b)	41,311	3,081,387
Humana Inc	49,097	11,608,495
Labcorp Holdings Inc	33,988	8,728,118
McKesson Corp	3,869	3,154,009
Molina Healthcare Inc (b)	9,333	1,816,388
Quest Diagnostics Inc	45,340	8,805,028
Tenet Healthcare Corp (b)	35,429	6,275,184
UnitedHealth Group Inc	370,129	137,125,393
Universal Health Services Inc Class B	21,344	3,591,555
		339,129,374
Health Care Technology - 0.0%
Certara Inc (b)(c)	48,905	299,788
Veeva Systems Inc Class A (b)	12,355	1,927,009
		2,226,797
Life Sciences Tools & Services - 1.5%
Agilent Technologies Inc	115,898	13,392,014
Avantor Inc (b)	268,582	2,175,514
Bio-Rad Laboratories Inc Class A (b)(c)	7,526	2,108,183
Bio-Techne Corp	62,823	3,475,368
Bruker Corp	41,995	1,541,636
Charles River Laboratories International Inc (b)	19,841	3,312,852
Danaher Corp	256,116	45,831,958
Illumina Inc (b)	62,485	7,919,349
IQVIA Holdings Inc (b)	68,707	10,881,128
Mettler-Toledo International Inc (b)	8,363	10,676,289
QIAGEN NV (c)	82,315	2,846,453
Repligen Corp (b)	18,755	2,218,904
Revvity Inc	46,155	3,997,946
Sotera Health Co (b)	90,392	1,406,500
Thermo Fisher Scientific Inc	153,601	73,568,735
Waters Corp (b)	27,303	8,442,907
West Pharmaceutical Services Inc	29,114	8,664,035
		202,459,771
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	669,437	40,561,188
Elanco Animal Health Inc (b)	200,214	4,478,787
Jazz Pharmaceuticals PLC (b)	23,686	4,808,732
Johnson & Johnson	978,806	224,978,559
Merck & Co Inc	1,010,838	110,363,293
Organon & Co	105,772	1,401,479
Perrigo Co PLC	55,569	657,937
Pfizer Inc	2,310,696	61,695,583
Royalty Pharma PLC Class A	156,352	7,831,672
Viatris Inc	469,608	7,015,944
Zoetis Inc Class A	36,288	4,172,031
		467,965,205
TOTAL HEALTH CARE		1,438,950,791
Industrials - 13.3%
Aerospace & Defense - 2.7%
ATI Inc (b)	54,788	8,517,342
Boeing Co (b)	264,153	60,498,962
BWX Technologies Inc	30,577	6,616,557
Carpenter Technology Corp	16,112	6,899,158
Curtiss-Wright Corp	14,956	10,771,311
General Dynamics Corp	102,782	35,387,843
Hexcel Corp	30,609	2,873,267
Huntington Ingalls Industries Inc	15,862	5,778,368
L3Harris Technologies Inc	75,960	24,348,978
Leonardo DRS Inc	18,701	759,822
Loar Holdings Inc (b)(c)	1,711	96,021
Lockheed Martin Corp	60,542	31,358,940
Northrop Grumman Corp	54,387	31,516,179
RTX Corp	544,175	95,812,893
StandardAero Inc (b)(c)	84,705	2,105,766
Textron Inc	71,439	6,855,286
TransDigm Group Inc	18,554	21,522,269
Woodward Inc	24,357	8,841,347
		360,560,309
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	47,775	8,685,973
Expeditors International of Washington Inc	54,243	8,021,997
FedEx Corp	87,173	35,157,743
GXO Logistics Inc (b)	45,625	2,606,556
United Parcel Service Inc Class B	298,541	32,481,261
		86,953,530
Building Products - 0.7%
A O Smith Corp	46,194	2,856,637
Advanced Drainage Systems Inc	28,745	4,290,191
Allegion plc	34,995	4,811,113
Armstrong World Industries Inc	12,348	2,103,976
Builders FirstSource Inc (b)	44,151	3,491,903
Carlisle Cos Inc	14,868	5,282,006
Carrier Global Corp	319,342	21,450,202
Fortune Brands Innovations Inc	49,173	1,993,473
Hayward Holdings Inc (b)	83,825	1,258,213
Johnson Controls International plc	248,964	36,356,213
Masco Corp	84,493	6,068,287
Owens Corning	33,190	4,093,655
Simpson Manufacturing Co Inc	15,438	2,944,490
Trex Co Inc (b)	43,407	1,701,554
		98,701,913
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	20,602	6,441,833
Copart Inc (b)	24,615	815,002
MSA Safety Inc	15,035	2,501,674
Republic Services Inc	82,396	17,238,891
Tetra Tech Inc	86,024	2,780,296
Veralto Corp	60,787	5,361,413
		35,139,109
Construction & Engineering - 0.4%
AECOM	52,455	4,411,466
API Group Corp (b)	145,271	6,641,790
EMCOR Group Inc	11,775	10,499,414
Everus Construction Group Inc (b)	20,678	3,048,558
MasTec Inc (b)	19,971	7,869,573
Quanta Services Inc	13,494	9,820,528
Valmont Industries Inc	7,919	4,023,169
WillScot Holdings Corp	53,912	1,220,567
		47,535,065
Electrical Equipment - 1.3%
Acuity Inc	12,555	3,638,062
AMETEK Inc	93,702	22,066,821
Eaton Corp PLC	159,400	69,021,794
Emerson Electric Co	229,246	32,195,308
Generac Holdings Inc (b)	23,504	6,092,942
Hubbell Inc	21,759	11,057,271
nVent Electric PLC	64,763	9,254,633
Regal Rexnord Corp	26,859	5,775,491
Rockwell Automation Inc	42,325	17,307,116
Sensata Technologies Holding PLC	58,969	2,455,469
		178,864,907
Ground Transportation - 1.3%
Avis Budget Group Inc (b)(c)	4,507	814,280
CSX Corp	763,500	34,685,805
JB Hunt Transport Services Inc	31,157	7,836,920
Knight-Swift Transportation Holdings Inc	64,067	4,157,948
Landstar System Inc	13,849	2,549,185
Lyft Inc Class A (b)	131,191	1,856,353
Norfolk Southern Corp	91,853	29,009,933
Old Dominion Freight Line Inc	70,505	14,977,377
Ryder System Inc	15,976	4,054,230
Saia Inc (b)	10,842	4,866,106
Schneider National Inc Class B	18,760	583,248
U-Haul Holding Co (b)(c)	2,061	105,853
U-Haul Holding Co Class N	25,323	1,207,654
Union Pacific Corp	224,048	60,376,456
XPO Inc (b)	37,024	8,150,093
		175,231,441
Industrial Conglomerates - 0.6%
3M Co	182,006	26,667,519
Honeywell International Inc	258,664	55,439,455
		82,106,974
Machinery - 3.9%
AGCO Corp	25,218	3,051,882
Allison Transmission Holdings Inc	28,067	3,770,801
Caterpillar Inc	165,152	147,003,448
CNH Industrial NV Class A	357,040	3,823,898
Crane Co	20,012	3,556,733
Cummins Inc	55,976	37,560,456
Deere & Co	99,378	58,620,102
Donaldson Co Inc	46,777	4,124,328
Dover Corp	55,151	12,486,738
Esab Corp	23,141	2,274,066
Flowserve Corp	51,544	3,795,700
Fortive Corp	129,033	7,714,883
Gates Industrial Corp PLC (b)	103,086	2,640,032
Graco Inc	67,520	5,419,830
IDEX Corp	30,742	6,697,145
Illinois Tool Works Inc	79,270	20,452,453
Ingersoll Rand Inc	161,717	12,914,720
ITT Inc	34,836	7,466,748
Lincoln Electric Holdings Inc	21,800	5,777,000
Middleby Corp/The (b)	19,365	2,718,071
Mueller Industries Inc	44,102	5,972,734
Nordson Corp	21,639	6,241,770
Oshkosh Corp	25,558	3,994,715
Otis Worldwide Corp	158,714	12,360,646
PACCAR Inc	209,620	24,902,856
Parker-Hannifin Corp	51,447	46,786,931
Pentair PLC	66,530	5,369,636
RBC Bearings Inc (b)	10,048	6,019,656
Snap-on Inc	20,842	7,990,823
Stanley Black & Decker Inc	62,902	4,916,420
Timken Co/The	25,427	2,819,600
Toro Co/The	40,091	3,815,460
Westinghouse Air Brake Technologies Corp	68,966	18,613,234
Xylem Inc/NY	98,974	11,694,768
		513,368,283
Marine Transportation - 0.0%
Kirby Corp (b)	21,934	3,301,943
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)(c)	38,624	1,510,585
American Airlines Group Inc (b)(c)	248,431	2,909,127
Delta Air Lines Inc	265,267	18,035,503
Southwest Airlines Co	167,691	6,358,843
United Airlines Holdings Inc (b)	132,388	11,914,920
		40,728,978
Professional Services - 0.5%
Amentum Holdings Inc (b)	64,726	1,697,763
Automatic Data Processing Inc	11,945	2,531,623
Broadridge Financial Solutions Inc	4,358	671,045
CACI International Inc (b)	8,834	4,589,616
Clarivate PLC (b)(c)	149,391	428,752
Concentrix Corp (c)	17,829	424,687
Equifax Inc	41,013	7,133,801
FTI Consulting Inc (b)	12,240	2,194,632
Genpact Ltd	64,509	2,241,688
Jacobs Solutions Inc	47,580	6,157,328
KBR Inc	47,266	1,772,002
Leidos Holdings Inc	51,866	7,739,445
ManpowerGroup Inc	18,785	568,622
Parsons Corp (b)	21,415	1,079,530
Paychex Inc	90,182	8,353,559
Paycom Software Inc	9,201	1,166,319
Paylocity Holding Corp (b)	1,460	154,015
Robert Half Inc (c)	40,192	1,069,509
Science Applications International Corp	18,278	1,768,762
SS&C Technologies Holdings Inc	85,099	5,897,361
TransUnion	79,285	5,629,235
Verisk Analytics Inc	22,768	4,200,468
		67,469,762
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	15,070	4,607,653
Core & Main Inc Class A (b)	32,378	1,630,880
Fastenal Co	83,436	3,748,779
Ferguson Enterprises Inc	73,124	19,576,026
MSC Industrial Direct Co Inc Class A	17,867	1,827,258
QXO Inc (b)(c)	261,764	5,253,603
SiteOne Landscape Supply Inc (b)	12,187	1,536,171
United Rentals Inc	25,816	24,779,230
Watsco Inc	14,155	6,197,625
Wesco International Inc	19,488	6,803,651
WW Grainger Inc	2,596	3,014,865
		78,975,741
TOTAL INDUSTRIALS		1,768,937,955
Information Technology - 14.2%
Communications Equipment - 1.7%
Ciena Corp (b)	57,372	30,268,320
Cisco Systems Inc	1,618,922	148,131,363
F5 Inc (b)	22,974	7,441,278
Lumentum Holdings Inc (b)	26,483	23,896,141
Motorola Solutions Inc	39,225	17,220,952
		226,958,054
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics Inc (b)	20,996	3,943,679
Avnet Inc	32,840	2,709,628
CDW Corp/DE	49,052	6,715,709
Cognex Corp	68,243	3,788,169
Coherent Corp (b)	71,131	22,741,292
Corning Inc	317,558	52,155,726
Crane NXT Co	19,903	889,265
Flex Ltd (b)	149,650	13,700,458
Ingram Micro Holding Corp	8,323	256,098
IPG Photonics Corp (b)	10,039	1,193,838
Jabil Inc	14,672	4,951,653
Keysight Technologies Inc (b)	69,983	24,487,752
Littelfuse Inc	9,988	4,036,850
Ralliant Corp	46,006	2,090,513
TD SYNNEX Corp	31,053	7,085,674
Teledyne Technologies Inc (b)	18,908	12,211,732
Vontier Corp	58,809	2,110,067
Zebra Technologies Corp Class A (b)	20,685	4,680,188
		169,748,291
IT Services - 1.4%
Accenture PLC Class A	250,262	44,724,322
Akamai Technologies Inc (b)	57,274	5,898,077
Amdocs Ltd	43,196	2,793,485
Cognizant Technology Solutions Corp Class A	196,632	10,401,833
DXC Technology Co (b)	68,253	772,624
EPAM Systems Inc (b)	21,898	2,491,554
Globant SA (b)	15,884	654,897
IBM Corporation	378,440	87,412,072
Kyndryl Holdings Inc (b)	86,364	1,193,550
MongoDB Inc Class A (b)	29,020	7,279,087
Okta Inc Class A (b)	41,240	3,037,326
Twilio Inc Class A (b)	47,691	7,061,129
VeriSign Inc	33,852	9,094,678
		182,814,634
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices Inc (b)	271,873	96,376,260
Amkor Technology Inc	50,528	3,524,328
Analog Devices Inc	198,808	79,972,506
Applied Materials Inc	231,149	91,185,969
Cirrus Logic Inc (b)	20,786	3,389,781
Entegris Inc	51,034	7,215,187
First Solar Inc (b)	41,286	8,335,231
GlobalFoundries Inc (b)	49,916	3,224,574
Intel Corp (b)	1,794,772	169,570,059
Lattice Semiconductor Corp (b)	8,251	1,008,932
MACOM Technology Solutions Holdings Inc (b)	20,270	5,708,235
Marvell Technology Inc	320,285	52,895,068
Microchip Technology Inc	214,663	19,944,339
Micron Technology Inc	454,465	235,031,119
MKS Inc	27,320	7,752,050
ON Semiconductor Corp (b)	163,479	16,480,318
Onto Innovation Inc (b)	15,385	4,539,498
Qnity Electronics Inc	85,128	11,974,104
Qorvo Inc (b)	34,120	3,214,786
QUALCOMM Inc	335,519	60,252,502
Skyworks Solutions Inc	60,864	4,270,827
Teradyne Inc	63,691	21,875,948
Texas Instruments Inc	218,424	61,394,618
Universal Display Corp	17,858	1,555,253
		970,691,492
Software - 1.2%
Aurora Innovation Inc Class A (b)(c)	474,077	2,787,573
BILL Holdings Inc (b)	32,764	1,245,032
Ccc Intelligent Solutions Holdings Inc Class A (b)	245,291	1,285,325
Circle Internet Group Inc Class A (b)	39,032	3,547,228
Docusign Inc (b)	19,743	907,981
Dolby Laboratories Inc Class A	24,578	1,576,433
Dropbox Inc Class A (b)	51,622	1,253,898
Fair Isaac Corp (b)	1,654	1,695,350
Gen Digital Inc	199,206	3,842,684
nCino Inc (b)	38,900	679,972
Nutanix Inc Class A (b)	79,444	3,248,465
Pegasystems Inc	25,126	918,355
PTC Inc (b)	42,399	5,778,984
Roper Technologies Inc	43,670	15,494,553
Rubrik Inc Class A (b)	23,417	1,245,316
SailPoint Inc (b)	24,530	280,133
Salesforce Inc	329,326	58,135,919
SentinelOne Inc Class A (b)	34,677	491,026
Strategy Inc Class A (b)(c)	119,856	19,830,175
Synopsys Inc (b)	20,657	9,969,068
Teradata Corp (b)(c)	29,027	764,861
Trimble Inc (b)	96,907	6,523,779
Tyler Technologies Inc (b)	2,986	1,018,644
UiPath Inc Class A (b)(c)	163,534	1,684,400
Unity Software Inc (b)	124,930	3,300,651
Zoom Communications Inc Class A (b)	108,374	10,528,534
		158,034,339
Technology Hardware, Storage & Peripherals - 1.3%
Dell Technologies Inc Class C	109,613	22,903,636
Everpure Inc Class A (b)	18,250	1,303,963
Hewlett Packard Enterprise Co	541,853	15,589,111
HP Inc	373,577	7,792,816
NetApp Inc	48,681	5,392,394
Sandisk Corp/DE (b)	58,173	63,787,277
Super Micro Computer Inc (b)(c)	113,061	3,097,871
Western Digital Corp	138,383	60,130,181
		179,997,249
TOTAL INFORMATION TECHNOLOGY		1,888,244,059
Materials - 3.9%
Chemicals - 2.0%
Air Products and Chemicals Inc	90,359	27,112,218
Albemarle Corp	47,793	9,400,883
Ashland Inc	18,422	981,155
Axalta Coating Systems Ltd (b)	86,592	2,462,676
Celanese Corp	44,451	3,012,000
CF Industries Holdings Inc	63,125	7,840,125
Corteva Inc	275,292	22,301,405
Dow Inc	287,807	11,653,305
DuPont de Nemours Inc	170,256	7,773,889
Eastman Chemical Co	46,128	3,371,496
Ecolab Inc	76,621	19,967,433
Element Solutions Inc	91,592	3,900,903
FMC Corp	50,489	776,520
Huntsman Corp	66,869	960,907
International Flavors & Fragrances Inc	104,206	7,315,261
Linde PLC	191,006	95,720,747
LyondellBasell Industries NV Class A1	104,191	7,772,649
Mosaic Co/The	128,279	2,985,052
NewMarket Corp	2,568	1,734,992
Olin Corp	46,674	1,329,276
PPG Industries Inc	91,386	9,915,381
RPM International Inc	51,704	5,268,121
Scotts Miracle-Gro Co/The	17,746	1,112,674
Sherwin-Williams Co/The	8,778	2,823,093
Solstice Advanced Materials Inc	64,668	5,299,543
Westlake Corp (c)	13,584	1,565,964
		264,357,668
Construction Materials - 0.5%
CRH PLC	272,793	32,304,148
Eagle Materials Inc	11,886	2,497,367
James Hardie Industries PLC (b)	21,905	459,786
Martin Marietta Materials Inc	24,392	15,100,355
Vulcan Materials Co	53,773	16,225,465
		66,587,121
Containers & Packaging - 0.3%
Amcor PLC	187,487	7,132,005
AptarGroup Inc	26,606	3,290,630
Avery Dennison Corp	31,281	5,127,894
Ball Corp	109,012	6,658,453
Crown Holdings Inc	47,091	4,629,516
Graphic Packaging Holding CO	118,834	1,132,488
International Paper Co	213,188	6,485,179
Packaging Corp of America	35,920	7,667,124
Silgan Holdings Inc	35,467	1,438,187
Smurfit Westrock PLC	211,905	8,135,034
Sonoco Products Co	40,025	1,999,649
		53,696,159
Metals & Mining - 1.1%
Alcoa Corp	105,094	6,703,946
Cleveland-Cliffs Inc (b)	227,833	2,323,897
Freeport-McMoRan Inc	581,757	33,613,919
MP Materials Corp (b)(c)	57,850	3,820,414
Newmont Corp	446,865	49,642,233
Nucor Corp	93,421	21,046,817
Reliance Inc	21,224	7,693,700
Royal Gold Inc	34,193	7,979,962
Steel Dynamics Inc	50,322	11,506,629
		144,331,517
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	25,615	1,849,147
TOTAL MATERIALS		530,821,612
Real Estate - 3.9%
Diversified REITs - 0.0%
WP Carey Inc	88,145	6,428,414
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	69,733	2,824,884
Healthcare Realty Trust Inc	133,411	2,494,786
Healthpeak Properties Inc	282,078	4,561,201
Medical Properties Trust Inc (c)	202,849	1,002,073
Omega Healthcare Investors Inc	119,983	5,635,602
Ventas Inc	190,436	16,731,707
Welltower Inc	279,681	60,785,869
		94,036,122
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	278,896	5,893,073
Park Hotels & Resorts Inc	75,288	863,553
		6,756,626
Industrial REITs - 0.5%
Americold Realty Trust Inc	116,084	1,419,707
EastGroup Properties Inc	21,543	4,334,452
First Industrial Realty Trust Inc	52,034	3,226,628
Lineage Inc	28,688	1,058,013
Prologis Inc	377,284	53,581,875
Rexford Industrial Realty Inc	94,819	3,403,054
STAG Industrial Inc Class A	75,892	2,927,913
		69,951,642
Office REITs - 0.1%
BXP Inc	64,421	3,766,052
Cousins Properties Inc	67,824	1,736,973
Highwoods Properties Inc	43,914	1,067,549
Kilroy Realty Corp	47,704	1,586,635
Vornado Realty Trust	71,696	2,142,993
		10,300,202
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	107,649	15,364,742
CoStar Group Inc (b)	148,803	5,150,072
Howard Hughes Holdings Inc (b)(c)	12,583	783,543
Jones Lang LaSalle Inc (b)	14,028	4,462,728
Zillow Group Inc Class A (b)	19,419	866,281
Zillow Group Inc Class C (b)	67,264	2,986,522
		29,613,888
Residential REITs - 0.5%
American Homes 4 Rent Class A	139,068	4,427,925
AvalonBay Communities Inc	57,843	10,585,270
Camden Property Trust	42,961	4,511,764
Equity LifeStyle Properties Inc	78,135	4,945,164
Equity Residential	154,053	10,071,985
Essex Property Trust Inc	25,920	6,822,403
Invitation Homes Inc	248,866	7,159,875
Mid-America Apartment Communities Inc	47,323	6,113,185
Sun Communities Inc	40,267	5,147,733
UDR Inc	127,098	4,618,741
		64,404,045
Retail REITs - 0.5%
Agree Realty Corp	45,990	3,546,289
Brixmor Property Group Inc	123,802	3,725,202
Federal Realty Investment Trust	34,618	3,839,136
Kimco Realty Corp	271,750	6,424,170
NNN REIT Inc	76,806	3,363,335
Realty Income Corp	372,427	23,924,710
Regency Centers Corp	73,454	5,718,394
Simon Property Group Inc	102,528	20,885,979
		71,427,215
Specialized REITs - 1.3%
Crown Castle Inc	176,475	15,667,451
CubeSmart	92,069	3,726,953
Digital Realty Trust Inc	139,943	28,120,146
EPR Properties	30,326	1,692,494
Equinix Inc	39,749	43,041,410
Extra Space Storage Inc	85,688	12,281,661
Fermi Inc	15,219	78,073
Gaming and Leisure Properties Inc	110,419	5,350,905
Iron Mountain Inc	119,329	15,034,261
Millrose Properties Inc Class A	62,215	1,908,134
National Storage Affiliates Trust	28,618	1,217,982
Public Storage	55,786	16,872,476
Rayonier Inc	121,041	2,567,280
SBA Communications Corp Class A	43,076	9,528,411
VICI Properties Inc	441,485	12,891,362
Weyerhaeuser Co	294,791	7,228,275
		177,207,274
TOTAL REAL ESTATE		530,125,428
Utilities - 4.4%
Electric Utilities - 2.9%
Alliant Energy Corp	104,446	7,669,470
American Electric Power Co Inc	217,598	29,834,862
Constellation Energy Corp	126,894	39,717,822
Duke Energy Corp	316,417	40,991,822
Edison International	155,022	10,772,479
Entergy Corp	181,610	21,413,635
Evergy Inc	93,604	7,754,155
Eversource Energy	152,738	10,798,577
Exelon Corp	411,134	18,908,053
FirstEnergy Corp	223,178	10,605,419
IDACORP Inc	21,920	3,238,460
NextEra Energy Inc	848,546	83,055,682
OGE Energy Corp	85,595	4,177,036
PG&E Corp	891,743	14,820,769
Pinnacle West Capital Corp	48,482	5,028,553
PPL Corp	301,032	11,270,638
Southern Co/The	448,178	43,338,813
Xcel Energy Inc	240,719	19,967,641
		383,363,886
Gas Utilities - 0.2%
Atmos Energy Corp	65,096	12,366,938
MDU Resources Group Inc	82,431	1,857,170
National Fuel Gas Co	38,254	3,227,873
UGI Corp	87,463	3,156,540
		20,608,521
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	288,810	4,173,305
Clearway Energy Inc Class A	14,016	566,666
Clearway Energy Inc Class C	33,982	1,371,513
Talen Energy Corp (b)	18,449	6,870,777
		12,982,261
Multi-Utilities - 1.1%
Ameren Corp	109,758	12,473,997
CenterPoint Energy Inc	265,023	11,568,254
CMS Energy Corp	123,083	9,445,389
Consolidated Edison Inc	146,614	16,345,995
Dominion Energy Inc	347,128	22,389,756
DTE Energy Co	84,274	12,783,523
NiSource Inc	194,049	9,368,686
Public Service Enterprise Group Inc	203,110	16,585,963
Sempra	265,504	25,254,740
WEC Energy Group Inc	132,427	15,618,440
		151,834,743
Water Utilities - 0.1%
American Water Works Co Inc	79,212	10,172,405
Essential Utilities Inc	114,129	4,359,728
		14,532,133
TOTAL UTILITIES		583,321,544
TOTAL UNITED STATES		13,236,333,728
TOTAL COMMON STOCKS (Cost $9,398,429,076)		13,312,199,470

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $2,093,266)	3.64	2,096,000	2,093,288

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	20,502,019	20,506,119
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	82,376,777	82,385,015
TOTAL MONEY MARKET FUNDS (Cost $102,891,134)			102,891,134

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,503,413,476)	13,417,183,892
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(77,597,646)
NET ASSETS - 100.0%	13,339,586,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	17	6/2026	6,157,188	588,551
CME E-Mini S&P MidCap 400 Index Contracts (United States)	20	6/2026	7,302,400	591,472

TOTAL FUTURES CONTRACTS				1,180,023
The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,961,459.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,418,322	1,119,866,292	1,123,782,392	1,021,572	3,897	-	20,506,119	20,502,019	0.0%
Fidelity Securities Lending Cash Central Fund	80,412,913	559,320,405	557,348,849	713,258	546	-	82,385,015	82,376,777	0.2%
Total	104,831,235	1,679,186,697	1,681,131,241	1,734,830	4,443	-	102,891,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,121,324,260	1,121,324,260	-	-
Consumer Discretionary	939,297,620	939,297,620	-	-
Consumer Staples	957,780,449	957,780,449	-	-
Energy	919,852,835	919,852,835	-	-
Financials	2,599,003,738	2,599,003,738	-	-
Health Care	1,438,950,791	1,438,950,791	-	-
Industrials	1,776,323,230	1,776,323,230	-	-
Information Technology	1,890,670,854	1,890,670,854	-	-
Materials	553,557,866	553,557,866	-	-
Real Estate	530,125,428	530,125,428	-	-
Utilities	585,312,399	585,312,399	-	-

U.S. Treasury Obligations	2,093,288	-	2,093,288	-

Money Market Funds	102,891,134	102,891,134	-	-
Total Investments in Securities:	13,417,183,892	13,415,090,604	2,093,288	-
Derivative Instruments:

Assets
Futures Contracts	1,180,023	1,180,023	-	-
Total Assets	1,180,023	1,180,023	-	-
Total Derivative Instruments:	1,180,023	1,180,023	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,180,023	-
Total Equity Risk	1,180,023	-
Total Value of Derivatives	1,180,023	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $110,822,951) - See accompanying schedule:
Unaffiliated issuers (cost $9,400,522,342)	$13,314,292,758
Fidelity Central Funds (cost $102,891,134)	102,891,134

Total Investment in Securities (cost $9,503,413,476)		$13,417,183,892
Receivable for fund shares sold		26,353,196
Dividends receivable		8,275,037
Distributions receivable from Fidelity Central Funds		86,558
Receivable for variation margin on futures contracts		403,937
Other receivables		17,801
Total assets		13,452,320,421
Liabilities
Payable for fund shares redeemed	$29,975,754
Accrued management fee	375,135
Collateral on securities loaned	82,383,286
Total liabilities		112,734,175
Net Assets		$13,339,586,246
Net Assets consist of:
Paid in capital		$9,617,215,400
Total accumulated earnings (loss)		3,722,370,846
Net Assets		$13,339,586,246
Net Asset Value, offering price and redemption price per share ($13,339,586,246 ÷ 583,755,855 shares)		$22.85
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$230,277,171
Interest		113,273
Income from Fidelity Central Funds (including $713,258 from security lending)		1,734,830
Security lending		9,245
Total income		232,134,519
Expenses
Management fee	$4,199,216
Independent trustees' fees and expenses	27,464
Total expenses before reductions	4,226,680
Expense reductions	(11,712)
Total expenses after reductions		4,214,968
Net Investment income (loss)		227,919,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(51,572,938)
Redemptions in-kind	548,916,325
Fidelity Central Funds	4,443
Foreign currency transactions	(110)
Futures contracts	8,601,689
Total net realized gain (loss)		505,949,409
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,324,976,464
Futures contracts	(903,022)
Total change in net unrealized appreciation (depreciation)		2,324,073,442
Net gain (loss)		2,830,022,851
Net increase (decrease) in net assets resulting from operations		$3,057,942,402
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$227,919,551	$193,591,651
Net realized gain (loss)	505,949,409	41,994,660
Change in net unrealized appreciation (depreciation)	2,324,073,442	342,865,654
Net increase (decrease) in net assets resulting from operations	3,057,942,402	578,451,965
Distributions to shareholders	(184,842,270)	(177,473,617)

Share transactions
Proceeds from sales of shares	4,761,836,361	4,873,183,747
Reinvestment of distributions	150,780,625	148,213,723
Cost of shares redeemed	(5,015,884,581)	(2,532,965,586)

Net increase (decrease) in net assets resulting from share transactions	(103,267,595)	2,488,431,884
Total increase (decrease) in net assets	2,769,832,537	2,889,410,232

Net Assets
Beginning of period	10,569,753,709	7,680,343,477
End of period	$13,339,586,246	$10,569,753,709

Other Information
Shares
Sold	233,953,588	264,190,256
Issued in reinvestment of distributions	7,485,836	8,213,833
Redeemed	(246,256,356)	(139,188,163)
Net increase (decrease)	(4,816,932)	133,215,926

Financial Highlights
Fidelity® Large Cap Value Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.96	$16.87	$15.17	$15.30	$15.35
Income from Investment Operations
Net investment income (loss) A,B	.38	.38	.36	.34	.30
Net realized and unrealized gain (loss)	4.82	1.06	1.66	(.17)	(.10)
Total from investment operations	5.20	1.44	2.02	.17	.20
Distributions from net investment income	(.31)	(.29)	(.32)	(.30)	(.25)
Distributions from net realized gain	-	(.05)	-	-	-
Total distributions	(.31)	(.35) C	(.32)	(.30)	(.25)
Net asset value, end of period	$22.85	$17.96	$16.87	$15.17	$15.30
Total Return D	29.21%	8.52%	13.49%	1.18%	1.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.03%	.04%	.03%	.03%	.04%
Net investment income (loss)	1.89%	2.08%	2.30%	2.28%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$13,339,586	$10,569,754	$7,680,343	$5,986,235	$5,307,593
Portfolio turnover rate G	21 % H	14% H	27% H	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying securities, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,424,752,320
Gross unrealized depreciation	(607,547,842)
Net unrealized appreciation (depreciation)	$3,817,204,478
Tax Cost	$9,599,979,414

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(94,833,631)
Net unrealized appreciation (depreciation) on securities and other investments	$3,817,204,478

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,913,633)
Long-term	(90,919,998)
Total capital loss carryforward	$(94,833,631)
The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$184,842,270	$149,491,534
Long-term Capital Gains	-	27,982,083
Total	$184,842,270	$177,473,617
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	3,398,622,722	2,486,337,971

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	47,750,359	-	548,916,325	548,916,325	942,258,869

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	5,597,016	51,024,968	102,331,511
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2027.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	8,374,857	3.90%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Value Index Fund	69,527	810	18,067

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Value Index Fund	27,565,844
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,712.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as April 30, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879609.109
LC2-I-ANN-0626
Fidelity® Large Cap Growth Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Growth Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	86,831	8,138,670
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (c)	4,756,982	68,881,099
Capital Markets - 0.0%
XP Inc Class A	49,781	953,804
TOTAL BRAZIL		69,834,903
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	309,224	24,948,193
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (b)	187,630	9,008,116
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	16,048	1,673,806
TOTAL CANADA		35,630,115
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	18,314	709,484
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (b)	7,097	267,770
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	21,366	3,201,268
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (c)	1,860,540	37,173,589
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,229	1,237,066
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	321,245	11,439,534
UNITED STATES - 99.1%
Communication Services - 12.9%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	283,790	20,972,081
GCI Liberty Inc Class A	950	33,116
GCI Liberty Inc Class C	9,654	330,650
Iridium Communications Inc	10,411	406,758
		21,742,605
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class A (c)	10,060	796,752
Liberty Media Corp-Liberty Formula One Class C (c)	92,430	7,944,359
Live Nation Entertainment Inc (c)	225,058	35,545,661
Netflix Inc (c)	6,027,152	564,201,699
ROBLOX Corp Class A (c)	882,043	48,741,696
Roku Inc Class A (c)	23,759	2,769,348
Spotify Technology SA (c)	218,754	97,684,599
Take-Two Interactive Software Inc (c)	87,841	18,776,892
TKO Group Holdings Inc Class A	40,217	7,483,981
		783,944,987
Interactive Media & Services - 11.1%
Alphabet Inc Class A	4,846,395	1,864,892,797
Alphabet Inc Class C	3,946,310	1,507,253,641
Meta Platforms Inc Class A	2,381,831	1,457,466,207
Pinterest Inc Class A (c)	417,147	8,201,110
Reddit Inc Class A (c)	184,184	27,117,410
Trump Media & Technology Group Corp (b)(c)	123,900	1,133,685
		4,866,064,850
Media - 0.0%
DoubleVerify Holdings Inc (c)	98,442	1,084,831
Liberty Broadband Corp Class A (c)	5,004	192,303
Liberty Broadband Corp Class C (c)	34,134	1,313,818
Nexstar Media Group Inc	2,417	503,074
NIQ Global Intelligence Plc	49,356	539,461
Trade Desk Inc (The) Class A (c)	623,344	14,704,686
		18,338,173
TOTAL COMMUNICATION SERVICES		5,690,090,615
Consumer Discretionary - 12.5%
Automobiles - 3.3%
Tesla Inc (c)	3,763,424	1,436,235,501
Broadline Retail - 4.9%
Amazon.com Inc (c)	8,121,637	2,152,721,103
Etsy Inc (c)	75,773	4,875,235
		2,157,596,338
Distributors - 0.0%
Pool Corp	8,750	1,866,550
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (c)	10,338	838,515
Duolingo Inc Class A (c)	54,063	5,952,337
Grand Canyon Education Inc (c)	11,000	1,859,770
H&R Block Inc	30,125	955,866
		9,606,488
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (c)	593,964	83,368,787
Booking Holdings Inc	1,086,290	182,887,784
Carnival Corp	502,609	13,324,165
Cava Group Inc (b)(c)	141,898	13,254,692
Chipotle Mexican Grill Inc (c)	1,872,078	63,631,931
Choice Hotels International Inc (b)	11,734	1,162,605
Churchill Downs Inc	79,237	8,002,145
Darden Restaurants Inc	155,264	31,139,748
Domino's Pizza Inc	13,541	4,596,086
DoorDash Inc Class A (c)	520,043	87,705,252
DraftKings Inc Class A (c)	683,432	15,937,634
Dutch Bros Inc Class A (c)	176,558	10,153,851
Expedia Group Inc Class A	164,983	40,976,828
Flutter Entertainment PLC (c)	185,767	20,049,832
Hilton Worldwide Holdings Inc	324,350	105,112,105
Las Vegas Sands Corp	435,830	23,800,676
Marriott International Inc/MD Class A1	242,058	87,549,958
McDonald's Corp	57,482	16,876,140
Norwegian Cruise Line Holdings Ltd (c)	582,883	10,596,813
Planet Fitness Inc Class A (c)	117,818	7,854,926
Royal Caribbean Cruises Ltd	360,308	95,034,838
Starbucks Corp	213,950	22,535,354
Texas Roadhouse Inc	94,127	15,153,506
Travel + Leisure Co	28,649	1,852,444
Vail Resorts Inc (b)	40,065	5,095,467
Viking Holdings Ltd (c)	247,851	20,301,475
Wendy's Co/The (b)	99,532	692,742
Wingstop Inc	39,496	6,479,714
Wyndham Hotels & Resorts Inc	94,289	7,673,239
Yum! Brands Inc	133,197	21,264,901
		1,024,065,638
Household Durables - 0.0%
SharkNinja Inc (c)	20,203	2,334,053
Somnigroup International Inc	287,471	21,807,550
TopBuild Corp (c)	2,804	1,241,330
		25,382,933
Specialty Retail - 1.8%
AutoZone Inc (c)	3,721	13,782,696
Burlington Stores Inc (c)	89,371	28,599,614
Carvana Co Class A (c)	192,244	76,090,175
Chewy Inc Class A (c)	329,165	8,367,374
Floor & Decor Holdings Inc Class A (c)	48,084	2,327,266
Home Depot Inc/The	1,079,103	354,809,066
Lithia Motors Inc	3,811	1,105,647
Murphy USA Inc	24,203	14,231,364
O'Reilly Automotive Inc (c)	1,101,044	109,443,774
RH (c)	3,679	485,481
Ross Stores Inc	90,552	20,626,840
TJX Cos Inc/The	795,349	124,670,956
Tractor Supply Co	755,990	26,535,249
Ulta Beauty Inc (c)	15,770	8,476,060
Valvoline Inc (b)(c)	160,089	5,319,757
Wayfair Inc Class A (c)	24,986	1,597,355
Williams-Sonoma Inc	24,449	4,430,403
		800,899,077
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	206,347	21,088,663
Lululemon Athletica Inc (c)	84,130	11,584,701
Ralph Lauren Corp Class A	3,971	1,424,159
Tapestry Inc	266,657	38,675,932
		72,773,455
TOTAL CONSUMER DISCRETIONARY		5,528,425,980
Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc (c)	233,783	7,848,095
Coca-Cola Co/The	2,702,394	212,840,552
Coca-Cola Consolidated Inc	11,017	2,259,256
Monster Beverage Corp (c)	992,049	76,457,216
PepsiCo Inc	266,881	42,297,970
		341,703,089
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (c)	27,459	2,578,126
Casey's General Stores Inc	7,872	6,471,965
Costco Wholesale Corp	631,232	640,403,801
Performance Food Group Co (c)	26,814	2,428,276
Sprouts Farmers Market Inc (c)	139,239	11,396,712
Sysco Corp	365,019	27,270,569
Walmart Inc	618,228	81,562,820
		772,112,269
Food Products - 0.0%
Darling Ingredients Inc (c)	24,945	1,602,217
Freshpet Inc (c)	18,758	1,263,914
Hershey Co/The	25,030	4,649,072
		7,515,203
Household Products - 0.1%
Colgate-Palmolive Co	541,854	46,252,658
Kimberly-Clark Corp	170,194	16,752,195
		63,004,853
TOTAL CONSUMER STAPLES		1,184,335,414
Energy - 0.4%
Energy Equipment & Services - 0.0%
SLB Ltd	168,431	9,580,355
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc	136,388	37,499,881
HF Sinclair Corp	22,086	1,484,400
Phillips 66	40,989	7,343,179
Targa Resources Corp	302,053	78,557,945
Texas Pacific Land Corp	82,031	36,394,694
Williams Cos Inc/The	91,808	7,005,868
		168,285,967
TOTAL ENERGY		177,866,322
Financials - 5.4%
Banks - 0.2%
Bank of America Corp	742,226	39,679,402
Citigroup Inc	440,033	56,315,423
Western Alliance Bancorp	31,746	2,588,569
		98,583,394
Capital Markets - 1.2%
Ameriprise Financial Inc	117,931	55,992,459
Ares Management Corp Class A	267,585	31,414,479
Bank of New York Mellon Corp/The	71,158	9,561,500
Blackstone Inc	1,054,838	132,466,556
Blue Owl Capital Inc Class A	921,383	8,983,484
Charles Schwab Corp/The	207,524	19,017,499
Coinbase Global Inc Class A (c)	30,923	5,806,412
FactSet Research Systems Inc	3,476	791,067
Goldman Sachs Group Inc/The	22,479	20,765,426
Hamilton Lane Inc Class A	37,532	3,452,569
Houlihan Lokey Inc Class A	29,289	4,532,473
Interactive Brokers Group Inc Class A	32,545	2,587,328
Jefferies Financial Group Inc	53,118	2,561,350
KKR & Co Inc Class A	240,414	25,084,797
Lazard Inc	25,367	1,230,300
LPL Financial Holdings Inc	113,317	37,862,609
Moody's Corp	221,068	102,100,256
Morningstar Inc	20,637	3,481,668
MSCI Inc	49,904	29,513,725
Robinhood Markets Inc Class A (c)	144,435	10,527,867
TPG Inc Class A	183,573	8,007,454
Tradeweb Markets Inc Class A	13,927	1,577,233
		517,318,511
Consumer Finance - 0.2%
Ally Financial Inc	46,233	2,052,283
American Express Co	251,828	81,353,035
Credit Acceptance Corp (b)(c)	563	284,264
Figure Technology Solutions Inc Class A (b)	8,752	307,195
SLM Corp	39,764	917,753
SoFi Technologies Inc Class A (b)(c)	236,367	3,805,509
		88,720,039
Financial Services - 3.5%
Affirm Holdings Inc Class A (c)	232,447	14,941,693
Apollo Global Management Inc	414,675	53,376,966
Block Inc Class A (c)	281,499	19,848,494
Corpay Inc (c)	96,642	29,617,874
Equitable Holdings Inc	406,140	17,139,108
Fiserv Inc (c)	210,262	13,172,914
Mastercard Inc Class A	1,144,057	575,369,147
Shift4 Payments Inc Class A (b)(c)	94,032	4,163,737
Toast Inc Class A (c)	658,674	18,785,382
UWM Holdings Corp Class A	35,471	125,567
Visa Inc Class A	2,393,955	789,622,118
WEX Inc (c)	3,932	591,098
		1,536,754,098
Insurance - 0.3%
Aon PLC	275,831	85,962,731
Arthur J Gallagher & Co	21,965	4,533,576
Brown & Brown Inc	42,711	2,569,067
Everest Group Ltd	8,287	2,956,470
Kinsale Capital Group Inc	31,452	10,178,182
Markel Group Inc (c)	3,615	6,407,479
Marsh & McLennan Cos Inc	81,918	13,738,468
Progressive Corp/The	41,790	8,411,491
RLI Corp	6,218	321,906
Ryan Specialty Holdings Inc Class A	157,761	5,485,350
		140,564,720
TOTAL FINANCIALS		2,381,940,762
Health Care - 7.1%
Biotechnology - 2.6%
AbbVie Inc	2,519,427	532,405,314
Alnylam Pharmaceuticals Inc (c)	180,268	55,791,143
Amgen Inc	564,238	195,367,408
Apellis Pharmaceuticals Inc (c)	153,209	6,273,909
Caris Life Sciences Inc (c)	64,492	1,225,347
Exelixis Inc (c)	303,118	13,476,626
Gilead Sciences Inc	476,809	62,385,690
Halozyme Therapeutics Inc (c)	165,007	10,504,346
Incyte Corp (c)	59,062	5,626,837
Insmed Inc (c)	279,103	38,050,112
Ionis Pharmaceuticals Inc (c)	208,977	15,623,121
Natera Inc (c)	187,858	38,728,805
Neurocrine Biosciences Inc (c)	117,823	15,513,754
Sarepta Therapeutics Inc (b)(c)	116,915	2,441,185
Summit Therapeutics Inc (c)	166,159	3,565,772
Ultragenyx Pharmaceutical Inc (c)	131,220	3,239,822
Vertex Pharmaceuticals Inc (c)	360,949	154,262,384
Viking Therapeutics Inc (b)(c)	12,227	381,237
		1,154,862,812
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (c)	361,854	20,846,409
Dexcom Inc (c)	556,035	33,111,884
IDEXX Laboratories Inc (c)	113,297	63,536,958
Inspire Medical Systems Inc (c)	40,699	2,284,842
Insulet Corp (c)	99,710	17,164,079
Intuitive Surgical Inc (c)	501,984	229,712,899
Masimo Corp (b)(c)	64,094	11,436,292
Penumbra Inc (c)	53,875	17,589,110
ResMed Inc	49,096	10,497,216
Stryker Corp	125,879	39,668,249
		445,847,938
Health Care Providers & Services - 0.7%
Cardinal Health Inc	170,550	32,895,684
Cencora Inc	260,389	80,202,416
Chemed Corp	1,767	750,939
Cigna Group/The	29,774	8,651,729
DaVita Inc (c)	49,971	7,752,501
HCA Healthcare Inc	48,757	21,182,479
McKesson Corp	162,243	132,260,494
Molina Healthcare Inc (c)	39,702	7,726,803
		291,423,045
Health Care Technology - 0.1%
Doximity Inc Class A (c)	189,984	4,643,208
Veeva Systems Inc Class A (c)	168,838	26,333,663
		30,976,871
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (c)	31,742	13,289,106
Repligen Corp (c)	9,318	1,102,413
Sotera Health Co (c)	33,963	528,464
Tempus AI Inc Class A (b)(c)	140,567	7,798,657
Waters Corp (c)	44,282	13,693,323
		36,411,963
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	557,600	33,784,984
Corcept Therapeutics Inc (c)	133,578	6,214,049
Eli Lilly & Co	1,139,325	1,064,813,145
Zoetis Inc Class A	500,160	57,503,395
		1,162,315,573
TOTAL HEALTH CARE		3,121,838,202
Industrials - 6.6%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (c)	107,530	43,201,253
Boeing Co (c)	150,962	34,574,827
BWX Technologies Inc	22,823	4,938,669
Carpenter Technology Corp	12,096	5,179,507
FTAI Aviation Ltd	144,852	36,165,199
GE Aerospace	1,479,249	428,878,663
HEICO Corp	60,534	16,339,337
HEICO Corp Class A	106,403	22,240,355
Howmet Aerospace Inc	570,250	138,593,560
Karman Holdings Inc (c)	72,359	4,918,965
Leonardo DRS Inc	42,266	1,717,268
Loar Holdings Inc (b)(c)	54,865	3,079,024
Lockheed Martin Corp	81,644	42,289,143
Rocket Lab Corp	696,178	57,441,647
StandardAero Inc (b)(c)	28,792	715,768
TransDigm Group Inc	13,738	15,935,805
		856,208,990
Building Products - 0.4%
AAON Inc	95,601	8,920,529
Armstrong World Industries Inc	17,979	3,063,442
Carlisle Cos Inc	6,909	2,454,491
Lennox International Inc	45,157	24,154,028
Simpson Manufacturing Co Inc	4,851	925,231
Trane Technologies PLC	317,030	156,149,957
		195,667,678
Commercial Services & Supplies - 0.6%
Cintas Corp	488,940	85,422,707
Copart Inc (c)	1,171,337	38,782,968
Rollins Inc	426,213	23,752,850
Tetra Tech Inc	68,603	2,217,249
Veralto Corp	139,817	12,331,859
Waste Management Inc	526,116	122,348,277
		284,855,910
Construction & Engineering - 0.5%
Comfort Systems USA Inc	49,469	91,035,327
EMCOR Group Inc	21,729	19,375,097
MasTec Inc (c)	18,616	7,335,635
Quanta Services Inc	162,246	118,077,772
WillScot Holdings Corp	64,475	1,459,714
		237,283,545
Electrical Equipment - 1.4%
GE Vernova Inc	383,951	415,995,550
Rockwell Automation Inc	12,935	5,289,251
Vertiv Holdings Co Class A	541,032	177,723,602
		599,008,403
Ground Transportation - 0.6%
Avis Budget Group Inc (b)(c)	8,270	1,494,141
Lyft Inc Class A (c)	87,706	1,241,039
Old Dominion Freight Line Inc	14,682	3,118,897
U-Haul Holding Co (b)(c)	4,162	213,760
U-Haul Holding Co Class N	54,654	2,606,450
Uber Technologies Inc (c)	2,863,196	213,623,054
Union Pacific Corp	67,138	18,092,348
XPO Inc (c)	33,583	7,392,626
		247,782,315
Industrial Conglomerates - 0.0%
3M Co	122,024	17,878,956
Machinery - 0.3%
Allison Transmission Holdings Inc	19,804	2,660,667
Caterpillar Inc	81,054	72,146,976
Illinois Tool Works Inc	134,905	34,806,839
RBC Bearings Inc (c)	8,939	5,355,266
		114,969,748
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)(c)	28,286	1,106,265
American Airlines Group Inc (b)(c)	58,544	685,550
Southwest Airlines Co	68,832	2,610,110
		4,401,925
Professional Services - 0.5%
Automatic Data Processing Inc	531,687	112,685,743
Booz Allen Hamilton Holding Corp Class A	170,118	13,230,077
Broadridge Financial Solutions Inc	150,552	23,181,997
Equifax Inc	30,101	5,235,768
ExlService Holdings Inc (c)	219,567	6,999,796
KBR Inc	13,439	503,828
Paychex Inc	143,605	13,302,131
Paycom Software Inc	38,811	4,919,682
Paylocity Holding Corp (c)	57,179	6,031,813
Verisk Analytics Inc	119,451	22,037,515
		208,128,350
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (c)	156,733	7,894,641
Fastenal Co	1,340,765	60,240,571
Ferguson Enterprises Inc	15,974	4,276,400
SiteOne Landscape Supply Inc (c)	20,180	2,543,689
WW Grainger Inc	53,093	61,659,556
		136,614,857
TOTAL INDUSTRIALS		2,902,800,677
Information Technology - 50.5%
Communications Equipment - 0.7%
Arista Networks Inc (c)	1,467,086	253,380,423
Lumentum Holdings Inc (c)	7,545	6,808,004
Motorola Solutions Inc	99,805	43,817,389
Ubiquiti Inc	5,986	6,057,892
		310,063,708
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	1,735,265	255,552,477
CDW Corp/DE	13,355	1,828,433
Jabil Inc	96,288	32,496,237
		289,877,147
IT Services - 0.4%
Cloudflare Inc Class A (c)	445,824	91,380,545
Gartner Inc (c)	99,656	14,797,919
Globant SA (c)	5,913	243,793
GoDaddy Inc Class A (c)	191,247	16,598,327
Kyndryl Holdings Inc (c)	21,013	290,400
MongoDB Inc Class A (c)	10,678	2,678,363
Okta Inc Class A (c)	93,713	6,901,962
Snowflake Inc (c)	471,619	64,361,845
Twilio Inc Class A (c)	34,364	5,087,934
		202,341,088
Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices Inc (c)	1,339,685	474,904,936
Applied Materials Inc	319,996	126,235,222
Astera Labs Inc (c)	183,481	35,731,090
Broadcom Inc	6,100,000	2,546,323,001
Enphase Energy Inc (c)	180,963	5,964,540
Entegris Inc	34,746	4,912,389
KLA Corp	187,127	327,537,744
Lam Research Corp	1,785,599	460,434,558
Lattice Semiconductor Corp (c)	164,487	20,113,470
MACOM Technology Solutions Holdings Inc (c)	23,402	6,590,237
Marvell Technology Inc	84,011	13,874,417
Monolithic Power Systems Inc	65,822	106,263,695
NVIDIA Corp	29,214,063	5,830,250,554
Onto Innovation Inc (c)	15,380	4,538,023
QUALCOMM Inc	347,652	62,431,346
Texas Instruments Inc	528,804	148,636,228
		10,174,741,450
Software - 14.3%
Adobe Inc (c)	582,957	143,465,718
Appfolio Inc Class A (c)	31,272	5,225,238
AppLovin Corp Class A (c)	339,059	151,338,985
Atlassian Corp Class A (c)	235,844	16,176,540
Autodesk Inc (c)	302,981	71,806,497
Bentley Systems Inc Class B (b)	223,853	7,302,085
Cadence Design Systems Inc (c)	388,034	127,892,126
Circle Internet Group Inc Class A (c)	25,044	2,275,999
Crowdstrike Holdings Inc Class A (c)	351,648	156,747,096
Datadog Inc Class A (c)	443,917	58,681,388
Docusign Inc (c)	213,534	9,820,429
Dropbox Inc Class A (c)	65,127	1,581,935
Dynatrace Inc (c)	417,547	15,119,377
Elastic NV (c)	131,299	6,096,213
Fair Isaac Corp (c)	27,148	27,826,700
Fortinet Inc (c)	879,952	74,188,753
Gen Digital Inc	84,951	1,638,705
Gitlab Inc Class A (c)	201,336	4,457,579
Guidewire Software Inc (c)	120,692	16,702,566
HubSpot Inc (c)	72,309	16,035,244
Intuit Inc	388,300	150,854,550
Manhattan Associates Inc (c)	84,028	11,586,621
Microsoft Corp	9,395,142	3,831,151,005
nCino Inc (c)	21,976	384,140
Nutanix Inc Class A (c)	90,718	3,709,459
Oracle Corp	2,393,940	386,357,977
Palantir Technologies Inc Class A (c)	3,106,432	432,135,756
Palo Alto Networks Inc (c)	1,137,607	203,995,687
Pegasystems Inc	43,538	1,591,314
Procore Technologies Inc (c)	178,037	10,073,333
PTC Inc (c)	19,338	2,635,769
RingCentral Inc Class A	106,597	4,287,331
Rubrik Inc Class A (c)	121,249	6,448,022
Salesforce Inc	145,236	25,638,511
Samsara Inc Class A (c)	455,910	13,102,853
SentinelOne Inc Class A (c)	316,299	4,478,794
ServiceNow Inc (c)	1,485,243	131,161,809
Strategy Inc Class A (b)(c)	24,572	4,065,437
Synopsys Inc (c)	199,300	96,182,180
Teradata Corp (b)(c)	29,972	789,762
Tyler Technologies Inc (c)	50,762	17,316,949
Unity Software Inc (c)	26,841	709,139
Workday Inc Class A (c)	300,854	36,824,530
Zscaler Inc (c)	142,058	18,564,139
		6,308,424,240
Technology Hardware, Storage & Peripherals - 11.3%
Apple Inc	18,077,099	4,905,220,815
Dell Technologies Inc Class C	60,777	12,699,354
Everpure Inc Class A (c)	383,454	27,397,788
NetApp Inc	111,043	12,300,233
Super Micro Computer Inc (b)(c)	334,566	9,167,108
		4,966,785,298
TOTAL INFORMATION TECHNOLOGY		22,252,232,931
Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	86,960	22,661,776
Sherwin-Williams Co/The	297,431	95,656,784
		118,318,560
Construction Materials - 0.0%
Eagle Materials Inc	2,708	568,978
James Hardie Industries PLC (c)	135,557	2,845,341
		3,414,319
Metals & Mining - 0.0%
Steel Dynamics Inc	18,667	4,268,396
TOTAL MATERIALS		126,001,275
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	46,462	6,631,521
CoStar Group Inc (c)	73,466	2,542,658
Jones Lang LaSalle Inc (c)	18,066	5,747,337
		14,921,516
Residential REITs - 0.0%
Sun Communities Inc	33,324	4,260,140
UDR Inc	25,735	935,210
		5,195,350
Retail REITs - 0.0%
Simon Property Group Inc	102,256	20,830,570
Specialized REITs - 0.4%
American Tower Corp	665,216	121,541,615
Lamar Advertising Co Class A	122,748	16,919,584
Public Storage	29,546	8,936,188
		147,397,387
TOTAL REAL ESTATE		188,344,823
Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	291,143	45,296,028
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	481,115	75,939,192
TOTAL UTILITIES		121,235,220
TOTAL UNITED STATES		43,675,112,221
TOTAL COMMON STOCKS (Cost $25,519,540,719)		43,842,744,620

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $4,330,345)	3.64	4,336,000	4,330,391

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	73,006,705	73,021,306
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	79,456,838	79,464,784
TOTAL MONEY MARKET FUNDS (Cost $152,486,090)			152,486,090

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $25,676,357,154)	43,999,561,101
NET OTHER ASSETS (LIABILITIES) - 0.2%	87,111,049
NET ASSETS - 100.0%	44,086,672,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	391	6/2026	215,800,720	2,976,101
CME E-Mini S&P 500 Index Contracts (United States)	57	6/2026	20,644,688	595,228

TOTAL FUTURES CONTRACTS				3,571,329
The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,330,391.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,293,003	2,468,876,661	2,476,141,336	2,815,172	(7,022)	-	73,021,306	73,006,705	0.1%
Fidelity Securities Lending Cash Central Fund	54,630,981	777,335,095	752,500,024	289,710	(1,268)	-	79,464,784	79,456,838	0.2%
Total	134,923,984	3,246,211,756	3,228,641,360	3,104,882	(8,290)	-	152,486,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,690,090,615	5,690,090,615	-	-
Consumer Discretionary	5,602,696,780	5,602,696,780	-	-
Consumer Staples	1,184,335,414	1,184,335,414	-	-
Energy	177,866,322	177,866,322	-	-
Financials	2,465,489,885	2,465,489,885	-	-
Health Care	3,121,838,202	3,121,838,202	-	-
Industrials	2,904,474,483	2,904,474,483	-	-
Information Technology	22,252,232,931	22,252,232,931	-	-
Materials	134,139,945	134,139,945	-	-
Real Estate	188,344,823	188,344,823	-	-
Utilities	121,235,220	121,235,220	-	-

U.S. Treasury Obligations	4,330,391	-	4,330,391	-

Money Market Funds	152,486,090	152,486,090	-	-
Total Investments in Securities:	43,999,561,101	43,995,230,710	4,330,391	-
Derivative Instruments:

Assets
Futures Contracts	3,571,329	3,571,329	-	-
Total Assets	3,571,329	3,571,329	-	-
Total Derivative Instruments:	3,571,329	3,571,329	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,571,329	-
Total Equity Risk	3,571,329	-
Total Value of Derivatives	3,571,329	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $109,549,901) - See accompanying schedule:
Unaffiliated issuers (cost $25,523,871,064)	$43,847,075,011
Fidelity Central Funds (cost $152,486,090)	152,486,090

Total Investment in Securities (cost $25,676,357,154)		$43,999,561,101
Segregated cash with brokers for derivative instruments		1,694,000
Receivable for investments sold		184,398,460
Receivable for fund shares sold		43,796,225
Dividends receivable		7,733,931
Distributions receivable from Fidelity Central Funds		193,465
Receivable for variation margin on futures contracts		919,720
Other receivables		107,875
Total assets		44,238,404,777
Liabilities
Payable for fund shares redeemed	$70,920,672
Accrued management fee	1,235,866
Other payables and accrued expenses	104,414
Collateral on securities loaned	79,471,675
Total liabilities		151,732,627
Net Assets		$44,086,672,150
Net Assets consist of:
Paid in capital		$26,342,847,978
Total accumulated earnings (loss)		17,743,824,172
Net Assets		$44,086,672,150
Net Asset Value, offering price and redemption price per share ($44,086,672,150 ÷ 943,779,028 shares)		$46.71
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$220,217,800
Interest		234,256
Income from Fidelity Central Funds (including $289,710 from security lending)		3,104,882
Security lending		14,074
Total income		223,571,012
Expenses
Management fee	$14,067,279
Independent trustees' fees and expenses	90,729
Total expenses before reductions	14,158,008
Expense reductions	(2,326)
Total expenses after reductions		14,155,682
Net Investment income (loss)		209,415,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,461,320
Redemptions in-kind	447,572,934
Fidelity Central Funds	(8,290)
Futures contracts	25,833,554
Total net realized gain (loss)		531,859,518
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,089,492,030
Futures contracts	(3,663,564)
Total change in net unrealized appreciation (depreciation)		9,085,828,466
Net gain (loss)		9,617,687,984
Net increase (decrease) in net assets resulting from operations		$9,827,103,314
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,415,330	$175,744,183
Net realized gain (loss)	531,859,518	453,611,022
Change in net unrealized appreciation (depreciation)	9,085,828,466	2,360,580,000
Net increase (decrease) in net assets resulting from operations	9,827,103,314	2,989,935,205
Distributions to shareholders	(147,773,580)	(116,186,775)

Share transactions
Proceeds from sales of shares	13,354,080,853	14,179,230,808
Reinvestment of distributions	134,031,597	104,573,920
Cost of shares redeemed	(10,306,437,764)	(8,050,329,082)

Net increase (decrease) in net assets resulting from share transactions	3,181,674,686	6,233,475,646
Total increase (decrease) in net assets	12,861,004,420	9,107,224,076

Net Assets
Beginning of period	31,225,667,730	22,118,443,654
End of period	$44,086,672,150	$31,225,667,730

Other Information
Shares
Sold	305,675,460	385,332,800
Issued in reinvestment of distributions	2,894,851	2,632,117
Redeemed	(234,758,045)	(220,915,188)
Net increase (decrease)	73,812,266	167,049,729

Financial Highlights
Fidelity® Large Cap Growth Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$35.89	$31.47	$24.05	$23.70	$25.63
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.23	.23	.19
Net realized and unrealized gain (loss)	10.75	4.35	7.41	.30	(1.46)
Total from investment operations	10.98	4.57	7.64	.53	(1.27)
Distributions from net investment income	(.16)	(.15)	(.22)	(.18)	(.16)
Distributions from net realized gain	-	-	-	-	(.50)
Total distributions	(.16)	(.15)	(.22)	(.18)	(.66)
Net asset value, end of period	$46.71	$35.89	$31.47	$24.05	$23.70
Total Return C	30.59%	14.46%	31.85%	2.33%	(5.39)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.03%	.04%	.03%	.03%	.04%
Net investment income (loss)	.52%	.61%	.80%	1.01%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$44,086,672	$31,225,668	$22,118,444	$12,953,183	$8,720,854
Portfolio turnover rate F	16 % G	9% G	15% G	12%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,470,151,366
Gross unrealized depreciation	(1,353,240,194)
Net unrealized appreciation (depreciation)	$18,116,911,172
Tax Cost	$25,882,649,929

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,533,934
Capital loss carryforward	$(391,620,934)
Net unrealized appreciation (depreciation) on securities and other investments	$18,116,911,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(330,773,935)
Long-term	(60,846,999)
Total capital loss carryforward	$(391,620,934)

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$147,773,580	$116,186,775
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	10,239,814,637	6,547,330,956

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	13,529,078	-	447,572,934	447,572,934	576,960,112

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	42,105,784	609,364,323	1,497,517,837
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2027.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Large Cap Growth Index Fund	$107,875

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	8,010,000	3.89%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Large Cap Growth Index Fund	67,609

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Growth Index Fund	31,949	4,611	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Growth Index Fund	28,917,706
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,326.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as April 30, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $2,090,300 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 97% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879605.109
LC1-I-ANN-0626
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Small Cap Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	3,781	45,561
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	15,349	378,506
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	8,151	108,897
CANADA - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	14,200	92,015
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	3,635	285,529
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)	55,970	1,135,072
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	7,520	163,034
TOTAL CANADA		1,675,650
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	30,603	138,020
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)	28,979	120,553
Materials - 0.0%
Chemicals - 0.0%
Orion SA	8,660	65,123
TOTAL GERMANY		185,676
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	87,535	269,608
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	7,244	60,922
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	5,613	99,462
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	6,452	71,359
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	2,189	193,639
TOTAL IRELAND		364,460
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (b)	25,163	218,666
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	18,721	907,969
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	5,708	464,232
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	9,441	188,348
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	9,403	467,235
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)	30,698	147,350
TOTAL NORWAY		614,585
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	2,531	16,401
PUERTO RICO - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	5,631	45,724
Liberty Latin America Ltd Class C (b)	18,233	151,516
TOTAL COMMUNICATION SERVICES		197,240
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	23,521	571,090
Ofg Bancorp	6,525	299,889
		870,979
Financial Services - 0.1%
EVERTEC Inc	10,021	295,920
TOTAL FINANCIALS		1,166,899
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	5,127	74,803
TOTAL PUERTO RICO		1,438,942
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	6,643	88,816
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	7,885	674,168
TOTAL SINGAPORE		762,984
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	19,928	510,356
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	5,647	178,050
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	4,240	63,812
UNITED STATES - 97.2%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	2,845	137,470
Atn International Inc	1,539	42,984
Bandwidth Inc Class A (b)	4,332	159,461
Cogent Communications Holdings Inc	7,312	165,617
GCI Liberty Inc Class C	5,374	184,060
Globalstar Inc (b)	7,650	629,595
IDT Corp Class B	3,115	156,217
Lumen Technologies Inc (b)	142,568	1,260,301
Shenandoah Telecommunications Co	6,922	108,883
Uniti Group Inc (b)	27,095	320,534
		3,165,122
Entertainment - 0.8%
AMC Entertainment Holdings Inc Class A (b)(c)	14,304	21,742
Angel Studios Inc Class A (b)(c)	12,675	32,575
Atlanta Braves Holdings Inc Class A (b)	1,848	97,796
Atlanta Braves Holdings Inc Class C (b)	6,607	326,452
Cinemark Holdings Inc	15,763	465,324
CuriosityStream Inc Class A	6,125	19,293
Lionsgate Studios Corp	34,751	432,302
Madison Square Garden Entertainment Corp Class A (b)	6,113	409,082
Madison Square Garden Sports Corp Class A (b)	2,719	931,149
Marcus Corp/The	3,434	60,507
Playtika Holding Corp	9,528	34,825
Sphere Entertainment Co Class A (b)	4,014	571,794
Starz Entertainment Corp	1,961	35,965
		3,438,806
Interactive Media & Services - 0.6%
Angi Inc Class A (b)	5,093	37,383
Bumble Inc Class A (b)	12,154	50,439
Cargurus Inc Class A (b)	12,238	446,198
Cars.com Inc (b)	8,362	91,898
EverQuote Inc Class A (b)	4,215	60,780
fuboTV Inc Class A (b)(c)	4,546	56,007
MediaAlpha Inc Class A (b)	5,013	42,661
Nextdoor Holdings Inc Class A (b)	34,094	54,550
QuinStreet Inc (b)	8,578	109,455
Rumble Inc Class A (b)(c)	17,089	128,680
Shutterstock Inc	3,745	60,557
TripAdvisor Inc Class A	17,417	193,851
Trump Media & Technology Group Corp (b)	24,468	223,882
Yelp Inc Class A (b)	8,790	242,604
Ziff Davis Inc (b)	5,944	271,997
ZipRecruiter Inc Class A (b)	9,497	27,731
ZoomInfo Technologies Inc (b)	40,926	255,788
		2,354,461
Media - 0.5%
AMC Global Media Inc Class A (b)	4,751	40,336
Boston Omaha Corp (b)	3,335	40,087
Cable One Inc (b)	722	66,056
Clear Channel Outdoor Holdings Inc (b)	48,459	116,302
DoubleVerify Holdings Inc (b)	20,725	228,390
EW Scripps Co/The Class A (b)	10,349	49,572
Gray Media Inc	12,957	73,077
Ibotta Inc Class A (b)	2,071	72,899
iHeartMedia Inc Class A (b)	18,299	109,245
John Wiley & Sons Inc Class A	6,193	253,479
Magnite Inc (b)	22,003	281,968
MNTN Inc Class A (b)	1,954	18,426
National CineMedia Inc	14,824	50,253
NIQ Global Intelligence Plc	7,790	85,145
Optimum Communications Inc Class A (b)	42,104	66,524
PubMatic Inc Class A (b)	5,664	55,394
Scholastic Corp	3,447	139,121
Sinclair Inc Class A	6,182	96,130
Stagwell Inc Class A (b)	16,639	104,327
TechTarget Inc (b)	4,730	27,150
Thryv Holdings Inc (b)	6,822	24,423
USA TODAY Co Inc (b)	18,885	136,539
		2,134,843
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	2,165	107,579
Gogo Inc (b)	12,419	51,911
Spok Holdings Inc	3,603	38,516
Telephone and Data Systems Inc	14,826	668,060
		866,066
TOTAL COMMUNICATION SERVICES		11,959,298
Consumer Discretionary - 10.6%
Automobile Components - 1.2%
Adient PLC (b)	11,787	248,116
Cooper-Standard Holdings Inc (b)	2,658	79,926
Dana Inc	16,906	616,224
Dauch Corporation (b)	35,891	204,938
Dorman Products Inc (b)	4,186	470,967
Fox Factory Holding Corp (b)	6,381	113,263
Gentherm Inc (b)	4,596	138,340
Goodyear Tire & Rubber Co/The (b)	43,471	307,775
Holley Inc Class A (b)	8,408	27,745
Kodiak AI Inc (b)(c)	15,874	134,612
LCI Industries	3,650	435,153
Motorcar Parts of America Inc (b)	2,903	32,572
Patrick Industries Inc	5,011	466,023
Phinia Inc	5,710	411,977
Solid Power Inc (b)	28,267	97,521
Standard Motor Products Inc	3,178	118,762
Stoneridge Inc (b)	4,220	29,539
Strattec Security Corp (b)	635	47,790
Versigent PLC	10,696	374,039
Visteon Corp	4,115	459,687
XPEL Inc (b)(e)	3,794	180,670
		4,995,639
Automobiles - 0.1%
Lucid Group Inc (b)(c)	21,017	133,878
Winnebago Industries Inc	4,292	139,962
		273,840
Broadline Retail - 0.1%
Dillard's Inc Class A	455	258,995
Groupon Inc (b)(c)	4,479	63,647
Kohl's Corp	16,939	240,026
Savers Value Village Inc (b)	5,647	47,716
		610,384
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	3,886	172,888
Gold.com Inc	3,072	138,824
		311,712
Diversified Consumer Services - 1.6%
ADT Inc	76,898	579,042
American Public Education Inc (b)	2,714	157,819
Carriage Services Inc	2,352	115,483
Chegg Inc (b)	17,070	18,606
Coursera Inc (b)	22,329	132,858
Covista Inc (b)	5,200	599,144
Driven Brands Holdings Inc (b)	8,962	121,614
European Wax Center Inc Class A (b)	4,587	26,605
Frontdoor Inc (b)	10,869	745,940
Graham Holdings Co Class B	511	573,603
Grand Canyon Education Inc (b)	4,163	703,838
KinderCare Learning Cos Inc (b)	4,973	19,544
Laureate Education Inc (b)	20,175	607,167
Lincoln Educational Services Corp (b)	4,424	182,003
Matthews International Corp Class A	4,717	134,623
Mister Car Wash Inc (b)	14,665	103,828
Perdoceo Education Corp	9,120	309,533
Strategic Education Inc	3,513	275,419
Stride Inc (b)	6,358	617,743
Udemy Inc (b)	13,895	65,862
Universal Technical Institute Inc (b)	7,643	286,842
WW International Inc	1,594	16,785
		6,393,901
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (b)	8,800	109,912
Biglari Holdings Inc Class B (b)	103	31,853
BJ's Restaurants Inc (b)	3,176	121,958
Black Rock Coffee Bar Inc Class A	2,641	32,431
Bloomin' Brands Inc	11,954	72,919
Brinker International Inc (b)	6,595	1,004,024
Cheesecake Factory Inc/The	6,958	437,449
Cracker Barrel Old Country Store Inc (c)	3,470	108,680
Dave & Buster's Entertainment Inc (b)	4,214	47,492
Dine Brands Global Inc	2,222	61,727
El Pollo Loco Holdings Inc (b)	3,877	52,417
First Watch Restaurant Group Inc (b)	7,012	91,997
Global Business Travel Group I Class A (b)	18,183	106,552
Golden Entertainment Inc	2,977	86,596
Jack in the Box Inc (b)(c)	3,028	38,153
Krispy Kreme Inc (b)	14,199	55,944
Kura Sushi USA Inc Class A (b)(c)	968	53,308
Life Time Group Holdings Inc (b)	22,894	613,788
Lindblad Expeditions Holdings Inc (b)	6,664	123,484
Lucky Strike Entertainment Corp Class A (c)	2,322	18,460
Marriott Vacations Worldwide Corp	4,204	302,730
Monarch Casino & Resort Inc	1,828	216,965
Nathan's Famous Inc	397	39,851
Navan Inc Class A (b)	5,678	99,308
Papa John's International Inc (c)	4,987	180,480
Penn Entertainment Inc (b)	19,335	337,589
Portillo's Inc Class A (b)	10,822	67,638
Pursuit Attractions and Hospitality Inc (b)	3,229	135,876
Rci Hospitality Holdings Inc	1,107	27,697
Red Rock Resorts Inc Class A	7,291	393,422
Rush Street Interactive Inc Class A (b)	14,768	414,981
Sabre Corp (b)	60,319	110,384
Serve Robotics Inc (b)(c)	9,268	87,397
Shake Shack Inc Class A (b)	6,109	625,929
Six Flags Entertainment Corp (b)	15,423	289,644
Sweetgreen Inc Class A (b)	16,432	113,052
Target Hospitality Corp (b)	4,824	70,141
United Parks & Resorts Inc (b)	4,170	146,993
Wendy's Co/The (c)	24,849	172,949
Xponential Fitness Inc Class A (b)(c)	4,200	27,636
		7,129,806
Household Durables - 2.2%
Beazer Homes USA Inc (b)	4,004	86,446
Cavco Industries Inc (b)	1,173	594,711
Century Communities Inc	3,827	214,389
Champion Homes Inc (b)	8,337	635,530
Cricut Inc Class A	7,419	31,976
Dream Finders Homes Inc Class A (b)	4,328	63,189
Ethan Allen Interiors Inc	3,575	76,291
Flexsteel Industries Inc	578	31,963
Gopro Inc Class A (b)	20,403	33,665
Green Brick Partners Inc (b)	4,614	311,168
Helen of Troy Ltd (b)	3,515	81,372
Hovnanian Enterprises Inc Class A (b)	702	78,933
Installed Building Products Inc	3,414	985,110
KB Home	9,528	504,889
La-Z-Boy Inc	6,215	215,909
Legacy Housing Corp (b)	1,398	30,406
Leggett & Platt Inc	20,423	221,998
LGI Homes Inc (b)	3,058	149,750
Lovesac Co/The (b)	2,111	33,375
M/I Homes Inc (b)	3,938	517,808
Meritage Homes Corp	10,097	679,932
Newell Brands Inc	63,661	259,737
SharkNinja Inc (b)(c)	10,668	1,232,474
Smith Douglas Homes Corp Class A (b)	1,419	20,120
Sonos Inc (b)	18,185	269,684
Taylor Morrison Home Corp (b)	14,680	891,663
Tri Pointe Homes Inc (b)	12,659	593,581
		8,846,069
Leisure Products - 0.4%
Acushnet Holdings Corp	4,140	400,835
Callaway Golf Co (b)	21,039	321,897
Funko Inc Class A (b)	6,221	27,434
JAKKS Pacific Inc	1,395	30,355
Johnson Outdoors Inc Class A	893	46,999
Latham Group Inc (b)	7,146	43,376
Malibu Boats Inc Class A (b)	2,824	72,294
MasterCraft Boat Holdings Inc (b)	1,882	43,945
Peloton Interactive Inc Class A (b)	62,320	339,644
Smith & Wesson Brands Inc	6,709	104,258
Sturm Ruger & Co Inc	2,412	104,633
		1,535,670
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	3,917	13,865
Abercrombie & Fitch Co Class A (b)	6,933	591,732
America's Car-Mart Inc/TX (b)	1,230	15,018
American Eagle Outfitters Inc	23,806	414,701
Arhaus Inc Class A	8,144	60,266
Arko Corp	11,726	77,392
Asbury Automotive Group Inc (b)	2,921	594,978
Barnes & Noble Education Inc (b)	3,384	33,366
Bed Bath & Beyond Inc (b)	10,983	53,817
Boot Barn Holdings Inc (b)	4,601	788,841
Buckle Inc/The	4,532	252,025
Build-A-Bear Workshop Inc	1,829	67,563
Caleres Inc	5,137	67,295
Camping World Holdings Inc Class A	9,933	81,351
Chewy Inc Class A (b)	36,111	917,942
Citi Trends Inc (b)	1,034	50,366
Designer Brands Inc Class A	5,473	41,048
EVgo Inc Class A (b)	20,852	43,789
Gap Inc/The	34,318	843,880
Genesco Inc (b)	1,481	52,561
Group 1 Automotive Inc	1,774	633,087
Haverty Furniture Cos Inc	2,094	46,361
Lands' End Inc (b)	1,769	19,972
MarineMax Inc (b)	2,912	83,691
Monro Inc	4,579	80,407
National Vision Holdings Inc (b)	11,940	277,247
OneWater Marine Inc Class A (b)	2,034	19,099
Penske Automotive Group Inc	2,785	477,683
Petco Health & Wellness Co Inc Class A (b)	13,563	38,519
RealReal Inc/The (b)	14,875	176,864
Revolve Group Inc Class A (b)	6,084	154,838
RH (b)	2,358	311,162
Sally Beauty Holdings Inc (b)	14,590	206,886
Shoe Carnival Inc	2,716	50,300
Signet Jewelers Ltd	6,137	546,377
Sonic Automotive Inc Class A	2,235	176,006
Stitch Fix Inc Class A (b)	17,995	65,502
ThredUp Inc Class A (b)	14,971	64,226
Upbound Group Inc	7,974	157,566
Urban Outfitters Inc (b)	8,122	571,301
Victoria's Secret & Co (b)	12,112	627,765
Warby Parker Inc Class A (b)	15,073	333,415
Winmark Corp	444	168,938
Zumiez Inc (b)	2,001	49,165
		10,398,173
Textiles, Apparel & Luxury Goods - 0.7%
Carter's Inc	5,538	200,033
Columbia Sportswear Co	3,830	233,324
Figs Inc Class A (b)	23,531	352,024
G-III Apparel Group Ltd	5,556	173,292
Kontoor Brands Inc	7,734	567,366
Lakeland Industries Inc	1,487	15,122
Levi Strauss & Co Class A	14,725	328,073
Movado Group Inc	2,420	65,920
Oxford Industries Inc (c)	2,164	92,706
Rocky Brands Inc	1,118	40,996
Steven Madden Ltd	10,957	411,545
Under Armour Inc Class A (b)	39,475	248,298
Under Armour Inc Class C (b)	6,913	41,962
Wolverine World Wide Inc	12,434	211,627
		2,982,288
TOTAL CONSUMER DISCRETIONARY		43,477,482
Consumer Staples - 2.4%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	1,158	274,492
MGP Ingredients Inc	2,118	42,233
National Beverage Corp (b)	3,538	121,070
Vita Coco Co Inc/The (b)	6,622	436,986
		874,781
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	5,058	397,255
Chefs' Warehouse Inc/The (b)	5,438	421,989
Grocery Outlet Holding Corp (b)	14,823	117,250
Ingles Markets Inc Class A	2,039	186,507
Natural Grocers by Vitamin Cottage Inc	1,599	46,307
PriceSmart Inc	3,803	596,767
United Natural Foods Inc (b)	9,169	458,633
Village Super Market Inc Class A	1,431	61,662
Weis Markets Inc	1,437	100,849
		2,387,219
Food Products - 0.8%
B&G Foods Inc	12,376	68,563
Beyond Meat Inc (b)(c)	69,291	68,189
Cal-Maine Foods Inc	6,820	526,914
Calavo Growers Inc	2,552	71,864
Flowers Foods Inc	32,754	296,751
Fresh Del Monte Produce Inc	4,987	208,905
J & J Snack Foods Corp	2,307	203,616
John B Sanfilippo & Son Inc	1,377	112,625
Lifeway Foods Inc (b)	933	25,042
Mama's Creations Inc (b)	5,748	81,564
Marzetti Company/The	3,064	399,178
Mission Produce Inc (b)	6,358	88,122
Pilgrim's Pride Corp	6,436	213,032
Seaboard Corp	39	221,751
Seneca Foods Corp Class A (b)	726	101,538
Simply Good Foods Co/The (b)	12,789	170,989
Tootsie Roll Industries Inc Class A	3,058	129,109
Utz Brands Inc Class A	11,937	95,019
Vital Farms Inc (b)	5,743	78,392
Westrock Coffee Co (b)	5,572	32,819
		3,193,982
Household Products - 0.4%
Central Garden & Pet Co (b)	1,423	52,679
Central Garden & Pet Co Class A (b)	7,454	250,157
Energizer Holdings Inc	9,358	183,230
Oil-Dri Corp of America	1,567	114,312
Reynolds Consumer Products Inc	8,323	174,533
Spectrum Brands Holdings Inc	3,494	288,604
WD-40 Co	2,035	427,269
		1,490,784
Personal Care Products - 0.3%
BellRing Brands Inc (b)	17,932	319,190
Coty Inc Class A (b)	55,967	137,679
Edgewell Personal Care Co	7,053	159,045
Herbalife Ltd (b)	15,544	258,030
Honest Co Inc/The (b)	15,711	54,989
Interparfums Inc	2,755	251,311
Medifast Inc (b)	1,494	16,239
Nature's Sunshine Products Inc (b)	2,118	57,525
Niagen Bioscience Inc (b)	8,671	41,014
Nu Skin Enterprises Inc Class A	7,319	53,429
Olaplex Holdings Inc (b)	19,337	39,254
USANA Health Sciences Inc (b)	1,631	31,070
		1,418,775
Tobacco - 0.1%
Turning Point Brands Inc	2,879	232,278
Universal Corp/VA	3,736	200,175
		432,453
TOTAL CONSUMER STAPLES		9,797,994
Energy - 5.8%
Energy Equipment & Services - 2.8%
Archrock Inc	26,443	1,024,667
Atlas Energy Solutions Inc (c)	11,771	204,580
Bristow Group Inc	3,794	186,399
Cactus Inc Class A	10,424	580,825
Core Laboratories Inc	7,059	103,414
DMC Global Inc (b)	2,630	16,253
Energy Services of America Corp	1,894	32,198
Expro Group Holdings NV (b)	15,239	277,502
Flowco Holdings Inc Class A	4,630	114,963
Forum Energy Technologies Inc (b)	1,713	107,696
Geospace Technologies Corp (b)	1,970	18,026
Helix Energy Solutions Group Inc (b)	20,592	213,127
Innovex International Inc (b)	5,837	162,093
Kodiak Gas Services Inc	12,553	851,093
Liberty Energy Inc Class A	24,465	826,672
Nabors Industries Ltd (b)	2,207	226,460
National Energy Services Reunited Corp (b)	8,963	223,537
Natural Gas Services Group Inc	1,635	66,528
Noble Corp PLC	18,985	968,805
Oceaneering International Inc (b)	15,047	564,864
Oil States International Inc (b)	8,344	95,789
Patterson-UTI Energy Inc	52,390	640,206
ProPetro Holding Corp (b)	14,334	245,541
Ranger Energy Services Inc Class A	2,412	42,114
RPC Inc	13,675	107,759
Select Water Solutions Inc Class A	17,016	284,678
Solaris Energy Infrastructure Inc Class A	6,940	512,450
TETRA Technologies Inc (b)	20,127	191,609
Tidewater Inc (b)	6,949	620,754
Transocean Ltd (b)(c)	149,587	1,020,184
Valaris Ltd (b)	9,703	989,513
		11,520,299
Oil, Gas & Consumable Fuels - 3.0%
Aemetis Inc (b)	9,532	30,025
Amplify Energy Corp (b)	5,293	33,874
California Resources Corp	11,931	814,410
Calumet Inc (b)	9,688	316,991
Centrus Energy Corp Class A (b)(c)	2,870	605,455
Clean Energy Fuels Corp (b)	26,524	61,005
CNX Resources Corp (b)	21,603	840,573
Comstock Inc (b)	11,169	36,634
Comstock Resources Inc (b)	12,085	210,521
Core Natural Resources Inc	7,772	697,459
Crescent Energy Co Class A	37,255	501,080
CVR Energy Inc (b)	4,604	152,577
Delek US Holdings Inc	9,086	423,317
Diversified Energy Co	9,747	162,288
Dorian LPG Ltd	5,592	215,572
Evolution Petroleum Corp	6,165	29,591
Excelerate Energy Inc Class A	3,705	129,305
Gevo Inc (b)	36,062	68,878
Granite Ridge Resources Inc	11,164	67,319
Green Plains Inc (b)	10,574	183,776
Gulfport Energy Corp (b)	2,383	458,823
HighPeak Energy Inc Class A (c)	3,938	26,699
Infinity Natural Resources Inc Class A (b)	2,537	41,328
International Seaways Inc	6,149	510,060
Kinetik Holdings Inc Class A (c)	7,079	357,773
Lightbridge Corp (b)	5,061	66,046
Magnolia Oil & Gas Corp Class A	27,684	837,164
NextDecade Corp (b)	21,514	168,455
Northern Oil & Gas Inc	16,230	440,807
Par Pacific Holdings Inc (b)	7,592	498,567
Peabody Energy Corp	18,403	490,624
PrimeEnergy Resources Corp (b)	109	24,152
REX American Resources Corp (b)	4,357	211,315
Riley Exploration Permian Inc	1,636	59,174
Ring Energy Inc (b)	25,392	47,737
Sable Offshore Corp (b)	18,696	268,288
SandRidge Energy Inc	5,093	79,196
Summit Midstream Corp Class A (b)	1,675	53,014
Talos Energy Inc (b)	19,075	303,674
Ur-Energy Inc (United States) (b)	52,350	93,707
Uranium Energy Corp (b)	73,082	1,088,191
VAALCO Energy Inc	16,519	108,530
Vitesse Energy Inc	4,681	87,816
W&T Offshore Inc	15,157	63,811
World Kinect Corp	8,538	230,270
		12,195,871
TOTAL ENERGY		23,716,170
Financials - 18.2%
Banks - 8.9%
1st Source Corp	2,741	201,546
ACNB Corp	1,597	80,952
Amalgamated Financial Corp	3,197	130,693
Amerant Bancorp Inc Class A	5,776	132,675
Ameris Bancorp	9,614	819,594
Arrow Financial Corp	2,199	81,033
Associated Banc-Corp	24,971	703,183
Atlantic Union Bankshares Corp	21,410	806,087
Avidbank Holdings Inc (b)	1,083	32,100
Axos Financial Inc (b)	8,513	820,994
Banc of California Inc	20,455	383,122
BancFirst Corp	3,137	350,121
Bancorp Inc/The (b)	6,441	385,365
Bank First Corp	1,534	222,906
Bank of Hawaii Corp	6,005	477,458
Bank of Marin Bancorp	2,422	62,100
BankUnited Inc	11,149	518,206
Bankwell Financial Group Inc	1,039	53,737
Banner Corp	5,133	343,449
Bar Harbor Bankshares	2,579	88,331
Beacon Financial Corp	12,592	359,250
BOK Financial Corp	3,180	425,452
Bridgewater Bancshares Inc (b)	3,251	58,941
Burke & Herbert Financial Services Corp	2,005	128,942
Business First Bancshares Inc	4,923	134,792
Byline Bancorp Inc	4,889	157,181
California BanCorp	3,279	61,285
Camden National Corp	2,578	124,182
Capital Bancorp Inc	1,724	54,289
Capital City Bank Group Inc	2,088	96,403
Capitol Federal Financial Inc	18,149	139,384
Carter Bankshares Inc (b)	3,261	83,482
Cathay General Bancorp	10,119	566,968
Central Pacific Financial Corp	4,048	134,717
ChoiceOne Financial Services Inc	2,128	63,904
City Holding Co	2,165	266,208
Civista Bancshares Inc	3,140	78,092
CNB Financial Corp/PA	4,398	133,611
Coastal Financial Corp/WA Class A (b)	1,994	150,786
CoastalSouth Bancshares Inc	1,098	28,053
Colony Bankcorp Inc	3,119	61,881
Columbia Financial Inc (b)	4,029	77,478
Commercial Bancgroup Inc	1,052	30,465
Community Financial System Inc	7,966	504,726
Community Trust Bancorp Inc	2,311	150,053
Community West Bancshares	3,455	81,953
Connectone Bancorp Inc	7,538	220,260
Customers Bancorp Inc (b)	4,770	363,808
CVB Financial Corp	19,359	394,343
Dime Community Bancshares Inc	6,152	220,795
Eagle Bancorp Inc	4,144	107,122
Eastern Bankshares Inc	32,621	659,923
Enterprise Financial Services Corp	5,558	321,364
Equity Bancshares Inc Class A	2,259	102,423
Esquire Financial Holdings Inc	1,009	106,066
Farmers National Banc Corp	8,531	120,031
FB Bancorp Inc (b)	2,569	35,915
FB Financial Corp	6,054	327,340
Financial Institutions Inc	3,020	102,891
First Bancorp/Southern Pines NC	6,241	360,355
First Busey Corp	13,239	346,862
First Business Financial Services Inc	1,257	70,643
First Commonwealth Financial Corp	15,414	283,772
First Community Bankshares Inc	2,806	119,592
First Community Corp/SC	1,370	40,566
First Financial Bancorp	15,587	471,974
First Financial Corp	1,812	118,994
First Hawaiian Inc	18,655	508,908
First Internet Bancorp	1,204	27,595
First Interstate BancSystem Inc Class A	13,447	477,234
First Merchants Corp	9,322	376,982
First Mid Bancshares Inc	3,304	139,065
Firstsun Capital Bancorp (b)	3,654	129,205
Five Star Bancorp	2,572	104,037
Flushing Financial Corp	5,213	84,034
FNB Corp/PA	54,764	977,537
Franklin Financial Services Corp	632	35,613
Fulton Financial Corp	28,937	624,750
GBank Financial Holdings Inc (b)	1,377	40,553
German American Bancorp Inc	5,679	244,595
Great Southern Bancorp Inc	1,234	84,183
Hanmi Financial Corp	4,488	134,236
Heritage Financial Corp Wash	6,241	171,752
Hilltop Holdings Inc	6,271	236,229
Hingham Institution For Savings The (c)	296	84,123
Home Bancorp Inc	1,022	63,558
Home BancShares Inc/AR	27,522	739,516
HomeTrust Bancshares Inc	1,994	91,066
Hope Bancorp Inc	19,480	242,526
Horizon Bancorp Inc/IN	7,660	138,646
Independent Bank Corp	7,463	582,039
Independent Bank Corp/MI	3,120	103,615
International Bancshares Corp	8,124	582,816
Investar Holding Corp	1,743	48,299
Kearny Financial Corp/MD	8,922	71,733
Lakeland Financial Corp	3,817	231,005
Live Oak Bancshares Inc	5,335	200,596
Mechanics Bancorp Class A	7,382	108,995
Mercantile Bank Corp	2,587	132,739
Meridian Corp	1,429	26,893
Metrocity Bankshares Inc	3,241	103,680
Metropolitan Bank Holding Corp	1,638	144,717
Mid Penn Bancorp Inc	3,114	102,669
Midland States Bancorp Inc	3,271	85,079
MVB Financial Corp	1,794	46,877
National Bank Holdings Corp Class A	6,758	288,567
NB Bancorp Inc	5,804	113,933
Nbt Bancorp Inc	7,927	346,331
Nicolet Bankshares Inc	2,937	430,212
Northeast Bank	1,110	138,029
Northfield Bancorp Inc	5,509	76,851
Northpointe Bancshares Inc	1,489	26,548
Northrim BanCorp Inc	3,341	81,955
Northwest Bancshares Inc	22,348	309,073
OceanFirst Financial Corp	8,674	165,413
Old Second Bancorp Inc	7,810	160,964
Origin Bancorp Inc	4,354	203,854
Orrstown Financial Services Inc	2,922	107,354
Park National Corp	2,432	418,766
Parke Bancorp Inc	1,421	42,786
Pathward Financial Inc	3,271	284,054
Peapack-Gladstone Financial Corp	2,362	98,614
Peoples Bancorp Inc/OH	5,316	182,870
Peoples Financial Services Corp	1,434	81,681
Preferred Bank/Los Angeles CA	1,707	161,704
Provident Financial Services Inc	19,771	448,406
QCR Holdings Inc	2,494	225,507
Red River Bancshares Inc	705	63,965
Renasant Corp	14,212	566,917
Republic Bancorp Inc/KY Class A	1,464	110,869
S&T Bancorp Inc	5,679	250,614
Seacoast Banking Corp of Florida	14,530	457,259
Shore Bancshares Inc	4,584	88,471
Sierra Bancorp	1,786	64,439
Simmons First National Corp Class A	21,799	463,447
SmartFinancial Inc	2,179	91,387
South Plains Financial Inc	1,829	75,135
Southern First Bancshares Inc (b)	1,134	63,844
Southern Missouri Bancorp Inc	1,396	95,263
Southside Bancshares Inc	4,308	142,293
Stellar Bancorp Inc	6,815	255,971
Stock Yards Bancorp Inc	4,139	299,374
Texas Capital Bancshares Inc (b)	6,616	666,231
TFS Financial Corp	7,895	118,741
Third Coast Bancshares Inc (b)	1,876	70,050
Tompkins Financial Corp	1,915	161,377
Towne Bank/Portsmouth VA	12,946	460,360
TriCo Bancshares	4,926	247,630
Triumph Financial Inc (b)	3,428	232,007
TrustCo Bank Corp NY	2,734	130,138
Trustmark Corp	8,867	393,429
United Community Bank/SC	18,151	604,973
Unity Bancorp Inc	980	51,234
Univest Financial Corp	4,292	163,053
WaFd Inc	11,429	404,587
Washington Trust Bancorp Inc	2,992	94,039
WesBanco Inc	14,548	500,160
Westamerica BanCorp	3,730	204,479
WSFS Financial Corp	8,014	576,768
		36,630,840
Capital Markets - 3.0%
Acadian Asset Management Inc	3,963	266,908
AI Financial Corp (b)	20,466	15,354
Artisan Partners Asset Management Inc Class A	10,819	405,063
Bakkt Inc Class A (b)	2,090	18,016
BGC Group Inc Class A	54,570	612,821
BRC Group Holdings Inc (b)(c)	2,685	23,064
Cohen & Steers Inc	4,165	292,758
DigitalBridge Group Inc Class A	25,018	389,280
Donnelley Financial Solutions Inc (b)	4,008	201,602
Federated Hermes Inc Class B	11,119	645,903
Galaxy Digital Inc Class A (c)	29,201	801,275
GCM Grosvenor Inc Class A	9,540	104,177
Hamilton Lane Inc Class A	6,231	573,190
Innventure Inc (b)	7,197	46,852
Lazard Inc	17,138	831,193
Miami International Holdings Inc	4,582	213,017
Moelis & Co Class A	11,288	735,075
Oppenheimer Holdings Inc Class A	906	103,719
Perella Weinberg Partners Class A	10,153	230,879
Piper Sandler Cos	10,229	891,969
PJT Partners Inc Class A	3,680	562,083
Ridgepost Capital Inc Class A	9,761	77,405
StepStone Group Inc Class A	11,258	595,548
StoneX Group Inc (b)	10,566	1,120,313
TPG Inc Class A	19,726	860,448
Victory Capital Holdings Inc Class A	7,182	563,859
Virtu Financial Inc Class A	12,035	597,658
Virtus Invt Partners Inc	989	143,949
WisdomTree Inc	17,414	296,038
		12,219,416
Consumer Finance - 1.4%
Atlanticus Holdings Corp (b)	848	67,340
Bread Financial Holdings Inc	6,682	566,500
Dave Inc Class A (b)	1,687	458,847
DeFi Development Corp (b)(c)	3,902	17,129
Encore Capital Group Inc (b)	3,347	277,031
Enova International Inc (b)	3,738	633,255
EZCORP Inc Class A (b)	8,823	289,218
Figure Technology Solutions Inc Class A	4,845	170,060
FirstCash Holdings Inc	5,829	1,272,004
Green Dot Corp Class A (b)	7,675	96,321
Jefferson Capital Inc	2,610	54,131
LendingClub Corp (b)	17,605	300,517
Lendingtree Inc (b)	1,735	86,039
Navient Corp	10,449	96,549
Nelnet Inc Class A	2,088	295,870
NerdWallet Inc Class A (b)	5,415	58,699
Oportun Financial Corp (b)	6,386	38,890
OppFi Inc Class A (b)	4,321	41,093
PRA Group Inc (b)	5,934	129,302
PROG Holdings Inc	6,013	215,446
Regional Management Corp	1,336	49,900
Upstart Holdings Inc (b)(c)	13,269	419,035
World Acceptance Corp (b)	444	65,339
		5,698,515
Financial Services - 1.9%
Alerus Financial Corp	4,081	109,942
Better Home & Finance Holding Co Class A (b)	1,124	46,230
Cannae Holdings Inc	7,701	104,041
Cantaloupe Inc (b)	9,182	100,267
Cass Information Systems Inc	1,851	87,534
Enact Holdings Inc	4,408	188,354
Federal Agricultural Mortgage Corp Class C	1,499	260,526
Finance of America Cos Inc Class A (b)	1,003	19,808
Flywire Corp (b)	17,120	231,291
HA Sustainable Infrastructure Capital Inc	19,433	815,214
International Money Express Inc (b)	4,336	68,986
Jackson Financial Inc	10,832	1,254,021
loanDepot Inc Class A (b)	31,164	48,304
Marqeta Inc Class A (b)	60,034	260,548
Merchants Bancorp/IN	4,530	210,826
NCR Atleos Corp (b)	11,309	501,893
NewtekOne Inc	4,840	62,775
NMI Holdings Inc (b)	11,621	449,849
Onity Group Inc (b)	1,069	49,185
Paymentus Holdings Inc Class A (b)	7,930	222,437
Payoneer Global Inc (b)	45,490	226,540
Paysign Inc (b)	5,504	36,106
PennyMac Financial Services Inc	4,517	407,840
Priority Technology Holdings Inc (b)	5,273	27,314
Radian Group Inc	20,748	743,401
Remitly Global Inc (b)	26,245	574,503
Repay Holdings Corp Class A (b)	11,165	42,315
Sezzle Inc (b)	2,638	209,985
Shift4 Payments Inc Class A (b)(c)	2,217	98,169
UWM Holdings Corp Class A	40,328	142,761
Velocity Financial Inc (b)	1,419	27,373
Walker & Dunlop Inc	5,360	269,876
		7,898,214
Insurance - 2.2%
Abacus Global Management Inc Class A (c)	5,231	49,695
American Coastal Insurance Corp	3,744	44,554
American Integrity Insurance Group Inc	1,119	21,932
Amerisafe Inc	3,253	98,566
Baldwin Insurance Group Inc/The Class A (b)	12,037	273,481
Bowhead Specialty Holdings Inc (b)	2,869	68,225
Brighthouse Financial Inc (b)	8,673	539,981
CNO Financial Group Inc	14,666	651,904
Donegal Group Inc Class A (c)	2,803	47,146
Employers Holdings Inc	3,709	156,223
F&G Annuities & Life Inc	5,896	168,861
Genworth Financial Inc Class A (b)	60,829	534,687
Goosehead Insurance Inc Class A (b)	3,880	173,785
Greenlight Capital Re Ltd Class A (b)	3,876	71,008
Hagerty Inc Class A (b)	5,700	57,912
HCI Group Inc	1,671	256,615
Heritage Insurance Holdings Inc (b)	3,416	100,157
Hippo Holdings Inc (b)	3,294	86,731
Horace Mann Educators Corp	6,382	289,998
Investors Title Co	253	59,905
James River Group Holdings Inc	6,935	42,997
Kemper Corp	661	22,269
Kingstone Cos Inc	1,971	32,857
Lemonade Inc (b)	9,645	546,293
MBIA Inc (b)	7,504	43,823
Mercury General Corp	4,044	393,522
Neptune Insurance Holdings Inc Class A	2,792	70,163
Octave Specialty Group Inc (b)	7,317	32,414
Oscar Health Inc Class A (b)	33,049	610,085
Palomar Hldgs Inc (b)	4,073	490,308
ProAssurance Corp (b)	7,758	191,623
Root Inc/OH Class A (b)	2,180	118,766
Safety Insurance Group Inc	2,402	180,534
Selectquote Inc (b)	25,055	23,046
SiriusPoint Ltd (b)	15,907	372,383
Skyward Specialty Insurance Group Inc (b)	6,436	292,516
Slide Insurance Holdings Inc (b)	3,828	71,392
Stewart Information Services Corp	4,669	326,783
Tiptree Inc Class A	3,719	64,116
Trupanion Inc (b)	5,363	128,658
TWFG Inc Class A (b)	2,435	45,242
United Fire Group Inc	3,313	133,580
Universal Insurance Holdings Inc	3,875	153,566
White Mountains Insurance Group Ltd	372	830,301
		8,968,603
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Adamas Trust Inc	12,805	114,989
Apollo Commercial Real Estate Finance Inc	20,187	220,846
Arbor Realty Trust Inc (c)	29,997	236,976
Ares Commercial Real Estate Corp	8,718	45,595
ARMOUR Residential REIT Inc	17,320	303,793
Brightspire Capital Inc Class A	20,155	116,899
Chimera Investment Corp	12,705	174,694
Claros Mortgage Trust Inc (b)	19,594	51,728
Dynex Capital Inc (c)	30,565	416,295
Ellington Financial Inc	18,544	245,708
Franklin BSP Realty Trust Inc	12,640	115,024
Invesco Mortgage Capital Inc	11,078	90,064
Kkr Real Estate Finance Trust Inc	8,340	51,124
Ladder Capital Corp Class A	16,858	173,300
MFA Financial Inc	15,830	162,258
Orchid Island Capital Inc (c)	29,051	204,229
Pennymac Mortgage Investment Trust	12,979	158,084
Ready Capital Corp	24,673	46,632
Redwood Trust Inc	18,934	105,273
TPG Mortgage Investment Trust Inc	4,967	39,190
TPG RE Finance Trust Inc	12,321	104,236
Two Harbors Investment Corp	16,178	187,179
		3,364,116
TOTAL FINANCIALS		74,779,704
Health Care - 16.5%
Biotechnology - 8.1%
4D Molecular Therapeutics Inc (b)	5,824	51,659
Abeona Therapeutics Inc (b)(c)	7,781	42,484
Absci Corp (b)(c)	20,092	99,958
ACADIA Pharmaceuticals Inc (b)	18,879	423,834
Achieve Life Sciences Inc (b)	8,127	35,678
ADMA Biologics Inc (b)	36,097	369,994
Agenus Inc (b)	5,237	20,477
Agios Pharmaceuticals Inc (b)	8,859	248,052
Akebia Therapeutics Inc (b)	40,367	55,706
Aldeyra Therapeutics Inc (b)	7,694	11,695
Alector Inc (b)	14,016	33,218
Allogene Therapeutics Inc (b)	24,824	52,875
Altimmune Inc (b)	19,350	50,310
AnaptysBio Inc (b)	2,957	194,364
Anavex Life Sciences Corp (b)(c)	14,255	47,612
Anika Therapeutics Inc (b)	2,166	26,967
Annexon Inc (b)	20,213	118,650
Apogee Therapeutics Inc (b)	8,088	670,414
Arbutus Biopharma Corp (b)	23,141	97,192
Arcturus Therapeutics Holdings Inc (b)	3,983	34,333
Arcus Biosciences Inc (b)	12,757	325,304
Arcutis Biotherapeutics Inc (b)	16,800	390,096
Ardelyx Inc (b)	36,624	231,830
ArriVent Biopharma Inc (b)(c)	4,600	143,014
ARS Pharmaceuticals Inc (b)(c)	9,973	82,377
Assembly Biosciences Inc (b)	1,693	45,626
Atrium Therapeutics Inc	2,110	26,945
aTyr Pharma Inc (b)	15,765	12,729
Aura Biosciences Inc (b)	8,616	60,743
Beam Therapeutics Inc (b)	14,917	452,433
Bicara Therapeutics Inc (b)	4,802	103,627
BioCryst Pharmaceuticals Inc (b)	36,425	333,653
Biohaven Ltd (b)	17,376	166,636
Biomea Fusion Inc (b)	8,461	11,507
Black Diamond Therapeutics Inc (b)	6,914	18,322
C4 Therapeutics Inc (b)	12,033	34,053
Cabaletta Bio Inc (b)	14,545	43,490
Candel Therapeutics Inc (b)	5,910	36,524
Capricor Therapeutics Inc (b)	6,936	232,911
Cardiff Oncology Inc (b)(c)	10,608	18,352
CareDx Inc (b)	7,773	161,756
Caribou Biosciences Inc (b)	12,700	23,876
Cartesian Therapeutics Inc rights (b)(d)	15,874	4,603
Catalyst Pharmaceuticals Inc (b)	17,419	489,996
Celcuity Inc (b)	5,432	659,173
Celldex Therapeutics Inc (b)	10,000	328,800
CG oncology Inc (b)	10,323	688,957
Chinook Therapeutics Inc rights (b)(d)	702	0
Cogent Biosciences Inc (b)	23,102	826,821
Coherus Oncology Inc (b)	22,462	39,870
Compass Therapeutics Inc (b)	23,030	40,763
Corbus Pharmaceuticals Holdings Inc (b)	2,373	23,445
Corvus Pharmaceuticals Inc (b)	11,105	168,685
Cullinan Therapeutics Inc (b)	7,750	101,138
CytomX Therapeutics Inc (b)	26,923	113,615
Denali Therapeutics Inc (b)	22,378	418,916
Design Therapeutics Inc (b)	4,471	60,806
DiaMedica Therapeutics Inc (b)	4,643	28,090
Dianthus Therapeutics Inc (b)	5,555	487,729
Disc Medicine Inc (b)	4,777	315,043
Dyne Therapeutics Inc (b)	21,733	381,414
Editas Medicine Inc (b)	14,689	44,067
Eledon Pharmaceuticals Inc (b)	11,355	41,332
Emergent BioSolutions Inc (b)	7,912	65,116
Enanta Pharmaceuticals Inc (b)	4,054	56,310
Entrada Therapeutics Inc (b)	3,583	48,371
Erasca Inc (b)	35,946	382,825
Evommune Inc	1,693	40,293
Fate Therapeutics Inc (b)	15,245	19,056
First Tracks Biotherapeutics Inc	2,957	68,809
Galectin Therapeutics Inc (b)	7,750	17,593
Geron Corp (b)	81,820	126,003
Gossamer Bio Inc (b)	35,839	13,182
GRAIL Inc (b)	4,491	244,670
Heron Therapeutics Inc (b)	28,072	33,686
Humacyte Inc Class A (b)(c)	25,765	21,689
Ideaya Biosciences Inc (b)	13,203	384,207
Immunic Inc (b)	1,878	18,066
ImmunityBio Inc (b)(c)	46,134	327,551
Immunome Inc (b)	15,624	358,415
Immunovant Inc (b)	11,636	315,859
Inhibrx Biosciences Inc (b)	1,442	186,321
Intellia Therapeutics Inc (b)	17,531	236,318
Iovance Biotherapeutics Inc (b)	50,530	169,781
Ironwood Pharmaceuticals Inc Class A (b)	21,574	88,993
Jade Biosciences Inc (b)	4,906	119,706
Janux Therapeutics Inc (b)	7,309	105,030
KalVista Pharmaceuticals Inc (b)(c)	5,930	158,094
Keros Therapeutics Inc (b)(c)	2,981	33,149
Kodiak Sciences Inc (b)	6,060	263,489
Korro Bio Inc (b)	1,027	13,854
Krystal Biotech Inc (b)	3,889	1,019,929
Kura Oncology Inc (b)	13,124	115,885
Kymera Therapeutics Inc (b)	9,253	750,141
Kyverna Therapeutics Inc (b)	5,350	47,080
Larimar Therapeutics Inc (b)	6,325	25,680
Lexeo Therapeutics Inc (b)	8,889	50,623
Lineage Cell Therapeutics Inc (b)	34,673	52,356
Lyell Immunopharma Inc (b)	2,161	42,637
MacroGenics Inc (b)	8,747	26,941
MannKind Corp (b)	46,762	132,336
MapLight Therapeutics Inc (c)	3,013	96,024
MiMedx Group Inc (b)	17,704	59,485
Mineralys Therapeutics Inc (b)	8,348	222,474
Mirum Pharmaceuticals Inc (b)	7,121	692,945
Monopar Therapeutics Inc (b)	593	30,925
Monte Rosa Therapeutics Inc (b)	9,308	178,248
Myriad Genetics Inc (b)	14,144	67,184
Neurogene Inc (b)	1,625	42,396
Nkarta Inc (b)	7,959	22,046
Novavax Inc (b)(c)	24,594	194,907
Nurix Therapeutics Inc (b)	14,555	243,069
Nuvalent Inc Class A (b)	7,912	793,415
Ocugen Inc (b)	49,386	85,438
Olema Pharmaceuticals Inc (b)	7,856	113,205
OmniAb Operations Inc (b)(d)	613	288
OmniAb Operations Inc (b)(d)	613	219
Oncternal Therapeutics Inc rights (b)(d)	19	0
Organogenesis Holdings Inc Class A (b)	11,386	26,757
ORIC Pharmaceuticals Inc (b)	11,593	114,539
Oruka Therapeutics Inc (b)	5,906	404,029
Palvella Therapeutics Inc (b)	1,396	179,135
Perspective Therapeutics Inc (b)	12,892	50,279
Precigen Inc (b)	26,569	110,527
Prime Medicine Inc (b)	16,532	58,606
ProKidney Corp Class A (b)(c)	15,781	29,984
Protagonist Therapeutics Inc (b)	8,840	874,895
Protara Therapeutics Inc (b)	6,925	36,910
PTC Therapeutics Inc (b)	12,098	787,096
Puma Biotechnology Inc (b)	5,902	44,324
Recursion Pharmaceuticals Inc Class A (b)(c)	78,612	271,998
REGENXBIO Inc (b)	7,233	64,880
Relay Therapeutics Inc (b)	19,842	257,152
Replimune Group Inc (b)	11,546	29,673
Rezolute Inc (b)	13,214	42,285
Rhythm Pharmaceuticals Inc (b)	9,170	746,071
Rigel Pharmaceuticals Inc (b)	2,758	79,706
Rocket Pharmaceuticals Inc (b)	13,701	47,679
Sagimet Biosciences Inc Class A (b)	4,124	33,116
Sana Biotechnology Inc (b)	24,542	80,743
Sangamo Therapeutics Inc (b)	58,830	7,013
Savara Inc (b)	20,554	107,703
Scholar Rock Holding Corp (b)	12,772	595,303
SELLAS Life Sciences Group Inc (b)(c)	25,690	127,166
Sionna Therapeutics Inc (b)	2,157	83,476
Soleno Therapeutics Inc (b)	7,420	391,924
Solid Biosciences Inc (b)	6,931	50,319
Spyre Therapeutics Inc (b)	10,286	765,793
Stoke Therapeutics Inc (b)	7,749	253,547
Summit Therapeutics Inc (b)	23,269	499,353
Syndax Pharmaceuticals Inc (b)	13,058	279,833
Tango Therapeutics Inc (b)	14,812	320,235
Taysha Gene Therapies Inc (b)	33,426	213,592
Tectonic Therapeutic Inc (b)(c)	1,472	41,172
TG Therapeutics Inc (b)	20,518	693,098
Tonix Pharmaceuticals Holding Corp (b)	2,015	26,054
Travere Therapeutics Inc (b)	13,523	569,589
Twist Bioscience Corp (b)	9,275	542,124
Tyra Biosciences Inc (b)	3,526	122,529
Ultragenyx Pharmaceutical Inc (b)	14,685	362,573
Upstream Bio Inc (b)	5,173	47,488
Vanda Pharmaceuticals Inc (b)	8,982	63,772
Vaxcyte Inc (b)	19,333	1,106,621
Vera Therapeutics Inc Class A (b)	9,708	345,702
Veracyte Inc (b)	11,929	392,703
Verastem Inc (b)	11,171	60,994
Vericel Corp (b)	7,658	265,962
Vir Biotechnology Inc (b)	17,004	173,696
Viridian Therapeutics Inc (b)	12,854	173,272
Voyager Therapeutics Inc (b)	6,874	25,640
Xencor Inc (b)	10,754	128,295
XOMA Royalty Corp (b)	1,437	58,831
Zenas Biopharma Inc (b)	4,287	82,825
		33,275,432
Health Care Equipment & Supplies - 2.1%
Alphatec Holdings Inc (b)	17,455	170,361
AngioDynamics Inc (b)	6,233	68,189
Anteris Technologies Global Corp (b)	11,530	70,910
Artivion Inc (b)	6,325	226,625
AtriCure Inc (b)	7,499	210,797
Avanos Medical Inc (b)	6,977	171,774
Axogen Inc (b)	7,543	325,858
Beta Bionics Inc (b)	6,132	62,546
Bioventus Inc (b)	6,971	68,804
Butterfly Network Inc Class A (b)	31,206	149,477
Ceribell Inc (b)	3,189	64,290
Cerus Corp (b)	28,902	58,671
ClearPoint Neuro Inc (b)	4,588	51,294
CONMED Corp	4,686	171,789
CVRx Inc (b)	2,762	20,742
Delcath Systems Inc (b)	4,065	42,195
Electromed Inc (b)	1,056	27,150
Embecta Corp	9,042	82,734
Enovis Corp (b)	8,700	203,928
Glaukos Corp (b)	8,669	1,245,475
Haemonetics Corp (b)	6,994	420,269
Inogen Inc (b)	3,655	25,987
Inspire Medical Systems Inc (b)	3,968	222,764
Integer Holdings Corp (b)	5,275	466,890
Integra LifeSciences Holdings Corp (b)	10,081	106,254
iRadimed Corp	1,207	100,712
Kestra Medical Technologies Ltd (b)	2,903	60,150
LeMaitre Vascular Inc	3,138	344,396
Merit Medical Systems Inc (b)	8,916	607,893
Microbot Medical Inc (b)(c)	10,254	21,430
Neogen Corp (b)	32,728	307,643
NeuroPace Inc (b)	3,638	61,337
Novocure Ltd (b)	15,474	235,360
Omnicell Inc (b)	6,777	280,703
OraSure Technologies Inc (b)	10,831	32,926
Orthofix Medical Inc (b)	5,959	70,078
OrthoPediatrics Corp (b)	2,540	38,252
Procept Biorobotics Corp (b)	8,540	205,302
Pulse Biosciences Inc (b)(c)	2,754	58,302
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	1,633
QuidelOrtho Corp (b)	10,385	127,736
RxSight Inc (b)	5,554	39,267
SANUWAVE Health Inc (b)	1,034	16,926
Senseonics Holdings Inc (b)(c)	5,769	38,133
SI-BONE Inc (b)	5,816	72,060
Sight Sciences Inc (b)	5,140	21,022
STAAR Surgical Co (b)	7,507	197,885
Stereotaxis Inc (b)	12,327	23,051
Streamex Corp (b)	13,290	10,169
Tactile Systems Technology Inc (b)	3,368	77,531
Tandem Diabetes Care Inc (b)	10,289	200,893
TransMedics Group Inc (b)	5,178	521,891
UFP Technologies Inc (b)	1,168	223,824
Varex Imaging Corp (b)	6,292	73,302
		8,805,580
Health Care Providers & Services - 2.3%
Accendra Health Inc (b)	11,327	42,023
AdaptHealth Corp (b)	16,157	211,818
Addus HomeCare Corp (b)	2,745	265,963
agilon health Inc (b)	1,905	53,245
Alignment Healthcare Inc (b)	24,180	545,017
AMN Healthcare Services Inc (b)	5,832	119,381
Ardent Health Inc (b)	3,698	36,092
Astrana Health Inc (b)	6,514	222,388
Aveanna Healthcare Holdings Inc (b)	10,641	69,592
BrightSpring Health Services Inc (b)	19,959	957,434
Brookdale Senior Living Inc (b)	35,681	512,379
Castle Biosciences Inc (b)	4,402	107,805
Clover Health Investments Corp Class A (b)	60,639	166,757
Community Health Systems Inc (b)	17,163	48,743
Concentra Group Holdings Parent Inc	17,905	402,325
CorVel Corp (b)	4,714	270,866
Cross Country Healthcare Inc (b)	4,641	46,967
Enhabit Inc (b)	7,554	103,792
Fulgent Genetics Inc (b)	3,088	46,907
GeneDx Holdings Corp Class A (b)	3,255	204,707
Guardian Pharmacy Services Inc Class A (b)	3,740	138,754
Hims & Hers Health Inc Class A (b)(c)	31,545	857,079
Hinge Health Inc Class A (b)	2,261	100,841
Infusystem Holdings Inc (b)	3,039	30,785
LifeStance Health Group Inc (b)	29,364	222,285
National HealthCare Corp	1,873	324,572
NeoGenomics Inc (b)	19,515	180,709
NRC Health Class A	2,040	33,578
Nutex Health Inc (b)	788	93,930
Oncology Institute Inc/The (b)	10,372	40,036
OPKO Health Inc (b)	63,583	71,531
PACS Group Inc (b)	6,603	221,531
Pediatrix Medical Group Inc (b)	12,697	285,809
Pennant Group Inc/The (b)	5,204	162,989
Privia Health Group Inc (b)	17,472	434,179
Progyny Inc (b)	12,169	226,100
RadNet Inc (b)	10,541	596,094
Select Medical Holdings Corp	16,551	271,602
Sonida Senior Living Inc (b)	1,119	42,477
Strata Critical Medical Inc (b)	3,263	16,380
Surgery Partners Inc (b)	11,459	160,770
Talkspace Inc Class A (b)	21,158	109,810
US Physical Therapy Inc	2,297	163,592
Viemed Healthcare Inc (b)	4,996	49,760
		9,269,394
Health Care Technology - 0.3%
Certara Inc (b)	18,068	110,757
Claritev Corp Class A (b)(c)	1,169	28,442
Evolent Health Inc Class A (b)	17,121	64,204
GoodRx Holdings Inc Class A (b)	14,325	33,807
Health Catalyst Inc (b)	11,043	13,803
HealthStream Inc	3,580	74,321
HeartFlow Inc (b)	2,737	81,453
LifeMD Inc (b)	6,544	30,626
OptimizeRx Corp (b)	2,609	16,253
Phreesia Inc (b)	8,898	81,951
Schrodinger Inc/United States (b)	8,588	102,712
Simulations Plus Inc (b)	2,523	35,751
Teladoc Health Inc (b)	27,060	163,984
TruBridge Inc (b)	1,497	38,473
Waystar Holding Corp (b)	17,400	371,925
		1,248,462
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	17,744	391,255
Adaptive Biotechnologies Corp (b)	17,850	251,685
Azenta Inc (b)	6,237	153,243
BioLife Solutions Inc (b)	5,899	124,351
Codexis Inc (b)	12,289	34,655
CryoPort Inc (b)	7,553	77,494
Cytek Biosciences Inc (b)	16,648	75,915
Fortrea Holdings Inc (b)	13,939	160,299
Ginkgo Bioworks Holdings Inc Class A (b)	6,604	55,870
Lifecore Biomedical Inc (b)	5,668	28,737
Maravai LifeSciences Holdings Inc Class A (b)	18,610	68,485
MaxCyte Inc (b)	15,927	14,015
Mesa Laboratories Inc	836	83,600
Pacific Biosciences of California Inc (b)	46,074	73,258
Personalis Inc (b)	8,080	44,602
Quanterix Corp (b)	6,622	20,726
Quantum-Si Inc Class A (b)(c)	28,349	27,798
Sotera Health Co (b)	35,052	545,409
Standard BioTools Inc (b)	46,105	42,818
		2,274,215
Pharmaceuticals - 3.1%
Aclaris Therapeutics Inc (b)	14,660	63,624
Alumis Inc (b)	12,205	301,341
Amneal Intermediate Inc Class A (b)	25,525	328,507
Amphastar Pharmaceuticals Inc (b)	5,353	117,552
Amylyx Pharmaceuticals Inc (b)	12,577	201,232
ANI Pharmaceuticals Inc (b)	2,709	215,230
Aquestive Therapeutics Inc (b)	13,673	56,059
Arvinas Inc (b)	9,695	95,981
Atea Pharmaceuticals Inc (b)	10,672	58,803
Axsome Therapeutics Inc (b)	6,381	1,325,654
BioAge Labs Inc (b)	4,527	76,280
Collegium Pharmaceutical Inc (b)	4,762	160,622
Contineum Therapeutics Inc Class A (b)	3,666	46,998
CorMedix Inc (b)(c)	11,114	84,355
Crinetics Pharmaceuticals Inc (b)	15,498	601,012
Definium Therapeutics Inc (b)	14,828	324,437
Edgewise Therapeutics Inc (b)	11,168	345,761
Enliven Therapeutics Inc (b)	6,714	276,818
Esperion Therapeutics Inc (b)	36,014	72,028
Eton Pharmaceuticals Inc (b)	3,474	83,793
Evolus Inc (b)	9,979	53,787
EyePoint Inc (b)	11,728	154,810
Filana Therapeutics Inc (b)	7,456	10,811
Fulcrum Therapeutics Inc (b)	7,296	52,020
Harmony Biosciences Holdings Inc (b)	6,007	187,779
Harrow Inc (b)	5,003	202,772
Indivior Pharmaceuticals Inc	18,794	691,244
Innoviva Inc (b)	10,709	246,200
LB Pharmaceuticals Inc	3,673	116,471
LENZ Therapeutics Inc (b)(c)	3,485	31,295
Lexicon Pharmaceuticals Inc (b)	32,783	52,781
Ligand Pharmaceuticals Inc (b)	2,964	680,090
Liquidia Corp (b)	10,370	406,608
Maze Therapeutics Inc (b)	3,181	84,551
MBX Biosciences Inc (b)	3,794	114,655
Nektar Therapeutics (b)	4,219	358,784
Neumora Therapeutics Inc (b)	13,496	33,335
Novartis AG rights (b)(d)	7,778	0
Nuvation Bio Inc Class A (b)	36,091	160,605
Ocular Therapeutix Inc (b)	26,387	247,246
Omeros Corp (b)(c)	10,679	155,913
Organon & Co	39,325	521,056
Pacira BioSciences Inc (b)	6,200	158,038
Perrigo Co PLC	21,240	251,482
Phathom Pharmaceuticals Inc (b)	7,481	83,787
Phibro Animal Health Corp Class A	3,115	165,656
Prestige Consumer Healthcare Inc (b)	7,126	401,336
Rapport Therapeutics Inc (b)	4,311	142,823
Septerna Inc (b)	3,444	81,829
SIGA Technologies Inc	6,444	29,642
Supernus Pharmaceuticals Inc (b)	8,642	414,816
Tarsus Pharmaceuticals Inc (b)	5,882	374,154
Terns Pharmaceuticals Inc (b)	12,968	686,396
Theravance Biopharma Inc (b)	5,620	94,079
Third Harmonic Bio Inc (b)(d)	4,575	0
Trevi Therapeutics Inc (b)	15,643	215,248
WaVe Life Sciences Ltd (b)	22,040	155,602
Xeris Biopharma Holdings Inc (b)	25,001	153,131
Zevra Therapeutics Inc (b)	8,492	86,364
		12,893,283
TOTAL HEALTH CARE		67,766,366
Industrials - 15.9%
Aerospace & Defense - 1.7%
AAR Corp (b)	5,875	648,424
AeroVironment Inc (b)	4,817	939,412
AerSale Corp (b)	4,792	32,202
AIRO Group Holdings Inc (b)	1,706	13,034
Archer Aviation Inc Class A (b)(c)	93,748	538,114
Astronics Corp (b)	4,766	340,292
Byrna Technologies Inc (b)	3,064	17,924
Cadre Holdings Inc	4,364	129,393
Ducommun Inc (b)	2,064	292,944
Eve Holding Inc Class A (b)	15,235	43,877
Innovative Solutions And Support Inc (b)	1,876	41,272
Intuitive Machines Inc Class A (b)	17,049	432,192
Leonardo DRS Inc	11,637	472,811
Loar Holdings Inc (b)	5,393	302,655
Mercury Systems Inc (b)	7,962	628,281
National Presto Industries Inc	796	111,313
Park Aerospace Corp	2,736	92,641
Red Cat Holdings Inc (b)(c)	16,008	187,614
Redwire Corp Class A (b)	11,992	110,206
StandardAero Inc (b)	28,705	713,606
V2X Inc (b)	3,088	209,397
Virgin Galactic Holdings Inc Class A (b)(c)	11,845	28,191
Voyager Technologies Inc Class A	2,054	54,246
VSE Corp	4,356	747,838
		7,127,879
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)	3,411	71,836
Hub Group Inc Class A	9,141	400,650
		472,486
Building Products - 1.3%
AAON Inc	10,238	955,308
American Woodmark Corp (b)	2,208	96,445
Apogee Enterprises Inc	3,269	118,992
AZZ Inc	4,489	642,107
CSW Industrials Inc	2,490	725,088
Gibraltar Industries Inc (b)	4,481	174,893
Griffon Corp	5,893	537,265
Hayward Holdings Inc (b)	29,961	449,715
Insteel Industries Inc	2,943	77,048
Janus International Group Inc (b)	20,987	109,132
JELD-WEN Holding Inc (b)	13,798	18,902
Masterbrand Inc (b)	19,303	173,341
Quanex Building Products Corp	6,929	138,164
Resideo Technologies Inc (b)	20,751	858,469
Tecnoglass Inc	3,972	171,114
		5,245,983
Commercial Services & Supplies - 1.5%
ABM Industries Inc	8,854	361,243
ACCO Brands Corp	14,374	46,141
ACV Auctions Inc Class A (b)	26,496	137,514
Brady Corp Class A	6,575	537,967
BrightView Holdings Inc (b)	10,461	124,486
Brink's Co/The	6,265	668,789
CoreCivic Inc (b)	15,082	308,578
Deluxe Corp	6,791	211,540
Ennis Inc	3,916	81,766
Enviri Corp (b)	12,045	237,166
GEO Group Inc/The (b)	20,798	384,971
Healthcare Services Group Inc (b)	10,631	227,610
HNI Corp	10,516	384,255
Interface Inc	8,776	244,675
Liquidity Services Inc (b)	3,559	126,878
MillerKnoll Inc	10,395	167,152
Montrose Environmental Group Inc (b)	4,948	104,155
OPENLANE Inc (b)	15,959	501,751
Perma-Fix Environmental Services Inc (b)	2,606	32,991
Pitney Bowes Inc	22,378	345,964
Quad/Graphics Inc Class A	4,657	34,648
UniFirst Corp/MA	2,187	558,800
Vestis Corp (b)	16,959	164,841
		5,993,881
Construction & Engineering - 1.6%
Ameresco Inc Class A (b)	4,599	136,084
Arcosa Inc	7,381	933,475
Bowman Consulting Group Ltd (b)	2,173	68,580
Centuri Holdings Inc (b)	12,606	473,986
Construction Partners Inc Class A (b)	7,250	896,535
Granite Construction Inc	6,536	895,890
IES Holdings Inc (b)	1,323	852,118
Legence Corp Class A	5,170	449,583
Limbach Holdings Inc (b)	1,686	168,212
Matrix Service Co (b)	4,265	57,662
MYR Group Inc (b)	2,338	946,446
NWPX Infrastructure Inc (b)	1,446	142,200
Orion Group Holdings Inc (b)	5,754	78,369
Terrestrial Energy Inc Class A (b)(c)	8,187	59,438
Tutor Perini Corp	6,666	619,405
		6,777,983
Electrical Equipment - 2.0%
Allient Inc	2,244	170,948
American Superconductor Corp (b)	7,200	385,488
Amprius Technologies Inc (b)	19,712	415,135
Array Technologies Inc (b)(c)	23,178	179,398
Atkore Inc	5,106	399,034
Babcock & Wilcox Enterprises Inc (b)	13,073	204,723
Blink Charging Co (b)	22,117	16,032
ChargePoint Holdings Inc Class A (b)(c)	3,437	22,031
Energy Vault Holdings Inc Class A (b)	17,200	79,292
EnerSys	5,549	1,183,380
Enovix Corp Class B (b)(c)	29,758	198,486
Eos Energy Enterprises Inc (b)(c)	49,189	329,566
Fluence Energy Inc Class A (b)	9,790	119,242
FuelCell Energy Inc (b)	7,220	93,860
GrafTech International Ltd (b)	2,521	21,429
Hyliion Holdings Corp Class A (b)	19,172	36,619
KULR Technology Group Inc (b)(c)	7,101	18,321
LSI Industries Inc	4,712	114,549
NANO Nuclear Energy Inc (b)(c)	5,716	133,640
NeoVolta Inc (b)	5,125	13,170
NuScale Power Corp Class A (b)	23,312	290,468
Plug Power Inc (b)(c)	210,034	657,406
Powell Industries Inc	4,281	1,186,993
Power Solutions International Inc (b)	1,012	74,149
Preformed Line Products Co	392	130,242
SES AI Corp Class A (b)	40,537	42,564
Shoals Technologies Group Inc (b)	25,301	200,890
Thermon Group Holdings Inc (b)	4,942	298,942
Vicor Corp (b)	3,423	921,711
		7,937,708
Ground Transportation - 0.5%
ArcBest Corp	3,368	429,656
Avis Budget Group Inc (b)(c)	2,554	461,431
Covenant Logistics Group Inc Class A	2,266	78,993
Ftai Infrastructure Inc	17,838	109,615
Heartland Express Inc	6,824	91,305
Hertz Global Holdings Inc (b)(c)	19,131	121,673
Marten Transport Ltd	8,792	132,583
Proficient Auto Logistics Inc (b)	3,626	26,651
Schneider National Inc Class B	7,529	234,077
Werner Enterprises Inc	9,061	334,079
		2,020,063
Machinery - 4.1%
3D Systems Corp (b)	22,366	55,020
AirJoule Technologies Corp Class A (b)	4,908	15,116
Alamo Group Inc	1,628	282,360
Albany International Corp Class A	4,352	252,590
Alliance Laundry Holdings Inc	5,640	143,087
Astec Industries Inc	3,461	225,034
Atmus Filtration Technologies Inc	12,262	777,411
Blue Bird Corp (b)	4,765	305,484
CECO Environmental Corp (b)(c)	4,556	337,782
Columbus McKinnon Corp/NY	4,394	67,887
Douglas Dynamics Inc	3,496	161,270
Energy Recovery Inc (b)	8,037	88,970
Enerpac Tool Group Corp Class A	7,952	279,115
Enpro Inc	3,172	924,797
Esab Corp	8,625	847,579
ESCO Technologies Inc	3,899	1,263,081
Federal Signal Corp	9,159	1,127,748
Franklin Electric Co Inc	5,778	578,898
FreightCar America Inc (b)	2,172	17,897
Gates Industrial Corp PLC (b)	38,275	980,223
Gorman-Rupp Co/The	3,140	237,824
Graham Corp (b)	1,570	149,464
Greenbrier Cos Inc/The	4,639	227,868
Helios Technologies Inc	4,987	341,111
Hillman Solutions Corp (b)	29,686	242,238
Hyster-Yale Inc Class A	1,754	69,230
JBT Marel Corp	7,842	926,140
Kadant Inc	1,780	521,771
Kennametal Inc	11,486	444,623
Lindsay Corp	1,581	177,025
Manitowoc Co Inc/The (b)	5,321	72,312
Mayville Engineering Co Inc (b)	2,192	50,000
Microvast Holdings Inc (b)	30,550	58,962
Miller Industries Inc/TN	1,731	83,071
Mueller Water Products Inc Class A1	23,542	656,586
Palladyne AI Corp Class A (b)	5,279	32,149
Perma-Pipe International Holdings Inc (b)	1,222	39,996
Proto Labs Inc (b)	3,573	231,566
Richtech Robotics Inc Class B (b)(c)	24,477	60,213
Standex International Corp	1,823	497,679
Symbotic Inc Class A (b)	8,918	527,054
Taylor Devices Inc (b)	477	26,474
Tennant CO	2,730	226,699
Terex Corp	17,182	1,068,720
Titan International Inc (b)	7,283	55,496
Trinity Industries Inc	12,076	393,798
Velo3D Inc Class A (b)(c)	1,907	26,708
Wabash National Corp	6,223	54,078
Worthington Enterprises Inc	4,748	257,674
		16,487,878
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	5,790	140,350
Pangaea Logistics Solutions Ltd	5,160	39,525
		179,875
Passenger Airlines - 0.3%
Allegiant Travel Co (b)	2,024	153,095
Frontier Group Holdings Inc (b)	8,954	32,503
JetBlue Airways Corp (b)	45,352	211,114
Joby Aviation Inc Class A (b)(c)	36,507	335,499
SkyWest Inc (b)	6,044	496,334
Sun Country Airlines Holdings Inc (b)	8,073	127,553
		1,356,098
Professional Services - 1.7%
Alight Inc Class A	70,220	58,100
Amentum Holdings Inc (b)	23,161	607,513
Barrett Business Services Inc	3,870	122,021
BlackSky Technology Inc Class A (b)	4,642	164,698
Cbiz Inc (b)	7,532	229,726
Clarivate PLC (b)	67,088	192,543
Concentrix Corp	6,748	160,737
Conduent Inc (b)	23,556	40,281
CRA International Inc	1,005	158,257
CSG Systems International Inc	4,028	323,891
First Advantage Corp (b)	12,116	154,600
Franklin Covey Co (b)	1,462	30,994
Huron Consulting Group Inc (b)	2,419	316,079
ICF International Inc	2,785	199,573
Innodata Inc (b)	4,872	205,745
Insperity Inc	5,447	193,750
Kelly Services Inc Class A	4,740	46,262
Kforce Inc	2,529	114,336
Korn Ferry	7,882	523,680
Legalzoom.com Inc (b)	17,853	115,152
ManpowerGroup Inc	7,090	214,614
Mistras Group Inc (b)	2,719	51,335
Parsons Corp (b)	8,008	403,683
Resolute Holdings Management Inc (b)	550	74,850
Resources Connection Inc	5,048	21,404
Spire Global Inc Class A (b)(c)	4,656	83,016
TIC Solutions Inc (b)	27,581	252,090
TriNet Group Inc	4,499	205,964
TrueBlue Inc (b)	4,480	24,595
UL Solutions Inc Class A	11,640	1,053,305
Upwork Inc (b)	20,018	207,186
Verra Mobility Corp Class A (b)	24,026	356,306
Willdan Group Inc (b)	2,115	160,740
		7,067,026
Trading Companies & Distributors - 1.1%
Alta Equipment Group Inc Class A	2,965	22,978
BlueLinx Holdings Inc (b)	1,181	62,546
Boise Cascade Co	5,586	442,802
Custom Truck One Source Inc Class A (b)	9,091	89,546
DNOW Inc (b)	28,011	377,868
DXP Enterprises Inc/TX (b)	1,908	325,791
Global Industrial Co	2,159	71,484
Herc Holdings Inc	4,643	589,290
Hudson Technologies Inc (b)	5,641	35,313
Karat Packaging Inc	1,363	39,104
McGrath RentCorp	3,703	409,367
MSC Industrial Direct Co Inc Class A	6,910	706,686
NPK International Inc (b)	12,682	207,351
Rush Enterprises Inc Class A	9,130	675,894
Titan Machinery Inc (b)	3,028	63,315
Transcat Inc (b)	1,402	106,692
Willis Lease Finance Corp	457	88,727
Xometry Inc Class A (b)	6,639	340,382
		4,655,136
TOTAL INDUSTRIALS		65,321,996
Information Technology - 14.1%
Communications Equipment - 1.5%
ADTRAN Holdings Inc (b)	11,121	196,730
Applied Optoelectronics Inc (b)	9,696	1,593,636
Aviat Networks Inc (b)	1,781	40,838
BK Technologies Corp (b)	564	54,347
Calix Inc (b)	9,132	397,790
Clearfield Inc (b)	1,715	49,546
Digi International Inc (b)	5,656	316,962
Extreme Networks Inc (b)	20,214	446,527
Harmonic Inc (b)	16,910	193,281
Lantronix Inc (b)	5,098	34,208
Netgear Inc (b)	4,320	109,166
NetScout Systems Inc (b)	10,317	347,683
Ondas Inc (b)(c)	67,966	682,379
Ribbon Communications Inc (b)	13,772	36,358
Viasat Inc (b)	20,471	1,349,244
Vistance Networks Inc	33,336	426,534
		6,275,229
Electronic Equipment, Instruments & Components - 3.3%
908 Devices Inc (b)	4,147	28,324
Aeva Technologies Inc (b)	4,253	68,005
Arlo Technologies Inc (b)	15,980	224,519
Avnet Inc	12,342	1,018,338
Badger Meter Inc	4,458	539,017
Bel Fuse Inc Class A	132	32,135
Bel Fuse Inc Class B	1,682	463,963
Belden Inc	5,916	665,432
Benchmark Electronics Inc	5,379	441,347
Climb Global Solutions Inc	2,465	41,116
Crane NXT Co	7,446	332,687
CTS Corp	4,379	250,041
Daktronics Inc (b)	6,256	122,993
ePlus Inc	3,946	334,187
Evolv Technologies Holdings Inc Class A (b)	21,066	151,675
Frequency Electronics Inc (b)	1,033	51,815
IPG Photonics Corp (b)	3,810	453,085
Itron Inc (b)	6,927	580,483
Kimball Electronics Inc (b)	3,662	98,911
Knowles Corp (b)	12,777	398,515
LightPath Technologies Inc Class A (b)	7,831	100,315
Lightwave Logic Inc (b)	21,953	301,195
M-Tron Industries Inc (b)(c)	474	31,654
Methode Electronics Inc	5,424	43,500
MicroVision Inc (b)(c)	47,722	31,325
Mirion Technologies Inc Class A (b)	36,978	730,316
Napco Security Technologies Inc	5,378	251,422
nLight Inc (b)	8,340	582,549
OSI Systems Inc (b)	2,335	669,958
Ouster Inc Class A (b)	9,092	245,120
PC Connection Inc	1,726	110,015
Plexus Corp (b)	4,034	1,010,840
Powerfleet Inc NJ (b)	18,138	58,404
Rogers Corp (b)	2,513	341,140
Sanmina Corp (b)	8,240	1,794,837
ScanSource Inc (b)	2,972	122,209
SmartRent Inc Class A (b)	26,862	36,532
Vishay Intertechnology Inc	18,630	539,711
Vishay Precision Group Inc (b)	1,847	111,596
Vuzix Corp (b)	10,349	29,805
		13,439,031
IT Services - 0.9%
Applied Digital Corp (b)(c)	37,587	1,287,355
Backblaze Inc Class A (b)	8,761	37,497
BigBear.ai Holdings Inc (b)(c)	66,698	265,458
Commerce.com Inc (b)	10,619	30,052
DigitalOcean Holdings Inc (b)	12,001	1,157,256
Everforth Inc (b)	6,461	136,327
Fastly Inc Class A (b)	21,197	535,330
Grid Dynamics Holdings Inc (b)	10,291	58,556
Hackett Group Inc/The	3,552	45,856
Information Services Group Inc	5,638	23,003
Rackspace Technology Inc (b)(c)	16,489	24,074
TSS Inc/MD (b)(c)	3,665	56,148
Unisys Corp (b)	10,702	27,932
Whitefiber Inc (c)	1,561	23,899
		3,708,743
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (b)	8,042	415,691
Aehr Test Systems (b)	4,345	393,483
Aeluma Inc (b)	1,753	40,827
Alpha & Omega Semiconductor Ltd (b)	3,714	161,299
Ambarella Inc (b)	6,182	425,322
Ambiq Micro Inc	1,058	39,654
Amkor Technology Inc	17,149	1,196,143
Atomera Inc (b)(c)	4,975	40,696
Axcelis Technologies Inc (b)	4,628	643,801
AXT Inc (b)	7,502	594,308
Blaize Holdings Inc Class A (b)(c)	9,081	17,799
CEVA Inc (b)	4,081	124,634
Cohu Inc (b)	7,019	332,350
Diodes Inc (b)	6,915	740,942
Everspin Technologies Inc (b)	2,868	52,427
GSI Technology Inc (b)	4,504	33,555
Ichor Holdings Ltd (b)	5,189	342,318
Impinj Inc (b)	4,071	589,969
Kopin Corp (b)	27,566	122,944
MaxLinear Inc (b)	12,269	868,032
Navitas Semiconductor Corp Class A (b)	29,924	493,746
NVE Corp	749	62,010
PDF Solutions Inc (b)	4,828	206,880
Penguin Solutions Inc (b)	7,212	219,317
Photronics Inc (b)	8,907	440,718
QuickLogic Corp (b)	2,328	37,178
Rigetti Computing Inc Class A (b)	49,931	871,296
Semtech Corp (b)	13,966	1,467,128
SkyWater Technology Inc (b)	4,244	135,384
SolarEdge Technologies Inc (b)	9,020	386,597
Ultra Clean Holdings Inc (b)	6,837	534,312
Veeco Instruments Inc (b)	9,079	452,588
Wolfspeed Inc (c)	4,319	127,540
		12,610,888
Software - 5.0%
8x8 Inc (b)	21,439	41,163
A10 Networks Inc	10,772	287,397
ACI Worldwide Inc (b)	15,567	672,806
Adeia Inc	16,507	525,748
Agilysys Inc (b)	3,887	249,001
Alarm.com Holdings Inc (b)	7,502	333,164
Alkami Technology Inc (b)	12,144	191,632
Amplitude Inc Class A (b)	14,794	105,185
Appfolio Inc Class A (b)	3,697	617,732
Appian Corp Class A (b)	6,216	129,231
Arteris Inc (b)	4,940	143,062
Asana Inc Class A (b)	14,968	94,598
AvePoint Inc Class A (b)	21,625	210,844
Bit Digital Inc (b)	50,802	76,711
Blackbaud Inc (b)	5,496	204,286
BlackLine Inc (b)	7,740	241,875
Blend Labs Inc Class A (b)	35,127	51,285
Braze Inc Class A (b)	14,954	329,437
C3.ai Inc Class A (b)	1,182	10,436
Ccc Intelligent Solutions Holdings Inc Class A (b)	89,115	466,963
Cerence Inc (b)	6,920	62,972
Cipher Digital Inc (b)	44,186	783,860
Cleanspark Inc (b)(c)	38,898	487,392
Clear Secure Inc Class A	13,377	714,198
Clearwater Analytics Holdings Inc Class A (b)	43,654	1,056,427
Consensus Cloud Solutions Inc (b)	2,852	73,810
Core Scientific Inc (b)	46,932	938,640
CS Disco Inc (b)	3,905	16,908
Daily Journal Corp (b)	141	74,555
Digimarc Corp (b)	2,724	19,967
Digital Turbine Inc (b)	16,609	58,630
Domo Inc Class B (b)	5,963	21,228
eGain Corp (b)	2,687	20,314
Five9 Inc (b)	12,222	210,218
Freshworks Inc Class A (b)	32,194	262,703
Gitlab Inc Class A (b)	21,772	482,032
Hut 8 Corp (United States) (b)	14,528	1,100,932
I3 Verticals Inc Class A (b)	2,943	66,365
Intapp Inc (b)	8,557	192,105
Klaviyo Inc Class A (b)	22,189	445,777
Life360 Inc (b)(c)	11,894	512,512
LiveRamp Holdings Inc (b)	9,567	279,643
MARA Holdings Inc (b)(c)	57,533	689,821
Mitek Systems Inc (b)	6,832	95,375
N-able Inc/US (b)	11,592	60,047
nCino Inc (b)	15,994	279,575
NCR Voyix Corp (b)	21,237	146,323
Netskope Inc Class A (b)	13,189	131,362
NextNav Inc Class A (b)	13,493	250,025
OneSpan Inc	5,982	69,272
Ooma Inc (b)	3,827	62,457
PagerDuty Inc (b)	13,832	91,983
PAR Technology Corp (b)	89	1,195
Pegasystems Inc	13,881	507,351
Porch Group Inc (b)	15,106	145,471
Progress Software Corp (b)	6,463	179,995
Q2 Holdings Inc (b)	9,537	484,003
Rapid7 Inc (b)	9,438	55,684
Red Violet Inc (b)	2,012	75,309
Rekor Systems Inc (b)	22,254	18,244
Riot Platforms Inc (b)	48,915	843,295
ServiceTitan Inc Class A (b)	8,744	519,918
SoundHound AI Inc Class A (b)(c)	59,055	470,078
Sprinklr Inc Class A (b)	19,097	93,957
Sprout Social Inc Class A (b)	9,030	54,180
Telos Corp (b)	8,199	35,010
Tenable Holdings Inc (b)	18,229	380,804
Terawulf Inc (b)	49,986	1,086,196
Veritone Inc (b)	12,741	26,119
Vertex Inc Class A (b)	11,085	137,121
Viant Technology Inc Class A (b)	2,611	28,355
Weave Communications Inc (b)	11,084	54,422
Xperi Inc (b)	6,992	46,776
Yext Inc (b)	13,481	52,037
Zeta Global Holdings Corp Class A (b)	30,781	566,986
		20,602,490
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming Inc (b)	7,436	50,490
Diebold Nixdorf Inc (b)	5,305	407,477
Eastman Kodak Co (b)	10,632	141,725
GPGI Inc Class A (c)	27,164	419,141
Immersion Corp	4,310	26,420
One Stop Systems Inc (b)	3,304	31,355
Quantum Computing Inc (b)(c)	29,124	262,698
Turtle Beach Corp (b)	2,086	24,031
Xerox Holdings Corp (c)	19,885	44,741
Xerox Holdings Corp warrants 2/14/2028 (b)	156	28
		1,408,106
TOTAL INFORMATION TECHNOLOGY		58,044,487
Materials - 3.3%
Chemicals - 1.8%
AdvanSix Inc	4,074	100,465
Alto Ingredients Inc (b)	11,653	64,325
Arq Inc (b)	5,215	11,838
ASP Isotopes Inc (b)(c)	17,008	89,462
Aspen Aerogels Inc (b)	10,874	40,343
Cabot Corp	7,894	607,522
Ecovyst Inc (b)	17,098	242,450
Flotek Industries Inc (b)	2,084	35,220
Hawkins Inc	3,154	528,137
HB Fuller Co	8,195	495,961
Ingevity Corp (b)	5,393	410,893
Innospec Inc	3,759	286,661
Intrepid Potash Inc (b)	1,582	62,600
Koppers Holdings Inc	2,953	120,571
Kronos Worldwide Inc	3,515	26,152
LSB Industries Inc (b)	8,130	121,137
Mativ Holdings Inc	8,294	76,968
Minerals Technologies Inc	4,686	337,111
NewMarket Corp	1,179	796,557
Perimeter Solutions Inc (b)	21,156	641,027
PureCycle Technologies Inc (b)(c)	21,862	163,528
Quaker Chemical Corp	2,070	281,292
Rayonier Advanced Materials Inc (b)	10,064	95,507
Sensient Technologies Corp	6,410	728,432
Stepan Co	3,269	163,548
Tronox Holdings PLC	18,080	180,619
Westlake Corp	5,041	581,126
		7,289,452
Construction Materials - 0.0%
United States Lime & Minerals Inc	1,589	171,088
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	22,297	85,843
Greif Inc Class A	3,854	251,436
Greif Inc Class B	576	46,218
Myers Industries Inc	5,648	116,405
O-I Glass Inc (b)	23,127	210,687
Ranpak Holdings Corp Class A (b)	6,456	32,861
TriMas Corp	4,821	178,473
		921,923
Metals & Mining - 1.2%
Alpha Metallurgical Resources Inc (b)	1,629	303,727
American Battery Technology Co (b)	20,015	67,651
Century Aluminum Co (b)	8,009	476,055
Compass Minerals International Inc (b)	5,215	139,293
Contango Silver & Gold Inc (b)	4,072	93,452
Dakota Gold Corp (b)	15,274	82,174
Idaho Strategic Resources Inc (b)	2,165	91,255
Ivanhoe Electric Inc / US (b)	16,143	207,115
Kaiser Aluminum Corp	2,416	411,759
Materion Corp	3,120	573,487
Mesabi Trust (c)	2,021	56,164
Metallus Inc (b)	5,417	104,223
Ramaco Resources Inc Class A (b)	6,038	89,664
Ryerson Holding Corp	6,661	184,576
SunCoke Energy Inc	13,010	88,728
Tredegar Corp (b)	4,629	44,438
United States Antimony Corp (b)(c)	18,017	216,384
US Gold Corp (b)	2,176	35,730
USA Rare Earth Inc Class A (b)(c)	26,041	676,285
Warrior Met Coal Inc	7,914	711,073
Worthington Steel Inc	4,910	188,691
		4,841,924
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	2,350	32,218
Magnera Corp (b)	5,093	50,828
Sylvamo Corp	5,008	213,992
		297,038
TOTAL MATERIALS		13,521,425
Real Estate - 5.3%
Diversified REITs - 0.6%
AH Realty Trust Inc Class A	13,256	80,729
Alpine Income Property Trust Inc	2,012	37,825
American Assets Trust Inc	7,417	153,829
Broadstone Net Lease Inc Class A	28,711	568,478
CTO Realty Growth Inc	4,827	97,747
Essential Properties Realty Trust Inc	31,703	996,425
Gladstone Commercial Corp	7,685	96,908
Global Net Lease Inc	30,121	287,957
		2,319,898
Health Care REITs - 0.6%
Chiron Real Estate Inc	2,027	71,087
Community Healthcare Trust Inc	4,313	74,270
Diversified Healthcare Trust	32,782	247,176
LTC Properties Inc	7,301	279,044
National Health Investors Inc	7,234	556,367
Sabra Health Care REIT Inc	38,168	788,551
Sila Realty Trust Inc	8,532	259,629
Universal Health Realty Income Trust	2,076	84,493
		2,360,617
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	33,965	457,509
Chatham Lodging Trust	7,694	66,784
DiamondRock Hospitality Co	30,882	314,996
Park Hotels & Resorts Inc	31,140	357,176
Pebblebrook Hotel Trust	17,211	241,815
RLJ Lodging Trust	23,131	190,599
Service Properties Trust	25,392	39,357
Summit Hotel Properties Inc	16,411	81,563
Sunstone Hotel Investors Inc	28,983	284,613
Xenia Hotels & Resorts Inc	14,408	234,418
		2,268,830
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	8,970	66,647
Lineage Inc	8,745	322,516
One Liberty Properties Inc	2,794	63,451
		452,614
Office REITs - 0.5%
Brandywine Realty Trust	29,048	88,015
COPT Defense Properties	17,074	533,563
Douglas Emmett Inc	26,190	283,114
Easterly Government Properties Inc	6,927	162,161
Empire State Realty Trust Inc Class A	21,341	118,869
Hudson Pacific Properties Inc (b)	8,390	77,272
JBG SMITH Properties	8,967	134,505
NET Lease Office Properties	2,068	27,008
Peakstone Realty Trust	5,057	106,096
Piedmont Realty Trust Inc Class A1 (b)	18,652	155,931
Postal Realty Trust Inc Class A	3,814	83,450
SL Green Realty Corp (c)	10,947	464,262
		2,234,246
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	94,203	713,117
Cushman & Wakefield Ltd	34,904	490,052
Douglas Elliman Inc (b)	11,594	23,303
eXp World Holdings Inc	14,116	87,802
Forestar Group Inc (b)	2,914	82,350
FRP Holdings Inc (b)	1,842	38,700
Howard Hughes Holdings Inc (b)	4,603	286,629
Kennedy-Wilson Holdings Inc	17,976	195,938
Marcus & Millichap Inc	3,643	101,239
Newmark Group Inc Class A	24,021	387,219
Opendoor Technologies Inc Class A (b)(c)	120,968	650,809
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	2,160
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	1,150
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	1,096
RE/MAX Holdings Inc Class A (b)	2,962	31,693
RMR Group Inc/The Class A	2,638	46,983
Seaport Entertainment Group Inc (b)	1,093	24,363
St Joe Co/The	6,002	387,549
Tejon Ranch Co (b)	3,780	73,975
		3,626,127
Residential REITs - 0.2%
Centerspace	2,576	175,864
NexPoint Residential Trust Inc	3,530	101,981
UMH Properties Inc	12,469	193,893
Veris Residential Inc	12,162	230,713
		702,451
Retail REITs - 1.2%
Acadia Realty Trust	19,926	430,800
Alexander's Inc	334	84,155
CBL & Associates Properties Inc	2,349	105,752
Curbline Properties Corp	14,682	405,223
FrontView REIT Inc	3,408	60,322
Getty Realty Corp	8,415	278,705
InvenTrust Properties Corp	11,769	378,020
Macerich Co/The	38,701	840,973
NETSTREIT Corp (c)	14,692	302,214
Phillips Edison & Co Inc	19,024	764,099
Saul Centers Inc	1,978	68,103
SITE Centers Corp	7,775	42,684
Tanger Inc	17,382	644,525
Urban Edge Properties	19,106	418,804
Whitestone REIT	6,813	129,038
		4,953,417
Specialized REITs - 0.7%
EPR Properties	11,584	646,503
Farmland Partners Inc	6,032	64,844
Four Corners Property Trust Inc	16,770	428,809
Gladstone Land Corp	5,362	51,421
Millrose Properties Inc Class A	23,510	721,052
Outfront Media Inc	21,927	676,448
Safehold Inc	7,073	113,309
Smartstop Self Storage REIT Inc	8,510	267,895
		2,970,281
TOTAL REAL ESTATE		21,888,481
Utilities - 2.2%
Electric Utilities - 0.9%
Genie Energy Ltd Class B	3,317	46,338
Hawaiian Electric Industries Inc (b)	26,028	392,242
MGE Energy Inc	5,520	442,814
Oklo Inc Class A (b)(c)	18,676	1,354,011
Otter Tail Corp	6,326	564,532
TXNM Energy Inc	14,703	868,359
		3,668,296
Gas Utilities - 0.4%
Chesapeake Utilities Corp	3,567	449,870
Northwest Natural Holding Co	6,265	332,045
Spire Inc	8,914	812,779
		1,594,694
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class A	7,337	296,635
Clearway Energy Inc Class C	10,698	431,771
Hallador Energy Co (b)	5,839	90,680
		819,086
Multi-Utilities - 0.3%
Avista Corp	12,302	505,612
Northwestern Energy Group Inc	9,262	670,013
Unitil Corp	2,711	142,219
		1,317,844
Water Utilities - 0.4%
American States Water Co	5,836	439,393
Artesian Resources Corp Class A	1,481	46,370
Cadiz Inc (b)	8,272	35,818
California Water Service Group	9,010	380,582
Consolidated Water Co Ltd	2,279	73,042
H2O America (c)	5,617	315,619
Middlesex Water Co	2,828	143,889
York Water Co/The	2,213	64,221
		1,498,934
TOTAL UTILITIES		8,898,854
TOTAL UNITED STATES		399,172,257
TOTAL COMMON STOCKS (Cost $311,841,716)		407,763,902

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $99,869)	3.64	100,000	99,870

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	1,663,222	1,663,554
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	19,087,472	19,089,381
TOTAL MONEY MARKET FUNDS (Cost $20,752,935)			20,752,935

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $332,694,520)	428,616,707
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(17,562,930)
NET ASSETS - 100.0%	411,053,777

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	23	6/2026	3,228,970	158,843

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $180,670 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,870.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	317,847	61,606,156	60,260,481	66,108	32	-	1,663,554	1,663,222	0.0%
Fidelity Securities Lending Cash Central Fund	15,452,859	175,568,773	171,931,863	286,071	(388)	-	19,089,381	19,087,472	0.1%
Total	15,770,706	237,174,929	232,192,344	352,179	(356)	-	20,752,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,245,354	12,245,354	-	-
Consumer Discretionary	44,585,010	44,585,010	-	-
Consumer Staples	9,890,009	9,890,009	-	-
Energy	25,589,183	25,589,183	-	-
Financials	75,946,603	75,946,603	-	-
Health Care	68,253,109	68,246,366	1,633	5,110
Industrials	65,743,198	65,743,198	-	-
Information Technology	60,974,519	60,974,519	-	-
Materials	13,749,582	13,749,582	-	-
Real Estate	21,888,481	21,888,481	-	-
Utilities	8,898,854	8,898,854	-	-

U.S. Treasury Obligations	99,870	-	99,870	-

Money Market Funds	20,752,935	20,752,935	-	-
Total Investments in Securities:	428,616,707	428,510,094	101,503	5,110
Derivative Instruments:

Assets
Futures Contracts	158,843	158,843	-	-
Total Assets	158,843	158,843	-	-
Total Derivative Instruments:	158,843	158,843	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	158,843	-
Total Equity Risk	158,843	-
Total Value of Derivatives	158,843	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $19,346,549) - See accompanying schedule:
Unaffiliated issuers (cost $311,941,585)	$407,863,772
Fidelity Central Funds (cost $20,752,935)	20,752,935

Total Investment in Securities (cost $332,694,520)		$428,616,707
Segregated cash with brokers for derivative instruments		168,042
Cash		1,084,726
Receivable for investments sold		36,811
Receivable for fund shares sold		383,197
Dividends receivable		95,365
Distributions receivable from Fidelity Central Funds		19,286
Receivable for variation margin on futures contracts		66,041
Other receivables		137
Total assets		430,470,312
Liabilities
Payable for fund shares redeemed	$326,785
Collateral on securities loaned	19,089,750
Total liabilities		19,416,535
Net Assets		$411,053,777
Net Assets consist of:
Paid in capital		$319,632,825
Total accumulated earnings (loss)		91,420,952
Net Assets		$411,053,777
Net Asset Value, offering price and redemption price per share ($411,053,777 ÷ 20,317,284 shares)		$20.23
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$5,127,100
Interest		8,319
Income from Fidelity Central Funds (including $286,071 from security lending)		352,179
Total income		5,487,598
Expenses
Independent trustees' fees and expenses	$970
Proxy fee	83
Total expenses		1,053
Net Investment income (loss)		5,486,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,291,969
Redemptions in-kind	62,475,552
Fidelity Central Funds	(356)
Futures contracts	749,239
Total net realized gain (loss)		75,516,404
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	77,018,240
Futures contracts	2,971
Total change in net unrealized appreciation (depreciation)		77,021,211
Net gain (loss)		152,537,615
Net increase (decrease) in net assets resulting from operations		$158,024,160
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,486,545	$5,615,459
Net realized gain (loss)	75,516,404	9,101,712
Change in net unrealized appreciation (depreciation)	77,021,211	(14,887,602)
Net increase (decrease) in net assets resulting from operations	158,024,160	(170,431)
Distributions to shareholders	-	(5,782,451)

Share transactions
Proceeds from sales of shares	249,119,208	242,338,200
Reinvestment of distributions	-	4,313,319
Cost of shares redeemed	(447,085,656)	(136,244,709)

Net increase (decrease) in net assets resulting from share transactions	(197,966,448)	110,406,810
Total increase (decrease) in net assets	(39,942,288)	104,453,928

Net Assets
Beginning of period	450,996,065	346,542,137
End of period	$411,053,777	$450,996,065

Other Information
Shares
Sold	14,507,980	15,976,325
Issued in reinvestment of distributions	-	273,207
Redeemed	(26,101,243)	(8,768,587)
Net increase (decrease)	(11,593,263)	7,480,945

Financial Highlights
Fidelity Flex® Small Cap Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$14.19	$12.70	$13.32	$16.47
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.21	.22	.18
Net realized and unrealized gain (loss)	5.87	(.05)	1.50	(.68)	(2.89)
Total from investment operations	6.10	.16	1.71	(.46)	(2.71)
Distributions from net investment income	-	(.22)	(.22)	(.16)	(.18)
Distributions from net realized gain	-	-	-	-	(.26)
Total distributions	-	(.22)	(.22)	(.16)	(.44)
Net asset value, end of period	$20.23	$14.13	$14.19	$12.70	$13.32
Total Return C	43.17%	.96%	13.47%	(3.46)%	(16.88)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.04%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.33%	1.34%	1.55%	1.66%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$411,054	$450,996	$346,542	$282,765	$242,826
Portfolio turnover rate G	80 % H	10% H	21%	16%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,706,814
Gross unrealized depreciation	(28,600,064)
Net unrealized appreciation (depreciation)	$92,106,750
Tax Cost	$336,509,957

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(685,796)
Net unrealized appreciation (depreciation) on securities and other investments	$92,106,750

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	(685,796)

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$-	$5,782,451
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	325,927,319	391,507,228

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	6,795,849	-	62,475,552	62,475,552	119,012,628

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	1,558,284	13,906,856	23,202,642
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Small Cap Index Fund	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881631.109
ZAP-ANN-0626
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Mid Cap Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	25,324	293,252
Liberty Global Ltd Class C (b)	18,022	204,369

TOTAL BELGIUM		497,621
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	6,311	1,937,288
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	9,537	1,433,697
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	9,974	1,156,286
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	13,929	729,044
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	5,199	3,553,361
UNITED STATES - 98.1%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	15,230	595,036
Entertainment - 0.8%
Roku Inc Class A (b)	18,981	2,212,425
TKO Group Holdings Inc Class A	9,620	1,790,186
Warner Music Group Corp Class A	21,327	602,914
		4,605,525
Interactive Media & Services - 1.2%
IAC Inc Class A (b)	9,459	421,493
Match Group Inc	34,257	1,281,897
Pinterest Inc Class A (b)	84,959	1,670,294
Reddit Inc Class A (b)	18,644	2,744,956
Snap Inc Class A (b)	160,323	973,161
		7,091,801
Media - 1.5%
Liberty Broadband Corp Class A (b)	2,452	94,230
Liberty Broadband Corp Class C (b)	17,043	655,985
New York Times Co/The Class A	23,446	1,852,937
News Corp Class A	53,735	1,414,306
News Corp Class B	17,724	540,228
Nexstar Media Group Inc	4,137	861,075
Paramount Skydance Corp Class B (c)	45,099	461,814
Sirius XM Holdings Inc	27,205	732,903
Trade Desk Inc (The) Class A (b)	63,897	1,507,330
Versant Media Group Inc Class A	21,096	847,848
		8,968,656
TOTAL COMMUNICATION SERVICES		21,261,018
Consumer Discretionary - 11.3%
Automobile Components - 0.6%
BorgWarner Inc	30,046	1,711,721
Gentex Corp	31,772	734,251
Lear Corp	7,361	935,804
QuantumScape Corp Class A (b)(c)	67,739	493,817
		3,875,593
Automobiles - 0.5%
Harley-Davidson Inc	17,144	409,570
Rivian Automotive Inc Class A (b)	118,483	1,943,121
Thor Industries Inc	7,668	606,079
		2,958,770
Broadline Retail - 0.4%
Etsy Inc (b)	14,324	921,606
Macy's Inc	38,584	754,317
Ollie's Bargain Outlet Holdings Inc (b)	8,900	769,939
		2,445,862
Distributors - 0.4%
LKQ Corp	37,144	1,173,008
Pool Corp	4,757	1,014,762
		2,187,770
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions Inc (b)	8,207	665,670
Duolingo Inc Class A (b)	5,807	639,351
H&R Block Inc	18,395	583,673
Liberty Live Holdings Inc Class A	2,917	266,060
Liberty Live Holdings Inc Class C	7,327	685,807
Service Corp International/US	20,203	1,637,049
		4,477,610
Hotels, Restaurants & Leisure - 3.8%
Aramark	38,142	1,742,708
Boyd Gaming Corp	8,389	729,424
Caesars Entertainment Inc (b)	29,619	823,408
Cava Group Inc (b)	14,475	1,352,110
Choice Hotels International Inc (c)	2,999	297,140
Churchill Downs Inc	9,613	970,817
Domino's Pizza Inc	4,511	1,531,124
DraftKings Inc Class A (b)	71,840	1,675,309
Dutch Bros Inc Class A (b)	18,434	1,060,139
Hilton Grand Vacations Inc (b)	8,689	408,122
Hyatt Hotels Corp Class A (c)	5,998	1,005,085
MGM Resorts International (b)	27,843	1,084,206
Norwegian Cruise Line Holdings Ltd (b)	66,065	1,201,062
Planet Fitness Inc Class A (b)	12,042	802,840
Texas Roadhouse Inc	9,599	1,545,343
Travel + Leisure Co	9,335	603,601
Vail Resorts Inc (c)	5,192	660,319
Viking Holdings Ltd (b)	26,583	2,177,414
Wingstop Inc	4,032	661,490
Wyndham Hotels & Resorts Inc	10,964	892,250
Wynn Resorts Ltd	12,251	1,312,205
		22,536,116
Household Durables - 1.2%
Mohawk Industries Inc (b)	7,536	795,500
Somnigroup International Inc	30,461	2,310,772
Toll Brothers Inc	13,750	1,954,425
TopBuild Corp (b)	4,050	1,792,935
Whirlpool Corp (c)	9,201	515,808
		7,369,440
Leisure Products - 0.7%
Brunswick Corp/DE	9,438	749,849
Hasbro Inc	19,347	1,854,216
Mattel Inc (b)	45,101	680,123
Polaris Inc	7,754	513,858
YETI Holdings Inc (b)	11,291	445,543
		4,243,589
Specialty Retail - 2.2%
Academy Sports & Outdoors Inc	9,676	530,632
Advance Auto Parts Inc (c)	8,710	518,332
AutoNation Inc (b)	3,778	802,372
Bath & Body Works Inc	29,708	577,524
CarMax Inc (b)	20,577	808,882
Dick's Sporting Goods Inc	9,635	2,186,374
Five Below Inc (b)	8,004	1,886,223
Floor & Decor Holdings Inc Class A (b)	15,637	756,831
GameStop Corp Class A (b)	59,812	1,492,309
Lithia Motors Inc	3,519	1,020,932
Murphy USA Inc	2,452	1,441,776
Valvoline Inc (b)	18,476	613,957
Wayfair Inc Class A (b)	15,510	991,554
		13,627,698
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (b)	17,292	337,367
Crocs Inc (b)	7,290	743,434
PVH Corp	6,647	607,802
Ralph Lauren Corp Class A	5,609	2,011,612
VF Corp	47,694	902,847
		4,603,062
TOTAL CONSUMER DISCRETIONARY		68,325,510
Consumer Staples - 3.5%
Beverages - 0.8%
Brown-Forman Corp Class A (c)	8,090	212,605
Brown-Forman Corp Class B	24,780	638,581
Celsius Holdings Inc (b)	23,193	778,589
Coca-Cola Consolidated Inc	8,209	1,683,420
Molson Coors Beverage Co Class B	24,568	1,050,036
Primo Brands Corp Class A	36,080	735,310
		5,098,541
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	53,695	904,760
BJ's Wholesale Club Holdings Inc (b)	18,988	1,782,783
Maplebear Inc (b)	26,668	1,129,390
Performance Food Group Co (b)	22,798	2,064,587
Sprouts Farmers Market Inc (b)	14,130	1,156,541
		7,038,061
Food Products - 1.4%
Campbell's Company/The (c)	28,554	593,638
Conagra Brands Inc (c)	69,418	996,148
Darling Ingredients Inc (b)	22,955	1,474,400
Freshpet Inc (b)	7,083	477,253
Hormel Foods Corp	42,309	908,374
Ingredion Inc	9,142	1,021,527
JM Smucker Co	15,483	1,517,798
Lamb Weston Holdings Inc	20,154	877,707
Post Holdings Inc (b)	6,124	641,489
		8,508,334
Personal Care Products - 0.1%
elf Beauty Inc (b)	8,569	548,159
TOTAL CONSUMER STAPLES		21,193,095
Energy - 3.6%
Energy Equipment & Services - 0.4%
Helmerich & Payne Inc	14,490	585,106
NOV Inc	52,301	1,070,078
Weatherford International PLC	10,408	1,148,523
		2,803,707
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Corp	48,056	1,050,504
Antero Resources Corp (b)	42,533	1,669,846
APA Corp	51,468	2,096,292
Chord Energy Corp	8,252	1,201,491
DT Midstream Inc	14,754	2,183,444
HF Sinclair Corp	22,690	1,524,995
Matador Resources Co	16,952	1,075,435
Murphy Oil Corp	19,471	813,109
PBF Energy Inc Class A	12,047	522,358
Permian Resources Holdings Inc/DE Class A	107,437	2,322,788
Range Resources Corp	34,383	1,495,661
SM Energy Co	32,847	1,019,242
Venture Global Inc Class A	69,584	923,380
Viper Energy Inc Class A	26,966	1,331,581
		19,230,126
TOTAL ENERGY		22,033,833
Financials - 15.7%
Banks - 4.5%
Bank OZK	15,057	725,145
Columbia Banking System Inc	42,870	1,268,952
Commerce Bancshares Inc/MO	19,887	1,034,721
Cullen/Frost Bankers Inc	9,172	1,329,298
East West Bancorp Inc	19,966	2,525,100
First Financial Bankshares Inc	18,912	610,290
First Horizon Corp	70,381	1,756,710
Flagstar Financial Inc	43,462	607,164
Glacier Bancorp Inc	18,672	915,862
Hancock Whitney Corp	11,937	805,867
Old National Bancorp/IN	50,326	1,206,314
Pinnacle Financial Partners Inc	21,846	2,161,443
Prosperity Bancshares Inc	14,663	1,021,278
ServisFirst Bancshares Inc	7,293	580,668
SOUTHSTATE BANK CORP	14,386	1,405,081
UMB Financial Corp	10,362	1,307,374
United Bankshares Inc/WV	20,251	887,196
Valley National Bancorp	69,465	942,640
Webster Financial Corp	23,398	1,693,079
Western Alliance Bancorp	14,903	1,215,191
Wintrust Financial Corp	9,719	1,463,390
Zions Bancorp NA	21,427	1,358,900
		26,821,663
Capital Markets - 2.9%
Affiliated Managers Group Inc	4,082	1,202,843
Blue Owl Capital Inc Class A (c)	91,649	893,578
Carlyle Group Inc/The	37,657	1,885,486
Evercore Inc Class A	5,613	1,803,401
FactSet Research Systems Inc	5,384	1,225,291
Franklin Resources Inc	44,586	1,336,242
Houlihan Lokey Inc Class A	7,888	1,220,668
Invesco Ltd	64,431	1,688,737
Janus Henderson Group PLC	17,887	923,148
Jefferies Financial Group Inc	23,995	1,157,039
MarketAxess Holdings Inc	5,394	847,883
Morningstar Inc	3,332	562,141
SEI Investments Co	13,481	1,222,457
Stifel Financial Corp	22,130	1,744,065
		17,712,979
Consumer Finance - 0.6%
Ally Financial Inc	40,738	1,808,360
Credit Acceptance Corp (b)	868	438,261
OneMain Holdings Inc	17,001	999,149
SLM Corp	28,907	667,174
		3,912,944
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	42,433	2,727,594
Corebridge Financial Inc	37,047	1,020,274
Equitable Holdings Inc	41,111	1,734,884
Essent Group Ltd	13,852	838,323
Euronet Worldwide Inc (b)	5,674	410,684
Jack Henry & Associates Inc	10,473	1,610,224
MGIC Investment Corp	31,834	842,964
Rocket Cos Inc Class A (b)	140,328	2,051,596
Toast Inc Class A (b)	69,065	1,969,734
Voya Financial Inc	13,641	1,118,016
Western Union Co/The (c)	46,124	419,267
WEX Inc (b)	4,976	748,042
		15,491,602
Insurance - 4.1%
American Financial Group Inc/OH	10,046	1,338,830
Assurant Inc	7,268	1,717,210
Assured Guaranty Ltd	6,286	514,823
Axis Capital Holdings Ltd	11,179	1,122,483
Erie Indemnity Co Class A	3,687	807,195
Fidelity National Financial Inc	37,013	1,935,780
First American Financial Corp	14,787	1,037,012
Globe Life Inc	11,552	1,782,474
Hanover Insurance Group Inc/The	5,137	964,164
Kinsale Capital Group Inc	3,207	1,037,817
Lincoln National Corp	24,531	927,517
Loews Corp	24,519	2,761,086
Old Republic International Corp	33,036	1,319,788
Primerica Inc	4,632	1,302,843
Reinsurance Group of America Inc	9,536	2,016,483
RLI Corp	13,327	689,939
Ryan Specialty Holdings Inc Class A	16,551	575,478
Selective Insurance Group Inc	8,719	731,960
Unum Group	22,122	1,778,166
		24,361,048
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp (c)	160,732	1,771,267
Annaly Capital Management Inc	104,250	2,387,325
Blackstone Mortgage Trust Inc Class A	23,017	437,092
Rithm Capital Corp	80,667	788,923
Starwood Property Trust Inc	50,516	927,474
		6,312,081
TOTAL FINANCIALS		94,612,317
Health Care - 11.0%
Biotechnology - 3.9%
Alkermes PLC (b)	23,961	807,725
Apellis Pharmaceuticals Inc (b)	14,872	609,008
Arrowhead Pharmaceuticals Inc (b)	20,321	1,493,187
BioMarin Pharmaceutical Inc (b)	27,879	1,502,957
Bridgebio Pharma Inc (b)	24,609	1,749,946
Cytokinetics Inc (b)	17,742	1,134,956
Exelixis Inc (b)	37,688	1,675,608
Halozyme Therapeutics Inc (b)	17,065	1,086,358
Incyte Corp (b)	24,259	2,311,156
Ionis Pharmaceuticals Inc (b)	23,505	1,757,234
Madrigal Pharmaceuticals Inc (b)	2,702	1,397,988
Moderna Inc (b)	50,464	2,318,317
Neurocrine Biosciences Inc (b)	14,564	1,917,643
Praxis Precision Medicines Inc (b)	3,739	1,192,105
Roivant Sciences Ltd (b)	65,431	1,866,746
Sarepta Therapeutics Inc (b)	15,206	317,501
Viking Therapeutics Inc (b)	16,768	522,826
		23,661,261
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (b)	9,683	1,704,305
Baxter International Inc	74,660	1,312,523
DENTSPLY SIRONA Inc	28,957	340,245
Envista Holdings Corp (b)	23,781	616,879
Globus Medical Inc Class A (b)	16,167	1,457,940
ICU Medical Inc (b)	3,582	426,974
iRhythm Technologies Inc (b)	4,675	603,823
Lantheus Holdings Inc (b)	9,623	814,298
LivaNova PLC (b)	7,924	476,232
Masimo Corp (b)	6,626	1,182,277
Medline Inc Class A	47,523	2,113,348
Penumbra Inc (b)	5,693	1,858,651
Solventum Corp (b)	21,395	1,441,167
Teleflex Inc	6,413	794,635
		15,143,297
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	13,388	346,682
Chemed Corp	2,055	873,334
DaVita Inc (b)	4,847	751,964
Encompass Health Corp	14,601	1,460,100
Ensign Group Inc/The	8,370	1,562,595
Guardant Health Inc (b)	18,697	1,628,135
HealthEquity Inc (b)	12,398	1,017,008
Henry Schein Inc (b)	14,521	1,083,121
Molina Healthcare Inc (b)	7,473	1,454,395
Option Care Health Inc (b)	23,035	468,302
Tenet Healthcare Corp (b)	12,753	2,258,811
Universal Health Services Inc Class B	8,015	1,348,684
		14,253,131
Health Care Technology - 0.0%
Doximity Inc Class A (b)	19,418	474,576
Life Sciences Tools & Services - 1.5%
Avantor Inc (b)	98,976	801,706
Bio-Rad Laboratories Inc Class A (b)	2,638	738,957
Bio-Techne Corp	22,704	1,255,985
Bruker Corp	16,096	590,883
Charles River Laboratories International Inc (b)	7,142	1,192,500
Medpace Holdings Inc (b)	3,254	1,362,320
Repligen Corp (b)	7,679	908,502
Revvity Inc	16,453	1,425,159
Tempus AI Inc Class A (b)	14,800	821,104
		9,097,116
Pharmaceuticals - 0.7%
Corcept Therapeutics Inc (b)	13,585	631,974
Elanco Animal Health Inc (b)	72,102	1,612,922
Jazz Pharmaceuticals PLC (b)	8,818	1,790,230
		4,035,126
TOTAL HEALTH CARE		66,664,507
Industrials - 21.0%
Aerospace & Defense - 1.6%
BWX Technologies Inc	13,267	2,870,846
Hexcel Corp	11,010	1,033,509
Huntington Ingalls Industries Inc	5,695	2,074,632
Karman Holdings Inc (b)	11,137	757,092
Kratos Defense & Security Solutions Inc (b)	26,791	1,689,173
Moog Inc Class A	4,125	1,242,904
		9,668,156
Air Freight & Logistics - 0.2%
GXO Logistics Inc (b)	16,617	949,329
Building Products - 2.4%
A O Smith Corp	16,315	1,008,920
Advanced Drainage Systems Inc	10,400	1,552,200
Allegion plc	12,485	1,716,438
Armstrong World Industries Inc	6,259	1,066,471
Builders FirstSource Inc (b)	16,047	1,269,157
Fortune Brands Innovations Inc	17,434	706,774
Modine Manufacturing Co (b)	7,652	1,948,429
Owens Corning	11,927	1,471,076
Simpson Manufacturing Co Inc	6,016	1,147,432
Trex Co Inc (b)	15,564	610,109
UFP Industries Inc	8,454	756,548
Zurn Elkay Water Solutions Corp	21,543	1,119,374
		14,372,928
Commercial Services & Supplies - 1.2%
Casella Waste Systems Inc Class A (b)	9,070	718,797
Clean Harbors Inc (b)	7,289	2,279,125
MSA Safety Inc	5,289	880,036
Rollins Inc	42,587	2,373,374
Tetra Tech Inc	37,847	1,223,215
		7,474,547
Construction & Engineering - 2.5%
AECOM	18,762	1,577,884
API Group Corp (b)	55,681	2,545,735
Argan Inc	2,013	1,348,670
Dycom Industries Inc (b)	4,349	1,800,921
Everus Construction Group Inc (b)	7,402	1,091,277
Fluor Corp (b)	23,390	1,247,857
Primoris Services Corp	7,841	1,420,397
Sterling Infrastructure Inc (b)	4,458	2,298,634
Valmont Industries Inc	2,859	1,452,486
WillScot Holdings Corp	26,403	597,764
		15,381,625
Electrical Equipment - 2.1%
Acuity Inc	4,421	1,281,073
Generac Holdings Inc (b)	8,515	2,207,343
Nextpower Inc Class A (b)	21,546	2,566,775
nVent Electric PLC	23,416	3,346,147
Regal Rexnord Corp	9,636	2,072,029
Sensata Technologies Holding PLC	21,140	880,270
Sunrun Inc (b)	33,673	428,657
		12,782,294
Ground Transportation - 1.3%
Knight-Swift Transportation Holdings Inc	23,558	1,528,914
Landstar System Inc	4,942	909,674
Lyft Inc Class A (b)	57,772	817,474
RXO Inc (b)	23,827	475,825
Ryder System Inc	5,721	1,451,818
Saia Inc (b)	3,866	1,735,138
U-Haul Holding Co (b)	1,218	62,556
U-Haul Holding Co Class N	14,602	696,370
		7,677,769
Machinery - 5.8%
AGCO Corp	8,720	1,055,294
Allison Transmission Holdings Inc	12,078	1,622,679
Chart Industries Inc (b)	6,523	1,356,132
CNH Industrial NV Class A	128,419	1,375,367
Crane Co	7,105	1,262,772
Donaldson Co Inc	16,737	1,475,701
Flowserve Corp	18,434	1,357,480
Graco Inc	24,059	1,931,216
ITT Inc	12,480	2,674,964
Lincoln Electric Holdings Inc	7,985	2,116,025
Middleby Corp/The (b)	6,725	943,921
Mueller Industries Inc	16,110	2,181,777
Nordson Corp	7,679	2,215,008
Oshkosh Corp	9,179	1,434,678
Pentair PLC	23,747	1,916,620
RBC Bearings Inc (b)	4,588	2,748,626
SPX Technologies Inc (b)	7,232	1,583,157
Stanley Black & Decker Inc	22,476	1,756,724
Timken Co/The	9,198	1,019,966
Toro Co/The	14,146	1,346,275
Watts Water Technologies Inc Class A	3,980	1,194,637
		34,569,019
Marine Transportation - 0.3%
Kirby Corp (b)	7,865	1,183,997
Matson Inc	4,525	789,296
		1,973,293
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	16,636	650,634
American Airlines Group Inc (b)	95,820	1,122,052
		1,772,686
Professional Services - 1.8%
Booz Allen Hamilton Holding Corp Class A	17,500	1,360,975
CACI International Inc (b)	3,205	1,665,126
ExlService Holdings Inc (b)	22,805	727,023
Exponent Inc	7,239	484,217
FTI Consulting Inc (b)	4,392	787,486
Genpact Ltd	22,989	798,868
KBR Inc	18,428	690,866
Maximus Inc	7,916	519,448
Paycom Software Inc	7,091	898,855
Paylocity Holding Corp (b)	6,333	668,068
Planet Labs PBC Class A (b)	40,558	1,499,429
Robert Half Inc	14,423	383,795
Science Applications International Corp	6,549	633,747
		11,117,903
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	5,413	1,655,025
Core & Main Inc Class A (b)	27,399	1,380,088
GATX Corp	5,181	1,015,062
QXO Inc (b)(c)	73,786	1,480,885
Rush Enterprises Inc Class B	1,187	86,484
SiteOne Landscape Supply Inc (b)	6,442	812,014
Wesco International Inc	7,059	2,464,438
		8,893,996
TOTAL INDUSTRIALS		126,633,545
Information Technology - 13.6%
Communications Equipment - 0.3%
Viavi Solutions Inc (b)	33,578	1,759,487
Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries Inc	5,477	2,102,675
Arrow Electronics Inc (b)	7,413	1,392,384
Cognex Corp	24,047	1,334,849
Insight Enterprises Inc (b)	4,498	327,904
Littelfuse Inc	3,614	1,460,670
Novanta Inc (b)	5,191	672,390
Ralliant Corp	16,370	743,853
TD SYNNEX Corp	10,881	2,482,827
TTM Technologies Inc (b)	14,995	2,372,509
Vontier Corp	20,548	737,262
Zebra Technologies Corp Class A (b)	7,139	1,615,270
		15,242,593
IT Services - 1.0%
Amdocs Ltd	15,665	1,013,056
DXC Technology Co (b)	24,637	278,890
EPAM Systems Inc (b)	8,017	912,174
Gartner Inc (b)	10,223	1,518,013
GoDaddy Inc Class A (b)	19,611	1,702,039
Kyndryl Holdings Inc (b)	33,168	458,382
		5,882,554
Semiconductors & Semiconductor Equipment - 4.0%
Astera Labs Inc (b)	19,267	3,752,057
Cirrus Logic Inc (b)	7,402	1,207,118
Enphase Energy Inc (b)	18,990	625,910
FormFactor Inc (b)	11,249	1,529,077
GlobalFoundries Inc (b)	15,321	989,737
Lattice Semiconductor Corp (b)	19,850	2,427,258
MKS Inc	9,747	2,765,711
Onto Innovation Inc (b)	7,205	2,125,907
Power Integrations Inc	8,054	585,606
Qorvo Inc (b)	12,242	1,153,441
Rambus Inc (b)	15,622	1,798,248
Silicon Laboratories Inc (b)	4,782	1,041,041
SiTime Corp (b)	3,206	1,802,253
Skyworks Solutions Inc	21,822	1,531,250
Synaptics Inc (b)	5,620	525,976
Universal Display Corp	6,416	558,769
		24,419,359
Software - 4.6%
Atlassian Corp Class A (b)	24,613	1,688,206
Aurora Innovation Inc Class A (b)(c)	180,978	1,064,151
Bentley Systems Inc Class B	21,612	704,983
BILL Holdings Inc (b)	12,781	485,678
BitMine Immersion Technologies Inc	66,008	1,412,571
Box Inc Class A (b)	20,785	502,997
Circle Internet Group Inc Class A (b)	7,854	713,772
Commvault Systems Inc (b)	6,381	630,953
Docusign Inc (b)	29,063	1,336,607
Dolby Laboratories Inc Class A	8,835	566,677
Dropbox Inc Class A (b)	25,312	614,828
Dynatrace Inc (b)	43,281	1,567,205
Elastic NV (b)	13,456	624,762
Gen Digital Inc	79,981	1,542,833
Guidewire Software Inc (b)	12,338	1,707,456
InterDigital Inc	3,728	1,105,576
Manhattan Associates Inc (b)	8,685	1,197,575
Nutanix Inc Class A (b)	39,239	1,604,483
Procore Technologies Inc (b)	17,372	982,908
Qualys Inc (b)	5,204	452,384
RingCentral Inc Class A	11,003	442,541
Rubrik Inc Class A (b)	22,042	1,172,194
Samsara Inc Class A (b)	51,979	1,493,876
SentinelOne Inc Class A (b)	48,367	684,877
SPS Commerce Inc (b)	5,473	307,145
Teradata Corp (b)	13,525	356,384
UiPath Inc Class A (b)(c)	62,140	640,042
Unity Software Inc (b)	50,267	1,328,054
Varonis Systems Inc (b)	17,043	448,231
Workiva Inc Class A (b)	7,609	406,929
		27,786,878
Technology Hardware, Storage & Peripherals - 1.2%
Everpure Inc Class A (b)	45,517	3,252,190
IonQ Inc (b)(c)	51,412	2,319,709
Super Micro Computer Inc (b)	73,015	2,000,611
		7,572,510
TOTAL INFORMATION TECHNOLOGY		82,663,381
Materials - 4.2%
Chemicals - 1.9%
Ashland Inc	6,640	353,646
Avient Corp	13,287	492,682
Axalta Coating Systems Ltd (b)	30,968	880,730
Balchem Corp	4,700	759,614
Celanese Corp	15,891	1,076,774
Chemours Co/The	21,751	586,189
Eastman Chemical Co	16,557	1,210,151
Element Solutions Inc	33,011	1,405,939
FMC Corp	18,131	278,855
Huntsman Corp	23,704	340,626
Mosaic Co/The	46,061	1,071,839
Olin Corp	16,485	469,493
RPM International Inc	18,586	1,893,729
Scotts Miracle-Gro Co/The	6,485	406,610
		11,226,877
Construction Materials - 0.3%
Eagle Materials Inc	4,561	958,312
Knife River Corp (b)	8,223	761,038
		1,719,350
Containers & Packaging - 0.7%
AptarGroup Inc	9,343	1,155,542
Crown Holdings Inc	16,266	1,599,111
Graphic Packaging Holding CO	42,827	408,141
Silgan Holdings Inc	12,727	516,080
Sonoco Products Co	14,313	715,077
		4,393,951
Metals & Mining - 1.2%
Alcoa Corp	37,580	2,397,229
Cleveland-Cliffs Inc (b)	82,772	844,274
Commercial Metals Co	16,094	1,109,842
Hecla Mining Co	97,242	1,752,301
MP Materials Corp (b)(c)	19,546	1,290,818
		7,394,464
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	9,197	663,931
TOTAL MATERIALS		25,398,573
Real Estate - 7.7%
Health Care REITs - 1.4%
Alexandria Real Estate Equities Inc	22,633	916,863
American Healthcare REIT Inc	25,745	1,307,331
CareTrust REIT Inc	32,420	1,278,969
Healthcare Realty Trust Inc	50,623	946,650
Healthpeak Properties Inc	100,861	1,630,922
Medical Properties Trust Inc (c)	71,573	353,571
Omega Healthcare Investors Inc	42,892	2,014,637
		8,448,943
Hotel & Resort REITs - 0.4%
Host Hotels & Resorts Inc	92,809	1,961,054
Ryman Hospitality Properties Inc	9,143	960,837
		2,921,891
Industrial REITs - 1.1%
Americold Realty Trust Inc	41,336	505,539
EastGroup Properties Inc	7,727	1,554,673
First Industrial Realty Trust Inc	19,231	1,192,514
LXP Industrial Trust	8,573	436,537
Rexford Industrial Realty Inc	33,408	1,199,013
STAG Industrial Inc Class A	27,722	1,069,515
Terreno Realty Corp	15,118	985,694
		6,943,485
Office REITs - 0.6%
BXP Inc	21,397	1,250,870
Cousins Properties Inc	24,376	624,269
Highwoods Properties Inc	15,952	387,793
Kilroy Realty Corp	15,820	526,173
Vornado Realty Trust	23,242	694,703
		3,483,808
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (b)	6,849	2,178,873
Zillow Group Inc Class A (b)	6,687	298,307
Zillow Group Inc Class C (b)	25,593	1,136,329
		3,613,509
Residential REITs - 1.2%
American Homes 4 Rent Class A	47,310	1,506,350
Camden Property Trust	15,006	1,575,930
Equity LifeStyle Properties Inc	28,129	1,780,285
Independence Realty Trust Inc	34,370	560,575
UDR Inc	43,642	1,585,950
		7,009,090
Retail REITs - 1.7%
Agree Realty Corp (c)	17,390	1,340,943
Brixmor Property Group Inc	44,491	1,338,734
Federal Realty Investment Trust	11,393	1,263,484
Kimco Realty Corp	97,821	2,312,488
Kite Realty Group Trust	31,418	821,895
NNN REIT Inc	27,563	1,206,984
Regency Centers Corp	23,888	1,859,681
		10,144,209
Specialized REITs - 0.7%
CubeSmart	33,092	1,339,564
Lamar Advertising Co Class A	12,605	1,737,473
National Storage Affiliates Trust	10,271	437,134
Rayonier Inc	40,362	856,078
		4,370,249
TOTAL REAL ESTATE		46,935,184
Utilities - 3.0%
Electric Utilities - 0.9%
IDACORP Inc	7,843	1,158,725
OGE Energy Corp	29,817	1,455,070
Pinnacle West Capital Corp	17,369	1,801,513
Portland General Electric Co	16,324	847,704
		5,263,012
Gas Utilities - 0.9%
MDU Resources Group Inc	29,659	668,217
National Fuel Gas Co	13,789	1,163,516
New Jersey Resources Corp	14,634	824,041
ONE Gas Inc	8,707	776,839
Southwest Gas Holdings Inc	9,323	876,828
UGI Corp	31,147	1,124,095
		5,433,536
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	103,340	1,493,263
Ormat Technologies Inc	8,820	1,013,418
Talen Energy Corp (b)	6,630	2,469,145
		4,975,826
Multi-Utilities - 0.1%
Black Hills Corp	10,952	824,575
Water Utilities - 0.3%
Essential Utilities Inc	41,064	1,568,644
TOTAL UTILITIES		18,065,593
TOTAL UNITED STATES		593,786,556
TOTAL COMMON STOCKS (Cost $557,346,169)		603,093,853

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	50

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $128,832)	3.64	129,000	128,833

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	2,119,701	2,120,125
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	14,460,770	14,462,216
TOTAL MONEY MARKET FUNDS (Cost $16,582,341)			16,582,341

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $574,057,416)	619,805,077
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(13,973,694)
NET ASSETS - 100.0%	605,831,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	8	6/2026	2,920,960	126,814

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $128,833.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	914,223	69,719,261	68,513,336	65,003	(23)	-	2,120,125	2,119,701	0.0%
Fidelity Securities Lending Cash Central Fund	3,871,356	90,058,515	79,467,799	111,619	144	-	14,462,216	14,460,770	0.0%
Total	4,785,579	159,777,776	147,981,135	176,622	121	-	16,582,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,758,639	21,758,639	-	-
Consumer Discretionary	69,481,796	69,481,796	-	-
Consumer Staples	21,193,095	21,193,095	-	-
Energy	22,033,833	22,033,833	-	-
Financials	97,983,302	97,983,302	-	-
Health Care	67,393,551	67,393,551	-	-
Industrials	126,633,545	126,633,545	-	-
Information Technology	86,216,742	86,216,742	-	-
Materials	25,398,573	25,398,573	-	-
Real Estate	46,935,184	46,935,184	-	-
Utilities	18,065,593	18,065,593	-	-

Non-Convertible Preferred Stocks
Real Estate	50	50	-	-

U.S. Treasury Obligations	128,833	-	128,833	-

Money Market Funds	16,582,341	16,582,341	-	-
Total Investments in Securities:	619,805,077	619,676,244	128,833	-
Derivative Instruments:

Assets
Futures Contracts	126,814	126,814	-	-
Total Assets	126,814	126,814	-	-
Total Derivative Instruments:	126,814	126,814	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	126,814	-
Total Equity Risk	126,814	-
Total Value of Derivatives	126,814	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including securities loaned of $14,616,958) - See accompanying schedule:
Unaffiliated issuers (cost $557,475,075)	$603,222,736
Fidelity Central Funds (cost $16,582,341)	16,582,341

Total Investment in Securities (cost $574,057,416)		$619,805,077
Segregated cash with brokers for derivative instruments		42,579
Receivable for fund shares sold		708,563
Dividends receivable		172,167
Distributions receivable from Fidelity Central Funds		11,552
Receivable for variation margin on futures contracts		42,485
Other receivables		2,259
Total assets		620,784,682
Liabilities
Payable for fund shares redeemed	$491,249
Other payables and accrued expenses	7
Collateral on securities loaned	14,462,043
Total liabilities		14,953,299
Net Assets		$605,831,383
Net Assets consist of:
Paid in capital		$568,257,854
Total accumulated earnings (loss)		37,573,529
Net Assets		$605,831,383
Net Asset Value, offering price and redemption price per share ($605,831,383 ÷ 25,285,910 shares)		$23.96
Statement of Operations
Year ended April 30, 2026
Investment Income
Dividends		$7,745,861
Interest		6,369
Income from Fidelity Central Funds (including $111,619 from security lending)		176,622
Total income		7,928,852
Expenses
Independent trustees' fees and expenses	$1,234
Proxy fee	83
Total expenses before reductions	1,317
Expense reductions	(2,481)
Total expenses after reductions		(1,164)
Net Investment income (loss)		7,930,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,018,656
Redemptions in-kind	169,442,046
Fidelity Central Funds	121
Foreign currency transactions	(11)
Futures contracts	423,574
Total net realized gain (loss)		189,884,386
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(37,417,812)
Futures contracts	120,392
Total change in net unrealized appreciation (depreciation)		(37,297,420)
Net gain (loss)		152,586,966
Net increase (decrease) in net assets resulting from operations		$160,516,982
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,930,016	$7,298,831
Net realized gain (loss)	189,884,386	11,479,573
Change in net unrealized appreciation (depreciation)	(37,297,420)	11,484,959
Net increase (decrease) in net assets resulting from operations	160,516,982	30,263,363
Distributions to shareholders	-	(5,037,711)

Share transactions
Proceeds from sales of shares	561,033,504	235,522,054
Reinvestment of distributions	-	3,720,271
Cost of shares redeemed	(610,891,552)	(173,412,358)

Net increase (decrease) in net assets resulting from share transactions	(49,858,048)	65,829,967
Total increase (decrease) in net assets	110,658,934	91,055,619

Net Assets
Beginning of period	495,172,449	404,116,830
End of period	$605,831,383	$495,172,449

Other Information
Shares
Sold	27,152,491	12,959,637
Issued in reinvestment of distributions	-	201,454
Redeemed	(29,457,187)	(9,466,012)
Net increase (decrease)	(2,304,696)	3,695,079

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.95	$16.91	$14.83	$15.35	$16.82
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.26	.26	.21
Net realized and unrealized gain (loss)	5.70	.95	2.15	(.52)	(1.18)
Total from investment operations	6.01	1.24	2.41	(.26)	(.97)
Distributions from net investment income	-	(.20)	(.24)	(.23)	(.19)
Distributions from net realized gain	-	-	(.08)	(.03)	(.31)
Total distributions	-	(.20)	(.33) C	(.26)	(.50)
Net asset value, end of period	$23.96	$17.95	$16.91	$14.83	$15.35
Total Return D	33.48%	7.31%	16.36%	(1.62)%	(6.09)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-% G	.04%	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.45%	1.58%	1.67%	1.75%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$605,831	$495,172	$404,117	$293,963	$251,337
Portfolio turnover rate H	89 % I	17% I	10% I	13%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,766,608
Gross unrealized depreciation	(49,193,078)
Net unrealized appreciation (depreciation)	$37,573,530
Tax Cost	$582,231,547

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$37,573,530

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$-	$5,037,711
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	809,323,336	479,624,612

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	18,566,418	-	169,442,046	169,442,046	382,677,338

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	1,377,002	13,522,015	24,025,897
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Mid Cap Index Fund	11,960	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Mid Cap Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,481.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Mid Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881627.109
ZMP-ANN-0626
Fidelity Flex® Mid Cap Focused Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Mid Cap Focused Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	135	1,563
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	201	61,701
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	100	15,033
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	78	9,043
SWITZERLAND - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
CRISPR Therapeutics AG (a)	965	50,508
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (a)	90	61,512
UNITED STATES - 98.3%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.3%
Iridium Communications Inc	926	36,179
Entertainment - 0.9%
Roku Inc Class A (a)	611	71,218
TKO Group Holdings Inc Class A	141	26,238
Warner Music Group Corp Class A	1,128	31,889
		129,345
Interactive Media & Services - 1.3%
IAC Inc Class A (a)	628	27,984
Match Group Inc	1,317	49,282
Pinterest Inc Class A (a)	1,067	20,977
Reddit Inc Class A (a)	310	45,641
Snap Inc Class A (a)	7,044	42,757
		186,641
Media - 1.2%
Liberty Broadband Corp Class C (a)	68	2,617
New York Times Co/The Class A	733	57,930
News Corp Class A	578	15,213
Nexstar Media Group Inc	187	38,922
Trade Desk Inc (The) Class A (a)	2,221	52,393
Versant Media Group Inc Class A	47	1,889
		168,964
TOTAL COMMUNICATION SERVICES		521,129
Consumer Discretionary - 11.4%
Automobile Components - 0.7%
BorgWarner Inc	994	56,628
Lear Corp	36	4,577
QuantumScape Corp Class A (a)	4,694	34,219
		95,424
Automobiles - 0.4%
Rivian Automotive Inc Class A (a)	1,641	26,912
Thor Industries Inc	387	30,589
		57,501
Broadline Retail - 0.8%
Etsy Inc (a)	658	42,336
Macy's Inc	1,795	35,092
Ollie's Bargain Outlet Holdings Inc (a)	385	33,306
		110,734
Distributors - 0.3%
LKQ Corp	1,416	44,717
Pool Corp	28	5,973
		50,690
Diversified Consumer Services - 0.4%
Duolingo Inc Class A (a)	304	33,470
Service Corp International/US	269	21,797
		55,267
Hotels, Restaurants & Leisure - 4.4%
Aramark	1,272	58,118
Caesars Entertainment Inc (a)	1,301	36,168
Cava Group Inc (a)	130	12,143
Choice Hotels International Inc	208	20,609
Churchill Downs Inc	406	41,002
Domino's Pizza Inc	59	20,026
DraftKings Inc Class A (a)	921	21,478
Dutch Bros Inc Class A (a)	750	43,133
Hyatt Hotels Corp Class A	25	4,188
MGM Resorts International (a)	1,088	42,367
Norwegian Cruise Line Holdings Ltd (a)	681	12,381
Planet Fitness Inc Class A (a)	505	33,668
Texas Roadhouse Inc	323	52,000
Vail Resorts Inc	248	31,541
Viking Holdings Ltd (a)	829	67,903
Wingstop Inc	206	33,796
Wyndham Hotels & Resorts Inc	454	36,947
Wynn Resorts Ltd	443	47,450
		614,918
Household Durables - 1.1%
Mohawk Industries Inc (a)	339	35,785
Somnigroup International Inc	481	36,489
Toll Brothers Inc	437	62,115
TopBuild Corp (a)	49	21,692
		156,081
Leisure Products - 0.7%
Brunswick Corp/DE	442	35,117
Hasbro Inc	630	60,379
		95,496
Specialty Retail - 2.0%
Advance Auto Parts Inc	604	35,944
AutoNation Inc (a)	5	1,062
CarMax Inc (a)	69	2,712
Dick's Sporting Goods Inc	308	69,891
Five Below Inc (a)	115	27,101
Floor & Decor Holdings Inc Class A (a)	29	1,404
GameStop Corp Class A (a)	2,101	52,420
Lithia Motors Inc	16	4,642
Murphy USA Inc	24	14,112
Valvoline Inc (a)	906	30,106
Wayfair Inc Class A (a)	576	36,824
		276,218
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (a)	1,198	23,373
PVH Corp	374	34,199
Ralph Lauren Corp Class A	83	29,767
VF Corp	134	2,536
		89,875
TOTAL CONSUMER DISCRETIONARY		1,602,204
Consumer Staples - 3.5%
Beverages - 0.8%
Brown-Forman Corp Class B	1,718	44,273
Celsius Holdings Inc (a)	59	1,980
Coca-Cola Consolidated Inc	108	22,148
Molson Coors Beverage Co Class B	949	40,560
		108,961
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A	2,202	37,104
BJ's Wholesale Club Holdings Inc (a)	611	57,367
Maplebear Inc (a)	192	8,131
Performance Food Group Co (a)	332	30,066
Sprouts Farmers Market Inc (a)	111	9,085
		141,753
Food Products - 1.7%
Conagra Brands Inc	2,658	38,142
Darling Ingredients Inc (a)	267	17,149
Freshpet Inc (a)	491	33,084
Hormel Foods Corp	234	5,024
Ingredion Inc	358	40,003
JM Smucker Co	529	51,858
Lamb Weston Holdings Inc	1,191	51,868
		237,128
TOTAL CONSUMER STAPLES		487,842
Energy - 3.6%
Energy Equipment & Services - 0.4%
NOV Inc	332	6,793
Weatherford International PLC	414	45,685
		52,478
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Corp	384	8,394
Antero Resources Corp (a)	1,383	54,297
APA Corp	1,585	64,557
Chord Energy Corp	310	45,136
DT Midstream Inc	219	32,410
HF Sinclair Corp	793	53,298
Matador Resources Co	661	41,934
Murphy Oil Corp	93	3,883
PBF Energy Inc Class A	835	36,206
Permian Resources Holdings Inc/DE Class A	1,687	36,473
Range Resources Corp	418	18,183
SM Energy Co	1,314	40,773
Venture Global Inc Class A	492	6,528
Viper Energy Inc Class A	262	12,938
		455,010
TOTAL ENERGY		507,488
Financials - 15.7%
Banks - 3.7%
Bank OZK	1,044	50,280
Columbia Banking System Inc	1,577	46,679
Commerce Bancshares Inc/MO	127	6,608
Cullen/Frost Bankers Inc	94	13,623
East West Bancorp Inc	311	39,332
First Horizon Corp	913	22,788
Hancock Whitney Corp	531	35,848
Old National Bancorp/IN	430	10,307
Pinnacle Financial Partners Inc	318	31,463
Prosperity Bancshares Inc	582	40,536
SOUTHSTATE BANK CORP	157	15,334
UMB Financial Corp	97	12,238
United Bankshares Inc/WV	75	3,286
Valley National Bancorp	289	3,922
Webster Financial Corp	307	22,215
Western Alliance Bancorp	571	46,559
Wintrust Financial Corp	341	51,345
Zions Bancorp NA	776	49,214
		501,577
Capital Markets - 3.2%
Affiliated Managers Group Inc	34	10,019
Blue Owl Capital Inc Class A	237	2,310
Carlyle Group Inc/The	1,215	60,835
Evercore Inc Class A	184	59,117
FactSet Research Systems Inc	52	11,834
Franklin Resources Inc	1,724	51,668
Houlihan Lokey Inc Class A	298	46,116
Invesco Ltd	2,161	56,640
Janus Henderson Group PLC	731	37,727
Jefferies Financial Group Inc	159	7,667
MarketAxess Holdings Inc	26	4,087
Morningstar Inc	231	38,972
SEI Investments Co	101	9,159
Stifel Financial Corp	732	57,689
		453,840
Consumer Finance - 1.0%
Ally Financial Inc	1,353	60,060
Credit Acceptance Corp (a)	60	30,295
OneMain Holdings Inc	90	5,288
SLM Corp	2,003	46,229
		141,872
Financial Services - 3.1%
Affirm Holdings Inc Class A (a)	1,340	86,135
Corebridge Financial Inc	1,535	42,274
Equitable Holdings Inc	515	21,733
Essent Group Ltd	601	36,373
Jack Henry & Associates Inc	347	53,351
MGIC Investment Corp	112	2,965
Rocket Cos Inc Class A (a)	4,376	63,977
Toast Inc Class A (a)	967	27,579
Voya Financial Inc	560	45,898
Western Union Co/The	3,197	29,061
WEX Inc (a)	160	24,053
		433,399
Insurance - 3.5%
American Financial Group Inc/OH	360	47,977
Assurant Inc	92	21,737
Axis Capital Holdings Ltd	422	42,373
Erie Indemnity Co Class A	19	4,160
Fidelity National Financial Inc	501	26,202
First American Financial Corp	66	4,629
Globe Life Inc	150	23,145
Hanover Insurance Group Inc/The	214	40,166
Kinsale Capital Group Inc	27	8,737
Lincoln National Corp	1,031	38,982
Loews Corp	413	46,508
Old Republic International Corp	1,176	46,981
Primerica Inc	171	48,098
Reinsurance Group of America Inc	140	29,604
Ryan Specialty Holdings Inc Class A	1,147	39,881
Unum Group	289	23,230
		492,410
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp	5,346	58,913
Annaly Capital Management Inc	3,183	72,891
Rithm Capital Corp	134	1,310
Starwood Property Trust Inc	2,125	39,015
		172,129
TOTAL FINANCIALS		2,195,227
Health Care - 10.9%
Biotechnology - 3.4%
Alkermes PLC (a)	1,020	34,384
Arrowhead Pharmaceuticals Inc (a)	730	53,640
BioMarin Pharmaceutical Inc (a)	930	50,136
Bridgebio Pharma Inc (a)	348	24,746
Cytokinetics Inc (a)	164	10,491
Exelixis Inc (a)	499	22,186
Halozyme Therapeutics Inc (a)	144	9,167
Incyte Corp (a)	387	36,869
Ionis Pharmaceuticals Inc (a)	325	24,297
Madrigal Pharmaceuticals Inc (a)	32	16,556
Moderna Inc (a)	838	38,498
Neurocrine Biosciences Inc (a)	213	28,046
Praxis Precision Medicines Inc (a)	138	43,999
Roivant Sciences Ltd (a)	2,099	59,885
Sarepta Therapeutics Inc (a)	1,054	22,008
		474,908
Health Care Equipment & Supplies - 2.8%
Align Technology Inc (a)	318	55,971
Baxter International Inc	749	13,167
Globus Medical Inc Class A (a)	560	50,501
iRhythm Technologies Inc (a)	324	41,848
Lantheus Holdings Inc (a)	578	48,910
Masimo Corp (a)	245	43,715
Medline Inc Class A	1,470	65,372
Penumbra Inc (a)	181	59,093
Solventum Corp (a)	240	16,166
Teleflex Inc	10	1,239
		395,982
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (a)	928	24,031
Chemed Corp	4	1,700
DaVita Inc (a)	3	464
Encompass Health Corp	169	16,900
Ensign Group Inc/The	111	20,723
Guardant Health Inc (a)	612	53,293
HealthEquity Inc (a)	90	7,383
Henry Schein Inc (a)	560	41,770
Molina Healthcare Inc (a)	293	57,024
Tenet Healthcare Corp (a)	381	67,483
Universal Health Services Inc Class B	277	46,611
		337,382
Life Sciences Tools & Services - 1.7%
Avantor Inc (a)	4,391	35,567
Bio-Rad Laboratories Inc Class A (a)	120	33,614
Bio-Techne Corp	218	12,060
Bruker Corp	1,115	40,932
Charles River Laboratories International Inc (a)	258	43,078
Medpace Holdings Inc (a)	42	17,584
Repligen Corp (a)	39	4,614
Revvity Inc	566	49,027
		236,476
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (a)	957	21,408
Jazz Pharmaceuticals PLC (a)	291	59,079
		80,487
TOTAL HEALTH CARE		1,525,235
Industrials - 20.8%
Aerospace & Defense - 1.6%
BWX Technologies Inc	383	82,877
Hexcel Corp	56	5,257
Huntington Ingalls Industries Inc	173	63,022
Karman Holdings Inc (a)	455	30,931
Kratos Defense & Security Solutions Inc (a)	377	23,770
Moog Inc Class A	41	12,354
		218,211
Air Freight & Logistics - 0.3%
GXO Logistics Inc (a)	690	39,420
Building Products - 2.0%
A O Smith Corp	125	7,730
Advanced Drainage Systems Inc	360	53,730
Allegion plc	175	24,059
Armstrong World Industries Inc	46	7,838
Builders FirstSource Inc (a)	169	13,366
Fortune Brands Innovations Inc	1,208	48,972
Modine Manufacturing Co (a)	103	26,227
Owens Corning	428	52,790
Simpson Manufacturing Co Inc	235	44,822
Zurn Elkay Water Solutions Corp	134	6,962
		286,496
Commercial Services & Supplies - 0.9%
Casella Waste Systems Inc Class A (a)	167	13,235
Clean Harbors Inc (a)	112	35,020
Rollins Inc	677	37,729
Tetra Tech Inc	1,407	45,474
		131,458
Construction & Engineering - 2.0%
AECOM	242	20,352
API Group Corp (a)	1,680	76,810
Argan Inc	75	50,249
Dycom Industries Inc (a)	53	21,947
Everus Construction Group Inc (a)	40	5,896
Fluor Corp (a)	196	10,457
Primoris Services Corp	290	52,534
Sterling Infrastructure Inc (a)	64	33,000
Valmont Industries Inc	26	13,209
		284,454
Electrical Equipment - 2.1%
Acuity Inc	45	13,040
Generac Holdings Inc (a)	279	72,325
Nextpower Inc Class A (a)	362	43,125
nVent Electric PLC	406	58,017
Regal Rexnord Corp	308	66,229
Sensata Technologies Holding PLC	953	39,683
		292,419
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	828	53,737
Landstar System Inc	13	2,393
Lyft Inc Class A (a)	2,566	36,309
Ryder System Inc	53	13,450
Saia Inc (a)	135	60,591
		166,480
Machinery - 6.2%
AGCO Corp	62	7,503
Allison Transmission Holdings Inc	141	18,943
Chart Industries Inc (a)	72	14,969
CNH Industrial NV Class A	4,452	47,681
Crane Co	259	46,032
Donaldson Co Inc	577	50,874
Flowserve Corp	209	15,391
Graco Inc	747	59,962
ITT Inc	203	43,511
Lincoln Electric Holdings Inc	119	31,535
Middleby Corp/The (a)	279	39,160
Mueller Industries Inc	518	70,153
Nordson Corp	239	68,940
Oshkosh Corp	102	15,943
Pentair PLC	360	29,056
RBC Bearings Inc (a)	136	81,476
SPX Technologies Inc (a)	248	54,290
Stanley Black & Decker Inc	749	58,542
Timken Co/The	373	41,362
Toro Co/The	502	47,775
Watts Water Technologies Inc Class A	36	10,806
		853,904
Marine Transportation - 0.3%
Kirby Corp (a)	303	45,614
Matson Inc	5	872
		46,486
Passenger Airlines - 0.6%
Alaska Air Group Inc (a)	1,153	45,094
American Airlines Group Inc (a)	3,684	43,139
		88,233
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp Class A	201	15,632
CACI International Inc (a)	103	53,513
ExlService Holdings Inc (a)	1,580	50,370
FTI Consulting Inc (a)	193	34,605
Genpact Ltd	91	3,162
Maximus Inc	549	36,025
Paycom Software Inc	299	37,901
Planet Labs PBC Class A (a)	1,470	54,346
Robert Half Inc	1,000	26,610
		312,164
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	64	19,568
Core & Main Inc Class A (a)	954	48,053
QXO Inc (a)	856	17,179
SiteOne Landscape Supply Inc (a)	276	34,790
Wesco International Inc	221	77,156
		196,746
TOTAL INDUSTRIALS		2,916,471
Information Technology - 14.0%
Communications Equipment - 0.5%
Viavi Solutions Inc (a)	1,239	64,924
Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries Inc	176	67,569
Arrow Electronics Inc (a)	283	53,156
Cognex Corp	223	12,379
Littelfuse Inc	131	52,946
Ralliant Corp	762	34,625
TD SYNNEX Corp	163	37,193
TTM Technologies Inc (a)	178	28,163
Zebra Technologies Corp Class A (a)	244	55,207
		341,238
IT Services - 0.8%
Amdocs Ltd	110	7,113
EPAM Systems Inc (a)	64	7,282
Gartner Inc (a)	342	50,784
GoDaddy Inc Class A (a)	250	21,698
Kyndryl Holdings Inc (a)	2,298	31,758
		118,635
Semiconductors & Semiconductor Equipment - 4.0%
Astera Labs Inc (a)	599	116,650
Cirrus Logic Inc (a)	60	9,785
Enphase Energy Inc (a)	866	28,543
FormFactor Inc (a)	98	13,321
GlobalFoundries Inc (a)	724	46,770
Lattice Semiconductor Corp (a)	630	77,037
MKS Inc	156	44,265
Onto Innovation Inc (a)	89	26,260
Qorvo Inc (a)	495	46,639
Rambus Inc (a)	179	20,605
Silicon Laboratories Inc (a)	32	6,966
SiTime Corp (a)	120	67,458
Skyworks Solutions Inc	811	56,908
		561,207
Software - 4.9%
Atlassian Corp Class A (a)	333	22,840
Aurora Innovation Inc Class A (a)	263	1,546
Bentley Systems Inc Class B	978	31,902
BitMine Immersion Technologies Inc	693	14,830
Box Inc Class A (a)	1,440	34,848
Circle Internet Group Inc Class A (a)	1	91
Docusign Inc (a)	1,011	46,496
Dropbox Inc Class A (a)	1,754	42,605
Dynatrace Inc (a)	1,445	52,324
Gen Digital Inc	2,722	52,508
Guidewire Software Inc (a)	175	24,218
InterDigital Inc	33	9,786
Manhattan Associates Inc (a)	79	10,893
Nutanix Inc Class A (a)	476	19,464
Procore Technologies Inc (a)	687	38,870
RingCentral Inc Class A	762	30,648
Rubrik Inc Class A (a)	846	44,990
Samsara Inc Class A (a)	1,715	49,289
SentinelOne Inc Class A (a)	2,471	34,989
Teradata Corp (a)	937	24,690
Unity Software Inc (a)	1,907	50,384
Varonis Systems Inc (a)	1,181	31,060
		669,271
Technology Hardware, Storage & Peripherals - 1.4%
Everpure Inc Class A (a)	1,319	94,243
IonQ Inc (a)	1,777	80,178
Super Micro Computer Inc (a)	959	26,276
		200,697
TOTAL INFORMATION TECHNOLOGY		1,955,972
Materials - 4.0%
Chemicals - 2.1%
Ashland Inc	397	21,144
Axalta Coating Systems Ltd (a)	1,307	37,171
Celanese Corp	625	42,350
Eastman Chemical Co	167	12,206
Element Solutions Inc	1,235	52,599
Mosaic Co/The	1,681	39,117
Olin Corp	941	26,800
RPM International Inc	592	60,319
		291,706
Construction Materials - 0.2%
Eagle Materials Inc	20	4,202
Knife River Corp (a)	389	36,002
		40,204
Containers & Packaging - 1.1%
AptarGroup Inc	87	10,760
Crown Holdings Inc	533	52,399
Graphic Packaging Holding CO	2,697	25,702
Silgan Holdings Inc	705	28,588
Sonoco Products Co	627	31,325
		148,774
Metals & Mining - 0.6%
Alcoa Corp	641	40,889
Commercial Metals Co	111	7,655
Hecla Mining Co	1,392	25,084
MP Materials Corp (a)	113	7,462
		81,090
TOTAL MATERIALS		561,774
Real Estate - 7.8%
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc	145	5,874
American Healthcare REIT Inc	250	12,695
CareTrust REIT Inc	1,190	46,946
Healthcare Realty Trust Inc	215	4,021
Healthpeak Properties Inc	1,331	21,522
Omega Healthcare Investors Inc	621	29,168
		120,226
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts Inc	3,001	63,411
Ryman Hospitality Properties Inc	388	40,775
		104,186
Industrial REITs - 1.1%
Americold Realty Trust Inc	2,865	35,039
EastGroup Properties Inc	91	18,309
First Industrial Realty Trust Inc	723	44,833
Rexford Industrial Realty Inc	274	9,834
STAG Industrial Inc Class A	1,093	42,168
		150,183
Office REITs - 0.6%
BXP Inc	815	47,645
Cousins Properties Inc	1,690	43,280
		90,925
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	212	67,444
Zillow Group Inc Class A (a)	461	20,565
Zillow Group Inc Class C (a)	189	8,391
		96,400
Residential REITs - 1.1%
American Homes 4 Rent Class A	1,674	53,300
Camden Property Trust	513	53,876
Equity LifeStyle Properties Inc	391	24,746
UDR Inc	530	19,260
		151,182
Retail REITs - 1.7%
Agree Realty Corp	186	14,342
Brixmor Property Group Inc	1,595	47,994
Federal Realty Investment Trust	109	12,088
Kimco Realty Corp	1,531	36,193
Kite Realty Group Trust	2,177	56,950
NNN REIT Inc	251	10,991
Regency Centers Corp	767	59,712
		238,270
Specialized REITs - 1.0%
CubeSmart	1,213	49,102
Lamar Advertising Co Class A	421	58,031
National Storage Affiliates Trust	712	30,303
Rayonier Inc	248	5,260
		142,696
TOTAL REAL ESTATE		1,094,068
Utilities - 2.9%
Electric Utilities - 0.9%
IDACORP Inc	67	9,898
OGE Energy Corp	350	17,080
Pinnacle West Capital Corp	562	58,291
Portland General Electric Co	685	35,572
		120,841
Gas Utilities - 1.2%
MDU Resources Group Inc	2,056	46,322
National Fuel Gas Co	495	41,768
ONE Gas Inc	461	41,130
Southwest Gas Holdings Inc	28	2,633
UGI Corp	1,173	42,334
		174,187
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	3,540	51,153
Ormat Technologies Inc	60	6,894
Talen Energy Corp (a)	103	38,359
		96,406
Multi-Utilities - 0.0%
Black Hills Corp	19	1,431
Water Utilities - 0.1%
Essential Utilities Inc	545	20,819
TOTAL UTILITIES		413,684
TOTAL UNITED STATES		13,781,094
TOTAL COMMON STOCKS (Cost $13,606,474)		13,980,454

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $22,595)	3.69	22,590	22,595

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $13,629,069)	14,003,049
NET OTHER ASSETS (LIABILITIES) - 0.1%	14,779
NET ASSETS - 100.0%	14,017,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P Midcap 400 Index Contracts (United States)	1	6/2026	36,512	2,621

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,176,829	3,154,234	1,158	-	-	22,595	22,590	0.0%
Total	-	3,176,829	3,154,234	1,158	-	-	22,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	522,692	522,692	-	-
Consumer Discretionary	1,611,247	1,611,247	-	-
Consumer Staples	487,842	487,842	-	-
Energy	507,488	507,488	-	-
Financials	2,271,961	2,271,961	-	-
Health Care	1,575,743	1,575,743	-	-
Industrials	2,916,471	2,916,471	-	-
Information Technology	2,017,484	2,017,484	-	-
Materials	561,774	561,774	-	-
Real Estate	1,094,068	1,094,068	-	-
Utilities	413,684	413,684	-	-

Money Market Funds	22,595	22,595	-	-
Total Investments in Securities:	14,003,049	14,003,049	-	-
Derivative Instruments:

Assets
Futures Contracts	2,621	2,621	-	-
Total Assets	2,621	2,621	-	-
Total Derivative Instruments:	2,621	2,621	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,621	-
Total Equity Risk	2,621	-
Total Value of Derivatives	2,621	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,606,474)	$13,980,454
Fidelity Central Funds (cost $22,595)	22,595

Total Investment in Securities (cost $13,629,069)		$14,003,049
Segregated cash with brokers for derivative instruments		9,714
Cash		3,819
Receivable for fund shares sold		26,098
Dividends receivable		4,222
Distributions receivable from Fidelity Central Funds		103
Receivable for variation margin on futures contracts		606
Total assets		14,047,611
Liabilities
Payable for investments purchased	$18,678
Payable for fund shares redeemed	11,105
Total liabilities		29,783
Net Assets		$14,017,828
Net Assets consist of:
Paid in capital		$13,683,984
Total accumulated earnings (loss)		333,844
Net Assets		$14,017,828
Net Asset Value, offering price and redemption price per share ($14,017,828 ÷ 1,254,071 shares)		$11.18
Statement of Operations
For the period July 24, 2025 (commencement of operations) through April 30, 2026
Investment Income
Dividends		$76,638
Income from Fidelity Central Funds		1,158
Total income		77,796
Expenses
Independent trustees' fees and expenses	$9
Total expenses		9
Net Investment income (loss)		77,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(94,038)
Redemptions in-kind	491,181
Futures contracts	4,051
Total net realized gain (loss)		401,194
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	373,980
Futures contracts	2,621
Total change in net unrealized appreciation (depreciation)		376,601
Net gain (loss)		777,795
Net increase (decrease) in net assets resulting from operations		$855,582
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through April 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,787
Net realized gain (loss)	401,194
Change in net unrealized appreciation (depreciation)	376,601
Net increase (decrease) in net assets resulting from operations	855,582
Distributions to shareholders	(31,206)

Share transactions
Proceeds from sales of shares	19,792,864
Reinvestment of distributions	15,002
Cost of shares redeemed	(6,614,414)

Net increase (decrease) in net assets resulting from share transactions	13,193,452
Total increase (decrease) in net assets	14,017,828

Net Assets
Beginning of period	-
End of period	$14,017,828

Other Information
Shares
Sold	1,880,658
Issued in reinvestment of distributions	1,429
Redeemed	(628,016)
Net increase (decrease)	1,254,071

Financial Highlights
Fidelity Flex® Mid Cap Focused Index Fund

Years ended April 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.23
Distributions from net investment income	(.05)
Distributions from net realized gain	- D
Total distributions	(.05)
Net asset value, end of period	$11.18
Total Return E	12.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I
Expenses net of fee waivers, if any	- % H,I
Expenses net of all reductions, if any	-% H,I
Net investment income (loss)	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,018
Portfolio turnover rate J	135 % I,K

AFor the period July 24, 2025 (commencement of operations) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Flex Mid Cap Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$832,731
Gross unrealized depreciation	(714,136)
Net unrealized appreciation (depreciation)	$118,595
Tax Cost	$13,884,454

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$215,248
Net unrealized appreciation (depreciation) on securities and other investments	$118,595

The tax character of distributions paid was as follows:

April 30, 2026A
Ordinary Income	$30,582
Long-term Capital Gains	624
Total	$31,206

A For the period July 24, 2025 (commencement of operations) through April 30, 2026.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Focused Index Fund	22,276,391	7,773,853

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Focused Index Fund	107,103	-	491,181	491,181	1,193,180
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Mid Cap Focused Index Fund	24%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Mid Cap Focused Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Focused Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2026, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from July 24, 2025 (commencement of operations) through April 30, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 24, 2025 (commencement of operations) through April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $912 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 58% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 64.86% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 27.44% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918054.100
FXM-ANN-0626
Fidelity Flex® Small Cap Focused Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Small Cap Focused Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	262	6,460
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	919	12,278
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	33	2,592
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (a)	1,574	31,921
TOTAL CANADA		34,513
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (a)	3,516	15,857
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (a)	6,183	19,044
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	627	11,110
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (a)	1,998	17,363
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	486	23,571
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	114	9,272
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Ltd (a)	532	26,435
PUERTO RICO - 0.2%
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	543	13,185
Ofg Bancorp	63	2,895
		16,080
Financial Services - 0.0%
EVERTEC Inc	93	2,746
TOTAL FINANCIALS		18,826
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Unusual Machines Inc /US (a)	578	8,433
TOTAL PUERTO RICO		27,259
SINGAPORE - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Grindr Inc Class A (a)	769	10,282
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	186	15,903
TOTAL SINGAPORE		26,185
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	1,177	30,143
UNITED STATES - 98.1%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.7%
GCI Liberty Inc Class C	399	13,666
Globalstar Inc (a)	405	33,332
IDT Corp Class B	273	13,691
Lumen Technologies Inc (a)	4,359	38,534
Shenandoah Telecommunications Co	770	12,111
Uniti Group Inc (a)	267	3,158
		114,492
Entertainment - 1.1%
Atlanta Braves Holdings Inc Class A (a)	172	9,102
Atlanta Braves Holdings Inc Class C (a)	448	22,136
Cinemark Holdings Inc	864	25,505
Lionsgate Studios Corp	518	6,443
Madison Square Garden Entertainment Corp Class A (a)	366	24,493
Madison Square Garden Sports Corp Class A (a)	128	43,835
Marcus Corp/The	385	6,784
Sphere Entertainment Co Class A (a)	90	12,821
		151,119
Interactive Media & Services - 0.4%
Cargurus Inc Class A (a)	239	8,714
EverQuote Inc Class A (a)	475	6,850
QuinStreet Inc (a)	966	12,326
Trump Media & Technology Group Corp (a)	75	686
Yelp Inc Class A (a)	643	17,747
Ziff Davis Inc (a)	45	2,059
ZoomInfo Technologies Inc (a)	2,868	17,925
		66,307
Media - 0.6%
Cable One Inc (a)	80	7,319
Clear Channel Outdoor Holdings Inc (a)	5,102	12,245
DoubleVerify Holdings Inc (a)	1,559	17,180
iHeartMedia Inc Class A (a)	1,141	6,812
John Wiley & Sons Inc Class A	33	1,350
Magnite Inc (a)	1,482	18,992
NIQ Global Intelligence Plc	864	9,444
Sinclair Inc Class A	683	10,621
USA TODAY Co Inc (a)	1,805	13,050
		97,013
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems Inc	393	17,709
TOTAL COMMUNICATION SERVICES		446,640
Consumer Discretionary - 10.5%
Automobile Components - 1.3%
Adient PLC (a)	81	1,705
Cooper-Standard Holdings Inc (a)	305	9,171
Dana Inc	872	31,785
Dauch Corporation (a)	2,656	15,166
Dorman Products Inc (a)	87	9,788
Gentherm Inc (a)	449	13,515
Goodyear Tire & Rubber Co/The (a)	2,797	19,803
LCI Industries	202	24,082
Patrick Industries Inc	260	24,180
Phinia Inc	108	7,792
Standard Motor Products Inc	336	12,556
Versigent PLC	132	4,616
Visteon Corp	240	26,811
		200,970
Automobiles - 0.1%
Lucid Group Inc (a)	1,591	10,135
Winnebago Industries Inc	418	13,631
		23,766
Broadline Retail - 0.0%
Dillard's Inc Class A	31	17,645
Kohl's Corp	50	708
		18,353
Diversified Consumer Services - 1.5%
ADT Inc	1,752	13,193
Carriage Services Inc	260	12,766
Covista Inc (a)	133	15,324
Frontdoor Inc (a)	557	38,227
Graham Holdings Co Class B	27	30,308
Grand Canyon Education Inc (a)	115	19,443
Laureate Education Inc (a)	992	29,854
Mister Car Wash Inc (a)	1,663	11,774
Perdoceo Education Corp	144	4,886
Strategic Education Inc	227	17,797
Stride Inc (a)	156	15,157
Universal Technical Institute Inc (a)	501	18,803
		227,532
Hotels, Restaurants & Leisure - 2.2%
Bloomin' Brands Inc	1,333	8,131
Brinker International Inc (a)	198	30,144
Cheesecake Factory Inc/The	126	7,922
Cracker Barrel Old Country Store Inc	385	12,058
First Watch Restaurant Group Inc (a)	793	10,404
Global Business Travel Group I Class A (a)	2,072	12,142
Kura Sushi USA Inc Class A (a)	110	6,058
Life Time Group Holdings Inc (a)	1,172	31,421
Lindblad Expeditions Holdings Inc (a)	688	12,749
Marriott Vacations Worldwide Corp	46	3,311
Monarch Casino & Resort Inc	150	17,804
Navan Inc Class A (a)	649	11,351
Papa John's International Inc	422	15,272
Penn Entertainment Inc (a)	222	3,876
Portillo's Inc Class A (a)	829	5,181
Pursuit Attractions and Hospitality Inc (a)	329	13,844
Red Rock Resorts Inc Class A	420	22,663
Rush Street Interactive Inc Class A (a)	915	25,712
Sabre Corp (a)	6,861	12,556
Shake Shack Inc Class A (a)	317	32,480
Six Flags Entertainment Corp (a)	1,024	19,231
Target Hospitality Corp (a)	552	8,026
Wendy's Co/The	2,031	14,136
		336,472
Household Durables - 2.0%
Cavco Industries Inc (a)	29	14,703
Century Communities Inc	279	15,630
Champion Homes Inc (a)	423	32,245
Green Brick Partners Inc (a)	293	19,760
Hovnanian Enterprises Inc Class A (a)	81	9,108
Installed Building Products Inc	159	45,879
KB Home	514	27,237
Leggett & Platt Inc	1,564	17,001
M/I Homes Inc (a)	89	11,703
Meritage Homes Corp	262	17,643
Newell Brands Inc	236	962
SharkNinja Inc (a)	335	38,703
Sonos Inc (a)	1,259	18,671
Taylor Morrison Home Corp (a)	432	26,240
Tri Pointe Homes Inc (a)	323	15,145
		310,630
Leisure Products - 0.3%
Acushnet Holdings Corp	241	23,334
Callaway Golf Co (a)	250	3,825
Peloton Interactive Inc Class A (a)	579	3,155
Sturm Ruger & Co Inc	275	11,930
		42,244
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	346	29,531
American Eagle Outfitters Inc	465	8,100
Arko Corp	1,344	8,870
Asbury Automotive Group Inc (a)	152	30,961
Boot Barn Holdings Inc (a)	122	20,917
Buckle Inc/The	325	18,073
Chewy Inc Class A (a)	1,665	42,325
Gap Inc/The	1,620	39,837
Group 1 Automotive Inc	45	16,059
MarineMax Inc (a)	334	9,599
National Vision Holdings Inc (a)	779	18,088
Penske Automotive Group Inc	158	27,100
Revolve Group Inc Class A (a)	581	14,786
RH (a)	21	2,771
Sally Beauty Holdings Inc (a)	1,104	15,655
Signet Jewelers Ltd	147	13,087
Stitch Fix Inc Class A (a)	2,048	7,455
Upbound Group Inc	728	14,385
Urban Outfitters Inc (a)	431	30,317
Victoria's Secret & Co (a)	301	15,601
Warby Parker Inc Class A (a)	213	4,712
Winmark Corp	35	13,317
		401,546
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co	5	305
Figs Inc Class A (a)	1,427	21,348
G-III Apparel Group Ltd	493	15,377
Kontoor Brands Inc	187	13,718
Levi Strauss & Co Class A	158	3,520
Oxford Industries Inc	241	10,324
Steven Madden Ltd	194	7,287
Wolverine World Wide Inc	4	68
		71,947
TOTAL CONSUMER DISCRETIONARY		1,633,460
Consumer Staples - 2.4%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (a)	77	18,252
National Beverage Corp (a)	360	12,319
Vita Coco Co Inc/The (a)	95	6,269
		36,840
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	299	23,483
Chefs' Warehouse Inc/The (a)	340	26,385
PriceSmart Inc	95	14,907
United Natural Foods Inc (a)	181	9,054
Weis Markets Inc	162	11,369
		85,198
Food Products - 0.8%
Cal-Maine Foods Inc	350	27,041
Calavo Growers Inc	210	5,914
Flowers Foods Inc	2,158	19,551
Mama's Creations Inc (a)	656	9,309
Marzetti Company/The	61	7,947
Pilgrim's Pride Corp	43	1,423
Seaboard Corp	3	17,058
Simply Good Foods Co/The (a)	1,033	13,811
Utz Brands Inc Class A	1,366	10,873
		112,927
Household Products - 0.5%
Central Garden & Pet Co Class A (a)	534	17,921
Oil-Dri Corp of America	176	12,839
Reynolds Consumer Products Inc	678	14,218
Spectrum Brands Holdings Inc	30	2,478
WD-40 Co	115	24,145
		71,601
Personal Care Products - 0.2%
BellRing Brands Inc (a)	186	3,311
Coty Inc Class A (a)	5,914	14,548
Edgewell Personal Care Co	632	14,252
Herbalife Ltd (a)	60	996
Interparfums Inc	22	2,007
		35,114
Tobacco - 0.2%
Turning Point Brands Inc	213	17,185
Universal Corp/VA	290	15,538
		32,723
TOTAL CONSUMER STAPLES		374,403
Energy - 5.7%
Energy Equipment & Services - 3.0%
Archrock Inc	787	30,496
Bristow Group Inc	310	15,230
Cactus Inc Class A	561	31,259
Core Laboratories Inc	748	10,958
Expro Group Holdings NV (a)	113	2,058
Helix Energy Solutions Group Inc (a)	1,611	16,674
Innovex International Inc (a)	539	14,968
Kodiak Gas Services Inc	612	41,494
Liberty Energy Inc Class A	660	22,301
National Energy Services Reunited Corp (a)	692	17,258
Noble Corp PLC	884	45,111
Oceaneering International Inc (a)	799	29,994
Oil States International Inc (a)	961	11,032
Patterson-UTI Energy Inc	2,735	33,422
RPC Inc	1,539	12,127
Select Water Solutions Inc Class A	1,161	19,424
Solaris Energy Infrastructure Inc Class A	403	29,758
Tidewater Inc (a)	174	15,543
Transocean Ltd (a)	6,902	47,072
Valaris Ltd (a)	292	29,778
		475,957
Oil, Gas & Consumable Fuels - 2.7%
California Resources Corp	337	23,004
Calumet Inc (a)	147	4,810
Centrus Energy Corp Class A (a)	68	14,345
Clean Energy Fuels Corp (a)	2,999	6,898
CNX Resources Corp (a)	1,022	39,766
Comstock Resources Inc (a)	55	957
Core Natural Resources Inc	371	33,294
Crescent Energy Co Class A	2,006	26,981
CVR Energy Inc (a)	418	13,853
Delek US Holdings Inc	173	8,060
Granite Ridge Resources Inc	1,116	6,729
Green Plains Inc (a)	878	15,260
Gulfport Energy Corp (a)	54	10,397
International Seaways Inc	127	10,535
Kinetik Holdings Inc Class A	430	21,732
Lightbridge Corp (a)	117	1,527
Magnolia Oil & Gas Corp Class A	789	23,859
NextDecade Corp (a)	1,851	14,493
Northern Oil & Gas Inc	881	23,928
Par Pacific Holdings Inc (a)	165	10,836
Peabody Energy Corp	935	24,927
REX American Resources Corp (a)	337	16,345
Sable Offshore Corp (a)	1,235	17,722
Talos Energy Inc (a)	211	3,359
Ur-Energy Inc (United States) (a)	5,932	10,618
Uranium Energy Corp (a)	2,218	33,026
		417,261
TOTAL ENERGY		893,218
Financials - 18.6%
Banks - 8.9%
1st Source Corp	214	15,735
Ameris Bancorp	469	39,982
Associated Banc-Corp	652	18,360
Atlantic Union Bankshares Corp	605	22,778
Axos Financial Inc (a)	238	22,953
Banc of California Inc	1,209	22,645
BancFirst Corp	190	21,206
Bancorp Inc/The (a)	385	23,035
Bank First Corp	3	435
Bank of Hawaii Corp	127	10,098
BankUnited Inc	597	27,749
Banner Corp	71	4,751
Bar Harbor Bankshares	290	9,933
Beacon Financial Corp	229	6,533
BOK Financial Corp	62	8,295
Carter Bankshares Inc (a)	380	9,728
Cathay General Bancorp	540	30,256
City Holding Co	19	2,336
CNB Financial Corp/PA	429	13,033
Community Financial System Inc	174	11,025
Community Trust Bancorp Inc	213	13,830
Community West Bancshares	404	9,583
Connectone Bancorp Inc	575	16,802
Customers Bancorp Inc (a)	75	5,720
CVB Financial Corp	342	6,967
Dime Community Bancshares Inc	461	16,545
Eastern Bankshares Inc	1,639	33,157
Enterprise Financial Services Corp	354	20,468
Equity Bancshares Inc Class A	260	11,788
FB Financial Corp	379	20,493
First Bancorp/Southern Pines NC	104	6,005
First Busey Corp	808	21,170
First Commonwealth Financial Corp	159	2,927
First Community Bankshares Inc	290	12,360
First Financial Bancorp	871	26,374
First Financial Corp	190	12,477
First Hawaiian Inc	1,016	27,716
First Interstate BancSystem Inc Class A	278	9,866
First Merchants Corp	553	22,363
First Mid Bancshares Inc	310	13,048
Firstsun Capital Bancorp (a)	348	12,305
Five Star Bancorp	293	11,852
Flushing Financial Corp	586	9,446
FNB Corp/PA	1,608	28,703
Fulton Financial Corp	733	15,825
German American Bancorp Inc	398	17,142
Hanmi Financial Corp	461	13,789
Hilltop Holdings Inc	26	979
Hingham Institution For Savings The	33	9,379
Home BancShares Inc/AR	1,339	35,979
Hope Bancorp Inc	1,398	17,405
Horizon Bancorp Inc/IN	756	13,684
Independent Bank Corp	185	14,428
International Bancshares Corp	425	30,490
Lakeland Financial Corp	279	16,885
Mechanics Bancorp Class A	805	11,886
Mercantile Bank Corp	250	12,828
Metrocity Bankshares Inc	368	11,772
National Bank Holdings Corp Class A	455	19,429
NB Bancorp Inc	583	11,444
Nbt Bancorp Inc	481	21,015
Nicolet Bankshares Inc	164	24,023
Northrim BanCorp Inc	381	9,346
Northwest Bancshares Inc	1,441	19,929
Old Second Bancorp Inc	681	14,035
Park National Corp	46	7,921
Pathward Financial Inc	40	3,474
Peapack-Gladstone Financial Corp	275	11,481
Peoples Financial Services Corp	159	9,057
Preferred Bank/Los Angeles CA	149	14,115
Provident Financial Services Inc	1,115	25,288
QCR Holdings Inc	7	633
Renasant Corp	755	30,117
S&T Bancorp Inc	33	1,456
Seacoast Banking Corp of Florida	811	25,522
Simmons First National Corp Class A	439	9,333
SmartFinancial Inc	254	10,653
Stellar Bancorp Inc	473	17,766
Stock Yards Bancorp Inc	274	19,818
Texas Capital Bancshares Inc (a)	335	33,735
Third Coast Bancshares Inc (a)	94	3,510
Tompkins Financial Corp	170	14,326
Towne Bank/Portsmouth VA	270	9,601
TriCo Bancshares	28	1,408
Triumph Financial Inc (a)	3	202
Trustmark Corp	522	23,161
United Community Bank/SC	937	31,230
WaFd Inc	195	6,903
Washington Trust Bancorp Inc	329	10,340
WesBanco Inc	331	11,380
WSFS Financial Corp	191	13,746
		1,380,699
Capital Markets - 2.9%
Acadian Asset Management Inc	15	1,010
Artisan Partners Asset Management Inc Class A	618	23,138
BGC Group Inc Class A	1,317	14,790
Cohen & Steers Inc	283	19,892
DigitalBridge Group Inc Class A	460	7,158
Donnelley Financial Solutions Inc (a)	320	16,096
Federated Hermes Inc Class B	294	17,078
Galaxy Digital Inc Class A	1,555	42,669
Hamilton Lane Inc Class A	315	28,977
Lazard Inc	468	22,698
Moelis & Co Class A	292	19,015
Perella Weinberg Partners Class A	813	18,488
Piper Sandler Cos	490	42,728
PJT Partners Inc Class A	195	29,784
StepStone Group Inc Class A	263	13,913
StoneX Group Inc (a)	499	52,909
TPG Inc Class A	547	23,860
Victory Capital Holdings Inc Class A	155	12,169
Virtu Financial Inc Class A	633	31,435
Virtus Invt Partners Inc	95	13,827
WisdomTree Inc	134	2,278
		453,912
Consumer Finance - 1.5%
Bread Financial Holdings Inc	150	12,717
Dave Inc Class A (a)	108	29,375
Encore Capital Group Inc (a)	237	19,616
Enova International Inc (a)	87	14,739
EZCORP Inc Class A (a)	634	20,783
Figure Technology Solutions Inc Class A	415	14,567
FirstCash Holdings Inc	264	57,610
LendingClub Corp (a)	130	2,218
Nelnet Inc Class A	140	19,838
PRA Group Inc (a)	659	14,360
PROG Holdings Inc	500	17,915
Upstart Holdings Inc (a)	195	6,158
		229,896
Financial Services - 2.2%
Alerus Financial Corp	439	11,827
Cannae Holdings Inc	771	10,416
Enact Holdings Inc	356	15,212
Federal Agricultural Mortgage Corp Class C	106	18,423
Flywire Corp (a)	1,296	17,509
HA Sustainable Infrastructure Capital Inc	941	39,475
Jackson Financial Inc	335	38,783
Marqeta Inc Class A (a)	4,168	18,089
NCR Atleos Corp (a)	602	26,717
NMI Holdings Inc (a)	644	24,929
Payoneer Global Inc (a)	73	363
PennyMac Financial Services Inc	256	23,114
Radian Group Inc	1,014	36,332
Remitly Global Inc (a)	1,477	32,332
Shift4 Payments Inc Class A (a)	209	9,255
UWM Holdings Corp Class A	3,580	12,673
Walker & Dunlop Inc	24	1,208
		336,657
Insurance - 1.9%
Amerisafe Inc	327	9,908
Baldwin Insurance Group Inc/The Class A (a)	97	2,204
Brighthouse Financial Inc (a)	201	12,514
CNO Financial Group Inc	732	32,537
Genworth Financial Inc Class A (a)	3,239	28,471
HCI Group Inc	112	17,200
Horace Mann Educators Corp	414	18,812
Kemper Corp	84	2,830
Lemonade Inc (a)	240	13,594
Mercury General Corp	65	6,325
Oscar Health Inc Class A (a)	601	11,094
Palomar Hldgs Inc (a)	219	26,363
Root Inc/OH Class A (a)	238	12,966
Safety Insurance Group Inc	193	14,506
SiriusPoint Ltd (a)	245	5,735
Skyward Specialty Insurance Group Inc (a)	415	18,862
Stewart Information Services Corp	48	3,360
Trupanion Inc (a)	499	11,971
United Fire Group Inc	336	13,548
Universal Insurance Holdings Inc	384	15,218
White Mountains Insurance Group Ltd	11	24,552
		302,570
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Apollo Commercial Real Estate Finance Inc	1,488	16,279
Arbor Realty Trust Inc	104	821
ARMOUR Residential REIT Inc	191	3,349
Brightspire Capital Inc Class A	2,129	12,348
Chimera Investment Corp	1,094	15,043
Dynex Capital Inc	1,754	23,889
Ellington Financial Inc	1,366	18,100
Franklin BSP Realty Trust Inc	1,391	12,658
Invesco Mortgage Capital Inc	1,243	10,105
MFA Financial Inc	1,395	14,299
Orchid Island Capital Inc	2,164	15,213
Pennymac Mortgage Investment Trust	1,156	14,080
Redwood Trust Inc	2,071	11,515
TPG RE Finance Trust Inc	1,349	11,413
Two Harbors Investment Corp	1,287	14,891
		194,003
TOTAL FINANCIALS		2,897,737
Health Care - 16.7%
Biotechnology - 7.6%
Absci Corp (a)	2,281	11,348
ACADIA Pharmaceuticals Inc (a)	1,067	23,954
ADMA Biologics Inc (a)	533	5,463
Agios Pharmaceuticals Inc (a)	114	3,192
Allogene Therapeutics Inc (a)	2,848	6,066
AnaptysBio Inc (a)	250	16,433
Annexon Inc (a)	2,216	13,008
Apogee Therapeutics Inc (a)	401	33,239
Arbutus Biopharma Corp (a)	2,580	10,836
Arcus Biosciences Inc (a)	137	3,494
Arcutis Biotherapeutics Inc (a)	962	22,338
Ardelyx Inc (a)	141	892
ARS Pharmaceuticals Inc (a)	1,125	9,293
Beam Therapeutics Inc (a)	887	26,903
BioCryst Pharmaceuticals Inc (a)	575	5,267
Biohaven Ltd (a)	1,461	14,011
Capricor Therapeutics Inc (a)	10	335
Catalyst Pharmaceuticals Inc (a)	976	27,455
Celcuity Inc (a)	140	16,989
Celldex Therapeutics Inc (a)	137	4,505
CG oncology Inc (a)	281	18,754
Cogent Biosciences Inc (a)	668	23,908
Compass Therapeutics Inc (a)	2,268	4,014
Corvus Pharmaceuticals Inc (a)	960	14,582
Cullinan Therapeutics Inc (a)	846	11,040
Denali Therapeutics Inc (a)	1,246	23,325
Dianthus Therapeutics Inc (a)	304	26,691
Disc Medicine Inc (a)	302	19,917
Dyne Therapeutics Inc (a)	404	7,090
Emergent BioSolutions Inc (a)	906	7,456
Erasca Inc (a)	912	9,713
First Tracks Biotherapeutics Inc	248	5,771
GRAIL Inc (a)	27	1,470
Ideaya Biosciences Inc (a)	743	21,621
ImmunityBio Inc (a)	2,839	20,157
Immunome Inc (a)	257	5,896
Immunovant Inc (a)	753	20,440
Intellia Therapeutics Inc (a)	1,250	16,850
Kodiak Sciences Inc (a)	412	17,914
Krystal Biotech Inc (a)	119	31,209
Kymera Therapeutics Inc (a)	264	21,402
MannKind Corp (a)	4,811	13,615
MiMedx Group Inc (a)	2,023	6,797
Mineralys Therapeutics Inc (a)	612	16,310
Mirum Pharmaceuticals Inc (a)	192	18,684
Myriad Genetics Inc (a)	1,610	7,648
Nurix Therapeutics Inc (a)	60	1,001
Nuvalent Inc Class A (a)	230	23,064
ORIC Pharmaceuticals Inc (a)	1,337	13,210
Oruka Therapeutics Inc (a)	378	25,859
Protagonist Therapeutics Inc (a)	265	26,227
PTC Therapeutics Inc (a)	575	37,410
Recursion Pharmaceuticals Inc Class A (a)	5,486	18,982
REGENXBIO Inc (a)	813	7,293
Relay Therapeutics Inc (a)	45	582
Rhythm Pharmaceuticals Inc (a)	438	35,636
Rigel Pharmaceuticals Inc (a)	314	9,075
Scholar Rock Holding Corp (a)	333	15,521
Sionna Therapeutics Inc (a)	248	9,598
Soleno Therapeutics Inc (a)	74	3,909
Spyre Therapeutics Inc (a)	551	41,022
Stoke Therapeutics Inc (a)	537	17,571
Summit Therapeutics Inc (a)	484	10,387
Syndax Pharmaceuticals Inc (a)	824	17,658
Tango Therapeutics Inc (a)	930	20,107
Taysha Gene Therapies Inc (a)	3,065	19,585
TG Therapeutics Inc (a)	1,013	34,219
Travere Therapeutics Inc (a)	271	11,415
Twist Bioscience Corp (a)	199	11,632
Ultragenyx Pharmaceutical Inc (a)	200	4,938
Vaxcyte Inc (a)	609	34,859
Vera Therapeutics Inc Class A (a)	562	20,013
Veracyte Inc (a)	693	22,814
Verastem Inc (a)	1,253	6,841
Vericel Corp (a)	57	1,980
Vir Biotechnology Inc (a)	1,506	15,384
Viridian Therapeutics Inc (a)	86	1,158
Xencor Inc (a)	1,030	12,288
		1,178,533
Health Care Equipment & Supplies - 2.2%
Alphatec Holdings Inc (a)	1,347	13,147
Artivion Inc (a)	469	16,804
AtriCure Inc (a)	15	422
Avanos Medical Inc (a)	804	19,794
Axogen Inc (a)	61	2,635
Beta Bionics Inc (a)	604	6,161
Bioventus Inc (a)	797	7,866
Embecta Corp	1,027	9,397
Enovis Corp (a)	660	15,470
Glaukos Corp (a)	400	57,469
Haemonetics Corp (a)	132	7,932
Inspire Medical Systems Inc (a)	7	393
Integer Holdings Corp (a)	291	25,756
Integra LifeSciences Holdings Corp (a)	1,155	12,174
iRadimed Corp	126	10,513
LeMaitre Vascular Inc	191	20,962
Merit Medical Systems Inc (a)	455	31,022
Neogen Corp (a)	435	4,089
Novocure Ltd (a)	1,299	19,758
Omnicell Inc (a)	32	1,325
Procept Biorobotics Corp (a)	623	14,977
QuidelOrtho Corp (a)	857	10,541
Tactile Systems Technology Inc (a)	387	8,909
TransMedics Group Inc (a)	121	12,196
UFP Technologies Inc (a)	84	16,097
		345,809
Health Care Providers & Services - 2.4%
AdaptHealth Corp (a)	1,269	16,637
Addus HomeCare Corp (a)	23	2,227
Alignment Healthcare Inc (a)	496	11,180
AMN Healthcare Services Inc (a)	638	13,060
Astrana Health Inc (a)	563	19,221
Aveanna Healthcare Holdings Inc (a)	1,224	8,005
BrightSpring Health Services Inc (a)	947	45,428
Brookdale Senior Living Inc (a)	814	11,689
Castle Biosciences Inc (a)	477	11,682
Clover Health Investments Corp Class A (a)	6,831	18,785
Concentra Group Holdings Parent Inc	325	7,303
CorVel Corp (a)	36	2,068
Enhabit Inc (a)	839	11,528
GeneDx Holdings Corp Class A (a)	240	15,094
Guardian Pharmacy Services Inc Class A (a)	348	12,911
Hims & Hers Health Inc Class A (a)	1,590	43,200
Hinge Health Inc Class A (a)	255	11,373
National HealthCare Corp	23	3,986
NeoGenomics Inc (a)	1,741	16,122
Nutex Health Inc (a)	89	10,609
PACS Group Inc (a)	496	16,641
Pediatrix Medical Group Inc (a)	115	2,588
Privia Health Group Inc (a)	301	7,480
Progyny Inc (a)	7	129
RadNet Inc (a)	264	14,929
Select Medical Holdings Corp	1,109	18,199
Talkspace Inc Class A (a)	2,293	11,901
US Physical Therapy Inc	191	13,603
		377,578
Health Care Technology - 0.1%
HealthStream Inc	409	8,491
Schrodinger Inc/United States (a)	968	11,577
Waystar Holding Corp (a)	341	7,289
		27,357
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (a)	1,028	22,667
Adaptive Biotechnologies Corp (a)	1,217	17,160
BioLife Solutions Inc (a)	621	13,091
Cytek Biosciences Inc (a)	1,895	8,641
Fortrea Holdings Inc (a)	1,344	15,456
Mesa Laboratories Inc	96	9,600
Pacific Biosciences of California Inc (a)	5,204	8,274
Sotera Health Co (a)	1,862	28,973
		123,862
Pharmaceuticals - 3.6%
Alumis Inc (a)	806	19,900
Amneal Intermediate Inc Class A (a)	1,586	20,412
ANI Pharmaceuticals Inc (a)	205	16,287
Axsome Therapeutics Inc (a)	289	60,040
BioAge Labs Inc (a)	522	8,796
Collegium Pharmaceutical Inc (a)	412	13,897
Crinetics Pharmaceuticals Inc (a)	383	14,853
Definium Therapeutics Inc (a)	942	20,611
Edgewise Therapeutics Inc (a)	659	20,403
Enliven Therapeutics Inc (a)	460	18,966
Harrow Inc (a)	407	16,496
Indivior Pharmaceuticals Inc	970	35,677
Innoviva Inc (a)	739	16,990
Ligand Pharmaceuticals Inc (a)	152	34,876
Liquidia Corp (a)	192	7,528
Maze Therapeutics Inc (a)	365	9,702
MBX Biosciences Inc (a)	384	11,604
Nektar Therapeutics (a)	60	5,102
Ocular Therapeutix Inc (a)	80	750
Omeros Corp (a)	1,047	15,286
Organon & Co	2,752	36,464
Pacira BioSciences Inc (a)	576	14,682
Perrigo Co PLC	1,496	17,713
Prestige Consumer Healthcare Inc (a)	407	22,922
Rapport Therapeutics Inc (a)	409	13,550
Roche Holding AG rights (a)(b)	6	0
Septerna Inc (a)	396	9,409
Supernus Pharmaceuticals Inc (a)	182	8,736
Tarsus Pharmaceuticals Inc (a)	117	7,442
Terns Pharmaceuticals Inc (a)	351	18,578
Theravance Biopharma Inc (a)	641	10,730
Trevi Therapeutics Inc (a)	1,264	17,393
WaVe Life Sciences Ltd (a)	1,964	13,866
		559,661
TOTAL HEALTH CARE		2,612,800
Industrials - 16.2%
Aerospace & Defense - 1.9%
AAR Corp (a)	294	32,449
AeroVironment Inc (a)	225	43,880
Archer Aviation Inc Class A (a)	2,070	11,882
Astronics Corp (a)	73	5,212
Ducommun Inc (a)	140	19,870
Intuitive Machines Inc Class A (a)	1,028	26,060
Leonardo DRS Inc	613	24,906
Loar Holdings Inc (a)	337	18,912
Mercury Systems Inc (a)	202	15,940
National Presto Industries Inc	85	11,886
Park Aerospace Corp	314	10,632
Red Cat Holdings Inc (a)	1,242	14,556
Redwire Corp Class A (a)	1,300	11,947
StandardAero Inc (a)	803	19,963
V2X Inc (a)	7	474
VSE Corp	126	21,632
		290,201
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	140	6,136
Building Products - 1.6%
AAON Inc	482	44,975
AZZ Inc	233	33,328
CSW Industrials Inc	125	36,400
Gibraltar Industries Inc (a)	366	14,285
Griffon Corp	331	30,177
Hayward Holdings Inc (a)	1,721	25,832
Masterbrand Inc (a)	1,667	14,970
Quanex Building Products Corp	686	13,679
Resideo Technologies Inc (a)	1,018	42,115
		255,761
Commercial Services & Supplies - 1.4%
ABM Industries Inc	139	5,671
Brady Corp Class A	159	13,009
Brink's Co/The	165	17,614
CoreCivic Inc (a)	176	3,601
Ennis Inc	436	9,104
Enviri Corp (a)	74	1,457
GEO Group Inc/The (a)	346	6,404
Healthcare Services Group Inc (a)	838	17,942
HNI Corp	631	23,057
Interface Inc	36	1,003
Liquidity Services Inc (a)	386	13,761
Montrose Environmental Group Inc (a)	531	11,178
OPENLANE Inc (a)	875	27,510
Pitney Bowes Inc	1,546	23,901
UniFirst Corp/MA	114	29,128
Vestis Corp (a)	1,632	15,863
		220,203
Construction & Engineering - 1.9%
Arcosa Inc	212	26,812
Centuri Holdings Inc (a)	735	27,636
Construction Partners Inc Class A (a)	345	42,663
Granite Construction Inc	314	43,040
IES Holdings Inc (a)	35	22,543
Legence Corp Class A	327	28,436
Limbach Holdings Inc (a)	159	15,863
MYR Group Inc (a)	116	46,959
NWPX Infrastructure Inc (a)	151	14,849
Orion Group Holdings Inc (a)	420	5,720
Tutor Perini Corp	158	14,681
		289,202
Electrical Equipment - 2.0%
Allient Inc	210	15,998
American Superconductor Corp (a)	40	2,141
Amprius Technologies Inc (a)	1,248	26,283
Atkore Inc	67	5,236
Babcock & Wilcox Enterprises Inc (a)	1,016	15,911
EnerSys	169	36,041
Enovix Corp Class B (a)	2,671	17,816
Eos Energy Enterprises Inc (a)	3,411	22,854
NuScale Power Corp Class A (a)	1,632	20,335
Plug Power Inc (a)	4,623	14,470
Powell Industries Inc	205	56,840
Preformed Line Products Co	41	13,622
Shoals Technologies Group Inc (a)	2,084	16,547
Thermon Group Holdings Inc (a)	42	2,540
Vicor Corp (a)	180	48,469
		315,103
Ground Transportation - 0.4%
ArcBest Corp	206	26,279
Avis Budget Group Inc (a)	53	9,576
Ftai Infrastructure Inc	2,008	12,339
Schneider National Inc Class B	578	17,970
Werner Enterprises Inc	87	3,208
		69,372
Machinery - 4.0%
Alamo Group Inc	108	18,732
Albany International Corp Class A	309	17,934
Alliance Laundry Holdings Inc	576	14,613
Atmus Filtration Technologies Inc	339	21,493
Blue Bird Corp (a)	52	3,333
CECO Environmental Corp (a)	300	22,242
Douglas Dynamics Inc	313	14,439
Enerpac Tool Group Corp Class A	517	18,147
Enpro Inc	91	26,531
Esab Corp	253	24,862
ESCO Technologies Inc	123	39,846
Federal Signal Corp	421	51,838
Franklin Electric Co Inc	139	13,926
Gates Industrial Corp PLC (a)	1,132	28,991
Gorman-Rupp Co/The	240	18,178
Greenbrier Cos Inc/The	31	1,522
Helios Technologies Inc	303	20,725
Hillman Solutions Corp (a)	2,072	16,908
JBT Marel Corp	240	28,344
Kadant Inc	94	27,554
Kennametal Inc	229	8,865
Lindsay Corp	126	14,108
Mueller Water Products Inc Class A1	630	17,571
Proto Labs Inc (a)	270	17,499
Standex International Corp	99	27,027
Symbotic Inc Class A (a)	481	28,427
Tennant CO	216	17,937
Terex Corp	784	48,765
Trinity Industries Inc	229	7,468
Worthington Enterprises Inc	35	1,898
		619,723
Passenger Airlines - 0.3%
Allegiant Travel Co (a)	170	12,859
JetBlue Airways Corp (a)	20	92
Joby Aviation Inc Class A (a)	458	4,209
SkyWest Inc (a)	149	12,236
Sun Country Airlines Holdings Inc (a)	767	12,119
		41,515
Professional Services - 1.3%
Amentum Holdings Inc (a)	596	15,633
BlackSky Technology Inc Class A (a)	456	16,179
Clarivate PLC (a)	5,650	16,216
CRA International Inc	85	13,385
CSG Systems International Inc	60	4,825
Huron Consulting Group Inc (a)	32	4,181
ICF International Inc	223	15,980
Kforce Inc	281	12,704
Korn Ferry	178	11,826
Legalzoom.com Inc (a)	2,001	12,906
Parsons Corp (a)	165	8,318
Resolute Holdings Management Inc (a)	63	8,574
UL Solutions Inc Class A	537	48,593
Upwork Inc (a)	1,445	14,956
Verra Mobility Corp Class A (a)	386	5,724
		210,000
Trading Companies & Distributors - 1.4%
Boise Cascade Co	316	25,049
DNOW Inc (a)	1,720	23,203
DXP Enterprises Inc/TX (a)	127	21,685
Global Industrial Co	239	7,913
Herc Holdings Inc	258	32,745
McGrath RentCorp	73	8,070
MSC Industrial Direct Co Inc Class A	348	35,590
Rush Enterprises Inc Class A	466	34,498
Transcat Inc (a)	157	11,948
Willis Lease Finance Corp	53	10,290
Xometry Inc Class A (a)	69	3,538
		214,529
TOTAL INDUSTRIALS		2,531,745
Information Technology - 14.1%
Communications Equipment - 1.4%
Applied Optoelectronics Inc (a)	459	75,441
Calix Inc (a)	183	7,971
Digi International Inc (a)	61	3,418
Extreme Networks Inc (a)	1,281	28,297
Harmonic Inc (a)	1,497	17,111
Netgear Inc (a)	493	12,458
NetScout Systems Inc (a)	157	5,291
Ondas Inc (a)	1,725	17,319
Viasat Inc (a)	614	40,469
Vistance Networks Inc	856	10,953
		218,728
Electronic Equipment, Instruments & Components - 3.5%
Aeva Technologies Inc (a)	478	7,643
Arlo Technologies Inc (a)	1,158	16,270
Avnet Inc	595	49,093
Badger Meter Inc	120	14,509
Bel Fuse Inc Class B	23	6,344
Belden Inc	293	32,957
Benchmark Electronics Inc	72	5,907
Crane NXT Co	469	20,955
CTS Corp	9	513
Daktronics Inc (a)	625	12,288
ePlus Inc	252	21,342
IPG Photonics Corp (a)	212	25,211
Itron Inc (a)	349	29,246
Knowles Corp (a)	783	24,422
Mirion Technologies Inc Class A (a)	1,001	19,770
Napco Security Technologies Inc	401	18,747
nLight Inc (a)	187	13,062
OSI Systems Inc (a)	119	34,143
Ouster Inc Class A (a)	760	20,490
PC Connection Inc	194	12,366
Plexus Corp (a)	117	29,318
Rogers Corp (a)	169	22,942
Sanmina Corp (a)	374	81,465
ScanSource Inc (a)	323	13,282
Vishay Intertechnology Inc	295	8,546
Vishay Precision Group Inc (a)	212	12,809
		553,640
IT Services - 0.8%
Applied Digital Corp (a)	1,750	59,938
BigBear.ai Holdings Inc (a)	265	1,054
DigitalOcean Holdings Inc (a)	371	35,776
Everforth Inc (a)	45	949
Fastly Inc Class A (a)	1,048	26,467
		124,184
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research Inc Class A (a)	498	25,742
Alpha & Omega Semiconductor Ltd (a)	428	18,588
Ambarella Inc (a)	85	5,848
Amkor Technology Inc	491	34,247
Axcelis Technologies Inc (a)	97	13,494
AXT Inc (a)	123	9,744
CEVA Inc (a)	466	14,232
Cohu Inc (a)	511	24,196
Diodes Inc (a)	153	16,394
Ichor Holdings Ltd (a)	360	23,749
Impinj Inc (a)	80	11,594
MaxLinear Inc (a)	34	2,405
Navitas Semiconductor Corp Class A (a)	242	3,992
Photronics Inc (a)	529	26,175
Rigetti Computing Inc Class A (a)	1,336	23,313
Semtech Corp (a)	438	46,012
SolarEdge Technologies Inc (a)	197	8,443
Ultra Clean Holdings Inc (a)	141	11,019
Veeco Instruments Inc (a)	570	28,415
		347,602
Software - 5.8%
A10 Networks Inc	732	19,530
ACI Worldwide Inc (a)	406	17,547
Adeia Inc	938	29,875
Agilysys Inc (a)	36	2,306
Alarm.com Holdings Inc (a)	111	4,930
Appfolio Inc Class A (a)	91	15,205
Appian Corp Class A (a)	550	11,435
Arteris Inc (a)	568	16,449
AvePoint Inc Class A (a)	1,604	15,639
Bit Digital Inc (a)	5,581	8,427
Blackbaud Inc (a)	2	73
BlackLine Inc (a)	500	15,625
Braze Inc Class A (a)	892	19,651
C3.ai Inc Class A (a)	1,632	14,411
Ccc Intelligent Solutions Holdings Inc Class A (a)	4,653	24,382
Cipher Digital Inc (a)	2,295	40,713
Cleanspark Inc (a)	2,368	29,671
Clear Secure Inc Class A	668	35,665
Clearwater Analytics Holdings Inc Class A (a)	1,989	48,134
Core Scientific Inc (a)	1,287	25,740
Daily Journal Corp (a)	16	8,460
Five9 Inc (a)	963	16,564
Freshworks Inc Class A (a)	238	1,942
Gitlab Inc Class A (a)	1,171	25,926
Hut 8 Corp (United States) (a)	717	54,334
I3 Verticals Inc Class A (a)	337	7,599
Intapp Inc (a)	13	292
Klaviyo Inc Class A (a)	1,235	24,811
Life360 Inc (a)	639	27,535
LiveRamp Holdings Inc (a)	654	19,116
MARA Holdings Inc (a)	1,222	14,652
N-able Inc/US (a)	563	2,916
nCino Inc (a)	141	2,465
NCR Voyix Corp (a)	2,039	14,049
NextNav Inc Class A (a)	998	18,493
Ooma Inc (a)	439	7,164
PagerDuty Inc (a)	1,590	10,574
Pegasystems Inc	709	25,914
Q2 Holdings Inc (a)	522	26,492
Red Violet Inc (a)	230	8,609
Riot Platforms Inc (a)	2,477	42,703
ServiceTitan Inc Class A (a)	208	12,368
SoundHound AI Inc Class A (a)	1,082	8,613
Sprinklr Inc Class A (a)	1,998	9,830
Tenable Holdings Inc (a)	231	4,826
Terawulf Inc (a)	2,440	53,021
Vertex Inc Class A (a)	1,064	13,162
Zeta Global Holdings Corp Class A (a)	1,656	30,504
		888,342
Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf Inc (a)	302	23,197
GPGI Inc Class A	1,486	22,929
Quantum Computing Inc (a)	2,258	20,367
Xerox Holdings Corp warrants 2/14/2028 (a)	11	1
		66,494
TOTAL INFORMATION TECHNOLOGY		2,198,990
Materials - 3.5%
Chemicals - 1.7%
ASP Isotopes Inc (a)	835	4,392
Cabot Corp	199	15,315
Ecovyst Inc (a)	1,244	17,640
Hawkins Inc	72	12,056
HB Fuller Co	191	11,559
Ingevity Corp (a)	101	7,695
Innospec Inc	248	18,912
LSB Industries Inc (a)	823	12,263
Minerals Technologies Inc	72	5,180
NewMarket Corp	33	22,295
Perimeter Solutions Inc (a)	1,108	33,572
PureCycle Technologies Inc (a)	2,328	17,413
Quaker Chemical Corp	17	2,310
Rayonier Advanced Materials Inc (a)	1,075	10,202
Sensient Technologies Corp	329	37,389
Stepan Co	277	13,858
Westlake Corp	127	14,641
		256,692
Construction Materials - 0.0%
United States Lime & Minerals Inc	4	431
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	2,488	9,579
Greif Inc Class A	258	16,832
O-I Glass Inc (a)	151	1,375
TriMas Corp	395	14,623
		42,409
Metals & Mining - 1.4%
Alpha Metallurgical Resources Inc (a)	101	18,831
Century Aluminum Co (a)	428	25,440
Dakota Gold Corp (a)	1,759	9,463
Idaho Strategic Resources Inc (a)	247	10,411
Kaiser Aluminum Corp	34	5,795
Materion Corp	172	31,615
Metallus Inc (a)	622	11,967
United States Antimony Corp (a)	1,615	19,396
USA Rare Earth Inc Class A (a)	1,513	39,294
Warrior Met Coal Inc	387	34,773
Worthington Steel Inc	436	16,755
		223,740
Paper & Forest Products - 0.1%
Sylvamo Corp	371	15,853
TOTAL MATERIALS		539,125
Real Estate - 5.4%
Diversified REITs - 0.7%
American Assets Trust Inc	695	14,414
Broadstone Net Lease Inc Class A	1,507	29,839
CTO Realty Growth Inc	511	10,347
Essential Properties Realty Trust Inc	960	30,173
Global Net Lease Inc	1,950	18,642
		103,415
Health Care REITs - 0.7%
Diversified Healthcare Trust	2,391	18,027
LTC Properties Inc	480	18,346
National Health Investors Inc	369	28,380
Sabra Health Care REIT Inc	1,061	21,920
Sila Realty Trust Inc	641	19,506
		106,179
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	1,937	26,091
DiamondRock Hospitality Co	1,997	20,369
Park Hotels & Resorts Inc	1,895	21,736
Pebblebrook Hotel Trust	47	660
Sunstone Hotel Investors Inc	1,952	19,169
Xenia Hotels & Resorts Inc	1,073	17,458
		105,483
Industrial REITs - 0.0%
Lineage Inc	95	3,504
Office REITs - 0.5%
COPT Defense Properties	402	12,563
Douglas Emmett Inc	1,801	19,469
Peakstone Realty Trust	560	11,749
Piedmont Realty Trust Inc Class A1 (a)	1,912	15,984
Postal Realty Trust Inc Class A	422	9,233
SL Green Realty Corp	201	8,524
		77,522
Real Estate Management & Development - 0.8%
Compass Inc Class A (a)	2,516	19,046
Cushman & Wakefield Ltd	1,951	27,392
eXp World Holdings Inc	1,567	9,747
Howard Hughes Holdings Inc (a)	56	3,487
Marcus & Millichap Inc	411	11,422
Newmark Group Inc Class A	1,436	23,148
Opendoor Technologies Inc Class A (a)	2,947	15,855
St Joe Co/The	110	7,103
Tejon Ranch Co (a)	435	8,513
		125,713
Residential REITs - 0.1%
Centerspace	229	15,634
UMH Properties Inc	995	15,472
Veris Residential Inc	60	1,138
		32,244
Retail REITs - 1.1%
Acadia Realty Trust	356	7,697
Alexander's Inc	37	9,323
CBL & Associates Properties Inc	268	12,065
Curbline Properties Corp	856	23,626
Getty Realty Corp	79	2,616
InvenTrust Properties Corp	196	6,296
Macerich Co/The	1,875	40,744
NETSTREIT Corp	155	3,188
Phillips Edison & Co Inc	932	37,434
Tanger Inc	440	16,315
Urban Edge Properties	340	7,453
		166,757
Specialized REITs - 0.8%
EPR Properties	592	33,040
Farmland Partners Inc	546	5,870
Four Corners Property Trust Inc	961	24,573
Millrose Properties Inc Class A	1,160	35,577
Outfront Media Inc	552	17,029
Smartstop Self Storage REIT Inc	68	2,140
		118,229
TOTAL REAL ESTATE		839,046
Utilities - 2.1%
Electric Utilities - 0.9%
Hawaiian Electric Industries Inc (a)	1,500	22,605
MGE Energy Inc	310	24,868
Oklo Inc Class A (a)	553	40,093
Otter Tail Corp	155	13,832
TXNM Energy Inc	697	41,165
		142,563
Gas Utilities - 0.3%
Chesapeake Utilities Corp	197	24,846
Northwest Natural Holding Co	96	5,088
Spire Inc	256	23,342
		53,276
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class A	9	364
Clearway Energy Inc Class C	679	27,404
Hallador Energy Co (a)	657	10,203
		37,971
Multi-Utilities - 0.3%
Avista Corp	281	11,549
Northwestern Energy Group Inc	470	34,000
		45,549
Water Utilities - 0.4%
American States Water Co	122	9,185
Artesian Resources Corp Class A	42	1,315
California Water Service Group	174	7,350
H2O America	347	19,498
Middlesex Water Co	251	12,771
York Water Co/The	252	7,313
		57,432
TOTAL UTILITIES		336,791
TOTAL UNITED STATES		15,303,955
TOTAL COMMON STOCKS (Cost $14,674,397)		15,563,445

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $15,420)	3.69	15,417	15,420

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $14,689,817)	15,578,865
NET OTHER ASSETS (LIABILITIES) - 0.2%	28,645
NET ASSETS - 100.0%	15,607,510

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	3	6/2026	42,117	1,241

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,099,483	5,084,063	701	-	-	15,420	15,417	0.0%
Total	-	5,099,483	5,084,063	701	-	-	15,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	456,922	456,922	-	-
Consumer Discretionary	1,687,426	1,687,426	-	-
Consumer Staples	374,403	374,403	-	-
Energy	973,949	973,949	-	-
Financials	2,916,563	2,916,563	-	-
Health Care	2,612,800	2,612,800	-	-
Industrials	2,531,745	2,531,745	-	-
Information Technology	2,294,675	2,294,675	-	-
Materials	539,125	539,125	-	-
Real Estate	839,046	839,046	-	-
Utilities	336,791	336,791	-	-

Money Market Funds	15,420	15,420	-	-
Total Investments in Securities:	15,578,865	15,578,865	-	-
Derivative Instruments:

Assets
Futures Contracts	1,241	1,241	-	-
Total Assets	1,241	1,241	-	-
Total Derivative Instruments:	1,241	1,241	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,241	-
Total Equity Risk	1,241	-
Total Value of Derivatives	1,241	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,674,397)	$15,563,445
Fidelity Central Funds (cost $15,420)	15,420

Total Investment in Securities (cost $14,689,817)		$15,578,865
Segregated cash with brokers for derivative instruments		9,605
Cash		18,447
Receivable for fund shares sold		85,569
Dividends receivable		3,863
Distributions receivable from Fidelity Central Funds		60
Receivable for variation margin on futures contracts		900
Total assets		15,697,309
Liabilities
Payable for investments purchased	$74,525
Payable for fund shares redeemed	15,274
Total liabilities		89,799
Net Assets		$15,607,510
Net Assets consist of:
Paid in capital		$14,100,408
Total accumulated earnings (loss)		1,507,102
Net Assets		$15,607,510
Net Asset Value, offering price and redemption price per share ($15,607,510 ÷ 1,237,926 shares)		$12.61
Statement of Operations
For the period July 24, 2025 (commencement of operations) through April 30, 2026
Investment Income
Dividends		$83,676
Non-Cash dividends		4,963
Interest		197
Income from Fidelity Central Funds		701
Total income		89,537
Expenses
Independent trustees' fees and expenses	$12
Total expenses		12
Net Investment income (loss)		89,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	561,884
Redemptions in-kind	624,715
Futures contracts	4,750
Total net realized gain (loss)		1,191,349
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	889,048
Futures contracts	1,241
Total change in net unrealized appreciation (depreciation)		890,289
Net gain (loss)		2,081,638
Net increase (decrease) in net assets resulting from operations		$2,171,163
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through April 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,525
Net realized gain (loss)	1,191,349
Change in net unrealized appreciation (depreciation)	890,289
Net increase (decrease) in net assets resulting from operations	2,171,163
Distributions to shareholders	(40,062)

Share transactions
Proceeds from sales of shares	18,445,323
Reinvestment of distributions	28,501
Cost of shares redeemed	(4,997,415)

Net increase (decrease) in net assets resulting from share transactions	13,476,409
Total increase (decrease) in net assets	15,607,510

Net Assets
Beginning of period	-
End of period	$15,607,510

Other Information
Shares
Sold	1,668,049
Issued in reinvestment of distributions	2,524
Redeemed	(432,647)
Net increase (decrease)	1,237,926

Financial Highlights
Fidelity Flex® Small Cap Focused Index Fund

Years ended April 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	2.55
Total from investment operations	2.67
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$12.61
Total Return D	26.74%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G,H
Expenses net of fee waivers, if any	- % G,H
Expenses net of all reductions, if any	-% G,H
Net investment income (loss)	1.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,608
Portfolio turnover rate I	115 % H,J

AFor the period July 24, 2025 (commencement of operations) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Flex Small Cap Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,484,964
Gross unrealized depreciation	(772,325)
Net unrealized appreciation (depreciation)	$712,639
Tax Cost	$14,866,226

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$791,188
Undistributed long-term capital gain	$3,275
Net unrealized appreciation (depreciation) on securities and other investments	$712,639

The tax character of distributions paid was as follows:
April 30, 2026 A
Ordinary Income	$40,062

A For the period July 24, 2025 (commencement of operations) through April 30, 2026.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Focused Index Fund	22,810,702	7,832,402

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Focused Index Fund	103,903	-	624,715	624,715	1,285,964
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Small Cap Focused Index Fund	41
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Small Cap Focused Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Focused Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2026, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from July 24, 2025 (commencement of operations) through April 30, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 24, 2025 (commencement of operations) through April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2026, $3,276, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $755 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 66% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 69.07% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 25.06% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918046.100
FXS-ANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026